UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2008

Date of reporting period:         August 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
Diversified Fixed Income Portfolio .........................................  48
Diversified Stock Portfolio ................................................  74
Money Market Portfoio ...................................................... 155

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................... 159
Statements of Operations ................................................... 160
Statements of Changes in Net Assets ........................................ 162
Financial Highlights ....................................................... 164

NOTES TO FINANCIAL STATEMENTS .............................................. 165

OTHER INFORMATION .......................................................... 170

LIST OF ABBREVIATIONS ...................................................... 176

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

48 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 20.82%

AGRICULTURAL SERVICES: 0.02%
$    150,000  BUNGE LIMITED FINANCE CORPORATION                                         5.10%        07/15/2015    $       137,067
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.10%
     250,000  JCPENNEY COMPANY INCORPORATED                                             7.95         04/01/2017            279,483
     150,000  JCPENNEY CORPORATION INCORPORATED                                         6.38         10/15/2036            139,453
      65,000  KOHL'S CORPORATION                                                        6.00         01/15/2033             60,981
      65,000  LIMITED BRANDS                                                            5.25         11/01/2014             61,265
     125,000  MAY DEPARTMENT STORES COMPANY                                             4.80         07/15/2009            123,254

                                                                                                                           664,436
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
     250,000  JOHNSON CONTROLS INCORPORATED                                             5.50         01/15/2016            247,019
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                      5.85         03/01/2014            100,695
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
     125,000  CENTEX CORPORATION                                                        4.55         11/01/2010            115,669
      65,000  CENTEX CORPORATION                                                        5.25         06/15/2015             55,307
      65,000  DR HORTON INCORPORATED                                                    5.25         02/15/2015             53,697
     100,000  DR HORTON INCORPORATED                                                    5.38         06/15/2012             89,517
     100,000  LENNAR CORPORATION                                                        5.13         10/01/2010             94,375
      65,000  LENNAR CORPORATION SERIES B                                               5.60         05/31/2015             57,171
      65,000  MDC HOLDINGS INCORPORATED                                                 5.38         07/01/2015             58,269
     125,000  PULTE HOMES INCORPORATED                                                  5.25         01/15/2014            105,657
      65,000  PULTE HOMES INCORPORATED                                                  6.00         02/15/2035             48,926
     250,000  PULTE HOMES INCORPORATED                                                  7.88         08/01/2011            248,897
      65,000  TOLL BROTHERS FINANCE CORPORATION                                         5.15         05/15/2015             55,092

                                                                                                                           982,577
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
     150,000  BROWN-FORMAN CORPORATION                                                  5.20         04/01/2012            150,236
     180,000  CRH AMERICA INCORPORATED                                                  5.30         10/15/2013            173,534
     100,000  CRH AMERICA INCORPORATED                                                  5.63         09/30/2011            100,301
      50,000  CRH AMERICA INCORPORATED                                                  6.00         09/30/2016             49,894
     180,000  HOME DEPOT INCORPORATED                                                   4.63         08/15/2010            174,982
     100,000  HOME DEPOT INCORPORATED                                                   5.20         03/01/2011             98,780
      50,000  HOME DEPOT INCORPORATED                                                   5.25         12/16/2013             48,276
     180,000  HOME DEPOT INCORPORATED                                                   5.40         03/01/2016            169,700
     250,000  HOME DEPOT INCORPORATED<<                                                 5.88         12/16/2036            215,425
     400,000  LOWE'S COMPANIES INCORPORATED                                             5.00         10/15/2015            381,279
      75,000  LOWE'S COMPANIES INCORPORATED                                             6.50         03/15/2029             74,437

                                                                                                                         1,636,844
                                                                                                                   ---------------
BUSINESS SERVICES: 0.33%
     180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                              6.50         08/01/2013            179,919
   1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.00         06/15/2012          1,775,929
     130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.65         06/01/2014            129,319

                                                                                                                         2,085,167
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.88%
     150,000  ABBOTT LABORATORIES                                                       5.60         05/15/2011            152,389
     150,000  ABBOTT LABORATORIES<<                                                     5.88         05/15/2016            152,588
     100,000  AMGEN INCORPORATED++                                                      6.38         06/01/2037             96,193

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 49


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    250,000  BRISTOL-MYERS SQUIBB COMPANY                                              5.88%        11/15/2036    $       235,549
     300,000  CLOROX COMPANY                                                            5.00         01/15/2015            287,846
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                      5.20         11/07/2016             98,419
     100,000  DOW CHEMICAL COMPANY                                                      6.00         10/01/2012            102,792
     100,000  DOW CHEMICAL COMPANY                                                      7.38         11/01/2029            109,811
     200,000  EASTMAN CHEMICAL COMPANY                                                  7.60         02/01/2027            217,535
      65,000  EI DU PONT DE NEMOURS & COMPANY                                           4.88         04/30/2014             62,958
      50,000  EI DU PONT DE NEMOURS & COMPANY                                           5.25         12/15/2016             48,357
      25,000  EI DU PONT DE NEMOURS & COMPANY                                           5.60         12/15/2036             22,889
     180,000  EI DU PONT DE NEMOURS & COMPANY                                           6.88         10/15/2009            186,835
     400,000  ELI LILLY & COMPANY                                                       5.50         03/15/2027            377,437
     125,000  GENENTECH INCORPORATED                                                    4.40         07/15/2010            122,969
     250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                      4.38         04/15/2014            236,038
      75,000  ICI WILMINGTON INCORPORATED                                               4.38         12/01/2008             73,919
      65,000  LUBRIZOL CORPORATION                                                      5.50         10/01/2014             63,206
      65,000  MERCK & COMPANY INCORPORATED                                              5.95         12/01/2028             64,375
     100,000  MONSANTO COMPANY                                                          5.50         08/15/2025             91,671
     300,000  PFIZER INCORPORATED                                                       4.50         02/15/2014            287,876
      75,000  PRAXAIR INCORPORATED                                                      5.38         11/01/2016             73,379
     150,000  PRAXAIR INCORPORATED                                                      6.38         04/01/2012            157,753
     500,000  PROCTER & GAMBLE COMPANY                                                  4.85         12/15/2015            485,928
     100,000  PROCTER & GAMBLE COMPANY                                                  5.80         08/15/2034             98,655
     150,000  PROCTER & GAMBLE COMPANY                                                  6.88         09/15/2009            155,374
      75,000  ROHM & HAAS COMPANY                                                       7.85         07/15/2029             84,070
     120,000  SCHERING-PLOUGH CORPORATION                                               6.75         12/01/2033            130,979
     200,000  TEVA PHARMACEUTICAL FINANCE LLC<<                                         6.15         02/01/2036            188,285
     500,000  WYETH                                                                     5.45         04/01/2017            496,303
     180,000  WYETH                                                                     5.50         02/15/2016            179,034
     125,000  WYETH                                                                     6.00         02/15/2036            119,269
     300,000  WYETH                                                                     6.95         03/15/2011            317,445

                                                                                                                         5,578,126
                                                                                                                   ---------------
COMMUNICATIONS: 2.56%
      65,000  AMERICA MOVIL SA DE CV                                                    6.38         03/01/2035             63,163
     300,000  AT&T INCORPORATED                                                         4.13         09/15/2009            293,474
     325,000  AT&T INCORPORATED                                                         5.10         09/15/2014            313,053
     300,000  AT&T INCORPORATED                                                         6.25         03/15/2011            307,704
      70,000  AT&T INCORPORATED                                                         6.50         09/01/2037             70,100
     550,000  AT&T INCORPORATED                                                         8.00         11/15/2031            654,473
     360,000  AT&T WIRELESS                                                             7.88         03/01/2011            387,741
   1,000,000  AT&T WIRELESS                                                             8.13         05/01/2012          1,105,975
     225,000  AT&T WIRELESS                                                             8.75         03/01/2031            280,478
     250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                     7.88         02/15/2030            284,821
     325,000  BELLSOUTH CORPORATION                                                     4.20         09/15/2009            318,392
     325,000  BELLSOUTH CORPORATION                                                     5.20         09/15/2014            314,910
     180,000  BELLSOUTH CORPORATION                                                     6.00         11/15/2034            169,898
     180,000  BELLSOUTH CORPORATION                                                     6.55         06/15/2034            181,592
     180,000  BRITISH TELEPHONE PLC                                                     8.63         12/15/2010            197,426
     180,000  CBS CORPORATION                                                           4.63         05/15/2018            156,195
     100,000  CENTURYTEL INCORPORATED                                                   5.00         02/15/2015             93,137
     240,000  CENTURYTEL INCORPORATED                                                   6.00         04/01/2017            236,680
     350,000  COMCAST CABLE HOLDINGS LLC                                                7.13         02/15/2028            357,380
     100,000  COMCAST CORPORATION                                                       4.95         06/15/2016             92,567
     300,000  COMCAST CORPORATION                                                       5.30         01/15/2014            290,810
     200,000  COMCAST CORPORATION                                                       5.45         11/15/2010            201,741
      75,000  COMCAST CORPORATION                                                       5.88         02/15/2018             73,239

50 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    225,000  COMCAST CORPORATION                                                       5.90%        03/15/2016    $       222,729
     150,000  COMCAST CORPORATION                                                       6.45         03/15/2037            144,844
     200,000  COMCAST CORPORATION                                                       6.50         11/15/2035            194,714
     180,000  COX COMMUNICATIONS INCORPORATED                                           4.63         01/15/2010            177,143
     180,000  COX COMMUNICATIONS INCORPORATED                                           5.45         12/15/2014            175,076
     300,000  COX COMMUNICATIONS INCORPORATED                                           7.13         10/01/2012            318,271
     100,000  EMBARQ CORPORATION                                                        6.74         06/01/2013            104,046
     350,000  EMBARQ CORPORATION                                                        7.08         06/01/2016            360,946
     300,000  IAC/INTERACTIVECORP                                                       7.00         01/15/2013            311,580
     120,000  MOTOROLA INCORPORATED                                                     7.63         11/15/2010            127,505
     750,000  NEXTEL COMMUNICATIONS INCORPORATED SERIES E                               6.88         10/31/2013            750,229
     300,000  QWEST CORPORATION                                                         6.88         09/15/2033            274,500
     500,000  QWEST CORPORATION                                                         7.50         06/15/2023            491,250
      65,000  REED ELSEVIER CAPITAL INCORPORATED                                        4.63         06/15/2012             63,893
     275,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008            276,392
     180,000  SPRINT CAPITAL CORPORATION                                                6.90         05/01/2019            182,960
     300,000  SPRINT CAPITAL CORPORATION                                                8.38         03/15/2012            331,493
     225,000  SPRINT CAPITAL CORPORATION                                                8.75         03/15/2032            259,726
     415,000  TELECOM ITALIA CAPITAL SA                                                 5.25         11/15/2013            399,828
     150,000  TIME WARNER CABLE INCORPORATED++                                          5.85         05/01/2017            146,608
     250,000  TIME WARNER CABLE INCORPORATED<<,++                                       6.55         05/01/2037            243,006
     100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25         09/01/2008            100,717
     150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      8.38         07/15/2033            174,089
      50,000  TIME WARNER INCORPORATED                                                  6.50         11/15/2036             47,985
     360,000  TIME WARNER INCORPORATED                                                  6.88         05/01/2012            377,353
     325,000  TIME WARNER INCORPORATED                                                  7.63         04/15/2031            352,269
     300,000  TIME WARNER INCORPORATED<<                                                7.70         05/01/2032            328,247
     300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                5.88         01/17/2012            304,765
     250,000  VERIZON COMMUNICATIONS INCORPORATED                                       6.25         04/01/2037            246,046
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.90         09/15/2015            308,386
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                        5.85         09/15/2035             93,502
     500,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.25         12/01/2010            527,708
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.75         12/01/2030            396,579
     200,000  VIACOM INCORPORATED                                                       5.50         05/15/2033            167,968
     180,000  VIACOM INCORPORATED                                                       5.75         04/30/2011            181,225
     180,000  VIACOM INCORPORATED                                                       6.25         04/30/2016            180,303
     180,000  VIACOM INCORPORATED                                                       6.88         04/30/2036            175,282
     300,000  VODAFONE GROUP PLC                                                        7.75         02/15/2010            316,065

                                                                                                                        16,280,177
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 3.42%
$    150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                                         8.96%        12/31/2049    $       186,516
     180,000  BAC CAPITAL TRUST VI                                                      5.63         03/08/2035            162,269
     200,000  BAC CAPITAL TRUST XI                                                      6.63         05/23/2036            204,815
     800,000  BANK OF AMERICA CORPORATION                                               3.38         02/17/2009            783,728
   1,250,000  BANK OF AMERICA CORPORATION                                               4.50         08/01/2010          1,225,715
     250,000  BANK OF AMERICA CORPORATION                                               4.75         08/01/2015            235,981
     700,000  BANK OF AMERICA CORPORATION                                               5.38         06/15/2014            693,669
     250,000  BANK OF AMERICA CORPORATION                                               5.49         03/15/2019            238,685
     100,000  BANK OF AMERICA CORPORATION                                               5.63         10/14/2016             98,580
   1,000,000  BANK OF AMERICA CORPORATION                                               7.80         02/15/2010          1,063,619
     450,000  BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                          4.95         01/14/2011            449,767
     500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                           7.40         06/15/2011            536,530
     240,000  BANK ONE CORPORATION                                                      7.63         10/15/2026            273,281
     250,000  BANK ONE CORPORATION                                                      8.00         04/29/2027            301,325

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 51


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$    100,000  BB&T CAPITAL TRUST IV+/-                                                  6.82%        06/12/2049    $        94,314
     250,000  BB&T CORPORATION                                                          5.20         12/23/2015            241,405
     900,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014            861,735
   1,000,000  CITIGROUP INCORPORATED                                                    5.50         02/15/2017            975,818
     750,000  CITIGROUP INCORPORATED                                                    5.63         08/27/2012            757,336
     100,000  CITIGROUP INCORPORATED                                                    6.13         08/25/2036             97,680
     625,000  CITIGROUP INCORPORATED                                                    6.50         01/18/2011            649,644
     500,000  COMERCIA BANK SERIES BKNT                                                 5.75         11/21/2016            495,509
     100,000  COMERICA CAPITAL TRUST II+/-                                              6.58         02/20/2037             88,508
     100,000  DEUTSCHE BANK FINANCIAL LLC                                               5.38         03/02/2015             98,666
     500,000  FIFTH THIRD BANCORP                                                       5.45         01/15/2017            481,170
     200,000  HSBC BANK USA NA NEW YORK                                                 4.63         04/01/2014            188,338
     225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                     5.63         08/15/2035            204,323
     825,000  JPMORGAN CHASE & COMPANY<<                                                3.50         03/15/2009            809,200
     250,000  JPMORGAN CHASE & COMPANY                                                  5.25         05/01/2015            243,536
     600,000  JPMORGAN CHASE & COMPANY                                                  5.60         06/01/2011            605,264
     800,000  JPMORGAN CHASE & COMPANY                                                  6.63         03/15/2012            839,342
     350,000  KEYBANK NA                                                                5.80         07/01/2014            350,422
     250,000  LEHMAN BROTHERS HOLDINGS                                                  6.88         07/17/2037            234,864
     250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                    5.00         01/17/2017            235,890
     200,000  MELLON FUNDING CORPORATION                                                5.00         12/01/2014            192,021
     100,000  MELLON FUNDING CORPORATION                                                5.20         05/15/2014             98,207
     360,000  NATIONAL CITY CORPORATION                                                 4.90         01/15/2015            344,291
     450,000  PNC FUNDING CORPORATION                                                   5.13         12/14/2010            448,754
     150,000  SUNTRUST BANK                                                             5.00         09/01/2015            142,597
     250,000  SUNTRUST CAPITAL VIII+/-                                                  6.10         12/15/2049            216,899
     200,000  UBS AG STAMFORD CT                                                        5.88         07/15/2016            207,835
     360,000  UBS PREFERRED FUNDING TRUST I+/-                                          8.62         12/31/2049            393,990
     200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                      5.95         05/11/2016            202,140
     275,000  US BANK NA SERIES BKNT                                                    4.95         10/30/2014            266,907
     250,000  WACHOVIA BANK NA                                                          5.85         02/01/2037            235,325
     300,000  WACHOVIA CORPORATION                                                      5.25         08/01/2014            293,813
     400,000  WACHOVIA CORPORATION                                                      5.50         08/01/2035            357,698
     500,000  WACHOVIA CORPORATION                                                      5.63         10/15/2016            492,412
     325,000  WASHINGTON MUTUAL INCORPORATED                                            4.00         01/15/2009            315,125
     325,000  WASHINGTON MUTUAL INCORPORATED                                            5.25         09/15/2017            286,002
     900,000  WELLS FARGO & COMPANY ##                                                  4.20         01/15/2010            880,113
     500,000  WELLS FARGO & COMPANY ##                                                  5.30         08/26/2011            500,355
     500,000  WELLS FARGO BANK NA ##                                                    4.75         02/09/2015            476,134
     150,000  WELLS FARGO BANK NA ##                                                    5.95         08/26/2036            146,760
      75,000  WESTERN UNION COMPANY                                                     5.40         11/17/2011             74,910
      75,000  WESTERN UNION COMPANY                                                     5.93         10/01/2016             74,478
      75,000  WESTERN UNION COMPANY                                                     6.20         11/17/2036             72,540

                                                                                                                        21,726,750
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.02%
     120,000  Yum! BRANDS Incorporated                                                  8.88         04/15/2011            133,590
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.87%
      75,000  AMERENUE                                                                  5.40         02/01/2016             72,814
     100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                     5.38         03/15/2010             99,805
     315,000  APPALACHIAN POWER COMPANY SERIES L                                        5.80         10/01/2035            287,106
     500,000  ARIZONA PUBLIC SERVICE COMPANY                                            6.38         10/15/2011            515,136
     100,000  ATMOS ENERGY CORPORATION                                                  4.95         10/15/2014             94,582
      50,000  ATMOS ENERGY CORPORATION                                                  6.35         06/15/2017             50,930
     180,000  CAROLINA POWER & LIGHT COMPANY                                            5.25         12/15/2015            175,358

52 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                      5.70%        03/15/2013    $       452,678
      65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                    5.88         02/01/2033             60,059
      50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                    5.40         12/15/2011             49,697
     180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                                   4.88         02/01/2013            175,539
     100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                       5.50         09/15/2016             98,651
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                          5.30         12/01/2016             48,599
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                          5.70         12/01/2036             46,203
     100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                 5.00         12/01/2014             95,358
     200,000  CONSTELLATION ENERGY GROUP INCORPORATED                                   7.00         04/01/2012            211,478
     150,000  CONSUMERS ENERGY COMPANY SERIES B                                         5.38         04/15/2013            150,106
     100,000  DOMINION RESOURCES INCORPORATED                                           4.75         12/15/2010             97,895
     180,000  DOMINION RESOURCES INCORPORATED                                           5.70         09/17/2012            180,705
      50,000  DOMINION RESOURCES INCORPORATED SERIES A                                  5.60         11/15/2016             49,002
     125,000  DOMINION RESOURCES INCORPORATED SERIES B                                  5.95         06/15/2035            117,125
     350,000  DTE ENERGY COMPANY                                                        6.35         06/01/2016            360,760
     150,000  DTE ENERGY COMPANY                                                        7.05         06/01/2011            158,469
     125,000  DUKE CAPITAL LLC                                                          5.67         08/15/2014            123,693
     100,000  DUKE CAPITAL LLC                                                          8.00         10/01/2019            112,078
      75,000  DUKE ENERGY CORPORATION                                                   6.45         10/15/2032             77,472
     500,000  DUKE ENERGY CORPORATION SERIES D                                          7.38         03/01/2010            526,146
     120,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88         08/16/2010            127,785
     100,000  EMERSON ELECTRIC COMPANY                                                  4.75         10/15/2015             94,953
      55,000  ENERGY TRANSFER PARTNERS                                                  6.13         02/15/2017             53,748
      30,000  ENERGY TRANSFER PARTNERS                                                  6.63         10/15/2036             28,750
     125,000  EXELON CORPORATION                                                        4.90         06/15/2015            116,228
      65,000  EXELON CORPORATION                                                        5.63         06/15/2035             57,807
     150,000  EXELON GENERATION COMPANY LLC                                             6.95         06/15/2011            156,482
     150,000  FIRST ENERGY CORPORATION SERIES B                                         6.45         11/15/2011            154,921
     180,000  FIRST ENERGY CORPORATION SERIES C                                         7.38         11/15/2031            198,369
     150,000  FLORIDA POWER & LIGHT COMPANY                                             5.63         04/01/2034            140,510
     100,000  FLORIDA POWER & LIGHT COMPANY                                             5.85         05/01/2037             96,463
     100,000  FLORIDA POWER CORPORATION                                                 4.80         03/01/2013             96,755
     100,000  GEORGIA POWER COMPANY SERIES B                                            5.70         06/01/2017             99,673
     100,000  JERSEY CENTRAL POWER & LIGHT                                              5.63         05/01/2016             98,195
     125,000  KEYSPAN CORPORATION                                                       5.80         04/01/2035            115,553
      75,000  MIDAMERICAN ENERGY COMPANY                                                5.80         10/15/2036             70,600
     180,000  MIDAMERICAN ENERGY HOLDINGS                                               5.88         10/01/2012            183,668
     250,000  MIDAMERICAN ENERGY HOLDINGS                                               6.13         04/01/2036            241,051
     100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                       5.95         05/15/2037             93,802
     180,000  NISOURCE FINANCE CORPORATION                                              5.25         09/15/2017            166,309
      65,000  NISOURCE FINANCE CORPORATION                                              5.45         09/15/2020             58,745
     100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                   6.20         07/01/2037            100,546
      65,000  ONEOK INCORPORATED                                                        5.20         06/15/2015             61,827
     200,000  ONEOK PARTNERS LP                                                         6.15         10/01/2016            201,467
     125,000  PACIFIC GAS & ELECTRIC COMPANY                                            4.80         03/01/2014            119,341
     250,000  PACIFIC GAS & ELECTRIC COMPANY                                            5.80         03/01/2037            235,922
     200,000  PACIFIC GAS & ELECTRIC COMPANY                                            6.05         03/01/2034            195,890
     500,000  PPL ENERGY SUPPLY LLC                                                     6.20         05/15/2016            505,193
     180,000  PROGRESS ENERGY INCORPORATED                                              7.10         03/01/2011            190,136
     120,000  PROGRESS ENERGY INCORPORATED                                              7.75         03/01/2031            139,562
     150,000  PSEG POWER LLC                                                            7.75         04/15/2011            160,852
      75,000  PSEG POWER LLC                                                            8.63         04/15/2031             92,106
     150,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88         10/01/2012            166,552
     100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                          5.80         05/01/2037             94,737
     100,000  PUGET SOUND ENERGY INCORPORATED                                           6.27         03/15/2037             99,135
     100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                            5.00         01/15/2016             96,400

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 53


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                        5.35%        07/15/2035      $      161,805
         75,000   SOUTHERN CALIFORNIA GAS COMPANY                                       5.75         11/15/2035              71,104
        100,000   SOUTHERN COMPANY SERIES A                                             5.30         01/15/2012              99,766
        250,000   SOUTHERN POWER COMPANY SERIES D                                       4.88         07/15/2015             235,658
        100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                          5.55         01/15/2017              97,202
        100,000   SOUTHWESTERN PUBLIC SERVICE                                           6.00         10/01/2036              93,636
         75,000   TAMPA ELECTRIC COMPANY                                                6.15         05/15/2037              72,813
        150,000   TENNESSEE VALLEY AUTHORITY                                            5.50         07/18/2017             154,562
         50,000   TOLEDA EDISON COMPANY                                                 6.15         05/15/2037              46,536
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         6.38         05/01/2012              77,317
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.00         05/01/2032              77,329
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.25         01/15/2033              79,619
        150,000   TXU ENERGY COMPANY LLC                                                7.00         03/15/2013             154,067
        100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            4.75         03/01/2013              96,292
        105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            6.00         05/15/2037              99,850
         65,000   WASTE MANAGEMENT INCORPORATED                                         5.00         03/15/2014              62,163
        180,000   WASTE MANAGEMENT INCORPORATED                                         6.50         11/15/2008             182,086
        150,000   WASTE MANAGEMENT INCORPORATED                                         7.75         05/15/2032             166,334
        100,000   WISCONSIN ELECTRIC POWER                                              5.63         05/15/2033              94,621
         50,000   WISCONSIN ELECTRIC POWER                                              5.70         12/01/2036              47,681
        125,000   WISCONSIN ENERGY CORPORATION+/-                                       6.25         05/15/2049             121,082
        100,000   WISCONSIN POWER & LIGHT COMPANY                                       6.38         08/15/2037             101,828
        100,000   XCEL ENERGY INCORPORATED                                              7.00         12/01/2010             104,506

                                                                                                                         11,895,334
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
0.04%
        120,000   MOTOROLA INCORPORATED                                                 7.50         05/15/2025             122,837
        100,000   NISOURCE FINANCE CORPORATION                                          6.40         03/15/2018             100,006

                                                                                                                            222,843
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.02%
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        5.13         11/01/2010              99,299
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.03%
        200,000   FORTUNE BRANDS INCORPORATED                                           5.38         01/15/2016             190,850
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.72%
        100,000   ALTRIA GROUP INCORPORATED                                             5.63         11/04/2008             100,147
        150,000   ALTRIA GROUP INCORPORATED                                             7.00         11/04/2013             162,439
        180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 4.38         01/15/2013             171,171
         50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.60         03/01/2017              49,782
        250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.75         04/01/2036             235,013
        350,000   ARCHER-DANIELS-MIDLAND COMPANY                                        5.38         09/15/2035             313,537
        100,000   BOTTLING GROUP LLC                                                    4.63         11/15/2012              97,733
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                    4.38         09/15/2009             177,446
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                    6.75         09/15/2028             192,200
        200,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.00         09/15/2022             239,827
        120,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.50         02/01/2022             149,047
        150,000   CONAGRA FOODS INCORPORATED                                            6.75         09/15/2011             156,630
        120,000   CONAGRA FOODS INCORPORATED                                            8.25         09/15/2030             141,195
        100,000   GENERAL MILLS INCORPORATED                                            5.70         02/15/2017              97,998
        225,000   GENERAL MILLS INCORPORATED                                            6.00         02/15/2012             229,282
        150,000   GRAND METROPOLITAN INVESTMENT CORPORATION SS.                         7.45         04/15/2035             169,020
        225,000   HJ HEINZ FINANCE COMPANY                                              6.63         07/15/2011             234,926
        350,000   KELLOGG COMPANY SERIES B                                              6.60         04/01/2011             364,353

54 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
FOOD & KINDRED PRODUCTS (continued)
$       125,000   KRAFT FOODS INCORPORATED                                              4.13%        11/12/2009      $      122,519
        350,000   KRAFT FOODS INCORPORATED                                              5.25         10/01/2013             339,959
        275,000   KRAFT FOODS INCORPORATED<<                                            5.63         11/01/2011             276,137
         75,000   KRAFT FOODS INCORPORATED                                              6.50         11/01/2031              72,513
         60,000   KRAFT FOODS INCORPORATED                                              7.00         08/11/2037              61,757
        100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                            7.00         03/01/2029             111,080
        250,000   SARA LEE CORPORATION                                                  6.25         09/15/2011             256,661
         75,000   WM WRIGLEY JR COMPANY                                                 4.30         07/15/2010              73,409

                                                                                                                          4,595,781
                                                                                                                     --------------
FOOD STORES: 0.11%
        100,000   KROGER COMPANY                                                        4.95         01/15/2015              94,959
        350,000   KROGER COMPANY                                                        6.75         04/15/2012             369,024
         75,000   KROGER COMPANY<<                                                      7.50         04/01/2031              80,933
        100,000   SAFEWAY INCORPORATED                                                  4.95         08/16/2010              98,760
         75,000   SAFEWAY INCORPORATED<<                                                7.25         02/01/2031              79,100

                                                                                                                            722,776
                                                                                                                     --------------
FORESTRY: 0.06%
        180,000   WEYERHAEUSER COMPANY                                                  6.75         03/15/2012             185,591
        225,000   WEYERHAEUSER COMPANY                                                  7.38         03/15/2032             225,236

                                                                                                                            410,827
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.09%
         50,000   CINTAS CORPORATION #2                                                 6.15         08/15/2036              49,998
        180,000   MASCO CORPORATION                                                     5.88         07/15/2012             180,502
        350,000   MASCO CORPORATION                                                     6.13         10/03/2016             343,430

                                                                                                                            573,930
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.47%
        100,000   COSTCO WHOLESALE CORPORATION                                          5.30         03/15/2012             100,837
        200,000   COSTCO WHOLESALE CORPORATION                                          5.50         03/15/2017             198,534
        405,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                5.35         03/15/2012             400,518
        100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                5.90         12/01/2016              96,340
        180,000   TARGET CORPORATION                                                    5.40         10/01/2008             179,477
        150,000   TARGET CORPORATION                                                    7.00         07/15/2031             159,440
        500,000   WAL-MART STORES INCORPORATED                                          4.13         02/15/2011             486,031
        180,000   WAL-MART STORES INCORPORATED                                          4.55         05/01/2013             172,843
        325,000   WAL-MART STORES INCORPORATED                                          5.25         09/01/2035             283,828
        100,000   WAL-MART STORES INCORPORATED                                          5.88         04/05/2027              96,010
        800,000   WAL-MART STORES INCORPORATED                                          6.88         08/10/2009             827,730

                                                                                                                          3,001,588
                                                                                                                     --------------
HEALTH SERVICES: 0.22%
        350,000   AETNA INCORPORATED                                                    5.75         06/15/2011             357,490
        100,000   AMGEN INCORPORATED++                                                  5.85         06/01/2017              97,959
        350,000   ANTHEM INCORPORATED                                                   6.80         08/01/2012             372,657
        180,000   CARDINAL HEALTH INCORPORATED                                          5.85         12/15/2017             176,851
        225,000   MERCK & COMPANY INCORPORATED                                          4.75         03/01/2015             214,427
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        6.95         07/01/2037             103,060
        100,000   SCHERING-PLOUGH CORPORATION                                           5.55         12/01/2013             100,131

                                                                                                                          1,422,575
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 55


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
HOLDING & OTHER INVESTMENT OFFICES: 0.64%
$        50,000   ALLIED CAPITAL CORPORATION                                            6.63%        07/15/2011      $       51,306
        100,000   AMERIPRISE FINANCIAL INCORPORATED                                     5.35         11/15/2010             100,949
        350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         6.13         11/01/2012             360,965
        500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.85         01/15/2015             487,142
        100,000   BOSTON PROPERTIES LP                                                  6.25         01/15/2013             103,244
         65,000   COLONIAL REALTY LP                                                    5.50         10/01/2015              61,831
      1,350,000   CREDIT SUISSE USA INCORPORATED                                        6.50         01/15/2012           1,404,680
         50,000   EQUIFAX INCORPORATED                                                  7.00         07/01/2037              50,075
        180,000   ERP OPERATING LP                                                      5.25         09/15/2014             173,026
         75,000   FUND AMERICAN COMPANIES INCORPORATED                                  5.88         05/15/2013              74,701
        360,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.15         01/15/2014             345,251
        100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.63         05/01/2017              93,404
        180,000   ISTAR FINANCIAL INCORPORATED                                          5.15         03/01/2012             166,940
        350,000   ISTAR FINANCIAL INCORPORATED SERIES 1                                 5.88         03/15/2016             315,252
        100,000   MACK-CALI REALTY LP                                                   7.75         02/15/2011             107,451
        180,000   SIMON PROPERTY GROUP LP                                               3.75         01/30/2009             175,709

                                                                                                                          4,071,926
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.03%
         75,000   MARRIOTT INTERNATIONAL                                                5.81         11/10/2015              74,464
         50,000   STARWOOD HOTELS & RESORTS                                             7.38         11/15/2015              50,579
         50,000   WYNDHAM WORLDWIDE CORPORATION                                         6.00         12/01/2016              48,853

                                                                                                                            173,896
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.40%
        250,000   CATERPILLAR INCORPORATED                                              6.05         08/15/2036             242,361
         75,000   COMPUTER SCIENCES CORPORATION                                         7.38         06/15/2011              79,777
        500,000   DEERE & COMPANY                                                       7.85         05/15/2010             535,271
        200,000   DELL INCORPORATED                                                     7.10         04/15/2028             211,623
        180,000   HEWLETT-PACKARD COMPANY                                               6.50         07/01/2012             189,767
        200,000   IBM CORPORATION                                                       4.75         11/29/2012             196,650
        250,000   IBM CORPORATION                                                       5.88         11/29/2032             248,834
        180,000   IBM CORPORATION SERIES MTN                                            4.38         06/01/2009             179,039
        100,000   ORACLE CORPORATION                                                    5.00         01/15/2011              99,506
        350,000   ORACLE CORPORATION                                                    5.25         01/15/2016             341,658
        250,000   PITNEY BOWES INCORPORATED SERIES MTN                                  4.75         01/15/2016             233,260

                                                                                                                          2,557,746
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.08%
         75,000   AON CORPORATION                                                       8.21         01/01/2027              79,238
        100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        4.63         07/15/2013              95,424
         75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.95         10/15/2036              70,752
        200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                               5.15         09/15/2010             198,504
         75,000   WILLIS NORTH AMERICA INCORPORATED                                     5.63         07/15/2015              71,684

                                                                                                                            515,602
                                                                                                                     --------------
INSURANCE CARRIERS: 1.04%
         75,000   ACE INA HOLDINGS INCORPORATED                                         5.88         06/15/2014              75,552
         75,000   AEGON FUNDING CORPORATION                                             5.75         12/15/2020              74,852
        150,000   AETNA INCORPORATED                                                    6.63         06/15/2036             150,004
        330,000   ALLSTATE CORPORATION                                                  5.55         05/09/2035             291,843
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             5.05         10/01/2015             239,075
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         05/01/2036             252,985
         50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         03/15/2037              46,284
         75,000   ASSURANT INCORPORATED                                                 6.75         02/15/2034              75,830

56 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
INSURANCE CARRIERS (continued)
$        80,000   CHUBB CORPORATION                                                     6.00%        05/11/2037      $       75,864
        350,000   CHUBB CORPORATION+/-                                                  6.38         03/29/2049             343,403
         50,000   CIGNA CORPORATION                                                     6.15         11/15/2036              47,830
         75,000   CINCINNATI FINANCIAL CORPORATION                                      6.92         05/15/2028              80,082
         65,000   CNA FINANCIAL CORPORATION                                             5.85         12/15/2014              64,146
         50,000   CNA FINANCIAL CORPORATION                                             6.00         08/15/2011              50,334
         50,000   CNA FINANCIAL CORPORATION                                             6.50         08/15/2016              50,245
        180,000   GE GLOBAL INSURANCE HOLDINGS                                          7.00         02/15/2026             191,305
        350,000   GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                            5.75         05/15/2013             354,628
        100,000   GENWORTH FINANCIAL INCORPORATED                                       4.95         10/01/2015              94,404
        250,000   JEFFERSON-PILOT CORPORATION                                           4.75         01/30/2014             239,942
        100,000   LOEWS CORPORATION                                                     5.25         03/15/2016              97,453
         65,000   MBIA INCORPORATED                                                     5.70         12/01/2034              52,945
        250,000   METLIFE INCORPORATED                                                  5.00         11/24/2013             245,197
        100,000   METLIFE INCORPORATED                                                  6.13         12/01/2011             103,600
        280,000   METLIFE INCORPORATED                                                  6.38         06/15/2034             282,170
         75,000   NATIONWIDE FINANCIAL SERVICES                                         5.90         07/01/2012              75,905
        100,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                  3.20         04/01/2009              97,315
         75,000   PROGRESSIVE CORPORATION                                               6.25         12/01/2032              76,626
        100,000   PROTECTIVE LIFE SECURED TRUST                                         4.85         08/16/2010             100,104
        105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          5.10         12/14/2011             104,327
        180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                         5.40         06/13/2035             158,009
         75,000   SAFECO CORPORATION                                                    4.88         02/01/2010              74,868
        180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                             5.50         12/01/2015             177,786
        100,000   THE TRAVELERS COMPAINES INCORPORATED                                  5.38         06/15/2012             100,839
        150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.75         12/15/2017             148,866
         65,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       6.25         06/15/2037              63,111
         75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                   5.75         12/14/2015              75,581
        250,000   TRAVELERS COS INCORPORATED+/-                                         6.25         03/15/2037             235,578
        125,000   UNITEDHEALTH GROUP INCORPORATED                                       4.88         03/15/2015             118,568
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.25         03/15/2011             251,871
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.80         03/15/2036             234,161
        100,000   UNITRIN INCORPORATED                                                  6.00         05/15/2017             100,629
        100,000   WELLPOINT INCORPORATED                                                5.00         01/15/2011              99,536
        100,000   WELLPOINT INCORPORATED                                                5.25         01/15/2016              96,518
         75,000   WELLPOINT INCORPORATED                                                5.85         01/15/2036              68,177
        500,000   WELLPOINT INCORPORATED                                                5.88         06/15/2017             500,491
        100,000   WR BERKLEY CORPORATION                                                6.25         02/15/2037              93,897

                                                                                                                          6,632,736
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.06%
         50,000   BAXTER INTERNATIONAL INCORPORATED                                     5.90         09/01/2016              50,765
        125,000   MEDTRONIC INCORPORATED SERIES B                                       4.38         09/15/2010             122,822
        225,000   RAYTHEON COMPANY                                                      4.85         01/15/2011             222,179

                                                                                                                            395,766
                                                                                                                     --------------
METAL MINING: 0.03%
        150,000   SOUTHERN COPPER CORPORATION                                           7.50         07/27/2035             157,812
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.10%
         75,000   3M COMPANY SERIES MTN                                                 5.70         03/15/2037              73,015
        360,000   GENERAL ELECTRIC COMPANY                                              5.00         02/01/2013             355,162
        200,000   TYCO INTERNATIONAL GROUP SA                                           6.38         10/15/2011             209,482

                                                                                                                            637,659
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 57


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
MISCELLANEOUS RETAIL: 0.12%
$        65,000   CVS CAREMARK CORPORATION                                              4.00%        09/15/2009      $       63,505
        200,000   CVS CAREMARK CORPORATION                                              5.75         06/01/2017             195,466
        250,000   CVS CAREMARK CORPORATION                                              6.13         08/15/2016             251,098
         65,000   CVS CAREMARK CORPORATION                                              6.25         06/01/2027              62,639
        180,000   FEDERATED DEPARTMENT STORES INCORPORATED                              6.90         04/01/2029             169,808

                                                                                                                            742,516
                                                                                                                     --------------
MOTION PICTURES: 0.18%
        180,000   NEWS AMERICA INCORPORATED                                             5.30         12/15/2014             175,194
        450,000   NEWS AMERICA INCORPORATED                                             6.40         12/15/2035             430,178
        180,000   WALT DISNEY COMPANY                                                   6.38         03/01/2012             188,291
         75,000   WALT DISNEY COMPANY                                                   7.00         03/01/2032              84,560
        250,000   WALT DISNEY COMPANY SERIES MTN                                        5.63         09/15/2016             252,019

                                                                                                                          1,130,242
                                                                                                                     --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
         75,000   GOODRICH CORPORATION                                                  7.63         12/15/2012              83,293
                                                                                                                     --------------

NETWORKING PRODUCTS: 0.07%
        180,000   CISCO SYSTEMS INCORPORATED                                            5.25         02/22/2011             181,133
        275,000   CISCO SYSTEMS INCORPORATED                                            5.50         02/22/2016             273,891

                                                                                                                            455,024
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.83%
        100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                       4.50         05/29/2009              99,697
        100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                        4.25         02/26/2010              98,689
        200,000   AMERICAN EXPRESS+/-                                                   6.80         09/01/2049             204,811
        100,000   AMERICAN EXPRESS CREDIT CORPORATION                                   5.30         12/02/2015              98,598
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                       4.88         05/15/2010             178,392
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                      5.40         12/01/2015             171,469
        300,000   BOEING CAPITAL CORPORATION                                            6.10         03/01/2011             312,479
        100,000   BRANCH BANKING & TRUST SERIES BKNT                                    5.63         09/15/2016              98,965
        200,000   CAPITAL ONE CAPITAL III                                               7.69         08/15/2036             185,176
         50,000   CAPITAL ONE CAPITAL IV+/-                                             6.75         02/17/2037              41,738
        115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                              5.70         09/15/2011             113,232
        300,000   CAPITAL ONE FINANCIAL CORPORATION                                     4.80         02/21/2012             283,609
        180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                            4.30         06/01/2010             176,554
        275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 5.50         03/15/2016             273,912
         65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                4.75         02/17/2015              61,449
        325,000   CIT GROUP INCORPORATED                                                5.00         11/24/2008             314,849
         90,000   CIT GROUP INCORPORATED                                                5.40         02/13/2012              82,693
        500,000   CIT GROUP INCORPORATED+/-                                             6.10         03/15/2049             368,218
        275,000   CITIGROUP INCORPORATED                                                6.00         10/31/2033             264,805
        100,000   COUNTRYWIDE FINANCIAL CORPORATION<<                                   6.25         05/15/2016              88,748
        525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  5.00         11/15/2011             522,808
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                     5.00         01/08/2016             480,546
        750,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      3.13         04/01/2009             732,201
        450,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      4.13         09/01/2009             444,060
        400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      6.75         03/15/2032             439,354
        200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                      5.91         11/30/2035             189,593
      1,000,000   HSBC FINANCE CORPORATION                                              4.13         11/16/2009             975,368
        300,000   HSBC FINANCE CORPORATION                                              4.63         09/15/2010             293,335
        275,000   HSBC FINANCE CORPORATION                                              4.75         05/15/2009             272,368
        325,000   HSBC FINANCE CORPORATION                                              5.00         06/30/2015             305,471
        450,000   HSBC FINANCE CORPORATION                                              5.25         01/14/2011             445,507
        800,000   HSBC FINANCE CORPORATION                                              6.38         11/27/2012             822,078

58 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    250,000  JOHN DEERE CAPITAL CORPORATION                                            7.00%        03/15/2012    $       268,324
     100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                 5.50         04/13/2017            100,266
     180,000  JPMORGAN CHASE CAPITAL XV                                                 5.88         03/15/2035            159,620
     150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                      6.45         02/02/2037            133,185
     180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                               7.25         03/01/2012            192,673
     150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC<<                                                             8.00         03/01/2032            180,775
      65,000  SLM CORPORATION SERIES MTN                                                5.63         08/01/2033             49,489
     325,000  SLM CORPORATION SERIES MTNA                                               4.00         01/15/2009            310,657
     300,000  SLM CORPORATION SERIES MTNA                                               5.00         10/01/2013            259,412
     180,000  TEXTRON FINANCIAL CORPORATION                                             4.60         05/03/2010            178,942
     175,000  TOYOTA MOTOR CREDIT CORPORATION                                           4.25         03/15/2010            173,437
     100,000  UNILEVER CAPITAL CORPORATION                                              5.90         11/15/2032             96,821
     100,000  UNILEVER CAPITAL CORPORATION                                              7.13         11/01/2010            106,184

                                                                                                                        11,650,557
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.05%
      70,000  XEROX CORPORATION                                                         5.50         05/15/2012             69,201
     250,000  XEROX CORPORATION                                                         6.75         02/01/2017            257,282

                                                                                                                           326,483
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.63%
     100,000  ANADARKO PETROLEUM CORPORATION                                            5.95         09/15/2016             99,447
     100,000  ANADARKO PETROLEUM CORPORATION                                            6.45         09/15/2036             97,190
     100,000  APACHE CORPORATION<<                                                      5.25         04/15/2013             99,426
      30,000  APACHE CORPORATION                                                        5.63         01/15/2017             29,836
     100,000  APACHE CORPORATION                                                        6.00         01/15/2037             95,742
     100,000  APACHE CORPORATION                                                        6.25         04/15/2012            104,413
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.85         02/01/2035             59,552
     300,000  CONOCOPHILLIPS COMPANY                                                    6.95         04/15/2029            328,837
     750,000  CONOCOPHILLIPS COMPANY                                                    8.75         05/25/2010            819,246
     180,000  DEVON FINANCING CORPORATION ULC                                           6.88         09/30/2011            190,375
     120,000  DEVON FINANCING CORPORATION ULC                                           7.88         09/30/2031            141,079
     500,000  EL PASO ENERGY CORPORATION++                                              5.90         04/01/2017            486,006
     150,000  EL PASO NATURAL GAS COMPANY++                                             5.95         04/15/2017            146,320
     150,000  HALLIBURTON COMPANY                                                       5.50         10/15/2010            151,783
     180,000  HESS CORPORATION                                                          7.88         10/01/2029            205,317
     120,000  NEXEN INCORPORATED                                                        7.88         03/15/2032            137,835
     180,000  OCCIDENTAL PETROLEUM CORPORATION                                          6.75         01/15/2012            192,803
     250,000  PC FINANCIAL PARTNERSHIP                                                  5.00         11/15/2014            239,914
      50,000  PRAXAIR INCORPORATED                                                      5.20         03/15/2017             48,217
      65,000  TALISMAN ENERGY INCORPORATED                                              5.13         05/15/2015             62,213
     125,000  XTO ENERGY INCORPORATED                                                   4.90         02/01/2014            119,925
     125,000  XTO ENERGY INCORPORATED                                                   6.10         04/01/2036            118,383

                                                                                                                         3,973,859
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.17%
     125,000  INTERNATIONAL PAPER COMPANY                                               4.00         04/01/2010            121,262
     180,000  INTERNATIONAL PAPER COMPANY                                               5.30         04/01/2015            172,802
     300,000  KIMBERLY-CLARK CORPORATION                                                5.00         08/15/2013            293,829
      75,000  MEADWESTVACO CORPORATION                                                  6.85         04/01/2012             77,942
     200,000  PACTIV CORPORATION                                                        6.40         01/15/2018            204,155
     100,000  TEMPLE-INLAND INCORPORATED                                                7.88         05/01/2012            107,670
      75,000  WESTVACO CORPORATION                                                      8.20         01/15/2030             78,353

                                                                                                                         1,056,013
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 59


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.20%
$    125,000  ENTERPRISE PRODUCTS OPERATING LP                                          4.95%        06/01/2010    $       124,031
      65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 5.60         10/15/2014             63,730
     120,000  HESS CORPORATION                                                          7.30         08/15/2031            130,489
     150,000  MARATHON OIL CORPORATION                                                  6.00         07/01/2012            153,697
     100,000  SEMPRA ENERGY                                                             6.00         02/01/2013            102,778
     100,000  SUNOCO INCORPORATED                                                       5.75         01/15/2017             98,713
     500,000  VALERO ENERGY CORPORATION                                                 6.13         06/15/2017            509,414
     100,000  VALERO ENERGY CORPORATION                                                 7.50         04/15/2032            109,571

                                                                                                                         1,292,423
                                                                                                                   ---------------
PIPELINES: 0.22%
     100,000  BOARDWALK PIPELINES LP<<                                                  5.88         11/15/2016             98,908
      75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                         7.88         04/01/2013             81,966
      65,000  ENBRIDGE ENERGY PARTNERS LP                                               5.88         12/15/2016             64,000
      75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 6.88         03/01/2033             74,954
     100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                  5.88         06/01/2013            100,435
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.00         12/15/2013             94,759
     500,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.13         11/15/2014            472,375
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.80         03/15/2035             87,850
      50,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.13         01/15/2017             50,154
     200,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037            197,941
      75,000  TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032             82,752

                                                                                                                         1,406,094
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.13%
      25,000  ALCOA INCORPORATED                                                        5.55         02/01/2017             24,374
     300,000  ALCOA INCORPORATED                                                        5.90         02/01/2027            285,360
      25,000  ALCOA INCORPORATED<<                                                      5.95         02/01/2037             23,930
     250,000  ALCOA INCORPORATED                                                        6.50         06/01/2011            259,978
      75,000  ALCOA INCORPORATED                                                        6.75         01/15/2028             78,218
      50,000  COMMERCIAL METALS COMPANY                                                 6.50         07/15/2017             52,100
     100,000  US STEEL CORPORATION                                                      6.05         06/01/2017             97,267

                                                                                                                           821,227
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.07%
      75,000  RR DONNELLEY & SONS COMPANY                                               4.95         05/15/2010             74,341
      65,000  RR DONNELLEY & SONS COMPANY                                               5.50         05/15/2015             62,579
      20,000  RR DONNELLEY & SONS COMPANY                                               5.63         01/15/2012             19,972
      50,000  RR DONNELLEY & SONS COMPANY                                               6.13         01/15/2017             49,697
     250,000  VIACOM CORPORATION                                                        7.70         07/30/2010            265,435

                                                                                                                           472,024
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.28%
     500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  4.88         01/15/2015            476,027
      60,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  5.65         05/01/2017             59,379
      50,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  6.15         05/01/2037             48,471
     100,000  CSX CORPORATION                                                           5.60         05/01/2017             98,311
     100,000  CSX CORPORATION                                                           6.00         10/01/2036             93,131
      70,000  CSX CORPORATION                                                           6.15         05/01/2037             67,143
     300,000  CSX CORPORATION                                                           6.30         03/15/2012            308,768
     275,000  NORFOLK SOUTHERN CORPORATION                                              5.59         05/17/2025            252,671
     360,000  UNION PACIFIC CORPORATION                                                 4.88         01/15/2015            340,255
      40,000  UNION PACIFIC CORPORATION                                                 6.15         05/01/2037             38,520

                                                                                                                         1,782,676
                                                                                                                   ---------------

60 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.49%
$    100,000  CAMDEN PROPERTY TRUST                                                     5.70%        05/15/2017    $        95,894
     200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                               6.00         01/30/2017            190,781
      75,000  HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011             80,158
      75,000  HOSPITALITY PROPERTIES TRUST                                              5.63         03/15/2017             71,528
     750,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   3.50         04/01/2009            731,297
     325,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   5.00         04/15/2010            322,343
     100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.40         02/15/2012             99,014
     250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.55         09/05/2012            251,589
     125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.75         06/15/2011            125,374
      75,000  LIBERTY PROPERTY LP                                                       5.50         12/15/2016             71,343
     100,000  PROLOGIS                                                                  5.25         11/15/2010             99,340
     300,000  PROLOGIS TRUST                                                            5.63         11/15/2016            287,200
     100,000  REALTY INCOME CORPORATION                                                 5.95         09/15/2016             98,087
     100,000  REGENCY CENTERS LP                                                        5.88         06/15/2017             97,675
      50,000  SIMON PROPERTY GROUP LP                                                   5.00         03/01/2012             48,535
      50,000  SIMON PROPERTY GROUP LP                                                   5.25         12/01/2016             47,129
     300,000  SIMON PROPERTY GROUP LP                                                   5.75         05/01/2012            299,853
     125,000  SIMON PROPERTY GROUP LP                                                   5.75         12/01/2015            122,979

                                                                                                                         3,140,119
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.02%
     100,000  COOPER US INCORPORATED                                                    6.10         07/01/2017            103,495
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.89%
     180,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.30         10/30/2015            164,216
     600,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.50         08/15/2011            585,061
      25,000  BEAR STEARNS COMPANIES INCORPORATED<<                                     5.55         01/22/2017             23,017
     225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                           4.55         06/23/2010            216,471
     100,000  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                               6.13         06/01/2017             99,535
     500,000  CREDIT SUISSE USA INCORPORATED                                            5.50         08/15/2013            499,826
     250,000  CREDIT SUISSE USA INCORPORATED                                            7.13         07/15/2032            279,438
     700,000  GOLDMAN SACHS GROUP INCORPORATED                                          4.75         07/15/2013            662,112
     275,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.35         01/15/2016            262,754
     500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                        5.75         10/01/2016            489,355
      70,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.95         01/15/2027             65,061
     450,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.35         02/15/2034            403,798
     725,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.60         01/15/2012            747,654
   1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.88         01/15/2011          1,042,552
     150,000  JEFFERIES GROUP INCORPORATED                                              6.45         06/08/2027            141,068
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                   5.50         04/04/2016            187,029
     500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012            499,406
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                         4.80         03/13/2014            186,279
     450,000  MERRILL LYNCH & COMPANY INCORPORATED                                      5.45         07/15/2014            441,953
     725,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                    6.00         02/17/2009            729,473
     250,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.05         05/16/2016            248,474
     300,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.11         01/29/2037            278,298
     100,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.22         09/15/2026             96,010
     500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           5.77         07/25/2011            505,401
   1,100,000  MORGAN STANLEY                                                            3.88         01/15/2009          1,079,785
     525,000  MORGAN STANLEY                                                            5.38         10/15/2015            502,844
     500,000  MORGAN STANLEY                                                            6.60         04/01/2012            518,099
     120,000  MORGAN STANLEY                                                            7.25         04/01/2032            131,302
     500,000  MORGAN STANLEY SERIES EMTN                                                5.45         01/09/2017            479,044
     500,000  MORGAN STANLEY SERIES MTN                                                 5.55         04/27/2017            481,928

                                                                                                                        12,047,243
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 61


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%
$     45,000  OWENS CORNING INCORPORATED                                                6.50%        12/01/2016    $        44,902
      25,000  OWENS CORNING INCORPORATED                                                7.00         12/01/2036             24,360

                                                                                                                            69,262
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.03%
     200,000  REYNOLDS AMERICAN INCORPORATED                                            7.25         06/15/2037            202,693
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.09%
      75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                5.98         04/19/2022             72,900
      50,000  FEDEX CORPORATION                                                         5.50         08/15/2009             50,386
     120,000  LOCKHEED MARTIN CORPORATION                                               8.50         12/01/2029            154,478
     120,000  RAYTHEON COMPANY                                                          7.20         08/15/2027            135,717
     125,000  UNITED AIRLINES INCORPORATED                                              6.64         07/02/2022            124,891

                                                                                                                           538,372
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.44%
     180,000  BOEING COMPANY                                                            6.13         02/15/2033            185,775
     100,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    5.88         03/15/2011            100,946
     330,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013            341,028
     500,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.00         06/15/2010            532,105
     225,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031            278,355
     200,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30         01/15/2012            212,889
     250,000  HONEYWELL INTERNATIONAL INCORPORATED                                      5.70         03/15/2037            235,408
     150,000  HONEYWELL INTERNATIONAL INCORPORATED                                      7.50         03/01/2010            158,090
     150,000  JOHNSON CONTROLS INCORPORATED                                             5.25         01/15/2011            151,044
     120,000  NORTHROP GRUMMAN CORPORATION                                              7.75         02/15/2031            144,005
     180,000  UNITED TECHNOLOGIES CORPORATION                                           4.38         05/01/2010            177,651
     100,000  UNITED TECHNOLOGIES CORPORATION                                           4.88         05/01/2015             96,195
     180,000  UNITED TECHNOLOGIES CORPORATION                                           7.50         09/15/2029            213,499

                                                                                                                         2,826,990
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
     300,000  MCKESSON HBOC INCORPORATED                                                5.25         03/01/2013            296,835
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
     180,000  JOHNSON & JOHNSON                                                         4.95         05/15/2033            160,557
      25,000  MARTIN MARIETTA MATERIALS INCORPORATED                                    6.25         05/01/2037             23,888

                                                                                                                           184,445
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $132,403,679)                                                                      132,453,279
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS: 2.50%
     150,000  ALBERTA ENERGY COMPANY LIMITED                                            8.13         09/15/2030            176,305
     180,000  ALCAN INCORPORATED                                                        5.00         06/01/2015            172,514
     100,000  ALCAN INCORPORATED                                                        6.13         12/15/2033             96,512
     100,000  AMERICA MOVIL SA DE CV                                                    4.13         03/01/2009             98,520
     100,000  AMVESCAP PLC                                                              5.63         04/17/2012            100,500
      75,000  ANADARKO FINANCE COMPANY SERIES B                                         6.75         05/01/2011             78,452
     325,000  ANADARKO FINANCE COMPANY SERIES B<<                                       7.50         05/01/2031            352,745
      75,000  ASTRAZENECA PLC                                                           5.40         06/01/2014             73,983
     150,000  AXA SA                                                                    8.60         12/15/2030            180,523
      65,000  AXIS CAPITAL HOLDINGS LIMITED                                             5.75         12/01/2014             64,452
     200,000  BHP BILLITON FINANCE LIMITED                                              5.40         03/29/2017            196,353
     250,000  BHP BILLITON FINANCE USA LIMITED                                          5.00         12/15/2010            249,988
     150,000  BHP BILLITON FINANCE USA LIMITED                                          5.25         12/15/2015            146,795
     100,000  BRITISH SKY BROADCASTING PLC                                              6.88         02/23/2009            102,554

62 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (continued)
$    300,000  BRITISH TELECOMMUNICATIONS PLC                                            9.13%        12/15/2030    $       400,947
     125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                  5.80         04/25/2017            125,512
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                      6.50         12/01/2011            104,837
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        4.90         12/01/2014             61,935
     150,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.70         05/15/2017            146,574
     200,000  CANADIAN NATURAL RESOURCES LIMITED                                        6.25         03/15/2038            191,887
     360,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.75         03/15/2033            320,887
      65,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.95         05/15/2037             61,629
      65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                         5.63         04/20/2015             63,394
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       4.65         07/01/2010            252,975
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.20         06/01/2015            235,397
      25,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.60         11/02/2011             23,536
     325,000  CONOCO FUNDING COMPANY                                                    6.35         10/15/2011            339,743
     150,000  CONOCOPHILLIPS CANADA                                                     5.63         10/15/2016            149,620
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.75         03/23/2016            270,571
     325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.00         06/15/2010            345,966
     330,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25         06/15/2030            398,588
     175,000  DIAGEO CAPITAL PLC                                                        4.38         05/03/2010            172,296
      75,000  DIAGEO CAPITAL PLC                                                        5.88         09/30/2036             70,368
     125,000  DIAGEO FINANCE BV                                                         5.30         10/28/2015            121,718
     100,000  ENBRIDGE INCORPORATED                                                     5.60         04/01/2017             96,952
     100,000  ENCANA HOLDINGS FINANCE CORPORATION                                       5.80         05/01/2014            100,139
     100,000  FALCONBRIDGE LIMITED                                                      6.00         10/15/2015            101,124
     250,000  FRANCE TELECOM SA                                                         7.75         03/01/2011            267,548
     225,000  FRANCE TELECOM SA                                                         8.50         03/01/2031            287,273
     100,000  HANSON PLC                                                                6.13         08/15/2016            103,344
     180,000  ING GROEP NV+/-                                                           5.78         12/31/2049            172,936
      75,000  LAFARGE SA                                                                6.15         07/15/2011             75,995
      50,000  LAFARGE SA                                                                6.50         07/15/2016             49,852
     100,000  NEXEN INCORPORATED                                                        5.65         05/15/2017             97,639
     100,000  NEXEN INCORPORATED                                                        6.40         05/15/2037             97,284
     250,000  NORSK HYDRO ASA                                                           6.80         01/15/2028            274,269
      75,000  ORIX CORPORATION                                                          5.48         11/22/2011             75,584
      75,000  POTASH CORPORATION SASKATCHEWAN                                           5.88         12/01/2036             69,637
     500,000  ROGERS WIRELESS INCORPORATED                                              7.50         03/15/2015            538,825
     200,000  ROYAL BANK CANADA                                                         5.65         07/20/2011            204,802
     360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.00         10/01/2014            348,018
   1,000,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          6.40         04/01/2009          1,026,618
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                                       7.65         12/31/2049            111,394
     120,000  ROYAL KPN NV                                                              8.00         10/01/2010            128,507
      75,000  ROYAL KPN NV                                                              8.38         10/01/2030             84,941
     225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                               7.63         09/14/2010            240,202
     500,000  SHELL INTERNATIONAL FINANCE                                               4.95         03/22/2012            498,802
      75,000  SUNCOR ENERGY INCORPORATED                                                5.95         12/01/2034             71,510
     100,000  SUNCOR ENERGY INCORPORATED                                                6.50         06/15/2038            102,844
     100,000  TALISMAN ENERGY                                                           6.25         02/01/2038             93,948
      65,000  TECK COMINCO LIMITED                                                      6.13         10/01/2035             60,847
     300,000  TELECOM ITALIA CAPITAL SA                                                 4.00         01/15/2010            290,234
     200,000  TELECOM ITALIA CAPITAL SA                                                 5.25         10/01/2015            188,638
     150,000  TELECOM ITALIA CAPITAL SA                                                 6.00         09/30/2034            137,493
     350,000  TELECOM ITALIA CAPITAL SA                                                 6.20         07/18/2011            357,072
      50,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011             50,661
     150,000  TELEFONICA EMISIONES SAU                                                  6.42         06/20/2016            153,293
     150,000  TELEFONICA EMISIONES SAU<<                                                7.05         06/20/2036            156,171
     180,000  TELEFONICA EUROPE BV                                                      7.75         09/15/2010            191,873
     120,000  TELEFONICA EUROPE BV                                                      8.25         09/15/2030            140,739

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 63


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN CORPORATE BONDS (continued)
$       350,000   TELEFONOS DE MEXICO SA DE CV                                          4.50%        11/19/2008    $        346,850
         65,000   TELEFONOS DE MEXICO SA DE CV                                          5.50         01/27/2015              63,293
        180,000   TELUS CORPORATION                                                     8.00         06/01/2011             195,247
         65,000   TRANSCANADA PIPELINES LIMITED                                         4.88         01/15/2015              62,136
        100,000   TRANSCANADA PIPELINES LIMITED                                         5.60         03/31/2034              93,596
        120,000   TRANSOCEAN INCORPORATED                                               7.50         04/15/2031             133,282
        400,000   TYCO INTERNATIONAL GROUP SA                                           6.00         11/15/2013             402,487
         75,000   TYCO INTERNATIONAL GROUP SA                                           6.88         01/15/2029              81,128
        355,000   VALE OVERSEAS LIMITED                                                 6.25         01/23/2017             357,343
        210,000   VALE OVERSEAS LIMITED                                                 6.88         11/21/2036             213,171
        180,000   VODAFONE GROUP PLC                                                    4.63         07/15/2018             158,175
         75,000   VODAFONE GROUP PLC                                                    5.38         01/30/2015              72,431
        250,000   VODAFONE GROUP PLC                                                    7.88         02/15/2030             281,661
        275,000   WEATHERFORD INTERNATIONAL INCORPORATED                                6.50         08/01/2036             268,676
        100,000   XL CAPITAL LIMITED                                                    5.25         09/15/2014              95,653
        100,000   XL CAPITAL LIMITED                                                    6.25         05/15/2027              92,739

TOTAL FOREIGN CORPORATE BONDS@ (COST $15,842,751)                                                                        15,913,452
                                                                                                                   ----------------
FOREIGN GOVERNMENT BONDS: 24.52%
        193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00         02/15/2017             158,804
         98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                            6.50         05/15/2013              81,861
        448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                            5.75         06/15/2011             361,614
         98,000   AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                            7.50         09/15/2009              82,098
        200,000   BELGIUM GOVERNMENT BOND SERIES 12 (EUR)                               8.00         12/24/2012             320,101
        385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50         03/28/2028             586,447
      1,364,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                               5.00         09/28/2012           1,922,659
        620,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50         09/28/2017             918,986
        500,000   BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                               3.00         09/28/2008             673,566
        555,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25         09/28/2014             754,529
         80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00         03/28/2035             115,283
        160,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                               3.00         03/28/2010             212,335
        335,000   BUNDESOBLIGATION SERIES 143 (EUR)                                     3.50         10/10/2008             453,328
      1,000,000   BUNDESOBLIGATION SERIES 144 (EUR)                                     3.25         04/17/2009           1,345,208
        115,000   BUNDESOBLIGATION SERIES 145 (EUR)                                     3.50         10/09/2009             154,984
      1,350,000   BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                            4.00         07/04/2016           1,811,212
        455,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25         07/04/2010             638,629
        745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25         01/04/2011           1,050,153
        350,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25         01/04/2030             588,804
      1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         01/04/2012           1,970,829
      1,215,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         07/04/2012           1,716,720
      1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25         01/04/2014           1,557,934
        660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75         07/04/2034             929,357
      1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75         01/04/2015           1,337,361
        485,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50         01/04/2016             627,848
        250,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00         01/04/2037             313,208
        655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25         01/04/2024           1,071,014
        515,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63         01/04/2028             799,489
        325,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            3.75         01/04/2009             440,867
        159,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            4.00         07/04/2009             216,494
      1,170,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            4.50         07/04/2009           1,606,152
        270,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            5.38         01/04/2010             378,216
        600,000   CANADIAN GOVERNMENT BOND (CAD)                                        4.00         06/01/2016             551,483
        200,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.00         06/01/2037             206,892
        952,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.25         06/01/2013             940,307
        500,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.50         06/01/2009             482,424

64 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$       476,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.50%        06/01/2010    $        463,712
        450,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.75         06/01/2033             509,446
         95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                             8.00         06/01/2023             125,447
        443,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                            8.00         06/01/2027             611,013
        925,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2015             165,647
      1,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2017             177,670
      1,500,000   DENMARK GOVERNMENT BOND (DKK)                                         5.00         11/15/2013             285,025
        700,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00         11/15/2009             132,726
      1,420,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00         11/15/2011             277,128
        473,000   DENMARK GOVERNMENT BOND (DKK)                                         7.00         11/10/2024             111,277
        600,000   DEUTSCHE BUNDESREPUBLIK (EUR)                                         4.50         01/04/2013             830,632
        500,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75         04/25/2021             632,254
        750,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         04/25/2009           1,020,389
      1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         10/25/2009           1,360,056
        940,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         04/25/2014           1,263,663
        800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75         10/25/2012           1,117,568
      1,145,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75         04/25/2035           1,603,137
        470,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         04/25/2012             662,160
      1,280,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         10/25/2016           1,832,310
        950,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.50         04/25/2010           1,337,542
        570,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00         10/25/2025             916,063
        375,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50         12/26/2012             614,063
      1,300,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50         10/25/2019           2,440,599
        655,000   FRENCH TREASURY NOTE BTAN (EUR)                                       3.00         01/12/2011             860,687
      1,550,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.00         02/01/2009           2,077,449
      1,024,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.00         01/15/2010           1,359,637
        465,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.50         09/15/2008             629,842
      1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75         08/01/2016           1,845,814
      1,190,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00         02/01/2037           1,409,915
      1,525,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         11/01/2009           2,083,704
      1,047,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2015           1,416,805
      1,411,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2019           1,870,179
      1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00         02/01/2012           1,848,102
        753,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00         08/01/2034           1,050,608
        500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.50         11/01/2010             706,660
        175,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00         05/01/2031             277,247
      1,185,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50         11/01/2027           1,969,259
        230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00         11/01/2023             464,173
    550,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                       0.60         12/20/2008           4,737,600
    250,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                       0.60         03/20/2009           2,151,444
    620,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                       0.80         06/20/2009           5,347,748
    352,700,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                       0.50         12/20/2009           3,017,219
    100,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                       0.50         06/20/2010             853,553
    387,850,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                       1.70         03/22/2010           3,413,659
    452,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                       1.80         12/20/2010           4,008,343
    446,400,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50         12/20/2011           3,917,988
    215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50         03/20/2012           1,886,405
     80,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30         06/20/2012             695,172
    380,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10         09/20/2012           3,266,789
    345,150,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70         03/20/2013           2,895,582
    205,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60         09/20/2013           1,804,460
    440,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50         03/20/2014           3,846,674
     50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50         12/20/2014             434,804
    279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30         03/20/2015           2,394,131
    200,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60         03/20/2016           1,741,518

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 65


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$   330,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                        1.70%       12/20/2016    $      2,887,501
    200,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                        1.70        03/20/2017           1,741,081
    124,800,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                      2.30        03/20/2035           1,071,858
     65,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                      2.30        12/20/2036             556,034
    253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                      3.70        09/21/2015           2,566,932
    291,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                      1.50        03/20/2019           2,455,268
     94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                      2.40        06/20/2024             858,487
    330,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                      2.00        12/20/2024           2,841,580
    223,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                      2.20        09/20/2026           1,956,291
     40,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                      2.10        12/20/2026             345,014
     55,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                      2.00        03/20/2027             468,406
        160,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      2.75        01/15/2009             214,235
        300,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      3.75        07/15/2014             397,056
        500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        07/15/2016             666,215
         95,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        01/15/2037             117,805
      2,000,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        07/15/2010           2,823,725
        410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        01/15/2028             626,103
         85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      7.50        01/15/2023             153,817
      1,100,000   SPAIN GOVERNMENT BOND (EUR)                                            3.60        01/31/2009           1,489,693
        862,000   SPAIN GOVERNMENT BOND (EUR)                                            4.00        01/31/2010           1,173,766
         81,000   SPAIN GOVERNMENT BOND (EUR)                                            4.20        01/31/2037             102,939
        502,000   SPAIN GOVERNMENT BOND (EUR)                                            4.40        01/31/2015             688,062
      1,093,000   SPAIN GOVERNMENT BOND (EUR)                                            5.00        07/30/2012           1,541,513
        142,000   SPAIN GOVERNMENT BOND (EUR)                                            5.50        07/30/2017             210,781
        750,000   SPAIN GOVERNMENT BOND (EUR)                                            5.75        07/30/2032           1,191,910
        650,000   SPAIN GOVERNMENT BOND (EUR)                                            6.15        01/31/2013             966,075
      2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                               6.75        05/05/2014             381,480
      2,000,000   SWEDEN GOVERNMENT BOND SERIES 1043 (SEK)                               5.00        01/28/2009             293,536
      1,320,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                               5.25        03/15/2011             197,829
        440,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                               5.00        12/01/2020              68,743
      2,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                               3.00        07/12/2016             330,171
        500,000   UNITED KINGDOM GILT (GBP)                                              4.00        03/07/2009             988,709
        550,000   UNITED KINGDOM GILT (GBP)                                              4.00        09/07/2016           1,026,866
        825,000   UNITED KINGDOM GILT (GBP)                                              4.25        06/07/2032           1,583,231
        100,000   UNITED KINGDOM GILT (GBP)                                              4.25        12/07/2046             197,230
        405,000   UNITED KINGDOM GILT (GBP)                                              4.75        06/07/2010             806,309
        575,000   UNITED KINGDOM GILT (GBP)                                              4.75        09/07/2015           1,134,569
        620,000   UNITED KINGDOM GILT (GBP)                                              4.75        03/07/2020           1,228,849
        815,000   UNITED KINGDOM GILT (GBP)                                              4.75        12/07/2038           1,718,259
        250,000   UNITED KINGDOM GILT (GBP)                                              5.00        03/07/2012             500,963
        585,000   UNITED KINGDOM GILT (GBP)                                              5.00        09/07/2014           1,170,602
        580,000   UNITED KINGDOM GILT (GBP)                                              6.00        12/07/2028           1,370,216
        305,000   UNITED KINGDOM GILT (GBP)                                              9.00        07/12/2011             693,966

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $150,498,644)                                                                     155,953,568
                                                                                                                   ----------------
AGENCY NOTES - INTEREST BEARING: 6.12%

FEDERAL FARM CREDIT BANK: 0.01%
        100,000   FFCB                                                                   5.00        10/23/2009             100,517
                                                                                                                   ----------------

FEDERAL HOME LOAN BANK: 1.73%
      1,000,000   FHLB<<                                                                 3.75        08/18/2009             981,851
      1,000,000   FHLB<<                                                                 4.38        03/17/2010             992,124
      1,000,000   FHLB<<                                                                 4.75        04/24/2009             998,232
      1,500,000   FHLB<<                                                                 5.00        09/18/2009           1,508,043
      2,050,000   FHLB<<                                                                 5.00        10/16/2009           2,051,966

66 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN BANK (continued)
$       100,000   FHLB<<                                                                5.13%        08/14/2013    $        101,166
      1,200,000   FHLB<<                                                                5.38         08/19/2011           1,226,426
        500,000   FHLB                                                                  5.50         05/21/2009             500,152
        100,000   FHLB<<                                                                5.50         10/19/2016              99,924
        100,000   FHLB                                                                  5.55         10/19/2009             100,091
        800,000   FHLB SERIES 363<<                                                     4.50         11/15/2012             787,981
      1,000,000   FHLB SERIES 439<<                                                     3.63         11/14/2008             985,083
        400,000   FHLB SERIES 467<<                                                     5.25         06/18/2014             407,050
        250,000   FHLB SERIES 656                                                       5.38         05/18/2016             255,242

                                                                                                                         10,995,331
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.24%
      1,000,000   FHLMC<<                                                               4.50         07/15/2013             980,470
        650,000   FHLMC<<                                                               4.75         01/19/2016             636,978
      1,000,000   FHLMC                                                                 4.88         02/17/2009             999,861
      2,000,000   FHLMC<<                                                               5.00         06/11/2009           2,006,636
      1,000,000   FHLMC<<                                                               5.13         04/18/2011           1,013,358
        250,000   FHLMC                                                                 5.20         03/05/2019             243,906
        150,000   FHLMC<<                                                               5.25         10/06/2011             150,548
      1,500,000   FHLMC<<                                                               5.25         12/05/2011           1,502,001
        650,000   FHLMC<<                                                               5.25         04/18/2016             658,717
        150,000   FHLMC                                                                 5.38         12/27/2011             150,270
      1,000,000   FHLMC<<                                                               5.38         01/09/2014           1,001,708
        250,000   FHLMC<<                                                               5.45         09/02/2011             251,507
        150,000   FHLMC                                                                 5.55         10/04/2016             151,478
        250,000   FHLMC<<                                                               5.60         09/26/2013             251,257
        100,000   FHLMC                                                                 5.60         10/17/2013             100,540
      1,500,000   FHLMC<<                                                               5.75         03/15/2009           1,519,250
        100,000   FHLMC                                                                 6.00         10/20/2021             100,679
      1,000,000   FHLMC<<                                                               6.00         03/30/2022           1,003,919
        200,000   FHLMC<<                                                               6.25         07/15/2032             224,873
        300,000   FHLMC<<                                                               6.75         03/15/2031             355,381
        500,000   FHLMC<<                                                               6.88         09/15/2010             529,519
        250,000   FHLMC SERIES MTN                                                      3.29         06/16/2009             243,336
        150,000   FHLMC SERIES MTN<<                                                    5.00         12/14/2018             144,705

                                                                                                                         14,220,897
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.14%
        800,000   FNMA<<                                                                4.38         03/15/2013             782,154
      1,250,000   FNMA<<                                                                5.00         09/15/2008           1,255,945
        950,000   FNMA<<                                                                5.00         03/15/2016             945,920
        500,000   FNMA                                                                  5.00         02/13/2017             496,338
      1,200,000   FNMA<<                                                                5.00         05/11/2017           1,190,125
      2,200,000   FNMA<<                                                                5.25         08/01/2012           2,232,248
      1,000,000   FNMA<<                                                                5.35         04/12/2010           1,000,554
      1,000,000   FNMA<<                                                                5.38         04/11/2022             971,817
      1,000,000   FNMA<<                                                                5.40         04/02/2012           1,003,087
        200,000   FNMA                                                                  5.45         10/18/2021             199,065
         75,000   FNMA                                                                  5.63         11/15/2021              74,339
        150,000   FNMA                                                                  5.63         07/15/2037             155,422
        350,000   FNMA                                                                  6.00         09/26/2013             350,230
        400,000   FNMA                                                                  6.00         08/22/2016             403,289
        250,000   FNMA                                                                  6.00         10/11/2016             250,175
        200,000   FNMA                                                                  6.21         08/06/2038             224,868
      1,000,000   FNMA<<                                                                6.63         09/15/2009           1,036,798

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 67


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       300,000   FNMA<<                                                                6.63%        11/15/2030    $        350,014
        500,000   FNMA<<                                                                7.25         05/15/2030             622,412
         50,000   FNMA SERIES 1<<                                                       5.50         11/17/2016              49,834

                                                                                                                         13,594,634
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $38,519,162)                                                                 38,911,379
                                                                                                                   ----------------
AGENCY SECURITIES: 25.58%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.71%
        800,000   FHLMC<<                                                               4.88         11/15/2013             798,709
      1,000,000   FHLMC                                                                 6.63         09/15/2009           1,036,243
        920,317   FHLMC #783191+/-                                                      5.69         04/01/2037             908,640
      6,967,433   FHLMC #A11964<<                                                       5.00         08/01/2033           6,648,854
      1,402,905   FHLMC #A15183                                                         6.00         11/01/2033           1,407,152
      1,136,723   FHLMC #A15966                                                         5.00         11/01/2033           1,084,748
      1,785,773   FHLMC #A16693                                                         5.50         12/01/2033           1,749,263
      1,331,602   FHLMC #A19717                                                         5.00         03/01/2034           1,269,355
      2,558,404   FHLMC #A24888                                                         6.00         07/01/2034           2,562,742
      2,350,860   FHLMC #A29757<<                                                       5.50         01/01/2035           2,298,082
      1,892,543   FHLMC #A35253                                                         5.50         06/01/2035           1,850,054
      1,182,532   FHLMC #A36541                                                         5.00         08/01/2035           1,126,226
      1,591,470   FHLMC #A41694                                                         5.50         01/01/2036           1,555,741
      3,241,009   FHLMC #A47041<<                                                       5.00         09/01/2035           3,086,687
        711,324   FHLMC #A54804                                                         6.50         06/01/2036             722,111
      2,101,631   FHLMC #A56988                                                         5.50         02/01/2037           2,052,593
      5,348,415   FHLMC #E01425<<                                                       4.50         08/01/2018           5,149,175
         24,310   FHLMC #E63170                                                         6.00         03/01/2011              24,647
        530,621   FHLMC #E95352                                                         4.50         04/01/2018             510,399
      1,477,452   FHLMC #G02074                                                         5.50         02/01/2036           1,444,283
      1,853,647   FHLMC #G02386                                                         6.00         11/01/2036           1,852,619
        737,401   FHLMC #G02422                                                         6.00         12/01/2036             736,992
      2,845,941   FHLMC #G02478                                                         5.50         12/01/2036           2,780,019
        495,487   FHLMC #G08190                                                         4.50         01/01/2037             458,687
        500,001   FHLMC #G08192                                                         5.50         04/01/2037             488,334
      1,121,116   FHLMC #G11950                                                         4.50         10/01/2018           1,078,389
        555,583   FHLMC #G12697                                                         5.50         05/01/2022             552,374
         24,521   FHLMC #J02886                                                         6.00         06/01/2021              24,775
        951,169   FHLMC #J04533                                                         6.00         03/01/2022             960,989
         24,743   FHLMC #J04871                                                         6.00         05/01/2022              24,999
        725,257   FHLMC #J05191                                                         6.00         07/01/2022             732,744
         81,460   FHLMC #J05194                                                         5.00         07/01/2022              79,538
        438,135   FHLMC #J05195                                                         5.00         07/01/2022             427,930
      1,000,000   FHLMC #J05228                                                         5.00         07/01/2022             976,412
        480,406   FHLMC #J05243                                                         5.00         07/01/2022             469,074
        424,627   FHLMC #J05408                                                         5.00         08/01/2022             414,611
        575,373   FHLMC #J05455                                                         5.00         09/01/2022             561,801
      4,500,000   FHLMC TBA%%                                                           6.00         09/01/2036           4,495,779
      1,000,000   FHLMC TBA%%                                                           6.50         09/01/2037           1,015,000

                                                                                                                         55,416,770
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.76%
        600,000   FNMA<<                                                                4.63         10/15/2013             591,461
        300,000   FNMA^                                                                 5.05         06/01/2017             184,527
        200,000   FNMA^                                                                 5.31         10/09/2019             106,030
      1,000,000   FNMA<<                                                                6.00         05/15/2011           1,041,973

68 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       700,000   FNMA<<                                                                6.13%        03/15/2012    $      738,067
      2,000,000   FNMA<<                                                                6.38         06/15/2009         2,054,240
        500,000   FNMA                                                                  7.13         01/15/2030           612,657
      1,000,000   FNMA<<                                                                7.25         01/15/2010         1,055,826
        612,177   FNMA #190360                                                          5.00         08/01/2035           582,818
      1,348,090   FNMA #254950                                                          5.50         11/01/2033         1,320,421
        659,302   FNMA #255407                                                          5.00         09/01/2024           636,940
        732,470   FNMA #255857                                                          5.50         08/01/2025           722,316
        314,513   FNMA #256672                                                          5.00         04/01/2037           298,919
        287,936   FNMA #256758                                                          4.50         05/01/2022           276,196
      1,405,168   FNMA #545414                                                          5.50         01/01/2017         1,402,381
        887,677   FNMA #725690                                                          6.00         08/01/2034           888,878
        585,282   FNMA #725773                                                          5.50         09/01/2034           572,697
      1,552,195   FNMA #729333                                                          5.50         07/01/2033         1,520,336
      1,087,340   FNMA #745627+/-                                                       5.51         04/01/2036         1,079,624
        201,687   FNMA #753669                                                          6.00         11/01/2033           202,227
      2,199,845   FNMA #767097                                                          4.00         06/01/2019         2,064,430
        959,445   FNMA #775199+/-                                                       4.26         05/01/2034           942,694
        935,306   FNMA #776966                                                          5.00         04/01/2034           891,305
      3,266,660   FNMA #777075<<                                                        5.00         04/01/2034         3,116,115
        707,083   FNMA #779510                                                          5.00         06/01/2019           691,620
      3,522,145   FNMA #793607<<                                                        5.00         09/01/2019         3,445,119
        834,942   FNMA #793675                                                          6.00         09/01/2034           836,072
        952,670   FNMA #794514                                                          5.00         10/01/2019           931,836
        694,408   FNMA #795047                                                          5.50         10/01/2034           679,476
        775,143   FNMA #796334                                                          6.00         10/01/2034           776,191
        910,017   FNMA #804666                                                          6.00         11/01/2034           911,248
      2,464,681   FNMA #805412                                                          5.50         01/01/2035         2,409,444
        610,401   FNMA #812338                                                          6.00         03/01/2035           610,381
         96,203   FNMA #821030                                                          4.50         05/01/2035            89,013
        302,380   FNMA #822651                                                          4.50         04/01/2035           279,779
        697,420   FNMA #828346                                                          5.00         07/01/2035           663,974
        199,086   FNMA #828698                                                          5.00         07/01/2035           189,539
        714,812   FNMA #829190                                                          5.00         07/01/2035           680,532
        647,008   FNMA #830957                                                          5.50         08/01/2035           632,507
        699,008   FNMA #831406                                                          6.00         03/01/2036           698,414
      1,246,020   FNMA #831625                                                          7.00         06/01/2036         1,280,975
        745,637   FNMA #831852                                                          6.00         11/01/2036           745,004
         55,455   FNMA #832199                                                          4.50         07/01/2035            51,310
      1,448,771   FNMA #834657                                                          5.50         08/01/2035         1,416,301
      4,674,734   FNMA #835284                                                          5.50         09/01/2035         4,569,966
      3,406,756   FNMA #835331<<                                                        5.50         08/01/2035         3,330,405
        425,865   FNMA #836068                                                          4.50         10/01/2020           408,953
        577,435   FNMA #836958                                                          4.50         10/01/2035           534,275
      3,232,984   FNMA #839064<<                                                        6.00         01/01/2036         3,232,875
      1,346,923   FNMA #843901                                                          4.50         09/01/2035         1,246,249
        286,198   FNMA #845782                                                          4.50         10/01/2020           274,833
      1,429,619   FNMA #851264                                                          5.50         05/01/2021         1,421,327
        817,594   FNMA #878198                                                          5.50         09/01/2036           798,775
      1,910,616   FNMA #879094+/-                                                       5.36         05/01/2036         1,900,557
      1,468,676   FNMA #886958                                                          6.00         06/01/2036         1,467,429
      2,856,981   FNMA #895995<<                                                        6.50         07/01/2036         2,900,348
      1,381,247   FNMA #897130                                                          6.50         09/01/2036         1,402,214
        319,599   FNMA #899151                                                          5.00         04/01/2037           303,752
        642,522   FNMA #899561                                                          5.00         06/01/2037           610,664
        928,639   FNMA #904015                                                          6.00         01/01/2037           927,672

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 69


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,136,217   FNMA #904601                                                          6.00%        11/01/2036    $    1,135,253
        246,389   FNMA #904767+/-                                                       5.52         12/01/2036           244,807
        676,194   FNMA #907860+/-                                                       5.54         02/01/2037           673,363
      1,000,000   FNMA #908182                                                          5.50         12/01/2021           994,200
      1,938,077   FNMA #908249                                                          6.50         12/01/2036         1,967,496
        925,780   FNMA #909855                                                          5.50         02/01/2037           904,178
        974,805   FNMA #910093+/-                                                       5.74         03/01/2037           977,699
        274,132   FNMA #910535+/-                                                       5.54         01/01/2037           272,617
        522,444   FNMA #914224+/-                                                       5.46         03/01/2037           519,686
        358,841   FNMA #915595                                                          5.00         05/01/2037           341,049
        230,000   FNMA #915910                                                          5.00         03/01/2037           218,596
        876,817   FNMA #917101                                                          5.00         05/01/2037           833,341
        499,951   FNMA #918049                                                          6.50         05/01/2037           507,502
        123,084   FNMA #918068                                                          5.00         05/01/2037           116,981
        999,900   FNMA #918297                                                          5.00         05/01/2037           950,322
      5,124,620   FNMA #922672+/-                                                       4.34         06/01/2036         5,045,451
      2,104,177   FNMA #922674+/-                                                       4.78         04/01/2036         2,081,456
      1,285,565   FNMA #922675+/-                                                       4.80         06/01/2035         1,264,959
        199,981   FNMA #937086                                                          5.00         05/01/2037           190,065
         42,865   FNMA #937282                                                          5.00         05/01/2037            40,740
         74,219   FNMA #939452                                                          5.50         06/01/2037            72,488
        370,000   FNMA #939547                                                          5.00         07/01/2037           351,654
        321,460   FNMA #940796                                                          5.00         07/01/2037           305,521
      2,499,750   FNMA #940842                                                          5.50         08/01/2037         2,441,423
      1,499,999   FNMA #941390                                                          5.50         06/01/2037         1,464,999
        650,000   FNMA #944046                                                          5.50         07/01/2037           634,833
      1,000,000   FNMA #949594                                                          6.00         08/01/2022         1,010,948
        500,000   FNMA TBA%%,+/-                                                        5.00         09/01/2036           475,156
      1,500,000   FNMA TBA%%,+/-                                                        7.00         09/01/2037         1,541,718

                                                                                                                       93,830,608
                                                                                                                   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.11%
          2,215   GNMA #337120                                                          6.50         11/15/2023             2,266
          2,305   GNMA #379192                                                          6.50         12/15/2023             2,358
      2,336,570   GNMA #520782<<                                                        5.00         03/15/2035         2,253,289
      1,261,060   GNMA #605373<<                                                        5.50         09/15/2034         1,240,642
        995,478   GNMA #632007                                                          6.50         10/15/2036         1,014,507
      1,839,361   GNMA #633305<<                                                        5.50         12/15/2035         1,808,884
      1,334,707   GNMA #648391<<                                                        5.50         11/15/2035         1,312,592
        888,820   GNMA #653068                                                          5.50         03/15/2036           873,706
      1,144,745   GNMA #654920<<                                                        6.00         06/15/2036         1,150,446
        249,245   GNMA #658328                                                          4.50         03/15/2037           233,165
        499,999   GNMA #663342                                                          6.50         12/15/2036           509,557
        439,022   GNMA #664629                                                          7.00         03/15/2037           453,380
        299,971   GNMA #667470                                                          6.00         05/15/2037           301,429
        766,627   GNMA #668585                                                          6.00         08/15/2037           770,353
        750,001   GNMA #669078                                                          6.00         06/15/2037           753,645
        499,999   GNMA #671433                                                          6.00         07/15/2037           502,429
        233,374   GNMA #782167                                                          6.00         06/15/2037           234,571

                                                                                                                       13,417,219
                                                                                                                   --------------

TOTAL AGENCY SECURITIES (COST $161,923,425)                                                                           162,664,597
                                                                                                                   --------------

70 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 18.79%

US TREASURY BONDS: 5.29%
$     1,050,000   US Treasury Bond<<                                                    4.50%        02/15/2036    $      995,286
      2,525,000   US Treasury Bond<<                                                    4.75         02/15/2037         2,490,675
      1,400,000   US Treasury Bond<<                                                    5.50         08/15/2028         1,513,968
      1,150,000   US Treasury Bond<<                                                    6.00         02/15/2026         1,306,058
        550,000   US Treasury Bond<<                                                    6.13         11/15/2027           637,828
      2,500,000   US Treasury Bond<<                                                    6.25         08/15/2023         2,881,445
        500,000   US Treasury Bond<<                                                    6.25         05/15/2030           595,039
      1,000,000   US Treasury Bond<<                                                    6.38         08/15/2027         1,189,531
      2,250,000   US Treasury Bond<<                                                    6.63         02/15/2027         2,739,200
        500,000   US Treasury Bond<<                                                    6.88         08/15/2025           618,555
      2,000,000   US Treasury Bond<<                                                    7.50         11/15/2016         2,431,718
      1,100,000   US Treasury Bond<<                                                    8.00         11/15/2021         1,454,493
        750,000   US Treasury Bond<<                                                    8.13         08/15/2019           978,223
      2,500,000   US Treasury Bond<<                                                    8.75         05/15/2017         3,299,415
        400,000   US Treasury Bond<<                                                    8.75         08/15/2020           550,969
      2,475,000   US Treasury Bond                                                      8.88         08/15/2017         3,304,125
      3,750,000   US Treasury Bond<<                                                    8.88         02/15/2019         5,110,253
      1,100,000   US Treasury Bond<<                                                    9.13         05/15/2018         1,508,718

                                                                                                                       33,605,499
                                                                                                                   --------------
US TREASURY NOTES: 13.50%
      6,000,000   US Treasury Note<<                                                    2.63         03/15/2009         5,858,436
      3,000,000   US Treasury Note<<                                                    3.13         10/15/2008         2,963,436
      4,300,000   US Treasury Note<<                                                    3.38         09/15/2009         4,233,819
      2,500,000   US Treasury Note<<                                                    3.50         12/15/2009         2,462,110
      3,500,000   US Treasury Note<<                                                    3.88         05/15/2009         3,480,313
      5,650,000   US Treasury Note<<                                                    3.88         09/15/2010         5,603,212
      4,100,000   US Treasury Note<<                                                    3.88         02/15/2013         4,020,563
      2,600,000   US Treasury Note<<                                                    4.00         03/15/2010         2,588,422
      4,300,000   US Treasury Note<<                                                    4.25         01/15/2011         4,308,063
      2,000,000   US Treasury Note<<                                                    4.25         08/15/2013         1,993,282
      3,450,000   US Treasury Note<<                                                    4.25         11/15/2013         3,438,411
      1,870,000   US Treasury Note<<                                                    4.25         11/15/2014         1,851,592
      3,500,000   US Treasury Note<<                                                    4.50         04/30/2012         3,535,546
      3,000,000   US Treasury Note                                                      4.50         05/15/2017         2,987,343
      2,000,000   US Treasury Note<<                                                    4.63         11/30/2008         2,009,844
      3,000,000   US Treasury Note<<                                                    4.63         10/31/2011         3,044,064
      2,800,000   US Treasury Note<<                                                    4.63         12/31/2011         2,840,250
      2,000,000   US Treasury Note                                                      4.63         02/29/2012         2,030,624
      5,500,000   US Treasury Note<<                                                    4.63         07/31/2012         5,588,088
      4,300,000   US Treasury Note                                                      4.75         12/31/2008         4,326,875
      2,500,000   US Treasury Note                                                      4.75         02/28/2009         2,517,970
      3,000,000   US Treasury Note<<                                                    4.75         03/31/2011         3,055,314
      1,500,000   US Treasury Note<<                                                    4.88         10/31/2008         1,509,726
      2,000,000   US Treasury Note<<                                                    4.88         01/31/2009         2,017,344
      3,000,000   US Treasury Note<<                                                    4.88         08/15/2009         3,036,564
      1,950,000   US Treasury Note<<                                                    4.88         08/15/2016         1,998,598
      2,500,000   US Treasury Note<<                                                    5.00         08/15/2011         2,573,828

                                                                                                                       85,873,637
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $117,972,725)                                                                      119,479,136
                                                                                                                   --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 71


DIVERSIFIED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 28.80%

COLLATERAL INVESTED IN OTHER ASSETS: 28.80%
$       630,244   American Express Bank FSB Series BKNT+/-                              5.59%        11/21/2007    $      630,263
          6,933   American General Finance Corporation+/-                               5.48         01/18/2008             6,930
         63,024   American Honda Finance Corporation Series MTN+++/-                    5.46         09/27/2007            63,022
      2,520,976   Amsterdam Funding Corporation                                         6.16         09/18/2007         2,515,833
      1,465,317   Atlas Capital Funding Corporation++                                   5.32         09/13/2007         1,463,398
      2,520,976   Atlas Capital Funding Corporation+++/-                                5.50         04/25/2008         2,520,548
      1,575,610   Atlas Capital Funding Corporation Series MTN1+++/-                    5.10         10/25/2007         1,575,673
      1,575,610   Atomium Funding Corporation++                                         5.89         09/19/2007         1,572,160
      3,151,220   BASF Finance Europe NV+++/-                                           5.35         09/19/2008         3,150,275
      1,575,610   Bear Stearns & Company+/-                                             5.46         10/05/2007         1,575,610
        324,576   Bear Stearns & Company+/-                                             5.96         09/27/2007           324,462
      3,151,220   Bear Stearns & Company Incorporated International
                  Repurchase Agreement -102% Collateralized
                  (Maturity Value $3,151,240)                                           5.55         09/04/2007         3,151,220
      6,302,441   Bear Stearns & Company Incorporated Repurchase
                  Agreement -102% Collateralized (Maturity Value
                  $6,302,480)                                                           5.60         09/04/2007         6,302,441
      3,040,928   Bear Stearns & Company Incorporated Series MTN+/-                     5.50         10/03/2007         3,039,711
      1,890,732   BNP Paribas+/-                                                        5.33         05/07/2008         1,888,180
      6,302,441   BNP Paribas Repurchase Agreement -102%
                  Collateralized (Maturity Value $6,302,480)                            5.58         09/04/2007         6,302,441
      2,520,976   Bryant Park Funding LLC++                                             6.12         09/19/2007         2,515,455
      1,890,732   Buckingham III CDO                                                    5.34         09/17/2007         1,887,140
      1,575,610   Cedar Springs Capital Company                                         5.37         09/07/2007         1,574,917
        548,880   Chariot Funding LLC++                                                 5.89         09/25/2007           547,200
      1,796,196   Cheyne Finance LLC+++/-                                               5.05         02/25/2008         1,706,458
        630,244   CIT Group Incorporated+/-                                             5.43         12/19/2007           623,198
     17,331,712   Citigroup Repurchase Agreement -102% Collateralized
                  (Maturity Value $17,331,819)                                          5.58         09/04/2007        17,331,712
        504,195   Clipper Receivables Corporation                                       6.15         09/19/2007           503,091
      1,440,108   Concord Minutemen Capital Company Series B+++/-                       5.45         09/04/2007         1,440,108
      1,418,049   Credit Agricole SA                                                    5.34         02/25/2008         1,417,268
     14,128,168   Credit Suisse First Boston Repurchase Agreement
                  -102% Collateralized (Maturity Value $14,128,256)                     5.60         09/04/2007        14,128,168
        144,326   Credit Suisse First Boston USA Incorporated Series
                  MTN+/-                                                                5.73         10/29/2007           144,424
      3,781,464   Cullinan Finance Corporation                                          5.31         09/04/2007         3,781,464
      1,575,610   Cullinan Finance Corporation+++/-                                     5.45         08/04/2008         1,575,122
      1,638,635   Deer Valley Funding LLC++                                             5.39         09/12/2007         1,636,717
      1,575,610   Deer Valley Funding LLC++                                             5.89         09/14/2007         1,573,310
      2,205,854   Ebbets Funding LLC                                                    6.23         09/25/2007         2,199,104
      2,205,854   Falcon Asset Securitization Corporation++                             5.30         09/14/2007         2,202,634
        945,366   Falcon Asset Securitization Corporation                               5.37         11/06/2007           936,697
         63,024   Five Finance Incorporated+++/-                                        5.33         09/13/2007            63,022
        630,244   Fountain Square Commercial Funding Corporation                        5.40         10/31/2007           625,013
      1,008,391   General Electric Capital Assurance Company+/-                         5.67         06/16/2008         1,008,391
      1,260,488   Harrier Finance Funding LLC                                           6.12         09/05/2007         1,260,299
      2,205,854   ING USA Annuity & Life Insurance+/-                                   5.66         08/16/2008         2,205,854
      6,188,997   K2 (USA) LLC                                                          6.14         10/05/2007         6,161,084
      2,268,879   Kestrel Funding US LLC+++/-                                           5.48         02/25/2008         2,268,788
        315,122   La Fayette Asset Securitization Corporation++                         6.30         09/05/2007           315,075
        945,366   Lexington Parker Capital Corporation                                  5.78         09/13/2007           944,128
        157,561   Liberty Light US Capital+++/-                                         5.09         11/21/2007           157,597
      1,827,708   Liberty Street Funding Corporation                                    6.09         09/18/2007         1,823,979
      2,520,976   Liberty Street Funding Corporation                                    6.25         09/27/2007         2,512,531
      4,726,830   Liquid Funding Limited+++/-                                           5.33         06/11/2008         4,726,169
         63,024   M&I Marshall & Ilsley Bank Series BKNT+/-                             5.53         02/15/2008            63,021
         47,268   Merrill Lynch & Company Incorporated Series MTNB+/-                   5.61         01/02/2008            47,270
      1,575,610   MetLife Global Funding I+++/-SS.                                      5.49         10/21/2008         1,573,704
      1,260,488   Mont Blanc Capital Corporation                                        6.07         09/24/2007         1,256,808

72 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 28.80%
$    945,366  MORGAN STANLEY+/-                                                         5.45%        04/07/2008    $       945,366
     135,502  MORGAN STANLEY+/-                                                         5.48         11/09/2007            135,386
  11,344,393  MORGAN STANLEY REPURCHASE AGREEMENT -102% COLLATERALIZED
              (MATURITY VALUE $11,344,464)                                              5.58         09/04/2007         11,344,394
     969,000  MORGAN STANLEY SERIES EXL+/-                                              5.69         09/15/2008            967,411
   1,575,610  NATEXIS BANQUES POPULAIRES+++/-                                           5.35         11/09/2007          1,575,862
     756,293  NORTH SEA FUNDING LLC++                                                   5.40         09/10/2007            755,635
   1,191,161  NORTH SEA FUNDING LLC++                                                   5.91         09/13/2007          1,189,601
   1,575,610  PARK AVENUE RECEIVABLES CORPORATION                                       6.06         09/11/2007          1,574,003
   1,386,537  PERRY GLOBAL FUNDING LLC SERIES A                                         6.21         09/11/2007          1,385,123
   1,121,834  PREMIUM ASSET TRUST+++/-                                                  5.50         07/15/2008          1,122,822
   2,959,311  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.55         02/22/2008          2,959,965
   2,804,586  SANTANDER CENTRAL HISPANO FINANCE SA                                      5.28         09/26/2007          2,795,583
   1,134,439  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                                5.33         10/26/2007          1,134,417
     939,316  SHEFFIELD RECEIVABLES CORPORATION++                                       5.81         09/14/2007            937,944
   4,726,830  SHEFFIELD RECEIVABLES CORPORATION++                                       6.02         09/20/2007          4,715,817
   1,260,488  SLM CORPORATION+++/-                                                      5.54         05/12/2008          1,241,593
   2,520,976  STANFIELD VICTORIA FUNDING LLC+++/-                                       5.36         04/03/2008          2,521,531
   1,071,415  SURREY FUNDING CORPORATION                                                5.83         09/06/2007          1,071,104
   1,726,869  TASMAN FUNDING INCORPORATED++                                             5.29         09/28/2007          1,720,825
     756,293  TEMPUS FUNDING LLC++                                                      6.19         09/27/2007            753,759
     140,544  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.79         09/18/2007            140,258
   1,190,027  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      6.09         09/20/2007          1,187,254
     630,244  THREE RIVERS FUNDING CORPORATION                                          5.81         09/13/2007            629,418
   2,043,377  THUNDER BAY FUNDING INCORPORATED                                          6.05         09/25/2007          2,037,125
   6,302,441  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.57         08/01/2008          6,302,441
   1,211,266  TRAVELERS INSURANCE COMPANY+/-                                            5.40         02/08/2008          1,211,242
     916,249  TULIP FUNDING CORPORATION                                                 6.12         09/21/2007            913,977
   1,575,610  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-                    5.35         08/09/2008          1,576,004
     340,332  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.36         12/03/2007            340,404
     107,142  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.36         12/13/2007            106,870
     945,366  VERSAILLES CDS LLC                                                        5.31         09/07/2007            944,950
     646,000  VERSAILLES CDS LLC++                                                      5.40         09/24/2007            644,114
   1,575,610  VICTORIA FINANCE LLC+++/-                                                 5.35         05/02/2008          1,575,610
   1,575,610  VICTORIA FINANCE LLC+++/-                                                 5.47         08/07/2008          1,575,610
     343,231  WHISTLEJACKET CAPITAL LIMITED                                             5.32         09/28/2007            342,030
      94,537  WINDMILL FUNDING CORPORATION++                                            5.28         09/14/2007             94,399
       6,302  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007              6,301
   1,260,488  YORKTOWN CAPITAL LLC++                                                    6.06         09/12/2007          1,259,013
     630,244  ZELA FINANCE CORPORATION                                                  5.34         10/26/2007            625,469

                                                                                                                       183,179,717
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,179,717)                                                            183,179,717
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.77%
  17,617,509  WELLS FARGO MONEY MARKET TRUST~+++                                        5.43         09/04/2007         17,617,509
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,617,509)                                                                         17,617,509
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $817,957,612)*                                      129.90%                                                  $   826,172,637

OTHER ASSETS AND LIABILITIES, NET                         (29.90)                                                     (190,181,778)
                                                          ------                                                   ---------------

TOTAL NET ASSETS                                          100.00%                                                  $   635,990,859
                                                          ------                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 73


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

##    Long-term security of an affiliate of the fund with a cost of $1,985,501.

@ Foreign bond principal is denominated in US dollars except as indicated parenthetically.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the fund with a cost of $17,617,509.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

74 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.23%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
       4,900  KURITA WATER INDUSTRIES LIMITED                                                                      $       148,959
                                                                                                                   ---------------

AEROSPACE, DEFENSE: 0.10%
      24,734  BE AEROSPACE INCORPORATED+                                                                                   963,884
      17,288  ROLLS ROYCE GROUP PLC                                                                                        178,119

                                                                                                                         1,142,003
                                                                                                                   ---------------

AGRICULTURAL PRODUCTION CROPS: 0.03%
      17,975  CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                                 280,410
      54,500  SINAR MAS AGRO RESOURCES AND TECHNOLOGY TBK PT+                                                               26,118

                                                                                                                           306,528
                                                                                                                   ---------------

AGRICULTURAL SERVICES: 0.17%
       2,252  ABB GRAIN LIMITED                                                                                             15,224
      31,900  ASIATIC DEVELOPMENT BHD                                                                                       51,018
      14,500  ASTRA AGRO LESTARI TBK PT                                                                                     22,082
       1,387  ASTRAL FOODS LIMITED                                                                                          23,898
      43,101  AWB LIMITED                                                                                                  104,770
      32,000  CHAODA MODERN AGRICULTURE LIMITED                                                                             24,664
       1,228  CRESUD SACIFYA                                                                                                25,395
      31,000  GOLDEN AGRI-RESOURCES LIMITED                                                                                 44,537
      58,900  GOLDEN HOPE PLANTATIONS BHD+                                                                                 132,889
      10,900  HIGHLANDS & LOWLANDS BHD                                                                                      22,102
     182,400  IOI CORPORATION BHD                                                                                          260,460
      48,700  KUALA LUMPUR KEPONG BHD                                                                                      152,992
      46,500  KUMPULAN GUTHRIE BHD                                                                                          79,680
      14,000  OLAM INTERNATIONAL LIMITED                                                                                    27,736
      47,261  PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                         32,715
       8,300  UNITED MALACCA BHD                                                                                            13,274
       3,600  UNITED PLANTATIONS BHD                                                                                        12,235
      22,370  VCA ANTECH INCORPORATED+<<                                                                                   914,709
       1,800  YARA INTERNATIONAL ASA                                                                                        47,856

                                                                                                                         2,008,236
                                                                                                                   ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.02%
      19,577  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                        41,639
      19,046  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                         216,476

                                                                                                                           258,115
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 0.44%
      10,623  ARISTOCRAT LEISURE LIMITED                                                                                   121,722
      17,878  BALLY TECHNOLOGIES INCORPORATED+<<                                                                           593,013
      44,700  BEC WORLD PCL                                                                                                 30,226
     113,400  BERJAYA SPORTS TOTO BHD                                                                                      161,283
      60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                       37,858
       1,141  CLUB MEDITERRANEE+                                                                                            78,493
       8,116  EMI GROUP PLC+                                                                                                43,692
         714  FLIGHT CENTRE LIMITED                                                                                         11,407
         917  GESTEVISION TELECINCO SA                                                                                      24,359
       1,200  H.I.S COMPANY LIMITED                                                                                         30,373
       4,270  INFORMA PLC                                                                                                   49,246
       9,215  INTERNATIONAL GAME TECHNOLOGY                                                                                351,737
       8,255  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                   388,645

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 75


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                                                             VALUE
AMUSEMENT & RECREATION SERVICES (continued)
       3,492  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                    $       123,491
       4,030  JOHNNIC COMMUNICATIONS LIMITED                                                                                49,706
       5,120  KANGWON LAND INCORPORATED                                                                                    122,775
          74  KUONI REISEN HOLDING                                                                                          37,340
      10,076  LADBROKERS PLC                                                                                                88,475
      10,000  LI NING COMPAY LIMITED                                                                                        28,406
       8,645  LIFE TIME FITNESS INCORPORATED+<<                                                                            480,403
       2,636  LOTTOMATICA SPA                                                                                               94,728
      48,700  MAGNUM CORPORATION BHD                                                                                        38,665
      72,300  MEDIA PRIMA BHD                                                                                               55,750
       4,700  NAMCO BANDAI HOLDINGS INCORPORATED                                                                            68,152
       4,627  0PAP SA                                                                                                      169,302
       1,400  0RIENTAL LAND COMPANY LIMITED                                                                                 79,074
      17,971  PARTYGAMING PLC                                                                                               10,236
      16,060  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                       446,789
       9,043  PRIMEDIA LIMITED                                                                                              31,859
     131,215  RESORTS WORLD BHD                                                                                            142,401
       2,880  RESORTTRUST INCORPORATED                                                                                      63,176
          12  ROUND ONE CORPORATION                                                                                         28,189
       3,500  SEGA SAMMY HOLDINGS INCORPORATED                                                                              53,230
      23,215  SIX FLAGS INCORPORATED+<<                                                                                     93,324
      10,439  TABCORP HOLDINGS LIMITED                                                                                     130,635
      47,996  TATTERSALL'S LIMITED                                                                                         164,592
      11,000  TOKYO DOME CORPORATION                                                                                        51,395
      12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                  28,396
       5,056  WARNER MUSIC GROUP CORPORATION                                                                                58,144
      20,676  WESTWOOD ONE INCORPORATED+                                                                                    59,754
       3,265  WILLIAM HILL PLC                                                                                              40,486
      11,376  WMS INDUSTRIES INCORPORATED+                                                                                 334,909

                                                                                                                         5,095,836
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.86%
       9,309  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          732,618
       1,952  ADIDAS-SALOMON AG                                                                                            114,741
      19,947  AEROPOSTALE INCORPORATED+<<                                                                                  412,903
       7,230  ANN TAYLOR STORES CORPORATION+                                                                               226,588
       3,300  AOKI HOLDINGS INCORPORATED                                                                                    62,842
       3,400  AOYAMA TRADING COMPANY LIMITED                                                                                91,908
         766  BEIERSDORF AG                                                                                                 51,412
       1,126  BULGARI SPA                                                                                                   15,799
      10,866  CATO CORPORATION                                                                                             239,813
         461  CHARLES VOEGELE HOLDING AG                                                                                    42,824
      45,931  CHARMING SHOPPES INCORPORATED+<<                                                                             415,216
      18,022  CHICO'S FAS INCORPORATED+                                                                                    287,992
       5,852  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                 168,304
       2,000  CHIYODA COMPANY LIMITED                                                                                       33,267
      19,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                             181,544
      24,680  COLLECTIVE BRANDS INCORPORATED+                                                                              583,188
     157,785  COMPAL ELECTRONIC INCORPORATED                                                                               175,476
       7,000  DAIMARU INCORPORATED(A)                                                                                       77,454
       2,449  DEBENHAMS PLC                                                                                                  5,950
       1,500  FAST RETAILING COMPANY LIMITED                                                                                87,961
     256,000  GIORDANO INTERNATIONAL LIMITED                                                                               123,771
       9,000  HANKYU DEPARTMENT STORES                                                                                      78,582
      14,410  HOT TOPIC INCORPORATED+<<                                                                                    120,612

76 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
APPAREL & ACCESSORY STORES (continued)
       2,431  INDUSTRIA DE DISENO TEXTIL SA                                                                        $       142,566
       6,600  ISETAN COMPANY LIMITED                                                                                        87,039
      11,299  J.CREW GROUP INCORPORATED+<<                                                                                 562,803
      22,104  JUST GROUP LIMITED                                                                                            81,591
       7,791  KOHL'S CORPORATION+                                                                                          462,006
       3,237  L'OREAL SA                                                                                                   379,138
       1,200  LG FASHION CORPORATION+                                                                                       35,745
       3,186  LOJAS RENNER SA                                                                                               55,260
         465  LOTTE SHOPPING COMPANY LIMITED                                                                               173,700
      12,300  MARUI COMPANY LIMITED                                                                                        140,857
      10,000  MITSUKOSHI LIMITED                                                                                            44,477
       2,177  NEXT PLC                                                                                                      84,759
       2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                            31,630
       5,768  NORDSTROM INCORPORATED                                                                                       277,441
       1,603  ORIFLAME COSMETICS SA                                                                                         87,843
      26,063  PACIFIC SUNWEAR OF CALIFORNIA+                                                                               365,143
         742  PINAULT-PRINTEMPTS-REDOUTE SA                                                                                128,269
         730  POINT INCORPORATED                                                                                            31,460
         122  PUMA AG RUDOLF DASSLER SPORT                                                                                  48,984
     121,380  QUANTA COMPUTER INCORPORATED                                                                                 197,518
       2,386  REITMAN'S CANADA LIMITED CLASS A                                                                              54,928
       1,000  RIGHT ON COMPANY LIMITED                                                                                      10,424
      18,123  ROSS STORES INCORPORATED                                                                                     504,363
         900  SHIMANURA COMPANY LIMITED                                                                                     83,479
       9,000  SHISEIDO COMPANY LIMITED                                                                                     187,711
       7,427  SIGNET GROUP PLC                                                                                              14,151
         533  SWATCH GROUP AG                                                                                               29,937
         310  SWATCH GROUP AG CLASS B                                                                                       92,764
       9,000  TAKASHIMAYA COMPANY LIMITED                                                                                   96,537
       8,364  TALBOTS INCORPORATED<<                                                                                       177,986
      18,357  TRUWORTHS INTERNATIONAL LIMITED                                                                               84,267
       8,555  UNDER ARMOUR INCORPORATED+<<                                                                                 556,161
       1,200  UNI-CHARM CORPORATION                                                                                         69,229
       1,900  UNITED ARROWS LIMITED                                                                                         30,028
      12,061  URBAN OUTFITTERS INCORPORATED+<<                                                                             276,197
      10,000  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                          30,201

                                                                                                                        10,047,357
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.39%
       7,091  BILLABONG INTERNATIONAL LIMITED                                                                               91,988
       4,229  BURBERRY GROUP PLC                                                                                            52,056
       6,321  GUESS? INCORPORATED                                                                                          335,013
       5,000  GUNZE LIMITED                                                                                                 25,132
      12,620  HANESBRANDS INCORPORATED+                                                                                    378,095
       4,751  HENNES & MAURITZ AB CLASS B                                                                                  267,581
         768  HERMES INTERNATIONAL                                                                                          82,828
      15,700  JONES APPAREL GROUP INCORPORATED                                                                             301,283
       8,724  KELLWOOD COMPANY<<                                                                                           171,863
      13,600  LIZ CLAIBORNE INCORPORATED                                                                                   464,712
          52  LPP SA+                                                                                                       44,995
         206  NOBEL BIOCARE HOLDING AG                                                                                      56,105
       3,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                              35,469
      14,674  PHILLIPS-VAN HEUSEN CORPORATION                                                                              854,467
       6,624  POLO RALP LAUREN CORPORATION                                                                                 500,377
       5,000  PORTS DESIGN LIMITED                                                                                          13,498

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 77


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
        103,006   POU CHEN CORPORATION                                                                               $      103,006
         46,668   QUIKSILVER INCORPORATED+<<                                                                                624,885
          3,000   SANYO SHOKAI LIMITED                                                                                       25,650
            370   VALENTINO FASHION GROUP SPA                                                                                17,601
          3,000   WACOAL CORPORATION                                                                                         37,646
         34,000   YGM TRADING LIMITED                                                                                        28,080

                                                                                                                          4,512,330
                                                                                                                     --------------

APPLICATIONS SOFTWARE: 0.02%
         14,300   WIPRO LIMITED<<                                                                                           209,209
                                                                                                                     --------------

AUTO PARTS & EQUIPMENT: 0.01%
          4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                            33,439
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             37,852
        310,300   YARNAPUND PCL                                                                                              41,602

                                                                                                                            112,893
                                                                                                                     --------------

AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
          1,200   TOKAI RIKA COMPANY LIMITED                                                                                 32,231
                                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.65%
         69,314   TOYOTA MOTOR CORPORATION                                                                                4,046,659
         11,237   ADVANCE AUTO PARTS INCORPORATED                                                                           399,588
            700   AUTOBACS SEVEN COMPANY LIMITED                                                                             18,499
         19,354   AUTONATION INCORPORATED+<<                                                                                367,339
          5,300   AUTOZONE INCORPORATED+                                                                                    642,837
          3,082   BAYERISCHE MOTOREN WERKE AG                                                                               187,377
          1,600   BRIDGESTONE CORPORATION                                                                                    32,058
            800   CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                   58,795
         23,382   CARMAX INCORPORATED+                                                                                      529,836
             24   D'IETEREN SA                                                                                                9,547
            930   DAEWOO MOTOR SALES CORPORATION                                                                             46,782
         13,000   HOTAI MOTOR COMPANY LIMITED                                                                                33,288
         62,800   NISSAN MOTOR COMPANY LIMITED                                                                              604,190
         12,014   O'REILLY AUTOMOTIVE INCORPORATED+                                                                         426,978
          1,567   PEUGEOT SA                                                                                                133,415
            610   USS COMPANY LIMITED                                                                                        41,039

                                                                                                                          7,578,227
                                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.04%
          7,727   RYDER SYSTEM INCORPORATED                                                                                 423,053
         34,985   TIGER AUTOMOTIVE LIMITED+                                                                                  61,259

                                                                                                                            484,312
                                                                                                                     --------------

BIOPHARMACEUTICALS: 0.03%
         12,776   THERAVANCE INCORPORATED+                                                                                  401,294
                                                                                                                     --------------

BUILDING: 0.00%
          1,216   BOVIS HOMES GROUP PLC                                                                                      18,854
                                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.84%
          3,391   AMEC PLC                                                                                                   44,612
          1,881   BALFOUR BEATTY PLC                                                                                         17,958
          3,720   BARRATT DEVELOPMENTS PLC                                                                                   69,634
            491   BELLWAY PLC                                                                                                12,573
          1,204   BERKELEY GROUP HOLDINGS PLC                                                                                39,011

78 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
            371   BILFINGER BERGER AG                                                                                $       30,465
          2,798   CARILLION PLC                                                                                              22,679
         15,598   CENTEX CORPORATION<<                                                                                      450,938
        184,900   CH KARNCHANG PCL                                                                                           45,538
        149,000   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED+                                                        322,166
          3,000   COMSYS HOLDINGS CORPORATION                                                                                33,630
         38,084   CONSORCIO ARA SAB DE CV                                                                                    57,611
         19,094   CSR LIMITED                                                                                                52,508
          1,149   DAELIM INDUSTRIAL COMPANY LIMITED                                                                         192,255
          3,557   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                         101,975
         12,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      159,185
          5,722   DESARROLLADORA HOMEX SA DE CV+                                                                             52,589
         59,800   DIALOG GROUP BHD                                                                                           29,887
         35,375   DR HORTON INCORPORATED<<                                                                                  534,516
            531   EIFFAGE SA                                                                                                 62,208
         12,922   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                                                               71,385
          4,075   ENKA INSAAT VE SANAYI AS                                                                                   44,834
         73,800   GAMUDA BHD+                                                                                               158,075
         12,747   GLOBE TRADE CENTRE SA+                                                                                    191,705
          3,187   GROUP FIVE LIMITED                                                                                         24,728
          1,562   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                 246,377
          1,351   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED(a)                                                 111,534
         22,500   HASEKO CORPORATION+                                                                                        60,627
            486   HOCHTIEF AG                                                                                                48,747
          1,915   HOLCIM LIMITED                                                                                            206,881
         15,936   HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                             189,160
          2,730   HYUNDAI DEVELOPMENT COMPANY                                                                               244,399
          2,352   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                       190,005
         33,000   IJM CORPORATION BHD                                                                                        68,799
         13,306   IMPREGILO SPA                                                                                              96,250
         82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                               16,091
          5,000   JGC CORPORATION                                                                                            88,091
            771   JM AB                                                                                                      20,343
         23,000   KAJIMA CORPORATION                                                                                         95,742
         10,251   KB HOME<<                                                                                                 311,015
          6,000   KINDEN CORPORATION                                                                                         51,455
          1,090   KONINKLIJKE BAM GROEP NV                                                                                   29,519
          1,000   KUMHO INDUSTRIAL COMPANY LIMITED                                                                           71,619
        151,700   LAND & HOUSES PCL                                                                                          30,066
          2,890   LEIGHTON HOLDINGS LIMITED                                                                                 103,696
         16,288   LENNAR CORPORATION CLASS A                                                                                460,462
            826   LENNAR CORPORATION CLASS B                                                                                 22,178
          4,224   MDC HOLDINGS INCORPORATED                                                                                 187,926
         43,341   NEW WORLD DEVELOPMENT LIMITED                                                                             103,494
         18,000   OBAYASHI CORPORATION                                                                                       92,961
          9,000   OKUMURA CORPORATION                                                                                        50,367
            922   PBG SA+                                                                                                   124,861
          2,733   PERSIMMON PLC                                                                                              63,755
         27,211   PULTE HOMES INCORPORATED                                                                                  452,791
         34,190   PYI CORPORATION LIMITED                                                                                    14,250
          5,332   RYLAND GROUP INCORPORATED<<                                                                               152,708
         12,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                           88,920
         16,000   SEKISUI HOUSE LIMITED                                                                                     207,825
         16,000   SEMBCORP INDUSTRIES LIMITED                                                                                59,304
         18,000   SHIMIZU CORPORATION                                                                                       114,725

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 79


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
         26,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                         $       62,768
        291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                   49,668
         24,869   STANDARD-PACIFIC CORPORATION<<                                                                            249,436
         12,319   SUEZ SA                                                                                                   700,462
         27,000   TAISEI CORPORATION                                                                                         86,277
         11,176   TAYLOR WOODROW PLC                                                                                         78,247
         11,000   TODA CORPORATION                                                                                           59,755
         17,019   TOLL BROTHERS INCORPORATED+<<                                                                             363,526
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                         114,524
         51,000   UNITED FIBER SYSTEM LIMITED                                                                                 7,695
          4,564   VINCI SA                                                                                                  324,792
         10,520   WCI COMMUNITIES INCORPORATED+<<                                                                            98,046
          3,013   WILSON BAYLY HOLMES-OVCON LIMITED                                                                          43,050
          1,144   YIT OYJ                                                                                                    34,503
         27,700   YTL CORPORATION BHD+                                                                                       58,541
         10,000   ZELAN BHD                                                                                                  14,994
            369   ZPH STALPRODUKT SA                                                                                        133,213

                                                                                                                          9,779,105
                                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.51%
         26,000   ASAHI GLASS COMPANY LIMITED                                                                               325,814
          4,000   CENTRAL GLASS COMPANY LIMITED                                                                              20,624
          5,800   DAIKIN INDUSTRIES LIMITED                                                                                 260,472
         15,570   FASTENAL COMPANY                                                                                          710,148
         18,911   FLETCHER BUILDING LIMITED                                                                                 156,109
            500   FLSMIDTH & COMPANY A/S                                                                                     47,182
         21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                     91,044
            420   GEBERIT AG                                                                                                 61,841
          1,859   GRAFTON GROUP PLC                                                                                          24,818
         41,559   HOME DEPOT INCORPORATED                                                                                 1,592,125
            600   KCI KONECRANES OYJ                                                                                         22,780
          2,000   KEIYO COMPANY LIMITED                                                                                      12,367
         27,398   KINGFISHER PLC                                                                                            115,178
          1,140   KINGSPAN GROUP PLC                                                                                         29,506
          2,600   KOMERI COMPANY LIMITED                                                                                     68,262
         41,194   LOWE'S COMPANIES INCORPORATED                                                                           1,279,486
          8,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                          97,901
         13,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                         76,682
          1,435   REECE AUSTRALIA LIMITED                                                                                    32,298
          3,600   RINNAI CORPORATION                                                                                        111,927
          1,161   RONA INCORPORATED+                                                                                         23,649
         10,621   SANDVIK AB                                                                                                215,948
          5,000   SANWA SHUTTER CORPORATION                                                                                  29,277
            522   SCHINDLER HOLDING AG                                                                                       31,953
          2,422   SCHNEIDER ELECTRIC SA                                                                                     321,688
         89,000   TECHTRONIC INDUSTRIES COMPANY                                                                             100,441
            748   WIENERBERGER AG                                                                                            53,363

                                                                                                                          5,912,883
                                                                                                                     --------------

BUSINESS SERVICES: 5.85%
         59,626   3COM CORPORATION+                                                                                         223,598
          9,178   ACI WORLDWIDE INCORPORATED+                                                                               238,444
          1,181   ADECCO SA                                                                                                  76,933
          6,437   ADMINISTAFF INCORPORATED<<                                                                                222,077
         16,044   ADOBE SYSTEMS INCORPORATED+                                                                               685,881

80 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
          4,793   ADVENT SOFTWARE INCORPORATED+<<                                                                    $      192,056
         10,023   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        501,451
         17,540   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         565,139
          7,019   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        550,641
         18,359   ANSYS INCORPORATED+<<                                                                                     608,234
          7,738   ARBITRON INCORPORATED                                                                                     385,585
         29,171   ARIBA INCORPORATED+<<                                                                                     256,705
          1,198   ASSECO POLAND SA                                                                                           34,967
          3,332   ASX LIMITED                                                                                               126,536
            655   ATOS ORIGIN SA+                                                                                            36,851
         25,059   AUTODESK INCORPORATED+                                                                                  1,160,733
         15,029   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    687,426
          1,660   AUTONOMY CORPORATION PLC+                                                                                  31,010
         38,730   AVIS BUDGET GROUP INCORPORATED+<<                                                                         898,923
          1,203   BAIDU.COM INCORPORATED ADR+<<                                                                             250,465
          2,762   BANCA CR FIRENZE                                                                                           24,720
         50,340   BEA SYSTEMS INCORPORATED+                                                                                 614,148
         21,800   BMC SOFTWARE INCORPORATED+                                                                                667,516
            675   BOLSAS Y MARCADOS ESPANOLES                                                                                37,314
         23,667   BORLAND SOFTWARE CORPORATION+<<                                                                           107,922
         32,328   BRAMBLES LIMITED+                                                                                         365,133
          8,208   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                418,772
         35,503   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    771,125
          6,667   CERNER CORPORATION+<<                                                                                     380,286
          3,000   CGI GROUP INCORPORATED+                                                                                    33,239
         37,784   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                        886,413
          7,483   CHECKFREE CORPORATION+<<                                                                                  345,939
            168   CHEIL COMMUNICATIONS INCORPORATED                                                                          48,701
        134,000   CHINA UNICOM LIMITED                                                                                      250,209
          7,762   CHOICEPOINT INCORPORATED+<<                                                                               305,357
         18,670   CIBER INCORPORATED+                                                                                       148,053
         19,700   CITRIX SYSTEMS INCORPORATED+                                                                              716,095
         10,048   COGNEX CORPORATION                                                                                        185,386
         15,654   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     1,150,726
            400   COGNOS INCORPORATED+                                                                                       16,042
         22,366   COMPUTER SCIENCES CORPORATION+                                                                          1,251,378
          9,699   COMPUTERSHARE LIMITED                                                                                      81,763
         40,983   COMPUWARE CORPORATION+                                                                                    332,372
         18,177   CONVERGYS CORPORATION+                                                                                    304,465
         16,507   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                   381,642
          1,400   CSK HOLDINGS CORPORATION                                                                                   51,386
         38,000   DALIAN PORT PDA COMPANY LIMITED+                                                                           27,778
          4,243   DATATEC LIMITED+                                                                                           24,963
          2,629   DCC PLC                                                                                                    69,478
          1,565   DE LA RUE                                                                                                  23,476
         19,543   DELUXE CORPORATION                                                                                        743,025
             17   DENA COMPANY LIMITED                                                                                       73,115
             40   DENTSU INCORPORATED                                                                                       111,581
         11,105   DIGITAL RIVER INCORPORATED+<<                                                                             514,828
          5,345   DST SYSTEMS INCORPORATED+<<                                                                               408,679
         47,128   EARTHLINK INCORPORATED+                                                                                   359,115
         27,908   EBAY INCORPORATED+                                                                                        951,663
          8,232   ELECTRONIC ARTS INCORPORATED+                                                                             435,802
         21,364   ELECTRONICS FOR IMAGING INCORPORATED+                                                                     557,173
         10,305   EXPERIAN GROUP LIMITED                                                                                    108,666

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 81


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
         22,206   F5 NETWORKS INCORPORATED+                                                                          $      776,544
          4,588   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     274,959
         20,974   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       994,168
         20,616   FIRST DATA CORPORATION                                                                                    684,864
         18,214   FISERV INCORPORATED+                                                                                      847,315
         17,614   FOCUS MEDIA HOLDING LIMITED+<<                                                                            709,316
          3,195   FORRESTER RESEARCH INCORPORATED+                                                                           81,185
         21,000   GALLANT VENTURE LIMITED+                                                                                   14,603
          1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                  28,056
          2,863   GEMALTO NV+                                                                                                73,434
          5,178   GETTY IMAGES INCORPORATED+                                                                                161,502
          8,466   GLOBAL PAYMENTS INCORPORATED                                                                              334,238
          6,391   GOOGLE INCORPORATED CLASS A+<<                                                                          3,292,963
         20,520   GREATEK ELECTRONIC INCORPORATED                                                                            31,961
         50,000   GUANGDONG INVESTMENT LIMITED                                                                               31,356
         32,102   HENRY JACK AND ASSOCIATES INCORPORATED                                                                    842,356
         30,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    561,291
         23,245   INFORMATICA CORPORATION+<<                                                                                324,500
          7,453   INFOSPACE INCORPORATED+                                                                                   104,417
         32,436   INFOSYS TECHNOLOGIES LIMITED ADR                                                                        1,547,522
         60,683   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            664,479
         14,222   INTERWOVEN INCORPORATED+                                                                                  185,313
         34,142   INTUIT INCORPORATED+                                                                                      932,418
         19,452   IRON MOUNTAIN INCORPORATED+<<                                                                             549,714
         10,572   JDA SOFTWARE GROUP INCORPORATED+                                                                          219,369
         15,184   JUNIPER NETWORKS INCORPORATED+<<                                                                          499,857
            560   JYSKE BANK+                                                                                                41,681
             12   KABU.COM SECURITIES COMPANY LIMITED                                                                        13,265
              8   KENEDIX INCORPORATED                                                                                       11,745
         28,138   KEPPEL CORPORATION LIMITED                                                                                236,275
            898   KONE OYJ                                                                                                   58,621
          2,000   KYOWA EXEO CORPORATION                                                                                     21,384
          7,467   LAMAR ADVERTISING COMPANY+                                                                                395,154
          1,880   LG DACOM CORPORATION                                                                                       49,089
         15,304   LOGICACMG PLC                                                                                              50,296
         20,593   MAN GROUP PLC                                                                                             204,904
          9,100   MANPOWER INCORPORATED                                                                                     639,366
         34,000   MARUBENI CORPORATION                                                                                      277,485
          7,091   MASTERCARD INCORPORATED CLASS A<<                                                                         971,396
         32,495   MENTOR GRAPHICS CORPORATION+<<                                                                            453,630
          3,363   MICHAEL PAGE INTERNATIONAL PLC                                                                             32,530
        235,871   MICROSOFT CORPORATION                                                                                   6,776,574
         36,400   MITSUBISHI CORPORATION                                                                                  1,024,821
            136   MONEX BEANS HOLDINGS INCORPORATED                                                                          91,379
         12,541   MONSTER WORLDWIDE INCORPORATED+                                                                           428,902
         10,603   NAVTEQ CORPORATION+                                                                                       667,989
         19,185   NCR CORPORATION+                                                                                          954,837
          6,800   NETEASE.COM INCORPORATED ADR+<<                                                                           112,472
         13,943   NETFLIX INCORPORATED+<<                                                                                   244,281
         43,808   NOVELL INCORPORATED+                                                                                      325,932
         32,741   NWS HOLDINGS LIMITED                                                                                       74,487
          1,778   OMX AB                                                                                                     61,346
        110,015   ORACLE CORPORATION+                                                                                     2,231,104
         11,600   PACKETEER INCORPORATED+<<                                                                                  85,492
         43,295   PARAMETRIC TECHNOLOGY CORPORATION+<<                                                                      762,425

82 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
         32,615   PEROT SYSTEMS CORPORATION CLASS A+                                                                 $      509,772
            863   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                       54,140
         10,742   PROGRESS SOFTWARE CORPORATION+                                                                            327,846
            499   PROKOM SOFTWARE SA                                                                                         23,314
         24,488   PSION PLC                                                                                                  59,866
          6,622   RADISYS CORPORATION+                                                                                       72,378
         20,629   RED HAT INCORPORATED+<<                                                                                   401,234
         26,624   RENT-A-CENTER INCORPORATED+<<                                                                             511,713
          1,169   REUTERS GROUP PLC<<                                                                                        91,299
         17,940   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  573,004
         17,809   S1 CORPORATION+                                                                                           138,910
            930   S1 CORPORATION (KOREA)                                                                                     50,945
          9,656   SALESFORCE.COM INCORPORATED+<<                                                                            390,392
          9,309   SAP AG                                                                                                    501,287
         17,788   SATYAM COMPUTER SERVICES LIMITED<<                                                                        453,238
          3,200   SECURITAS AB                                                                                               42,215
          4,457   SEEK LIMITED                                                                                               29,912
             57   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                            68,085
         24,000   SINGAPORE EXCHANGE LIMITED                                                                                153,508
          1,700   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                    26,780
         25,424   SONICWALL INCORPORATED+                                                                                   218,138
         17,754   SOTHEBY'S HOLDINGS INCORPORATED                                                                           768,393
         25,438   SPHERION CORPORATION+                                                                                     224,872
          1,100   SQUARE ENIX COMPANY LIMITED                                                                                34,105
         11,032   SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                                 311,213
          1,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                          6,460
         75,476   SUN MICROSYSTEMS INCORPORATED+                                                                            404,551
         17,000   SWIRE PACIFIC LIMITED                                                                                     187,928
         34,620   SYBASE INCORPORATED+<<                                                                                    797,991
         24,868   SYMANTEC CORPORATION+<<                                                                                   467,767
         18,120   SYNOPSYS INCORPORATED+                                                                                    495,038
         10,774   TELETECH HOLDINGS INCORPORATED+<<                                                                         315,140
         10,921   THE BRINK'S COMPANY                                                                                       626,429
         17,357   THQ INCORPORATED+                                                                                         499,708
         77,147   TIBCO SOFTWARE INCORPORATED+                                                                              610,233
            600   TOKYU LIVABLE INCORPORATED                                                                                 11,659
          8,673   TOMKINS PLC                                                                                                41,750
            492   TOMTOM NV+                                                                                                 32,010
          6,300   TOYOTA TSUSHO CORPORATION                                                                                 156,153
         29,000   TRAVELSKY TECHNOLOGY LIMITED CLASS H                                                                       23,319
          1,055   TRAVIS PERKINS PLC                                                                                         37,970
         45,702   UNISYS CORPORATION+                                                                                       336,824
         25,503   UNITED ONLINE INCORPORATED                                                                                366,478
         26,183   VALUECLICK INCORPORATED+<<                                                                                524,707
          7,592   VIAD CORPORATION                                                                                          271,414
         10,921   VIGNETTE CORPORATION+                                                                                     213,069
         11,573   WEBSENSE INCORPORATED+<<                                                                                  238,057
         26,000   WHARF HOLDINGS LIMITED                                                                                    107,032
         30,215   WIND RIVER SYSTEMS INCORPORATED+<<                                                                        318,768
         11,890   WPP GROUP PLC                                                                                             169,251
          1,043   WS ATKINS PLC                                                                                              22,481
         34,450   YAHOO! INCORPORATED+<<                                                                                    783,049
            313   YAHOO! JAPAN CORPORATION                                                                                  115,966

                                                                                                                         68,303,422
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 83


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CASINO & GAMING: 0.15%
          3,100   MGM MIRAGE+                                                                                        $      260,307
          7,696   PENN NATIONAL GAMING INCORPORATED+                                                                        452,525
          8,290   WYNN RESORTS LIMITED+<<                                                                                 1,025,722

                                                                                                                          1,738,554
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS: 6.92%
         42,594   ABBOTT LABORATORIES                                                                                     2,211,055
          2,691   ABRAXIS BIOSCIENCE INCORPORATED+<<                                                                         59,041
          1,095   ACTELION LIMITED+                                                                                          60,687
          8,155   ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                            314,457
          2,300   ADEKA CORPORATION                                                                                          23,042
          1,300   AGRIUM INCORPORATED                                                                                        59,399
          2,326   AIR LIQUIDE                                                                                               296,422
          4,140   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     372,641
          3,000   AIR WATER INCORPORATED                                                                                     30,728
          2,593   AKZO NOBEL NV                                                                                             204,062
          8,123   ALBEMARLE CORPORATION                                                                                     328,738
          9,486   ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                   573,618
         26,769   ALKERMES INCORPORATED+                                                                                    451,058
         32,247   AMGEN INCORPORATED+                                                                                     1,615,897
            160   AMOREPACIFIC CORPORATION+                                                                                 113,397
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      32,711
         45,300   AROMATICS THAILAND PCL                                                                                     95,063
         71,300   AROMATICS THAILAND PCL THB                                                                                156,897
         31,000   ASAHI KASEI CORPORATION                                                                                   232,922
         13,800   ASTELLAS PHARMA INCORPORATED                                                                              640,003
         15,429   ASTRAZENECA PLC                                                                                           760,609
         11,765   BARR PHARMACEUTICALS INCORPORATED+<<                                                                      598,603
          5,318   BASF AG                                                                                                   703,653
         20,600   BATU KAWAN BHD                                                                                             46,771
          9,707   BIOGEN IDEC INCORPORATED+                                                                                 619,501
         25,685   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   551,714
          1,400   BIOVAIL CORPORATION                                                                                        24,686
          6,572   BRASKEM SA+                                                                                                60,294
         41,125   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,198,794
          7,474   CABOT CORPORATION                                                                                         301,501
         13,516   CAMBREX CORPORATION                                                                                       168,545
          3,906   CARDIOME PHARMA CORPORATION+                                                                               34,695
         20,339   CELANESE CORPORATION CLASS A                                                                              730,577
         31,038   CHEMTURA CORPORATION                                                                                      285,860
        120,000   CHINA BLUECHEMICAL LIMITED+                                                                                66,943
         16,000   CHINA PHARMACEUTICAL GROUP LIMITED+                                                                         7,079
            566   CHRISTIAN DIOR SA                                                                                          69,069
          8,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     147,301
         17,562   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                    789,061
            697   CIBA SPECIALTY CHEMICALS AG                                                                                38,110
            842   CIECH SA                                                                                                   37,809
            997   CLARIANT AG                                                                                                13,278
          4,000   CLOROX COMPANY                                                                                            239,200
         14,199   COLGATE-PALMOLIVE COMPANY                                                                                 941,678
          1,700   COPESUL COMPANHIA PETROQUIMICA DO SUL                                                                      32,224
          4,056   CSL LIMITED                                                                                               325,988
         14,298   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                    327,138
         11,055   CYTEC INDUSTRIES INCORPORATED                                                                             734,052
          8,741   DADE BEHRING HOLDINGS INCORPORATED                                                                        660,033

84 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          8,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                 $       56,516
         15,700   DAIICHI SANKYO COMPANY LIMITED                                                                            428,465
         15,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                     62,052
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  56,948
         10,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                        51,041
            180   DONG-A PHARMACEUTICAL COMPANY LIMITED                                                                      23,020
         20,144   DOW CHEMICAL COMPANY                                                                                      858,739
         10,867   EASTMAN CHEMICAL COMPANY<<                                                                                725,481
         19,238   ECOLAB INCORPORATED                                                                                       801,455
         19,191   EI DU PONT DE NEMOURS & COMPANY                                                                           935,561
          6,600   EISAI COMPANY LIMITED                                                                                     274,739
          4,143   ELAN CORPORATION PLC+                                                                                      79,013
         20,200   ELI LILLY & COMPANY                                                                                     1,158,470
         25,760   ETERNAL CHEMICAL COMPANY LIMITED                                                                           29,897
         16,065   FERRO CORPORATION                                                                                         314,392
          9,735   FMC CORPORATION                                                                                           876,150
          8,373   FOREST LABORATORIES INCORPORATED+                                                                         315,076
        166,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                     404,436
        188,000   FORMOSA PLASTICS CORPORATION                                                                              467,152
         12,803   GENENTECH INCORPORATED+                                                                                   957,792
          7,053   GENZYME CORPORATION+                                                                                      440,178
         13,334   GEORGIA GULF CORPORATION<<                                                                                199,610
         25,502   GILEAD SCIENCES INCORPORATED+                                                                             927,508
             65   GIVAUDAN SA                                                                                                58,661
         62,933   GLAXOSMITHKLINE PLC                                                                                     1,643,209
            672   H LUNDBECK AS                                                                                              15,792
            279   HANMI PHARM COMPANY LIMITED                                                                                45,494
          2,540   HANWHA CHEM CORPORATION                                                                                    66,457
         22,779   HB FULLER COMPANY<<                                                                                       612,983
          1,110   HENKEL KGAA                                                                                                52,016
          1,707   HENKEL KGAA PREFERRED                                                                                      87,922
          3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                              96,122
          2,200   HITACHI CHEMICAL COMPANY LIMITED                                                                           44,935
            569   HONAM PETROCHEMICAL CORPORATION                                                                            87,930
         11,005   HUNTSMAN CORPORATION                                                                                      285,580
          8,381   IDEXX LABORATORIES INCORPORATED+                                                                          936,577
         18,289   IMMUCOR INCORPORATED+                                                                                     609,938
         10,759   IMPERIAL CHEMICAL INDUSTRIES PLC                                                                          137,533
          6,356   INTERMUNE INCORPORATED+<<                                                                                 125,658
         10,615   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           533,191
          5,110   INVITROGEN CORPORATION+<<                                                                                 398,069
        363,121   IRPC PCL                                                                                                   70,380
         18,601   ISRAEL CHEMICALS LIMITED                                                                                  145,091
          2,210   JOHNSON MATTHEY PLC                                                                                        71,517
          4,200   JSR CORPORATION                                                                                            94,127
            373   K+S AG                                                                                                     53,551
        368,000   KALBE FARMA TBK PT                                                                                         53,299
          7,000   KANEKA CORPORATION                                                                                         56,767
          6,000   KANSAI PAINT COMPANY LIMITED                                                                               46,377
         11,000   KAO CORPORATION                                                                                           312,549
            267   KCC CORPORATION                                                                                           136,587
         31,165   KING PHARMACEUTICALS INCORPORATED+<<                                                                      468,410
         36,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                      215,321
            700   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                   23,517
          1,801   KONINKLIJKE DSM NV                                                                                         92,077

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 85


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         16,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                  $      155,316
            854   LANXESS                                                                                                    42,754
            431   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                 65,686
          1,120   LG PETROCHEMICAL COMPANY LIMITED                                                                           54,192
          1,100   LINTEC CORPORATION                                                                                         20,567
          6,000   LION CORPORATION                                                                                           31,246
            477   LONZA GROUP AG                                                                                             46,757
          8,961   LUBRIZOL CORPORATION                                                                                      569,740
         29,901   LYONDELL CHEMICAL COMPANY                                                                               1,386,210
         10,071   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                         76,943
          8,017   MARTEK BIOSCIENCES CORPORATION+<<                                                                         216,619
         33,345   MEDAREX INCORPORATED+<<                                                                                   571,867
         13,892   MEDICINES COMPANY+                                                                                        231,996
         15,160   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              462,986
         45,813   MERCK & COMPANY INCORPORATED                                                                            2,298,438
            619   MERCK KGAA                                                                                                 79,382
         21,188   MGI PHARMA INCORPORATED+<<                                                                                499,401
         41,762   MILLENNIUM PHARMACEUTICALS INCORPORATED+<<                                                                423,884
          5,089   MINERALS TECHNOLOGIES INCORPORATED                                                                        335,416
          1,900   MIRACA HOLDINGS INCORPORATED                                                                               40,448
         30,500   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  285,534
          9,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                               75,939
         15,000   MITSUI CHEMICALS INCORPORATED                                                                             136,281
         14,908   MONSANTO COMPANY                                                                                        1,039,684
            300   MURAMOTO ELECTRON THAILAND PCL                                                                              1,653
         31,629   MYLAN LABORATORIES INCORPORATED+<<                                                                        477,598
         18,369   NABI BIOPHARMACEUTICALS+<<                                                                                 65,026
        255,000   NAN YA PLASTICS CORPORATION                                                                               618,182
         16,064   NBTY INCORPORATED+<<                                                                                      589,549
          8,130   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       81,056
          1,000   NIHON PARKERIZING COMPANY LIMITED                                                                          13,913
          4,000   NIPPON KAYAKU COMPANY LIMITED                                                                              31,851
          5,000   NIPPON PAINT COMPANY LIMITED                                                                               24,225
          4,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                            35,547
          4,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                         50,091
          3,700   NITTO DENKO CORPORATION                                                                                   172,554
            800   NOVA CHEMICALS CORPORATION                                                                                 29,159
         26,016   NOVARTIS AG                                                                                             1,371,925
          6,047   NOVEN PHARMACEUTICALS INCORPORATED+                                                                        92,277
          1,845   NOVO NORDISK AS CLASS B                                                                                   205,142
          2,637   NUFARM LIMITED                                                                                             30,345
         24,274   OLIN CORPORATION                                                                                          520,435
         11,333   OM GROUP INCORPORATED+                                                                                    559,850
          1,612   OMEGA PHARMA SA                                                                                           142,078
          5,823   OMNIA HOLDINGS LIMITED                                                                                     60,769
          4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        222,074
         14,509   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      574,847
          5,520   OSI PHARMACEUTICALS INCORPORATED+                                                                         188,287
            308   PACIFIC CORPORATION                                                                                        61,219
          8,698   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                194,748
          7,394   PAREXEL INTERNATIONAL CORPORATION+                                                                        318,016
         11,594   PDL BIOPHARMA INCORPORATED+<<                                                                             226,199
         28,892   PERRIGO COMPANY<<                                                                                         598,353
        149,848   PFIZER INCORPORATED                                                                                     3,722,224
          7,442   PHARMERICA CORPORATION+<<                                                                                 131,947

86 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          3,428   PPG INDUSTRIES INCORPORATED                                                                        $      251,444
          8,802   PRAXAIR INCORPORATED                                                                                      665,959
         87,820   PROCTER & GAMBLE COMPANY                                                                                5,735,524
        750,000   PT TEMPO SCAN PACIFIC TBK                                                                                  63,099
         59,400   PTT CHEMICAL PCL                                                                                          190,440
          5,932   RECKITT BENCKISER PLC                                                                                     322,811
          6,569   RECORDATI SPA                                                                                              55,929
          1,012   RHODIA SA                                                                                                  41,620
            525   RICHTER GEDEON PLC                                                                                        103,306
             44   RIETER HOLDING AG                                                                                          23,439
         18,453   ROHM & HAAS COMPANY                                                                                     1,043,333
          2,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                       23,024
         45,403   RPM INTERNATIONAL INCORPORATED<<                                                                        1,027,924
            910   SAMSUNG FINE CHEMICALS COMPANY LIMITED                                                                     51,401
          1,941   SANOFI-AVENTIS SA                                                                                         158,436
         17,805   SANOFI-AVENTIS SA ADR                                                                                     729,115
          3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                      79,316
         40,332   SCHERING-PLOUGH CORPORATION                                                                             1,210,767
         17,203   SENSIENT TECHNOLOGIES CORPORATION                                                                         466,029
         11,018   SEPRACOR INCORPORATED+<<                                                                                  321,395
            664   SGL CARBON AG+                                                                                             31,803
         10,100   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                        730,961
          7,000   SHIONOGI & COMPANY LIMITED                                                                                101,926
          5,318   SHIRE PLC                                                                                                 138,641
            668   SHISEIDO COMPANY LIMITED<<                                                                                 13,917
         24,000   SHOWA DENKO KK                                                                                             87,469
         42,051   SIGMA PHARMACEUTICALS LIMITED                                                                              53,690
         12,244   SIGMA-ALDRICH CORPORATION                                                                                 548,531
         12,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                          8,510
          8,130   SMITH & NEPHEW PLC                                                                                         95,730
          4,995   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                              79,634
            569   SOLVAY SA                                                                                                  84,403
            589   STADA ARZNEIMITTEL AG                                                                                      37,775
          4,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                          25,494
         37,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         276,406
            700   SUNKYONG INDUSTRIES                                                                                        55,430
            868   SYMRISE AG+                                                                                                22,525
            935   SYNGENTA AG                                                                                               174,873
             37   TAE KWANG INDUSTRIAL                                                                                       58,361
         35,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                          71,591
          7,000   TAIYO NIPPON SANSO CORPORATION                                                                             61,905
         19,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,306,434
          7,000   TANABE SEIYAKU COMPANY LIMITED                                                                             84,757
         37,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                            1,612,500
        611,100   THAI PETROCHEM                                                                                            118,444
         18,774   THE MOSAIC COMPANY+                                                                                       788,883
         72,700   TITAN CHEMICALS CORPORATION                                                                                30,729
          4,000   TOKAI CARBON COMPANY LIMITED                                                                               46,222
          5,000   TOKUYAMA CORPORATION                                                                                       67,925
          1,000   TOKYO OHKA KOKYO                                                                                           21,375
         22,000   TOSOH CORPORATION                                                                                         134,709
          3,609   TRANSPORTADORA DE GAS DEL SUR SA                                                                           23,314
          1,000   TSUMURA & COMPANY                                                                                          16,297
          6,231   TURK SISE VE CAM FABRIKALARI AS                                                                            26,127
         20,000   UBE INDUSTRIES LIMITED JAPAN                                                                               62,700

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 87


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          2,614   UCB SA                                                                                             $      147,066
          1,500   ULTRAPAR PARTICIPANTS                                                                                      51,751
        161,000   UNILEVER INDONESIA TBK PT                                                                                 116,592
          5,485   UNITED THERAPEUTICS CORPORATION+<<                                                                        375,668
         33,376   USEC INCORPORATED+                                                                                        446,905
         35,952   VALSPAR CORPORATION                                                                                       969,625
         14,064   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    547,933
            167   WACKER CHEMIE AG                                                                                           36,468
         28,191   WYETH                                                                                                   1,305,243
            318   YUHAN CORPORATION                                                                                          69,477
          5,000   ZEON CORPORATION                                                                                           50,695

                                                                                                                         80,848,082
                                                                                                                     --------------
COAL MINING: 0.46%
         15,226   ARCH COAL INCORPORATED                                                                                    449,015
         24,224   BHP BILLITON PLC                                                                                          712,600
        357,500   BUMI RESOURCES TBK PT+                                                                                     97,085
        161,000   CHINA COAL ENERGY COMPANY+                                                                                317,142
        119,000   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                      515,822
         19,825   CONSOL ENERGY INCORPORATED                                                                                790,621
            621   CUDECO LIMITED+                                                                                             1,687
         11,680   FOUNDATION COAL HOLDINGS INCORPORATED                                                                     396,186
          7,900   INNER MONGOLIA YITAI COAL COMPANY LIMITED                                                                  80,817
         43,143   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                  174,729
          3,755   KUMBA IRON ORE LIMITED                                                                                    109,409
         10,282   MASSEY ENERGY COMPANY<<                                                                                   213,352
          6,099   MINERAL DEPOSIT LIMITED+                                                                                    6,639
          6,855   PEABODY ENERGY CORPORATION                                                                                291,406
          9,969   PENN VIRGINIA CORPORATION                                                                                 397,863
         75,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                       142,572
         17,866   SASOL LIMITED                                                                                             723,274

                                                                                                                          5,420,219
                                                                                                                     --------------
COMMERCIAL SERVICES: 0.00%
          2,100   PARK24 COMPANY LIMITED                                                                                     20,222
                                                                                                                     --------------
COMMUNICATIONS: 4.80%
        112,900   ADVANCED INFO SERVICE PCL THB                                                                             309,315
          2,110   AGORA SA                                                                                                   38,801
         26,523   ALCATEL SA                                                                                                290,131
          7,079   ALLTEL CORPORATION                                                                                        483,213
        624,898   AMERICA MOVIL SA DE CV+                                                                                 1,886,078
         13,300   AMERICA MOVIL SA DE CV CLASS A+                                                                            40,142
         11,384   AMERICAN TOWER CORPORATION CLASS A+<<                                                                     451,034
          8,623   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     661,988
          5,483   APN NEWS & MEDIA LIMITED                                                                                   24,682
            800   ASATSU-DK INCORPORATED                                                                                     26,807
         87,800   ASTRO ALL ASIA NETWORKS PLC                                                                                85,255
        130,291   AT&T INCORPORATED                                                                                       5,194,702
         58,884   AVAYA INCORPORATED+                                                                                       991,018
          8,300   BCE INCORPORATED                                                                                          317,459
          1,291   BELGACOM SA                                                                                                56,559
         35,372   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED+                                                       55,808
         10,298   BRITISH SKY BROADCASTING PLC                                                                              140,256
         87,180   BT GROUP PLC                                                                                              555,015

88 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
         23,584   CABLE & WIRELESS PLC                                                                               $       81,360
         23,974   CABLEVISION SYSTEMS CORPORATION+<<                                                                        804,328
        127,500   CARSO GLOBAL TELECOM SA DE CV+                                                                            606,703
         13,314   CENTURYTEL INCORPORATED                                                                                   638,806
        528,834   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                      111,224
         98,574   CHARTER COMMUNICATIONS INCORPORATED+<<                                                                    274,036
         93,500   CHINA MOBILE LIMITED                                                                                    1,271,024
         44,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                          106,309
        522,000   CHINA TELECOM CORPORATION LIMITED                                                                         300,575
        195,800   CHUNGHWA TELECOM COMPANY LIMITED                                                                          347,693
         23,072   CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                              49,558
         91,029   CINCINNATI BELL INCORPORATED+<<                                                                           444,222
          3,839   CITADEL BROADCASTING CORPORATION                                                                           15,624
            350   CITIC 1616 HOLDINGS LIMITED+                                                                                  127
          9,200   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 342,792
         52,909   COMCAST CORPORATION CLASS A+<<                                                                          1,380,396
         10,500   COMPAL COMMUNICATIONS INCORPORATED                                                                         24,691
          1,120   COSMOTE MOBILE COMMUNICATIONS SA                                                                           34,817
         15,395   COX RADIO INCORPORATED CLASS A+                                                                           212,143
         27,681   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                 1,017,554
          3,683   CTC MEDIA INCORPORATED+                                                                                    84,709
         10,986   CUMULUS MEDIA INCORPORATED+                                                                               117,550
         12,480   CYBERTAN TECHNOLOGY INCORPORATED                                                                           38,385
         44,880   D-LINK CORPORATION                                                                                         98,872
          3,066   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                      41,944
         30,991   DEUTSCHE TELEKOM AG                                                                                       575,846
         35,600   DIGI.COM BHD                                                                                              205,375
         16,905   DIRECTV GROUP INCORPORATED+                                                                               394,394
         22,254   ECHOSTAR COMMUNICATIONS CORPORATION+                                                                      941,789
          1,150   EGYPTIAN CO FOR MOBILE SERVICES                                                                            36,793
          1,500   ELISA OYJ                                                                                                  41,726
         19,604   EMBARQ CORPORATION                                                                                      1,223,682
          9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 154,284
          1,800   ENIRO AB                                                                                                   21,789
         12,124   ENTERCOM COMMUNICATIONS CORPORATION<<                                                                     258,241
          7,099   EQUINIX INCORPORATED+<<                                                                                   628,332
         37,008   EXTREME NETWORKS+                                                                                         128,048
         30,473   FAIRFAX MEDIA LIMITED                                                                                     115,725
        116,000   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                            140,430
          6,766   FRANCE TELECOM SA                                                                                         204,064
         11,057   FRANCE TELECOM SA ADR                                                                                     335,248
          4,850   GLOBE TELECOM INCORPORATED                                                                                143,291
         85,102   GRUPO TELEVISA SA                                                                                         447,223
          2,880   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                94,159
          4,997   INDEPENDENT NEWS & MEDIA PLC                                                                               23,485
          1,982   INMARSAT PLC                                                                                               16,255
         32,210   ITV PLC                                                                                                    71,243
         13,012   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                  442,408
             46   JUPITER TELECOMMUNICATIONS COMPANY LIMITED+                                                                35,357
             81   KDDI CORPORATION                                                                                          626,090
         19,114   KINGSTON ( HULL ) COMMUNICATIONS PLC                                                                       27,459
          5,139   KT CORPORATION                                                                                            243,997
          3,740   KT FREETEL COMPANY LIMITED                                                                                121,571
          1,265   LAGARDERE SCA                                                                                             103,240
         14,600   LEADER UNIVERSAL HOLDINGS BHD+                                                                              4,295

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 89


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
          5,174   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                          $      375,115
          1,400   LIBERTY GLOBAL INCORPORATED+                                                                               55,230
          3,559   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       387,895
         16,212   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+<<                                                 307,542
         16,035   LIVE NATION INCORPORATED+<<                                                                               331,925
         15,982   MAGYAR TELEKOM PLC                                                                                         79,725
            200   MANITOBA TELECOM SERVICES INCORPORATED                                                                      9,356
          5,576   MEDIASET SPA                                                                                               59,172
         68,400   MOBILONE LIMITED                                                                                           94,679
            580   MOBISTAR SA                                                                                                47,074
         56,099   MTN GROUP LIMITED                                                                                         854,992
            642   NEUF CEGETEL+                                                                                              25,590
          7,474   NEUSTAR INCORPORATED CLASS A+                                                                             236,328
          1,831   NICE SYSTEMS LIMITED+                                                                                      62,839
         16,074   NII HOLDINGS INCORPORATED+                                                                              1,272,739
            110   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                  511,098
            517   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                               11,943
          3,740   NORTEL NETWORKS CORPORATION+                                                                               65,556
             95   NTT DOCOMO INCORPORATED                                                                                   145,220
         30,114   NTT DOCOMO INCORPORATED ADR<<                                                                             459,540
         17,653   ORASCOM TELECOM HOLDING SAE                                                                               203,675
          2,320   PARTNER COMMUNICATIONS                                                                                     36,350
        110,000   PCCW LIMITED                                                                                               66,866
          2,830   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                161,445
          7,954   PORTUGAL TELECOM SGPS SA                                                                                  109,003
            786   PROSIEBENSAT.1 MEDIA AG                                                                                    26,929
         88,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                                    67,476
          1,314   PUBLICIS GROUPE                                                                                            56,779
         22,144   RADIO ONE INCORPORATED CLASS D+                                                                            86,583
            139   RAKUTEN INCORPORATED                                                                                       51,499
          6,329   REED ELSEVIER NV                                                                                          114,151
         45,167   RELIANCE COMMUNICATIONS LIMITED<<                                                                         600,902
         47,085   RELIANCE INDUSTRIES LIMITED++                                                                           4,491,909
         18,307   RENTOKIL INITIAL PLC                                                                                       63,931
          5,467   REUTERS GROUP PLC                                                                                          70,436
          4,700   ROGERS COMMUNICATIONS INCORPORATED                                                                        213,547
         18,305   ROYAL KPN NV                                                                                              285,268
            543   RTL GROUP                                                                                                  58,414
        379,400   SAMART CORPORATION PCL                                                                                     82,935
          7,401   SAVVIS INCORPORATED+                                                                                      294,042
         25,732   SBA COMMUNICATIONS CORPORATION+<<                                                                         838,091
         13,354   SEAT PAGINE GIALLE SPA                                                                                      7,358
          3,414   SES FDR                                                                                                    75,481
          3,600   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                   83,591
        188,600   SHIN SATELLITE PCL+                                                                                        58,268
         21,487   SINCLAIR BROADCAST GROUP INCORPORATED<<                                                                   267,728
        117,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      279,623
          1,506   SK TELECOM COMPANY LIMITED                                                                                331,439
          1,239   SOCIETE TELEVISION FRANCAISE 1                                                                             36,119
         58,041   SPRINT NEXTEL CORPORATION                                                                               1,098,136
            188   SWISSCOM AG                                                                                                66,015
        169,000   TAIWAN MOBILE COMPANY LIMITED                                                                             215,091
            147   TDC AS                                                                                                      7,231
          4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                         157,719
          5,189   TELE2 AB                                                                                                   94,784

90 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
          2,951   TELECOM ARGENTINA SA ADR+                                                                          $       76,372
         39,254   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                117,933
         12,733   TELECOM EGYPT+                                                                                             38,236
         97,374   TELECOM ITALIA RNC SPA                                                                                    218,205
        106,485   TELECOM ITALIA SPA                                                                                        302,086
        172,900   TELECOM MALAYSIA BHD                                                                                      481,444
          3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                          124,247
        150,890   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                   559,990
         39,044   TELEFONICA DEL PERU SAA+                                                                                   29,777
         45,093   TELEFONICA SA                                                                                           1,119,217
        256,436   TELEFONOS DE MEXICO SA DE CV                                                                              453,929
          3,587   TELEKOM AUSTRIA AG                                                                                         92,450
         27,616   TELEKOMUNIKACJA POLSKA SA                                                                                 213,566
          2,078   TELEMAR NORTE LESTE SA                                                                                     70,961
          7,400   TELENOR ASA                                                                                               136,448
         21,651   TELIASONERA AB                                                                                            168,708
          9,578   TELKOM SOUTH AFRICA LIMITED                                                                               236,406
         79,764   TELSTRA CORPORATION LIMITED                                                                               285,286
          1,714   TELUS CORPORATION                                                                                          90,650
          1,500   TELUS CORPORATION (NON-VOTING)                                                                             77,713
         16,000   TENCENT HOLDINGS LIMITED                                                                                   83,102
          2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                     65,740
          2,973   TRINITY MIRROR PLC                                                                                         28,098
        262,500   TRUE CORPORATION PCL+                                                                                      52,408
        270,800   TT&T PCL+                                                                                                   9,866
         18,793   TURKCELL ILETISIM HIZMETLERI AS                                                                           136,637
          1,106   UNITED BUSINESS MEDIA PLC                                                                                  16,874
         58,500   UNITED COMMUNICATION INDUSTRY PCL+                                                                         53,283
          1,385   UNITED INTERNET AG                                                                                         26,565
          1,582   UNITED STATES CELLULAR CORPORATION+                                                                       153,850
         61,024   VERIZON COMMUNICATIONS INCORPORATED                                                                     2,555,685
            341   VIACOM INCORPORATED+                                                                                       13,452
         11,736   VIVENDI SA                                                                                                479,781
         23,800   VIVO PARTICIPACOES SA                                                                                     112,571
        164,414   VODAFONE GROUP PLC                                                                                        529,737
         39,982   VODAFONE GROUP PLC ADR                                                                                  1,295,417
          4,000   VTECH HOLDINGS LIMITED                                                                                     30,266
         62,260   WINDSTREAM CORPORATION                                                                                    889,073
         32,895   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                               410,201
          7,468   YELL GROUP PLC                                                                                             67,946
         27,400   ZTE CORPORATION                                                                                           134,230
         18,360   ZYXEL COMMUNICATIONS CORPORATION                                                                           31,935

                                                                                                                         56,082,257
                                                                                                                     --------------
COMPUTERS & OFFICE EQUIPMENT: 0.02%
         10,873   AGILYSYS INCORPORATED                                                                                     185,493
        243,600   CALCOMP ELECTRONICS PCL THB                                                                                47,925
        289,400   GLOBETRONICS TECHNOLOGY BHD                                                                                23,555

                                                                                                                            256,973
                                                                                                                     --------------
COMPUTERS - MEMORY DEVICES: 0.00%
        762,700   MAGNECOMP PRECISION TECHNOLOGY PCL THB+                                                                    56,463
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 91


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.27%
          6,884   CHEMED CORPORATION                                                                                 $      427,083
         15,425   DYCOM INDUSTRIES INCORPORATED+                                                                            455,500
         16,714   EMCOR GROUP INCORPORATED+<<                                                                               523,984
         12,418   INSITUFORM TECHNOLGY INCORPORATED+<<                                                                      204,773
            171   KOBENHAVNS LUFTHAVNE                                                                                       81,150
          2,776   ORASCOM CONSTRUCTION INDUSTRIES                                                                           183,988
         38,949   QUANTA SERVICES INCORPORATED+<<                                                                         1,101,088
         55,923   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  180,097

                                                                                                                          3,157,663
                                                                                                                     --------------
CONSUMER SERVICES: 0.03%
            670   HAKUHODO DY HOLDINGS INCORPORATED                                                                          46,580
          2,690   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       300,448

                                                                                                                            347,028
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 9.39%
         14,000   77 BANK LIMITED                                                                                            94,550
         20,604   ABN AMRO HOLDINGS NV                                                                                      957,954
         13,802   ABSA GROUP LIMITED                                                                                        251,728
          2,271   ADELAIDE BANK LIMITED                                                                                      28,996
         21,356   AFRICAN BANK INVESTMENTS LIMITED                                                                           94,204
         40,111   AKBANK TAS                                                                                                256,143
          4,200   ALLIANCE & LEICESTER PLC                                                                                   89,171
         12,528   ALLIED IRISH BANKS PLC                                                                                    319,822
          6,430   ALPHA BANK AE                                                                                             208,996
          7,878   AMCORE FINANCIAL INCORPORATED                                                                             210,973
        136,400   AMINVESTMENT GROUP BHD                                                                                    140,237
         77,600   AMMB HOLDINGS BHD                                                                                          96,183
          7,706   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     202,976
          7,271   ANGLO IRISH BANK CORPORATION PLC                                                                          135,697
         14,000   AOZORA BANK LIMITED                                                                                        46,550
         15,268   ASSOCIATED BANC-CORP                                                                                      430,710
         12,590   ASTORIA FINANCIAL CORPORATION                                                                             328,221
         41,837   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                             992,662
          4,818   BANCA CARIGE SPA                                                                                           22,988
         10,228   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                        64,998
          4,187   BANCA POPOLARE DI MILANO SCARL                                                                             60,802
         27,520   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                        633,191
          9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  224,421
          3,925   BANCO BPI SA                                                                                               34,594
         10,336   BANCO BRADESCO SA                                                                                         258,031
         32,022   BANCO COMERCIAL PORTUGUES SA                                                                              149,623
        217,179   BANCO DE CHILE                                                                                             17,727
         49,235   BANCO DE CREDITO DEL PERU                                                                                 163,597
          4,433   BANCO DE CREDITO E INVERSIONES                                                                            141,771
        313,882   BANCO DE ORO+                                                                                             381,056
            605   BANCO DE VALENCIA SA                                                                                       33,560
         10,668   BANCO DO BRASIL SA                                                                                        156,594
          2,482   BANCO ESPIRITO SANTO SA                                                                                    53,692
          1,141   BANCO GUIPUZCOANO SA                                                                                       19,180
          3,973   BANCO ITAU HOLDING FINANCEIRA SA                                                                          161,998
          2,243   BANCO MACRO SA                                                                                             61,211
            405   BANCO PASTOR SA                                                                                             7,520
          7,278   BANCO POPOLARE SPA+                                                                                       182,029
          8,109   BANCO POPULAR ESPANOL SA                                                                                  147,912

92 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,388  BANCO SABADELL SA                                                                                    $        91,312
      34,998  BANCO SANTANDER CENTRAL HISPANO SA                                                                           638,858
      30,427  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                     555,901
   4,041,047  BANCO SANTANDER CHILE SA                                                                                     185,869
      29,342  BANCORPSOUTH INCORPORATED                                                                                    733,257
      43,100  BANGKOK BANK PCL                                                                                             149,487
      18,000  BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                              62,431
     258,000  BANK CENTRAL ASIA TBK PT                                                                                     164,856
       3,440  BANK HANDLOWY W WARSZAWIE SA                                                                                 145,152
      36,841  BANK LEUMI LE-ISRAEL                                                                                         142,074
     234,500  BANK MANDIRI PERSERO TBK PT                                                                                   81,163
      31,624  BANK MILLENNIUM SA                                                                                           140,877
      95,043  BANK OF AMERICA CORPORATION                                                                                4,816,779
     261,000  BANK OF AYUDHYA PCL                                                                                          201,588
   1,201,000  BANK OF CHINA LIMITED+                                                                                       617,623
      34,960  BANK OF EAST ASIA LIMITED                                                                                    195,028
      13,182  BANK OF HAWAII CORPORATION                                                                                   677,687
      10,611  BANK OF IRELAND                                                                                              196,586
       6,000  BANK OF KYOTO LIMITED                                                                                         71,561
       5,300  BANK OF MONTREAL                                                                                             325,980
      23,401  BANK OF NEW YORK MELLON CORPORATION                                                                          946,102
      10,400  BANK OF NOVA SCOTIA                                                                                          514,485
       2,217  BANK OF QUEENSLAND LIMITED                                                                                    33,677
      41,000  BANK OF THE PHILIPPINE ISLANDS                                                                                53,298
      41,000  BANK OF YOKOHAMA LIMITED                                                                                     291,415
       2,956  BANK PEKAO SA                                                                                                257,570
         313  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                101,061
     185,500  BANK RAKYAT INDONESIA                                                                                        123,469
         809  BANK ZACHODNI WBK SA                                                                                          73,029
       2,580  BANKINTER SA                                                                                                  39,645
      67,490  BARCLAYS PLC                                                                                                 834,831
         445  BAYERISCHE VEREINSBANK AG                                                                                     24,315
      11,472  BB&T CORPORATION                                                                                             455,783
       5,903  BBVA BANCO FRANCES SA+                                                                                        54,013
       2,672  BENDIGO BANK LIMITED                                                                                          33,000
      15,636  BNP PARIBAS ADR                                                                                              825,135
       1,350  BNP PARIBAS SA                                                                                               142,378
      80,500  BOC HONG KONG HOLDINGS LIMITED                                                                               193,258
         876  BRE BANK SA                                                                                                  156,094
     147,000  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                              457,604
       4,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                                           380,625
      17,229  CAPITALIA SPA                                                                                                164,174
     168,000  CHANG HWA COMMERCIAL BANK+                                                                                   105,382
      19,000  CHIBA BANK LIMITED                                                                                           153,260
       5,763  CHINA BANKING CORPORATION                                                                                    101,531
     258,000  CHINA CITIC BANK+                                                                                            198,190
     320,000  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                             130,424
      16,000  CHINA EVERBRIGHT LIMITED                                                                                      50,066
     100,200  CHINA MERCHANTS BANK COMPANY LIMITED+                                                                        376,506
      16,976  CHITTENDEN CORPORATION                                                                                       590,425
     105,079  CITIGROUP INCORPORATED                                                                                     4,926,104
      28,193  CITIZENS REPUBLIC BANCORP INCORPORATED                                                                       497,043
       5,050  CITY NATIONAL CORPORATION                                                                                    360,520
      19,387  COLONIAL BANCGROUP INCORPORATED                                                                              411,392
       3,098  COMERICA INCORPORATED                                                                                        172,806

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 93


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,088  COMMERCE BANCSHARES INCORPORATED                                                                     $       424,412
       6,405  COMMERCIAL INTERNATIONAL BANK                                                                                 75,474
       5,760  COMMERZBANK AG                                                                                               236,103
      29,671  COMMONWEALTH BANK OF AUSTRALIA                                                                             1,339,277
      73,000  COSMOS BANK TAIWAN+                                                                                           12,100
       7,315  CREDIT AGRICOLE SA                                                                                           276,026
       5,404  CREDITO EMILIANO SPA                                                                                          69,199
       5,070  DAEGU BANK                                                                                                    94,559
       4,840  DANSKE BANK                                                                                                  198,709
      25,000  DBS GROUP HOLDINGS LIMITED                                                                                   328,009
       3,561  DEPFA BANK PLC                                                                                                67,526
       5,592  DEUTSCHE BANK AG                                                                                             690,392
         827  DEUTSCHE POSTBANK AG                                                                                          59,957
       5,343  DEXIA                                                                                                        147,098
      14,852  DIME COMMUNITY BANCSHARES<<                                                                                  202,433
       7,000  DNB NOR ASA                                                                                                   95,934
       7,701  DOWNEY FINANCIAL CORPORATION<<                                                                               435,800
     108,000  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                       56,945
      15,206  EAST WEST BANCORP INCORPORATED                                                                               544,375
       4,680  EFG EUROBANK ERGASIAS SA                                                                                     159,383
      10,508  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                       79,351
      16,500  EON CAPITAL BHD                                                                                               32,750
       2,052  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                               148,684
      48,000  FAR EASTERN INTERNATIONAL BANK                                                                                21,455
       9,829  FIFTH THIRD BANCORP<<                                                                                        350,797
      28,493  FIRST BANCORP (PUERTO RICO)<<                                                                                286,355
      16,097  FIRST HORIZON NATIONAL CORPORATION<<                                                                         493,856
      18,733  FIRST MIDWEST BANCORP INCORPORATED<<                                                                         642,355
      39,624  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                   559,887
       6,314  FIRSTFED FINANCIAL CORPORATION+<<                                                                            317,279
      27,745  FIRSTMERIT CORPORATION                                                                                       536,033
     194,455  FIRSTRAND LIMITED                                                                                            636,039
      23,074  FNB CORPORATION PA                                                                                           391,797
      13,146  FORTIS                                                                                                       481,729
     161,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                      138,802
      14,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                          80,283
      65,940  FULTON FINANCIAL CORPORATION<<                                                                               969,318
      34,673  GETIN HOLDING SA+                                                                                            163,109
      19,104  GREATER BAY BANCORP                                                                                          537,778
      79,679  GRUPO SECURITY SA                                                                                             31,491
      10,000  GUNMA BANK LIMITED                                                                                            69,350
       7,954  HANA FINANCIAL GROUP INCORPORATED                                                                            376,380
      15,200  HANG SENG BANK LIMITED                                                                                       238,400
      13,284  HBOS PLC                                                                                                     235,430
      26,961  HBOS PLC ADR                                                                                                 478,019
       4,883  HDFC BANK LIMITED ADR                                                                                        432,878
      29,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                         84,904
          48  HOME CAPITAL GROUP INCORPORATED                                                                                1,584
      66,300  HONG LEONG BANK BHD                                                                                          112,662
      68,900  HONG LOENG FINANCIAL GROUP BHD                                                                               110,193
     124,611  HSBC HOLDINGS PLC                                                                                          2,253,686
     170,000  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   112,045
      65,296  HUDSON CITY BANCORP INCORPORATED                                                                             928,509
      44,896  HUNTINGTON BANCSHARES INCORPORATED                                                                           772,660
       1,286  HYPO REAL ESTATE HOLDING AG                                                                                   70,600

94 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      20,927  ICICI BANK LIMITED<<                                                                                 $       930,205
   1,413,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                                                               920,606
       5,970  INDUSTRIAL BANK OF KOREA                                                                                     130,433
      27,527  INDYMAC BANCORP INCORPORATED<<                                                                               666,153
         152  ING BANK SLASKI SA                                                                                            49,728
       6,492  INTERNATIONAL BANCSHARES CORPORATION                                                                         149,446
      88,488  INTESA SANPAOLO                                                                                              666,601
      31,448  INTESA SANPAOLO RNC                                                                                          218,484
      18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                                 36,715
       4,517  JARDINE STRATEGIC HOLDINGS LIMITED                                                                            62,786
      17,000  JOYO BANK LIMITED                                                                                             93,229
      72,177  JPMORGAN CHASE & COMPANY                                                                                   3,213,320
       1,698  JULIUS BAER HOLDING AG                                                                                       112,367
      74,100  KASIKORNBANK PCL THB                                                                                         170,618
       1,802  KBC GROEP NV                                                                                                 225,888
       9,050  KEYCORP                                                                                                      301,365
     129,200  KIATNAKIN FINANCE                                                                                            110,146
      14,000  KIYO HOLDINGS                                                                                                 20,917
       6,200  KOREA EXCHANGE BANK+                                                                                          98,124
       1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                    112,007
     566,100  KRUNG THAI BANK PCL                                                                                          186,445
      60,016  LLOYDS TSB GROUP PLC                                                                                         659,490
       1,514  M&T BANK CORPORATION                                                                                         160,302
      11,715  MAF BANCORP INCORPORATED                                                                                     628,978
     176,900  MALAYAN BANKING BHD                                                                                          586,046
     134,800  MALAYSIAN PLANTATIONS BHD                                                                                    110,874
      31,259  MARSHALL & ILSLEY CORPORATION                                                                              1,366,331
       3,851  MEDIOBANCA SPA                                                                                                82,940
     313,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                       194,439
         227  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                2,180,313
      22,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                           183,539
         272  MIZUHO FINANCIAL GROUP INCORPORATED                                                                        1,721,876
      27,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                        47,103
      36,685  NATIONAL AUSTRALIA BANK LIMITED                                                                            1,199,194
       1,600  NATIONAL BANK OF CANADA                                                                                       83,212
      23,412  NATIONAL BANK OF GREECE SA<<                                                                                 280,944
      11,215  NATIONAL CITY CORPORATION<<                                                                                  301,796
       3,626  NATIXIS                                                                                                       77,205
      10,227  NEDBANK GROUP LIMITED                                                                                        193,043
      37,092  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                    656,157
      39,539  NEWALLIANCE BANCSHARES INCORPORATED                                                                          589,526
       1,100  NIS GROUP COMPANY LIMITED                                                                                      5,462
      12,000  NISHI-NIPPON CITY BANK LIMITED                                                                                37,723
      21,790  NORDEA BANK AB                                                                                               331,686
       4,039  NORTHERN ROCK PLC                                                                                             59,937
       1,400  OKO BANK                                                                                                      27,863
      25,397  OLD NATIONAL BANCORP                                                                                         403,304
       6,000  ORIENT CORPORATION                                                                                             6,944
      66,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                  370,191
      17,889  PACIFIC CAPITAL BANCORP                                                                                      451,161
       3,103  PARK NATIONAL CORPORATION<<                                                                                  282,125
      33,100  PHATRA SECURITIES PCL                                                                                         42,689
       4,276  PIRAEUS BANK SA                                                                                              146,207
      18,223  PKO BANK POLSKI SA                                                                                           348,419
       7,191  PNC FINANCIAL SERVICES GROUP                                                                                 506,031

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 95


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      31,941  POPULAR INCORPORATED<<                                                                               $       394,152
      12,360  PROVIDENT BANKSHARES CORPORATION<<                                                                           381,924
      24,053  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                    404,090
     218,000  PT BANK DANAMON INDONESIA TBK                                                                                186,890
     127,500  PUBLIC BANK BHD                                                                                              340,461
       6,120  PUSAN BANK                                                                                                   114,143
         432  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                        62,380
      14,440  REGIONS FINANCIAL CORPORATION                                                                                451,972
         125  RESONA HOLDINGS INCORPORATED                                                                                 263,408
      73,600  RHB CAPITAL BHD                                                                                              112,455
      48,041  RMB HOLDINGS LIMITED                                                                                         232,508
      13,600  ROYAL BANK OF CANADA                                                                                         699,833
      98,185  ROYAL BANK OF SCOTLAND GROUP PLC                                                                           1,137,312
           6  SAPPORO HOLDINGS                                                                                              64,254
       2,860  SBERBANK                                                                                                   1,059,630
   1,689,320  SCOTIABANK PERU SA+                                                                                          105,315
      10,000  SENSHU BANK LIMITED                                                                                           25,909
       5,000  SHIGA BANK                                                                                                    33,077
     168,771  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                  164,168
      31,000  SHINSEI BANK LIMITED                                                                                         103,610
      14,000  SHIZUOKA BANK LIMITED                                                                                        146,420
     107,800  SIAM CITY BANK PCL                                                                                            55,927
      82,300  SIAM COMMERCIAL BANK PCL                                                                                     188,299
     296,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                   140,376
       5,150  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                     155,293
     490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                        56,660
         988  SOCIETE GENERALE                                                                                             159,314
      19,202  SOCIETE GENERALE ADR                                                                                         619,718
      28,336  SOUTH FINANCIAL GROUP INCORPORATED                                                                           650,311
      42,334  SOVEREIGN BANCORP INCORPORATED<<                                                                             765,404
      11,700  ST. GEORGE BANK LIMITED                                                                                      328,548
      44,620  STANDARD BANK GROUP LIMITED                                                                                  653,104
      14,046  STANDARD CHARTERED PLC                                                                                       433,300
       5,232  STATE BANK OF INDIA LTD++                                                                                    480,298
      27,520  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     314,554
      18,939  STERLING FINANCIAL CORPORATION                                                                               482,376
         177  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               1,398,601
      37,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                     305,484
      21,924  SUNCORP-METWAY LIMITED                                                                                       360,669
       7,390  SUNTRUST BANKS INCORPORATED                                                                                  581,963
       6,000  SURUGA BANK LIMITED                                                                                           78,815
      19,934  SUSQUEHANNA BANCSHARES INCORPORATED                                                                          391,902
       8,930  SVB FINANCIAL GROUP+<<                                                                                       444,357
       4,900  SVENSKA HANDELSBANKEN                                                                                        136,033
       3,500  SWEDBANK AB                                                                                                  114,418
         670  SYDBANK AG                                                                                                    30,632
      35,117  SYNOVUS FINANCIAL CORPORATION                                                                                969,932
      71,000  TA CHONG BANK LIMITED+                                                                                        22,376
     258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   129,000
      78,000  TAIWAN BUSINESS BANK+                                                                                         21,911
      15,726  TCF FINANCIAL CORPORATION                                                                                    397,396
      15,516  THANACHART CAPITAL PCL                                                                                         7,010
         200  THE AICHI BANK LIMITED                                                                                        20,105
       5,000  THE AWA BANK LIMITED                                                                                          24,225
         600  THE BANK OF IKEDA LIMITED                                                                                     26,427

96 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
         400  THE BANK OF IWATE LIMITED                                                                            $        22,834
       4,000  THE BANK OF NAGOYA LIMITED                                                                                    29,916
       5,000  THE CHUGOKU BANK LIMITED                                                                                      66,975
       7,000  THE DAISHI BANK LIMITED                                                                                       29,079
      11,000  THE HACHIJUNI BANK LIMITED                                                                                    85,120
       5,000  THE HIGO BANK LIMITED                                                                                         32,300
      13,000  THE HIROSHIMA BANK LIMITED                                                                                    74,100
       6,000  THE HOKKOKU BANK LIMITED                                                                                      27,049
       5,000  THE HYAKUGO BANK LIMITED                                                                                      30,227
      14,000  THE HYAKUJUSHI BANK LIMITED                                                                                   68,313
       6,000  THE IYO BANK LIMITED                                                                                          56,792
       8,000  THE JUROKU BANK LIMITED                                                                                       44,702
       4,000  THE KAGOSHIMA BANK LIMITED                                                                                    28,984
       5,000  THE KEIYO BANK LIMITED                                                                                        28,457
         600  THE MUSASHINO BANK LIMITED                                                                                    28,914
       5,000  THE NANTO BANK LIMITED                                                                                        24,959
       6,000  THE OGAKI KYORITSU BANK LIMITED                                                                               32,956
       3,000  THE SAN-IN GODO BANK LIMITED                                                                                  24,484
     132,800  TISCO BANK PCL                                                                                               108,377
   1,795,573  TMB BANK PCL+                                                                                                100,481
         800  TOKYO TOMIN BANK LIMITED                                                                                      25,425
       7,530  TORONTO-DOMINION BANK                                                                                        515,192
      27,861  TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                     311,486
      19,187  TRUSTMARK CORPORATION                                                                                        541,841
      38,996  TURKIYE GARANTI BANKASI AS                                                                                   250,522
      33,784  TURKIYE IS BANKASI                                                                                           165,054
      23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                                  66,435
      37,770  UCBH HOLDINGS INCORPORATED<<                                                                                 627,737
      23,495  UMPQUA HOLDINGS CORPORATION<<                                                                                509,842
      42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                    217,814
     108,954  UNICREDITO ITALIANO SPA                                                                                      933,578
       7,010  UNIONBANCAL CORPORATION                                                                                      412,048
       9,138  UNIONE DI BANCHE SCPA                                                                                        233,530
      14,503  UNITED BANKSHARES INCORPORATED                                                                               453,944
       4,444  UNITED MIZRAHI BANK LIMITED+                                                                                  30,536
      27,000  UNITED OVERSEAS BANK LIMITED                                                                                 368,419
      36,763  US BANCORP                                                                                                 1,189,283
         165  VALIANT HOLDING AG                                                                                            24,022
      15,987  VALLEY NATIONAL BANCORP                                                                                      362,905
      42,798  W HOLDING COMPANY INCORPORATED<<                                                                             100,147
      40,234  WACHOVIA CORPORATION                                                                                       1,970,661
      32,940  WASHINGTON FEDERAL INCORPORATED<<                                                                            874,228
      18,492  WASHINGTON MUTUAL INCORPORATED<<                                                                             679,026
      21,334  WEBSTER FINANCIAL CORPORATION                                                                                905,842
      66,384  WELLS FARGO & COMPANY##                                                                                    2,425,671
       8,727  WESTAMERICA BANCORPORATION<<                                                                                 423,696
      20,524  WESTERN UNION COMPANY                                                                                        386,467
      41,400  WESTPAC BANKING CORPORATION                                                                                  921,641
      24,983  WHITNEY HOLDING CORPORATION                                                                                  692,029
       9,001  WILMINGTON TRUST CORPORATION                                                                                 360,940
       7,000  WING HANG BANK LIMITED                                                                                        91,207
       2,400  WING LUNG BANK LIMITED                                                                                        24,007
       7,235  WINTRUST FINANCIAL CORPORATION                                                                               312,118
       5,000  YAMAGUCHI FINANCIAL GROUP                                                                                     59,375

                                                                                                                       109,614,075
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 97


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DIVERSIFIED OPERATIONS: 0.05%
       7,785  BOUSTEAD HOLDINGS BHD                                                                                $        11,028
         546  CHARTER PLC+                                                                                                  12,275
     278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                             76,307
      50,000  HUTCHISON WHAMPOA LIMITED                                                                                    497,265
       6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                        9,187

                                                                                                                           606,062
                                                                                                                   ---------------
DURABLE GOODS - CONSUMER: 0.00%
      18,061  GOODMAN FIELDER LIMITED                                                                                       38,433
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 0.06%
       8,227  AMAZON.COM INCORPORATED+<<                                                                                   657,420
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.61%
      28,282  APPLEBEES INTERNATIONAL INCORPORATED                                                                         701,676
         836  AUTOGRILL SPA                                                                                                 17,504
      13,522  BOB EVANS FARMS INCORPORATED                                                                                 451,229
       3,345  C&C GROUP PLC                                                                                                 24,561
       7,566  CBRL GROUP INCORPORATED                                                                                      283,120
       8,449  CEC ENTERTAINMENT INCORPORATED+                                                                              259,384
      17,717  CHEESECAKE FACTORY INCORPORATED+<<                                                                           441,685
       5,624  ENTERPRISE INNS PLC                                                                                           73,082
      16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                               49,235
       2,349  HEINEKEN NV                                                                                                  148,732
       4,528  IHOP CORPORATION<<                                                                                           284,675
       1,400  ITO EN LIMITED                                                                                                35,063
       8,309  JACK IN THE BOX INCORPORATED+                                                                                516,986
      21,759  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                       144,480
       2,914  MARSTON'S PLC                                                                                                 21,900
      25,114  MCDONALD'S CORPORATION                                                                                     1,236,865
       2,425  MITCHELLS & BUTLERS PLC                                                                                       34,837
       5,513  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                       139,810
       6,232  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                      210,205
       4,791  PUNCH TAVERNS PLC                                                                                            106,162
      20,157  RUBY TUESDAY INCORPORATED                                                                                    446,478
       8,106  SABMILLER PLC                                                                                                222,275
       2,000  SAIZERIYA COMPANY LIMITED                                                                                     28,724
       7,000  SAPPORO HOLDINGS LIMITED                                                                                      40,202
      17,962  SONIC CORPORATION+<<                                                                                         391,931
       4,000  TAKARA HOLDINGS INCORPORATED                                                                                  22,904
       1,950  TIM HORTONS INCORPORATION                                                                                     64,631
      12,786  TRIARC COMPANIES INCORPORATED CLASS B                                                                        196,393
       1,800  WENDY'S INTERNATIONAL INCORPORATED                                                                            59,202
       1,986  WHITBREAD PLC                                                                                                 65,785
      14,272  YUM! BRANDS INCORPORATED<<                                                                                   466,980

                                                                                                                         7,186,696
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 0.28%
      15,252  APOLLO GROUP INCORPORATED CLASS A+                                                                           894,835
       1,700  BENESSE CORPORATION                                                                                           62,397
      31,974  CORINTHIAN COLLEGES INCORPORATED+                                                                            449,554
      10,933  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                     1,200,443
       3,839  STRAYER EDUCATION INCORPORATED                                                                               612,628

                                                                                                                         3,219,857
                                                                                                                   ---------------

98 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES: 4.78%
      10,301  AEM SPA                                                                                              $        37,502
      17,791  AES CORPORATION+                                                                                             322,195
       9,081  AGL ENERGY LIMITED                                                                                           114,458
      29,928  AGL RESOURCES INCORPORATED                                                                                 1,188,441
     103,566  AGUAS ANDINAS SA CLASS A                                                                                      44,687
      17,837  ALLEGHENY ENERGY INCORPORATED+                                                                               920,568
       9,582  ALLETE INCORPORATED                                                                                          403,498
      14,741  ALLIANT ENERGY CORPORATION                                                                                   558,389
      35,925  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                      458,762
     552,035  ALMENDRAL SA                                                                                                  66,402
      27,006  AMEREN CORPORATION                                                                                         1,371,365
       8,298  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                 369,095
      17,297  AQUA AMERICA INCORPORATED<<                                                                                  414,436
     138,598  AQUILA INCORPORATED+                                                                                         551,620
     395,800  ASIAN INSULATORS PCL                                                                                          81,906
      33,678  ATMOS ENERGY CORPORATION                                                                                     946,689
     262,114  AU OPTRONICS CORPORATION                                                                                     379,669
      20,086  AVISTA CORPORATION                                                                                           393,083
      14,095  BLACK HILLS CORPORATION                                                                                      580,573
      10,372  BRITISH ENERGY GROUP PLC+                                                                                     96,930
      36,510  CENTERPOINT ENERGY INCORPORATED<<                                                                            592,192
      35,548  CENTRICA PLC                                                                                                 276,302
       7,207  CEZ AS                                                                                                       381,819
      20,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                        56,427
      16,400  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                    437,654
      10,592  CIA GENERAL DE ELECTRICIDAD SA                                                                                85,949
      44,813  CITIZENS COMMUNICATIONS COMPANY                                                                              650,237
      22,154  CLECO CORPORATION                                                                                            510,428
      36,500  CLP HOLDINGS LIMITED                                                                                         251,598
      28,969  CMS ENERGY CORPORATION<<                                                                                     472,774
     807,230  COLBUN SA                                                                                                    179,571
         810  COMPANIA CERVECERIAS UNIDAS SA ADR                                                                            37,317
       5,515  CONSOLIDATED EDISON INCORPORATED                                                                             253,359
       5,037  CONTACT ENERGY LIMITED                                                                                        32,352
      11,158  COVANTA HOLDING CORPORATION+                                                                                 252,059
       2,254  CPFL ENERGIA SA                                                                                               40,209
      12,343  CROSSTEX ENERGY INCORPORATED<<                                                                               405,344
       6,193  DOMINION RESOURCES INCORPORATED                                                                              527,520
      14,334  DPL INCORPORATED                                                                                             377,701
       3,512  DRAX GROUP PLC                                                                                                47,095
      23,174  DTE ENERGY COMPANY<<                                                                                       1,107,949
      26,458  DUKE ENERGY CORPORATION                                                                                      485,240
      10,500  DUSKIN COMPANY LIMITED                                                                                       182,270
      52,335  DYNEGY INCORPORATED CLASS A+                                                                                 423,390
       7,234  E.ON AG                                                                                                    1,213,577
       6,068  EDISON INTERNATIONAL                                                                                         319,844
      19,099  EDISON SPA                                                                                                    56,848
      92,072  EL PASO CORPORATION                                                                                        1,461,183
      17,506  EL PASO ELECTRIC COMPANY+                                                                                    390,734
       3,700  ELECTRIC POWER DEVELOPMENT COMPANY                                                                           135,806
       2,324  ELECTRICITE DE FRANCE                                                                                        234,654
      48,600  ELECTRICITY GENERATING PCL                                                                                   164,314
     123,328  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                  181,360
       1,783  ENAGAS                                                                                                        40,562
       3,200  ENBRIDGE INCORPORATED                                                                                        107,879

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 99


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          6,309   ENDESA SA                                                                                        $       342,832
         25,471   ENEL SPA                                                                                                 263,010
          3,431   ENEL SPA ADR                                                                                             177,143
         20,614   ENERGY EAST CORPORATION                                                                                  550,188
          5,140   ENERGY SAVINGS INCOME FUND                                                                                72,914
        483,361   ENERSIS SA (CHILE)                                                                                       175,117
          4,139   ENTERGY CORPORATION                                                                                      428,883
         13,734   ENVESTRA LIMITED                                                                                          12,477
         13,963   EXELON CORPORATION                                                                                       986,765
         80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                    136,827
          6,084   FIRSTENERGY CORPORATION                                                                                  373,801
          1,102   FORTIS INCORPORATED                                                                                       27,707
          4,200   FORTUM OYJ                                                                                               138,917
          7,713   FPL GROUP INCORPORATED                                                                                   453,833
          1,473   GAMESA CORPORATION TECNOLOGICA SA                                                                         58,713
          1,401   GAS NATURAL SDG SA                                                                                        74,585
         10,399   GREAT PLAINS ENERGY INCORPORATED                                                                         294,708
          3,032   GRUPO ELEKTRA SA DE CV                                                                                    60,156
         28,900   GUANGDONG ELECTRIC POWER DEVELOPMENT COMPANY                                                              28,538
         30,513   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                              639,858
          4,200   HOKURIKU ELECTRIC POWER COMPANY                                                                           85,059
         42,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                      211,128
         68,000   HUADIAN POWER INTERNATIONAL COMPANY                                                                       39,155
        204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                 234,671
          9,655   IBERDROLA SA                                                                                             535,333
         16,326   IDACORP INCORPORATED                                                                                     530,105
          9,768   INTEGRYS ENERGY GROUP INCORPORATED                                                                       490,061
         14,309   INTERNATIONAL POWER PLC                                                                                  116,700
         19,100   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                               446,200
          2,782   KELDA GROUP PLC                                                                                           48,912
          9,625   KOREA ELECTRIC POWER CORPORATION                                                                         429,807
          1,080   KOREA GAS CORPORATION                                                                                     66,184
          9,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               264,194
          1,125   LINDE AG                                                                                                 132,028
         21,773   MDU RESOURCES GROUP INCORPORATED                                                                         588,960
          9,203   NATIONAL FUEL GAS COMPANY                                                                                408,061
          5,479   NICOR INCORPORATED<<                                                                                     227,707
         35,383   NISOURCE INCORPORATED                                                                                    666,616
         19,799   NORTHEAST UTILITIES                                                                                      547,442
         10,071   NORTHWEST NATURAL GAS COMPANY                                                                            467,899
         13,917   NSTAR                                                                                                    456,060
         11,588   OGE ENERGY CORPORATION<<                                                                                 390,747
         13,193   ONEOK INCORPORATED<<                                                                                     618,092
         48,000   OSAKA GAS COMPANY LIMITED                                                                                178,254
          3,548   PENNON GROUP PLC                                                                                          43,029
         24,888   PEPCO HOLDINGS INCORPORATED                                                                              693,877
         55,500   PERUSAHAAN GAS NEGARA PT                                                                                  60,583
         76,900   PETRONAS GAS BHD                                                                                         232,797
          7,165   PG&E CORPORATION                                                                                         318,843
         26,837   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                              708,497
         12,448   PINNACLE WEST CAPITAL CORPORATION                                                                        495,928
         26,184   PNM RESOURCES INCORPORATED<<                                                                             605,374
        187,000   PNOC ENERGY DEVELOPMENT CORPORATION+                                                                      26,117
          7,866   PPL CORPORATION                                                                                          379,613
          4,929   PROGRESS ENERGY INCORPORATED<<                                                                           226,143

100 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          1,150   PUBLIC POWER CORPORATION SA                                                                      $        35,875
          5,251   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             446,282
         15,366   PUGET ENERGY INCORPORATED                                                                                358,489
            528   Q-CELLS AG+                                                                                               46,752
         18,689   QUESTAR CORPORATION<<                                                                                    933,889
        114,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                            152,811
          1,092   RED ELECTRICA DE ESPANA                                                                                   49,120
         44,273   RELIANT ENERGY INCORPORATED+<<                                                                         1,129,404
          2,142   RENEWABLE ENERGY CORPORATION AS+                                                                          81,105
         22,291   REPUBLIC SERVICES INCORPORATED                                                                           693,027
          4,720   RWE AG                                                                                                   530,717
            138   SAMCHULLY COMPANY LIMITED                                                                                 32,209
         13,583   SCANA CORPORATION                                                                                        521,316
          8,265   SCOTTISH & SOUTHERN ENERGY PLC                                                                           236,300
          4,509   SEMPRA ENERGY                                                                                            248,130
          2,352   SEVERN TRENT PLC                                                                                          64,731
          4,800   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                              123,327
         27,748   SIERRA PACIFIC RESOURCES                                                                                 425,099
         15,638   SOUTHERN COMPANY                                                                                         554,993
         12,899   SOUTHERN UNION COMPANY                                                                                   385,035
         15,762   SOUTHWEST GAS CORPORATION                                                                                457,256
         12,729   SPECTRA ENERGY CORPORATION                                                                               295,949
          9,473   STERICYCLE INCORPORATED+                                                                                 472,703
         27,174   TECO ENERGY INCORPORATED<<                                                                               430,436
         72,200   TENAGA NASIONAL BHD+                                                                                     205,166
         12,888   TERNA SPA                                                                                                 45,560
          5,700   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                          113,222
            400   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                           24,320
         14,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                               343,864
         31,100   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                816,513
         68,000   TOKYO GAS COMPANY LIMITED                                                                                337,680
          7,429   TRACTEBEL ENERGIA SA                                                                                      85,006
          2,000   TRANSALTA CORPORATION                                                                                     56,629
          2,643   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                     23,622
         40,302   UGI CORPORATION                                                                                        1,029,716
          1,447   UNION FENOSA SA                                                                                           79,064
         13,339   UNISOURCE ENERGY CORPORATION<<                                                                           395,101
          8,414   UNITED UTILITIES PLC                                                                                     117,396
         28,898   VECTREN CORPORATION                                                                                      788,915
          3,731   VEOLIA ENVIRONNEMENT                                                                                     286,046
            294   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                   14,590
         18,173   WASTE CONNECTIONS INCORPORATED+<<                                                                        552,823
         10,653   WASTE MANAGEMENT INCORPORATED                                                                            401,299
         18,495   WGL HOLDINGS INCORPORATED<<                                                                              608,301
         15,102   WISCONSIN ENERGY CORPORATION                                                                             669,170
          2,000   WOONGJIN COWAY COMPANY LIMITED                                                                            62,880
         53,338   XCEL ENERGY INCORPORATED                                                                               1,099,296

                                                                                                                        55,802,067
                                                                                                                   ---------------
   ELECTRICAL PRODUCTS: 0.00%
          9,450   INVENTEC APPLIANCES CORPORATION                                                                           19,129
                                                                                                                   ---------------
   ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.61%
         98,455   ACER INCORPORATED                                                                                        172,744
         11,403   ACTEL CORPORATION+                                                                                       128,284

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 101


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,539   ACUITY BRANDS INCORPORATED                                                                       $       606,259
         54,625   ADAPTEC INCORPORATED+                                                                                    203,751
         58,580   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   761,540
        174,485   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                         172,635
          3,700   ADVANTEST CORPORATION                                                                                    136,126
          1,171   AIXTRON AG+                                                                                                9,667
         42,534   ALCO HOLDINGS LIMITED                                                                                     26,183
          7,800   ALPINE ELECTRONICS INCORPORATED                                                                          125,296
          8,900   ALPS ELECTRIC COMPANY LIMITED                                                                            104,457
         38,516   ALTERA CORPORATION                                                                                       917,066
         12,248   AMETEK INCORPORATED                                                                                      489,798
         38,314   AMKOR TECHNOLOGY INCORPORATED+                                                                           441,377
         18,950   AMPHENOL CORPORATION CLASS A                                                                             684,285
          8,721   ANALOG DEVICES INCORPORATED                                                                              321,630
         19,192   ANDREW CORPORATION+                                                                                      270,223
          9,000   ANRITSU CORPORATION                                                                                       39,485
          3,169   ARCELIK A.S.                                                                                              22,309
         35,433   ARM HOLDINGS PLC                                                                                         105,198
          5,050   ASIA OPTICAL COMPANY INCORPORATED                                                                         18,746
          4,000   ASM PACIFIC TECHNOLOGY                                                                                    35,472
        134,367   ASUSTEK COMPUTER INCORPORATED                                                                            401,064
         10,486   ATMI INCORPORATED+                                                                                       316,258
             14   AXELL CORPORATION                                                                                         30,953
             82   BANG & OLUFSEN AS                                                                                          8,922
        235,000   BANK OF COMMUNICATIONS LIMITED                                                                           264,003
             99   BARCO NV                                                                                                   9,390
         12,746   BROADCOM CORPORATION CLASS A+                                                                            439,737
         14,000   BROTHER INDUSTRIES LIMITED                                                                               178,703
          6,000   BYD COMPANY LIMITED                                                                                       43,359
         15,764   C-COR INCORPORATED+                                                                                      181,444
          2,400   CANON ELECTRONICS INCORPORATED                                                                            64,876
         28,600   CANON INCORPORATED                                                                                     1,635,133
              7   CANON INCORPORATED ADR                                                                                       400
          7,738   CELESTICA INCORPORATED+                                                                                   46,196
          6,678   CERADYNE INCORPORATED+<<                                                                                 482,686
             82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                               569
         14,926   CHECKPOINT SYSTEMS INCORPORATED+                                                                         415,689
         16,800   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              41,084
        172,280   CHI MEI OPTOELECTRONICS CORPORATION                                                                      174,368
          1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                           44,304
        269,000   CHUNGHWA PICTURE TUBES LIMITED+                                                                           69,125
         11,567   CIA ENERGETICA DE MINAS GERAIS+                                                                          221,460
         22,881   CIENA CORPORATION+<<                                                                                     866,732
        168,349   CISCO SYSTEMS INCORPORATED+                                                                            5,373,700
            300   CMK CORPORATION                                                                                            3,104
        174,535   CONEXANT SYSTEMS INCORPORATED+<<                                                                         195,479
         22,800   COOPER INDUSTRIES LIMITED CLASS A                                                                      1,166,676
          2,000   CORONA CORPORATION                                                                                        31,091
          9,690   CYMER INCORPORATED+                                                                                      384,112
         16,000   DAIDO STEEL COMPANY LIMITED                                                                              134,036
          5,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                            34,977
          6,000   DAISHINKU CORPORATION                                                                                     39,900
         22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                          14,030
          5,109   DIONEX CORPORATION+<<                                                                                    370,045
          1,900   EIZO NANAO CORPORATION                                                                                    63,011

102 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,508   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                    $       272,625
         19,642   ELECTROCOMPONENTS PLC                                                                                    100,295
          2,135   ELECTROLUX AB CLASS B                                                                                     47,820
         43,000   ELITEGROUP COMPUTER SYSTEMS                                                                               27,950
         21,717   ENERGIAS DE PORTUGAL SA                                                                                  119,223
          5,995   ENERGIZER HOLDINGS INCORPORATED+<<                                                                       635,050
          3,900   ENPLAS CORPORATION                                                                                        56,282
         18,345   EPISTAR CORPORATION                                                                                       86,167
          8,239   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                     35,704
         16,507   EXAR CORPORATION+<<                                                                                      220,203
          4,400   FANUC LIMITED                                                                                            428,258
         10,198   FARADAY TECHNOLOGY CORPORATION                                                                            33,376
         79,183   FLEXTRONICS INTERNATIONAL LIMITED+                                                                       901,894
          2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                           37,641
          1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                            44,045
          5,600   FUTABA CORPORATION CHIBA                                                                                 124,294
         93,174   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+<<                                                           568,361
        217,207   GENERAL ELECTRIC COMPANY                                                                               8,442,836
          2,445   GENLYTE GROUP INCORPORATED+                                                                              177,434
         18,837   GENTEX CORPORATION                                                                                       377,493
          1,963   GN STORE NORD                                                                                             19,295
         37,733   GRAFTECH INTERNATIONAL LIMITED+                                                                          633,537
         25,000   GS YUASA CORPORATION                                                                                      61,318
          4,300   HAMAMATSU PHOTONICS                                                                                      131,091
        194,800   HANA MICROELECTRONICS PCL                                                                                135,128
        130,000   HANNSTAR DISPLAY CORPORATION+                                                                             35,021
          6,964   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             789,648
         30,171   HARMONIC INCORPORATED+                                                                                   300,805
         14,567   HARRIS CORPORATION                                                                                       886,111
          8,647   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                            147,950
            900   HIOKI EE CORPORATION                                                                                      17,605
            800   HIROSE ELECTRIC COMPANY LIMITED                                                                           96,450
          3,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                              88,246
          3,600   HORIBA LIMITED                                                                                           146,127
          6,700   HOSIDEN CORPORATION                                                                                       96,458
         10,083   HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                    232,010
         12,327   HYNIX SEMICONDUCTOR INCORPORATED+                                                                        443,394
          1,994   IBERDROLA SA ADR+                                                                                        107,197
          3,600   IBIDEN COMPANY LIMITED                                                                                   306,244
         12,954   IMATION CORPORATION                                                                                      376,832
            510   INDESIT COMPANY SPA                                                                                       10,532
         10,290   INFINEON TECHNOLOGIES AG                                                                                 160,524
         90,466   INNOLUX DISPLAY CORPORATION+                                                                             381,054
         95,400   INOTERA MEMORIES INCORPORATED                                                                             95,255
        160,834   INTEL CORPORATION                                                                                      4,141,476
         12,629   INTERDIGITAL INCORPORATED+<<                                                                             291,856
          7,248   INTERNATIONAL RECTIFIER CORPORATION+                                                                     249,404
         17,179   INTERSIL CORPORATION CLASS A                                                                             572,404
         19,013   JABIL CIRCUIT INCORPORATED                                                                               422,089
         24,369   JDS UNIPHASE CORPORATION+<<                                                                              354,813
          7,000   JUKI CORPORATION                                                                                          63,598
         32,843   KEMET CORPORATION+                                                                                       226,617
         19,000   KENWOOD CORPORATION                                                                                       27,731
          2,295   KESA ELECTRICALS PLC                                                                                      14,298
          1,100   KEYENCE CORPORATION                                                                                      244,054

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 103


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         16,500   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                       $        57,000
          5,138   KLA-TENCOR CORPORATION                                                                                   295,281
          3,700   KOA CORPORATION                                                                                           51,670
         11,456   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                       451,480
          3,147   KONTRON AG                                                                                                64,476
          2,324   KUDELSKI SA                                                                                               72,475
          4,100   KYOCERA CORPORATION                                                                                      375,335
         13,612   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,340,918
          7,493   LAIRD GROUP PLC                                                                                           87,474
         50,241   LATTICE SEMICONDUCTOR CORPORATION+                                                                       250,703
            308   LEGRAND SA                                                                                                10,934
          3,475   LG ELECTRONICS INCORPORATED                                                                              266,652
         10,897   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                   783,930
          7,182   LINEAR TECHNOLOGY CORPORATION<<                                                                          244,116
          5,278   LITTELFUSE INCORPORATED+                                                                                 176,285
          1,340   LS CABLE LIMITED                                                                                         137,670
          1,420   LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                     81,268
            800   MABUCHI MOTOR COMPANY LIMITED                                                                             52,094
         69,000   MACRONIX INTERNATIONAL+                                                                                   42,864
          5,701   MAKITA CORPORATION                                                                                       220,576
          8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                              22,486
          3,800   MARUBUN CORPORATION                                                                                       44,140
         11,226   MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                      186,015
          8,495   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   254,935
         37,450   MEDIATEK INCORPORATED                                                                                    635,515
            187   MELEXIS NV                                                                                                 3,169
          4,478   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  275,039
         16,421   METHODE ELECTRONICS INCORPORATED                                                                         237,119
         36,032   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                  37,288
         98,400   MICRON TECHNOLOGY INCORPORATED+<<                                                                      1,126,680
          1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                           18,685
         17,435   MICROSEMI CORPORATION+<<                                                                                 442,152
          3,300   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                             81,795
         14,000   MINEBEA COMPANY LIMITED                                                                                   85,482
              5   MINEBEA COMPANY LIMITED ADR                                                                                   61
          1,300   MITSUMI ELECTRIC COMPANY LIMITED                                                                          48,951
          9,479   MOLEX INCORPORATED CLASS A                                                                               236,027
          9,850   MOOG INCORPORATED CLASS A+<<                                                                             419,315
         26,780   MOSEL VITELIC INCORPORATED                                                                                31,771
         63,628   MOTOROLA INCORPORATED                                                                                  1,078,495
         38,012   MRV COMMUNICATIONS INCORPORATED+<<                                                                        95,790
          4,700   MURATA MANUFACTURING COMPANY LIMITED                                                                     329,597
          5,000   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                  32,500
         86,516   NANYA TECHNOLOGY CORPORATION                                                                              63,707
         28,203   NATIONAL GRID PLC                                                                                        422,218
         34,086   NATIONAL SEMICONDUCTOR CORPORATION                                                                       897,144
         46,000   NEC CORPORATION                                                                                          217,307
          8,000   NEC TOKIN CORPORATION                                                                                     28,051
          9,735   NETWORK APPLIANCE INCORPORATED+                                                                          271,217
            255   NEXANS SA                                                                                                 41,226
         11,000   NGK INSULATORS LIMITED                                                                                   363,848
          1,700   NICHICON CORPORATION                                                                                      22,272
          7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                       40,021
            300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                         17,566
          2,600   NINTENDO COMPANY LIMITED                                                                               1,205,804

104 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,000   NIPPON CARBON COMPANY LIMITED                                                                    $        66,690
          3,000   NIPPON CHEMI-CON CORPORATION                                                                              29,692
          8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                           31,851
         41,313   NOKIA OYJ                                                                                              1,360,254
         21,420   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                              86,328
             25   NTT DATA CORPORATION                                                                                     120,909
         39,463   NVIDIA CORPORATION+                                                                                    2,018,927
            271   OC OERLIKON CORPORATION AG+                                                                               87,202
         34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                     60,782
         14,010   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  292,389
          5,204   OMRON CORPORATION                                                                                        137,976
         30,945   ON SEMICONDUCTOR CORPORATION+<<                                                                          362,675
          1,000   ONEX CORPORATION                                                                                          32,765
         27,820   OPENWAVE SYSTEMS INCORPORATED+<<                                                                         125,746
          2,730   OPTEX COMPANY LIMITED                                                                                     55,288
         10,398   PAN-INTERNATIONAL INDUSTRIAL+                                                                             33,715
          4,523   PARK ELECTROCHEMICAL CORPORATION                                                                         133,700
          4,994   PERLOS OYJ                                                                                                34,560
            107   PHOENIX MECANO AG                                                                                         46,645
         22,109   PHOENIX PRECISION TECHNOLOGY CORPORATION+                                                                 25,593
         17,603   PHOTRONICS INCORPORATED+                                                                                 203,843
         17,588   PLANTRONICS INCORPORATED<<                                                                               499,499
         79,940   PMC-SIERRA INCORPORATED+<<                                                                               613,939
         24,463   POWER-ONE INCORPORATED+<<                                                                                106,659
         21,850   POWERTECH TECHNOLOGY INCORPORATED                                                                         87,731
         42,195   POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                                   289,036
         18,366   PREMIER FARNELL PLC                                                                                       67,395
         45,697   QUALCOMM INCORPORATED                                                                                  1,822,853
         11,735   RAMBUS INCORPORATED+                                                                                     176,964
         17,850   REALTEK SEMICONDUCTOR CORPORATION                                                                         87,357
          8,586   REGAL-BELOIT CORPORATION                                                                                 433,679
          4,959   RESEARCH IN MOTION LIMITED+                                                                              423,628
          7,040   REUNERT LIMITED                                                                                           65,876
         71,044   RF MICRO DEVICES INCORPORATED+<<                                                                         422,712
          3,450   RICHTEK TECHNOLOGY CORPORATION                                                                            37,845
         16,565   RICOH COMPANY LIMITED                                                                                    366,235
         18,250   ROCKWELL COLLINS INCORPORATED                                                                          1,256,878
          2,400   ROHM COMPANY LIMITED                                                                                     213,697
            700   RYOSAN COMPANY LIMITED                                                                                    18,499
          2,600   SAFRAN SA                                                                                                 61,380
          2,380   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                131,644
          4,610   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    2,903,666
          1,516   SAMSUNG SDI COMPANY LIMITED                                                                               99,688
          2,400   SAMSUNG TECHWIN COMPANY LIMITED                                                                          173,420
          7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                           48,545
         66,164   SANMINA-SCI CORPORATION+                                                                                 151,516
          9,000   SANSHIN ELECTRONICS COMPANY LIMITED                                                                      127,084
          6,000   SANYO DENKI COMPANY LIMITED                                                                               34,303
         11,418   SANYO ELECTRIC COMPANY LIMITED<<                                                                          88,653
          6,500   SECOM COMPANY LIMITED                                                                                    315,485
          5,800   SEIKO EPSON CORPORATION                                                                                  151,274
        344,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                    40,145
         27,038   SEMTECH CORPORATION+<<                                                                                   482,358
         25,000   SHARP CORPORATION                                                                                        435,055
          9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                         37,153

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 105


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          2,200   SHINKAWA LIMITED                                                                                 $        42,655
          3,100   SHINKO ELECTRIC INDUSTRIES                                                                                68,672
         21,615   SILICON IMAGE INCORPORATED+                                                                              124,935
         49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                    24,055
         14,485   SILICON LABORATORIES INCORPORATED+<<                                                                     534,786
         27,560   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                  85,987
        141,213   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                   419,403
         60,715   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                       479,041
          3,647   SMITHS GROUP PLC                                                                                          72,577
         11,000   SMK CORPORATION                                                                                           82,080
         22,794   SONY CORPORATION                                                                                       1,098,459
          1,237   SPECTRIS PLC                                                                                              22,210
          2,000   STAR MICRONICS COMPANY LIMITED                                                                            57,691
         13,769   STMICROELECTRONICS NV                                                                                    239,524
          1,500   SUMIDA ELECTRIC CORPORATION                                                                               25,585
         11,564   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                        20,675
         25,000   TA-I TECHNOLOGY COMPANY LIMITED                                                                           38,636
          1,040   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                      49,877
          7,000   TAIYO YUDEN COMPANY LIMITED                                                                              140,254
         16,000   TAMURA CORPORATION                                                                                        77,243
          1,100   TANBERG ASA                                                                                               23,962
        160,000   TATUNG COMPANY LIMITED+                                                                                   75,152
        618,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                               38,042
             80   TDK CORPORATION                                                                                            6,840
         45,000   TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                               25,227
         23,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                            101,900
         10,482   TELEFLEX INCORPORATED<<                                                                                  815,185
          3,703   TELEFONICA O2 CZECH REPUBLIC A.S.                                                                        110,495
            136   TELENT PLC+                                                                                                1,337
         51,464   TELLABS INCORPORATED+                                                                                    542,945
         12,633   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                     462,747
         39,910   TEXAS INSTRUMENTS INCORPORATED                                                                         1,366,518
          6,080   THOMAS & BETTS CORPORATION+                                                                              336,771
         10,000   TOA CORPORATION                                                                                           80,231
         14,000   TOKO INCORPORATED                                                                                         34,096
          3,600   TOKYO ELECTRON LIMITED                                                                                   257,432
         29,000   TOKYO ROPE MANUFACTURING                                                                                  53,096
            800   TOKYO SEIMITSU COMPANY LIMITED                                                                            23,974
         23,000   TOSHIBA TEC CORPORATION                                                                                  139,442
         15,000   TRANSCEND INFORMATION INCORPORATED                                                                        56,364
         14,592   TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                     214,940
         17,100   TRIPOD TECHNOLOGY CORPORATION                                                                             70,472
         59,876   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     264,053
         64,000   TRULY INTERNATIONAL                                                                                      117,697
         10,066   TYCO ELECTRONICS LIMITED+                                                                                351,001
            800   ULVAC INCORPORATED                                                                                        30,193
         24,272   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,350,251
          5,000   VENTURE CORPORATION LIMITED                                                                               51,169
         53,000   VIA TECHNOLOGIES INCORPORATED+                                                                            37,903
          8,000   VICTOR COMPANY OF JAPAN LIMITED                                                                           19,276
         24,282   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     321,251
              8   WACOM COMPANY LIMITED                                                                                     15,891
        134,000   WALSIN LIHWA CORPORATION+                                                                                 65,782
         33,024   WESTAR ENERGY INCORPORATED                                                                               802,153
         75,000   WINDBOND ELECTRONICS CORPORATION+                                                                         22,568

106 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         37,000   WINTEK CORPORATION                                                                               $        42,382
         40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                                      7,224
         57,000   YAGEO CORPORATION+                                                                                        21,850
          5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                      33,682
          5,000   YASKAWA ELECTRIC CORPORATION                                                                              61,102
          9,700   YOKOGAWA ELECTRIC CORPORATION                                                                            120,381
          3,200   YOKOWO COMPANY LIMITED                                                                                    30,068

                                                                                                                        88,885,630
                                                                                                                   ---------------
ELECTRONICS: 0.00%
          4,008   CARPHONE WAREHOUSE PLC                                                                                    27,557
                                                                                                                   ---------------
ENERGY: 0.00%
            840   SOLARWORLD AG                                                                                             41,423
                                                                                                                   ---------------
ENGINEERING CONSTRUCTION: 0.00%
          1,642   AKER KVAERNER ASA                                                                                         41,261
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.16%
         16,137   ACCENTURE LIMITED CLASS A                                                                                665,006
          1,973   ACERGY SA+                                                                                                52,117
         12,905   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   632,732
         29,996   APPLERA CORPORATION+<<                                                                                   395,047
         13,076   AVENG LIMITED                                                                                             96,897
         75,562   BEARINGPOINT INCORPORATED+<<                                                                             443,549
         58,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                             94,316
          2,621   BOUYGUES SA                                                                                              206,408
         10,415   CELGENE CORPORATION+                                                                                     668,747
          7,132   CEPHALON INCORPORATED+<<                                                                                 535,257
          3,000   CHIYODA CORPORATION                                                                                       51,637
         11,342   CORE LABORATORIES NV+<<                                                                                1,271,438
          3,858   CORPORATE EXECUTIVE BOARD COMPANY                                                                        262,460
         13,710   CV THERAPEUTICS INCORPORATED+<<                                                                          132,439
          6,118   DOWNER EDI LIMITED                                                                                        32,447
          9,530   FLUOR CORPORATION                                                                                      1,211,740
         13,989   GEN-PROBE INCORPORATED+                                                                                  895,576
            281   IMTECH NV                                                                                                 24,709
         34,785   INCYTE CORPORATION+                                                                                      203,144
         12,834   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 848,199
          1,900   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                    38,084
         50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                            36,989
          1,985   MONADELPHOUS GROUP LIMITED                                                                                21,932
          6,210   MOODY'S CORPORATION                                                                                      284,729
         11,537   MYRIAD GENETICS INCORPORATED+<<                                                                          507,167
         12,688   NAVIGANT CONSULTING INCORPORATED+<<                                                                      223,943
          9,094   PAYCHEX INCORPORATED                                                                                     404,046
         11,981   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          419,694
        244,400   POWER LINE ENGINEERING PCL                                                                                40,959
          3,721   QUEST DIAGNOSTICS INCORPORATED<<                                                                         203,725
         16,749   REGENERON PHARMACEUTICAL INCORPORATED+                                                                   325,936
         12,672   RESOURCES GLOBAL PROFESSIONALS+<<                                                                        380,160
          1,360   SAMSUNG ENGINEERING COMPANY LIMITED                                                                      156,538
          1,500   SNC-LAVALIN GROUP INCORPORATED                                                                            58,807
        391,200   SOLARTRON PCL                                                                                             31,013
         21,493   TETRA TECH INCORPORATED+                                                                                 421,263
          2,796   TRANSFIELD SERVICES LIMITED                                                                               30,047

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 107


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     20,000  TRANSMILE GROUP BHD                                                                                   $        19,192
      7,668  WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                                  649,480
     11,388  WATSON WYATT & COMPANY HOLDINGS<<                                                                             538,766

                                                                                                                        13,516,335
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.57%
      5,622  ACERINOX SA                                                                                                   141,377
      8,848  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                           931,783
     16,979  APTARGROUP INCORPORATED                                                                                       616,847
      3,200  ASSA ABLOY AB CLASS B                                                                                          66,223
     14,777  COMMERCIAL METALS COMPANY                                                                                     426,908
     46,763  ECM LIBRA BHD(a)                                                                                                    0
      3,200  FORTUNE BRANDS INCORPORATED                                                                                   265,888
        200  FP CORPORATION                                                                                                  6,788
        400  FUJI SEAL INTERNATIONAL INCORPORATED                                                                            8,343
        156  HOGANAS AB                                                                                                      4,467
      2,000  HULAMIN LIMITED+                                                                                                6,976
     89,000  KOBE STEEL LIMITED                                                                                            324,363
     26,936  NAMPAK LIMITED                                                                                                 76,407
      5,150  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                          238,909
     41,000  NISSHIN STEEL COMPANY LIMITED                                                                                 164,297
     14,000  NTN CORPORATION                                                                                               114,742
     28,766  SHAW GROUP INCORPORATED+<<                                                                                  1,439,738
     15,622  SNAP-ON INCORPORATED                                                                                          765,166
      4,651  SSAB SVENSKT STAL AB CLASS A                                                                                  157,776
        750  SSAB SVENSKT STAL AB CLASS B                                                                                   23,485
    101,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                             512,022
     16,588  TASER INTERNATIONAL INCORPORATED+<<                                                                           237,374
      1,174  VOESTALPINE AG                                                                                                 95,973

                                                                                                                         6,625,852
                                                                                                                   ---------------

FINANCE & FINANCIAL SERVICES: 0.15%
    636,000  ASIA PLUS SECURITIES PCL                                                                                       69,328
      8,160  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                           16,964
      9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                    44,319
    806,000  CHINA CONSTRUCTION BANK                                                                                       674,970
     23,975  JANUS CAPITAL GROUP INCORPORATED<<                                                                            637,495
    848,000  KGI SECURITIES COMPANY LIMITED                                                                                 72,170
    231,400  KUALA LUMPUR CITY CORPORATION BHD                                                                              63,112
      8,500  NIKKO CORDIAL CORPORATION                                                                                     109,673
         47  SBI E*TRADE SECURITIES COMPANY LIMITED                                                                         42,214

                                                                                                                         1,730,245
                                                                                                                   ---------------

FINANCIAL: 0.00%
        694  LONDON STOCK EXCHANGE GROUP PLC                                                                                19,114
                                                                                                                   ---------------

FINANCIAL SERVICES: 0.32%
    186,000  AYALA LAND INCORPORATED                                                                                        57,950
     37,416  BANK HAPOALIM LIMITED                                                                                         176,054
     13,732  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                   249,510
    221,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                 166,085
      4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                                               33,578
     21,850  ING GROEP NV                                                                                                  878,667
     12,640  KOOKMIN BANK                                                                                                1,021,115
      2,699  LG CARD COMPANY LIMITED+                                                                                      137,496

108 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FINANCIAL SERVICES (continued)
     13,399  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                               $       816,821
      8,090  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                        184,079
        225  ZURICH FINANCIAL SERVICES AG                                                                                   64,351

                                                                                                                         3,785,706
                                                                                                                   ---------------

FISHING, HUNTING & TRAPPING: 0.00%
     25,200  MARINE HARVEST+                                                                                                29,565
      4,900  NIPPON SUISAN KAISHA LIMITED                                                                                   22,344

                                                                                                                            51,909
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 2.50%
     13,000  AJINOMOTO COMPANY INCORPORATED                                                                                164,479
     31,963  ALICORP SA                                                                                                     27,816
     15,236  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                         752,658
     10,800  ASAHI BREWERIES LIMITED                                                                                       160,149
      5,000  ASIA PACIFIC BREWERIES LIMITED                                                                                 43,953
      3,633  ASSOCIATED BRITISH FOODS PLC                                                                                   63,252
     14,058  BIDVEST GROUP LIMITED                                                                                         273,923
        439  BIM BIRLESIK MAGAZALAR AS+                                                                                     32,256
     20,351  CADBURY SCHWEPPES PLC                                                                                         240,452
        300  CARLSBERG AS                                                                                                   40,379
     19,000  CHINA MENGNIU DAIRY COMPANY                                                                                    71,637
      4,944  CIA CERVECERIAS UNIDAS SA                                                                                      36,107
        896  CJ CORPORATION                                                                                                118,410
     22,889  COCA-COLA AMATIL LIMITED                                                                                      178,156
     44,833  COCA-COLA COMPANY                                                                                           2,411,119
     11,500  COCA-COLA FEMSA SAB DE CV                                                                                      46,342
      1,110  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                         52,863
      1,500  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                           33,228
     19,123  COMPASS GROUP PLC                                                                                             125,309
     11,614  CONAGRA FOODS INCORPORATED                                                                                    298,596
     27,113  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                  655,592
     28,416  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                    1,284,403
      3,014  COSAN SA INDUSTRIA E COMERCIO+                                                                                 34,242
        500  DANISCO AS                                                                                                     36,758
     25,742  DEL MONTE FOODS COMPANY                                                                                       271,321
     27,332  DIAGEO PLC                                                                                                    583,596
      6,288  DISTELL GROUP LIMITED                                                                                          55,492
      7,326  EMBOTELLADORA ANDINA SA                                                                                        23,010
      2,000  EZAKI GLICO COMPANY LIMITED                                                                                    19,639
     22,378  FLOWERS FOODS INCORPORATED                                                                                    461,882
     44,314  FOSTER'S GROUP LIMITED                                                                                        229,219
      7,633  GENERAL MILLS INCORPORATED                                                                                    426,532
      1,518  GREENE KING PLC                                                                                                30,699
      5,034  GROUPE DANONE                                                                                                 383,406
     24,800  GRUPO BIMBO SAB DE CV                                                                                         146,107
     29,700  GRUPO MODELO SA DE CV                                                                                         144,422
      6,400  H.J. HEINZ COMPANY                                                                                            288,576
     19,374  HANSEN NATURAL CORPORATION+                                                                                   870,086
      1,067  HEINEKEN HOLDING NV                                                                                            58,475
     44,261  HERCULES INCORPORATED<<                                                                                       921,514
      3,889  HERSHEY COMPANY                                                                                               180,839
        473  HITE BREWERY COMPANY LIMITED                                                                                   61,753
      9,810  HORMEL FOODS CORPORATION                                                                                      349,530
      1,800  HOUSE FOODS CORPORATION                                                                                        29,334

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
        360  IAWS GROUP PLC                                                                                        $         7,062
     15,936  ILLOVO SUGAR LIMITED                                                                                           51,343
      1,923  INBEV NA                                                                                                      157,700
    582,500  INDOFOOD SUKSES MAKMUR TBK PT                                                                                 115,383
     14,412  J SAINSBURY PLC                                                                                               160,982
    521,200  JG SUMMIT HOLDINGS                                                                                            109,750
      7,194  JM SMUCKER COMPANY                                                                                            395,742
      1,800  KAGOME COMPANY LIMITED                                                                                         32,023
      1,361  KERRY GROUP PLC                                                                                                33,094
      4,000  KIKKOMAN CORPORATION                                                                                           54,098
     22,000  KIRIN BREWERY COMPANY LIMITED                                                                                 274,169
     33,546  KRAFT FOODS INCORPORATED CLASS A                                                                            1,075,485
      7,518  LANCASTER COLONY CORPORATION                                                                                  305,757
          1  LINDT & SPRUENGLI AG                                                                                           31,752
      5,266  LION NATHAN LIMITED                                                                                            39,522
         24  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                        36,960
         38  LOTTE CONFECTIONERY COMPANY LIMITED                                                                            64,798
        836  MARTSON PLC                                                                                                     6,283
     13,662  MCCORMICK & COMPANY INCORPORATED                                                                              489,646
      7,000  MEIJI DAIRIES CORPORATION                                                                                      38,933
      7,000  MEIJI SEIKA KAISHA LIMITED                                                                                     32,585
      9,968  MOLSON COORS BREWING COMPANY                                                                                  891,737
         25  NAMYANG DAIRY PRODUCTS COMPANY LIMITED                                                                         26,244
      4,263  NESTLE SA                                                                                                   1,853,095
          6  NESTLE SA ADR                                                                                                     652
      6,000  NICHIREI CORPORATION                                                                                           28,137
      5,000  NIPPON MEAT PACKERS INCORPORATED                                                                               54,107
      5,000  NISSHIN SEIFUN GROUP INCORPORATED                                                                              45,816
      2,100  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                           66,742
        131  NONG SHIM COMPANY LIMITED                                                                                      33,507
     24,790  NORTHERN FOODS PLC                                                                                             51,107
      3,883  NORTHUMBRIAN WATER GROUP PLC                                                                                   27,069
        179  ORION CORPORATION                                                                                              48,456
     15,686  PARMALAT SPA+                                                                                                  56,626
     16,242  PEPSI BOTTLING GROUP INCORPORATED                                                                             561,811
      8,665  PEPSIAMERICAS INCORPORATED                                                                                    256,484
     45,223  PEPSICO INCORPORATED                                                                                        3,076,521
        838  PERNOD-RICARD                                                                                                 176,322
     32,700  PPB GROUP BHD                                                                                                  67,707
      2,800  QP CORPORATION                                                                                                 26,092
      7,331  RALCORP HOLDINGS INCORPORATED+<<                                                                              452,982
      1,720  ROYAL NUMICO NV                                                                                               126,502
        467  SAMYANG CORPORATION                                                                                            36,383
    265,700  SAN MIGUEL CORPORATION+                                                                                       391,071
        695  SAPUTO INCORPORATED                                                                                            33,401
     15,200  SARA LEE CORPORATION                                                                                          252,624
     11,116  SCOTTISH & NEWCASTLE PLC                                                                                      138,734
     16,176  SMITHFIELD FOODS INCORPORATED+<<                                                                              529,440
      1,011  SODEXHO ALLIANCE SA                                                                                            66,631
      5,133  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+                                                                   183,505
      4,940  TATE & LYLE PLC                                                                                                56,226
    205,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                           34,293
      7,423  TIGER BRANDS LIMITED                                                                                          194,706
     72,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                   103,416
      1,910  TONGAAT-HULETT                                                                                                 26,755

110 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
      2,000  TOYO SUISAN KAISHA LIMITED                                                                            $        34,977
     11,656  TREEHOUSE FOODS INCORPORATED+                                                                                 313,780
      8,000  TSINGTAO BREWERY COMPANY LIMITED                                                                               27,906
     36,626  TYSON FOODS INCORPORATED CLASS A                                                                              789,290
      1,900  UNICHARM PETCARE CORPORATION                                                                                   79,584
     17,864  UNILEVER NV                                                                                                   545,839
     13,943  UNILEVER PLC                                                                                                  439,400
     18,387  VINA CONCHA Y TORO SA                                                                                          43,883
     25,300  WILLIAM MORRISON SUPERMARKETS PLC                                                                             146,019
     58,930  WILMAR INTERNATIONAL LIMITED+                                                                                 121,390
      5,900  WM. WRIGLEY JR. COMPANY<<                                                                                     343,675
      3,200  YAKULT HONSHA COMPANY LIMITED                                                                                  73,651
      3,000  YAMAZAKI BAKING COMPANY LIMITED                                                                                22,489
      8,300  YANTAI CHANGYU PIONEER WINE COMPANY CLASS B                                                                    48,325

                                                                                                                        29,235,687
                                                                                                                   ---------------

FOOD STORES: 0.58%
        400  ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                                   8,220
    277,000  C.P. SEVEN ELEVEN PCL                                                                                          88,001
      4,000  CAFE DE CORAL HOLDINGS LIMITED                                                                                  7,407
      5,787  CARREFOUR SA                                                                                                  404,967
        557  CASINO GUICHARD PERRACHON SA                                                                                   54,996
        129  COLRUYT SA                                                                                                     27,518
        976  DELHAIZE GROUP                                                                                                 95,449
    107,244  DISTRIBUCION Y SERVICIO D&S SA                                                                                 52,931
        500  GEORGE WESTON LIMITED                                                                                          33,902
    138,600  JOLLIBEE FOODS CORPORATION                                                                                    162,306
      2,100  KAPPA CREATE COMPANY LIMITED                                                                                   32,954
      3,000  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                         55,834
        700  KESKO OYJ                                                                                                      41,032
     11,463  KONINKLIJKE AHOLD NV+                                                                                         153,034
     14,859  KROGER COMPANY                                                                                                394,952
     50,000  LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                                                   67,969
      1,000  LOBLAW COMPANIES LIMITED                                                                                       42,756
        432  LUMINAR PLC                                                                                                     6,171
      6,800  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                   115,692
      2,930  METRO AG                                                                                                      253,852
      3,259  MIGROS TURK TAS                                                                                                54,160
      4,400  MINISTOP COMPANY LIMITED                                                                                       76,760
      5,500  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                 74,765
      7,911  PANERA BREAD COMPANY+<<                                                                                       346,027
      2,000  PLENUS COMPANY LIMITED                                                                                         32,973
     24,000  PRESIDENT CHAIN STORE CORPORATION                                                                              62,327
    158,086  RIPLEY CORPORATION SA+                                                                                        212,190
      8,516  SAFEWAY INCORPORATED                                                                                          270,213
     16,380  SEVEN & I HOLDINGS COMPANY LIMITED                                                                            437,121
     15,870  SHOPRITE HOLDINGS LIMTIED                                                                                      75,807
     20,070  STARBUCKS CORPORATION+                                                                                        552,929
     83,341  TESCO PLC                                                                                                     714,155
      5,602  THE PANTRY INCORPORATED+<<                                                                                    186,715
      7,319  THE SPAR GROUP LIMITED                                                                                         53,508
     15,263  WHOLE FOODS MARKET INCORPORATED<<                                                                             675,540
     29,031  WOOLWORTHS LIMITED                                                                                            710,913
      2,300  YAOKO COMPANY LIMITED                                                                                          58,796
         37  YOSHINOYA D&C COMPANY LIMITED                                                                                  59,755

                                                                                                                         6,754,597
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOTWEAR: 0.11%
      4,000  ASICS CORPORATION                                                                                     $        51,818
     20,351  CROCS INCORPORATED+<<                                                                                       1,201,523

                                                                                                                         1,253,341
                                                                                                                   ---------------

FORESTRY: 0.03%
      1,023  MONDI LIMITED+                                                                                                  9,797
      3,000  SUMITOMO FORESTING                                                                                             26,557
      4,224  WEYERHAEUSER COMPANY                                                                                          287,950

                                                                                                                           324,304
                                                                                                                   ---------------

FURNITURE & FIXTURES: 0.30%
      3,110  CERSANIT-KRASNYSTAW SA                                                                                         43,624
     11,437  ETHAN ALLEN INTERIORS INCORPORATED<<                                                                          384,283
     21,067  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                                 239,742
      6,237  HERMAN MILLER INCORPORATED                                                                                    180,998
     44,413  HOUSEWARES INTERNATIONAL LIMITED                                                                               83,605
      1,000  ITOKI CORPORATION                                                                                               6,702
      5,751  KINETIC CONCEPTS INCORPORATED+<<                                                                              345,693
     18,621  LA-Z-BOY INCORPORATED<<                                                                                       179,506
     22,452  LEGGETT & PLATT INCORPORATED<<                                                                                458,021
      7,078  MASCO CORPORATION                                                                                             184,170
     36,419  NEWELL RUBBERMAID INCORPORATED                                                                                939,246
      5,775  NOBIA AB                                                                                                       64,256
      1,000  OKAMURA CORPORATION                                                                                             7,937
      4,500  SANGETSU COMPANY LIMITED                                                                                       96,964
     12,223  SELECT COMFORT CORPORATION+<<                                                                                 209,624
      2,100  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                      27,839

                                                                                                                         3,452,210
                                                                                                                   ---------------

GAS DISTRIBUTION: 0.01%
      1,576  GAZ DE FRANCE                                                                                                  79,006
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES: 1.15%
     23,152  99 CENTS ONLY STORES+                                                                                         285,927
        747  ARCANDOR AG                                                                                                    20,352
      2,300  ASKUL CORPORATION                                                                                              46,977
      3,000  BELLUNA COMPANY LIMITED                                                                                        32,023
     33,600  BIG C SUPERCENTER PCL                                                                                          47,496
     14,809  BIG LOTS INCORPORATED+<<                                                                                      440,864
      9,285  BJ'S WHOLESALE CLUB INCORPORATED+                                                                             324,975
     18,576  CASEY'S GENERAL STORES INCORPORATED                                                                           526,815
      2,100  CAWACHI LIMITED                                                                                                58,217
     50,844  CENCOSUD SA                                                                                                   205,803
      2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                                46,760
      5,555  COMPAGNIE FINANCIERE RICHEMONT AG                                                                             343,712
      8,234  DAVID JONES LIMITED                                                                                            34,841
      1,100  DON QUIJOTE COMPANY LIMITED                                                                                    22,705
     23,706  DSG INTERNATIONAL PLC                                                                                          74,086
     18,401  FAMILY DOLLAR STORES INCORPORATED                                                                             538,781
      3,600  FAMILYMART COMPANY LIMITED                                                                                     92,650
     19,885  FOOT LOCKER INCORPORATED                                                                                      332,278
     12,167  FRED'S INCORPORATED                                                                                           126,537
     42,895  HARVEY NORMAN HOLDINGS LIMITED                                                                                186,772
      3,701  HELLENIC DUTY FREE SHOPS SA                                                                                    66,449
      7,703  HOME RETAIL GROUP                                                                                              64,338

112 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
GENERAL MERCHANDISE STORES (continued)
        679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                              $        76,707
      5,000  IZUMIYA COMPANY LIMITED                                                                                        30,702
      5,265  JCPENNEY COMPANY INCORPORATED                                                                                 362,021
      3,400  LAWSON INCORPORATED                                                                                           113,049
      5,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                       23,841
      9,957  MACY'S INCORPORATED                                                                                           315,836
     16,288  MARKS & SPENCER GROUP PLC                                                                                     205,254
      3,300  MATSUMOTOKIYOSHI COMPANY LIMITED                                                                               66,690
      9,000  MATSUZAKAYA HOLDINGS COMPANY LIMITED(a)                                                                        69,168
     85,355  ORGANIZACION SORIANA SAB DE CV CLASS B                                                                        271,545
     10,592  PACIFIC BRANDS LIMITED                                                                                         29,128
     14,348  PICK'N PAY STORES LIMITED                                                                                      66,728
    704,000  RAMAYANA LESTARI SENTOSA TBK PT                                                                                63,727
     22,000  ROBINSON & COMPANY LIMITED                                                                                     65,523
     72,681  SACI FALABELLA                                                                                                350,381
     46,527  SAKS INCORPORATED+<<                                                                                          752,350
        540  SHINSEGAE COMPANY LIMITED                                                                                     356,816
     12,000  SIAM MAKRO PLC                                                                                                 31,478
      7,702  STEIN MART INCORPORATED                                                                                        67,624
      2,200  SUGI PHARMACY COMPANY LIMITED                                                                                  52,915
      2,400  SUNDRUG COMPANY LIMITED                                                                                        55,031
     21,531  TARGET CORPORATION                                                                                          1,419,539
     11,900  TJX COMPANIES INCORPORATED<<                                                                                  362,831
     70,428  WAL-MART STORES INCORPORATED                                                                                3,072,774
    332,129  WALMART DE MEXICO SA DE CV SERIES V                                                                         1,181,552
     56,000  WUMART STORES INCORPORATED                                                                                     48,893

                                                                                                                        13,431,461
                                                                                                                   ---------------

HEALTH SERVICES: 1.07%
     16,153  APRIA HEALTHCARE GROUP INCORPORATED+                                                                          430,154
    109,900  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                                         123,321
     26,572  BANMEDICA SA                                                                                                   33,485
     57,733  BIOTON SA+                                                                                                     24,896
      5,193  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                        190,168
     47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                    31,102
    702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                          59,418
     10,096  COMMUNITY HEALTH SYSTEMS INCORPORATED+<<                                                                      350,634
      7,329  COVANCE INCORPORATED+<<                                                                                       537,362
     11,153  DAVITA INCORPORATED+                                                                                          641,521
      1,600  DIAGNOSTICOS DA AMERICA SA+                                                                                    35,874
     15,503  EDWARDS LIFESCIENCES CORPORATION+<<                                                                           748,795
     15,930  ENZO BIOCHEM INCORPORATED+<<                                                                                  286,899
      1,692  FRESENIUS MEDICAL CARE AG & COMPANY                                                                            83,116
      1,596  GRIFOLS SA+                                                                                                    33,417
     29,553  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                           201,256
     15,766  HEALTHSCOPE LIMITED                                                                                            70,841
      9,175  HEALTHWAYS INCORPORATED+<<                                                                                    456,915
     34,940  HUMAN GENOME SCIENCES INCORPORATED+                                                                           321,797
     12,671  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                   984,030
      8,911  LINCARE HOLDINGS INCORPORATED+                                                                                320,707
     10,523  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                        427,234
      7,998  MANOR CARE INCORPORATED                                                                                       510,992
      1,200  MDS INCORPORATED+                                                                                              23,523
     15,912  MEDI-CLINIC CORPORATION                                                                                        48,480
     10,027  NAUTILUS INCORPORATED<<                                                                                        95,457

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
     22,628  NEKTAR THERAPEUTICS+<<                                                                                $       186,907
     69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                           123,866
        450  NOVOZYMES A/S CLASS B                                                                                          53,244
     10,495  ODYSSEY HEALTHCARE INCORPORATED+                                                                              102,641
     13,000  PARKWAY HOLDINGS LIMITED                                                                                       33,772
     12,915  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                         770,380
     14,572  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                         537,124
      1,506  QIAGEN NV+                                                                                                     25,870
        866  RHOEN KLINIKUM AG                                                                                              26,626
      7,344  ROCHE HOLDING AG                                                                                            1,275,738
     13,510  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                        567,420
      6,055  SONIC HEALTHCARE LIMITED                                                                                       76,368
     11,763  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                         421,233
     34,540  SYMBION HEALTH LIMITED                                                                                        117,600
          2  TAKARA BIO INCORPORATED+                                                                                        5,268
     60,634  TENET HEALTHCARE CORPORATION+<<                                                                               205,549
      5,156  UNIVERSAL HEALTH SERVICES CLASS B                                                                             272,237
        660  VALLOUREC SA                                                                                                  176,580
     13,363  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                        398,485

                                                                                                                        12,448,302
                                                                                                                   ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.43%
        244  ACCIONA SA                                                                                                     61,193
      1,961  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                    107,736
     66,000  ANHUI EXPRESSWAY COMPANY                                                                                       55,948
      2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                   50,776
      5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                    18,499
      6,555  CIA DE CONCESSOES RODOVIARIAS                                                                                 113,526
      3,950  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                      235,745
        184  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                       16,029
      7,591  FOSTER WHEELER LIMITED+                                                                                       899,078
      9,154  GRANITE CONSTRUCTION INCORPORATED                                                                             498,344
        591  GRUPO FERROVIAL SA                                                                                             51,848
      1,351  HANJIN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED+                                                     115,864
     16,500  HITACHI ZOSEN CORPORATION+                                                                                     27,217
     11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                        10,354
      1,847  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                      728,328
     12,092  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                       1,160,711
     19,459  MULTIPLEX GROUP                                                                                                79,472
      1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                            14,233
    136,500  PLUS EXPRESSWAYS BHD                                                                                          123,967
      7,140  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                      359,930
     34,000  SHENZHEN EXPRESSWAY COMPANY LIMITED                                                                            33,095
      7,789  SKANSKA AB                                                                                                    157,802
     14,631  TECHNICAL OLYMPIC SA                                                                                           30,694
        511  VINCI SA                                                                                                       36,365

                                                                                                                         4,986,754
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES: 3.66%
      2,936  3I GROUP PLC                                                                                                   62,453
     23,642  ABB LIMITED                                                                                                   580,832
        227  ACKERMANS & VAN HAAREN NV                                                                                      22,197
      3,058  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                     346,319
        445  AFRICA ISRAEL INVESTMENTS LIMITED+                                                                             37,776
      3,960  ALCON INCORPORATED                                                                                            535,630

114 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       7,817  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                       $       729,561
       6,000  ALLIED GROUP LIMITED                                                                                          21,160
      10,618  AMB PROPERTY CORPORATION                                                                                     583,778
       1,845  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                     67,072
      88,377  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                   1,245,232
      16,201  ANTARCHILE SA                                                                                                326,185
       4,426  ARCHSTONE-SMITH TRUST+                                                                                       260,249
      11,078  ASPEN INSURANCE HOLDINGS LIMITED                                                                             277,947
      14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                                             72,366
       8,654  AVALONBAY COMMUNITIES INCORPORATED<<                                                                         989,845
      13,805  AVI LIMITED                                                                                                   37,709
       4,828  AYALA CORPORATION CLASS A                                                                                     51,091
      98,518  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                         137,881
       9,616  BARLOWORLD LIMITED                                                                                           165,009
       3,189  BOSTON PROPERTIES INCORPORATED<<                                                                             319,123
       1,974  BRADESPAR SA+                                                                                                 82,451
      13,738  BRE PROPERTIES INCORPORATED                                                                                  763,009
       5,550  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     188,311
       6,009  CAMDEN PROPERTY TRUST                                                                                        369,493
      29,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                                23,542
       1,302  CLOSE BROTHERS GROUP PLC                                                                                      20,253
      17,284  COLONIAL PROPERTIES TRUST<<                                                                                  620,668
      12,398  CORPORATE OFFICE PROPERTIES TRUST                                                                            533,982
         348  CORPORATION FINANCIERA ALBA                                                                                   22,973
      15,724  COUSINS PROPERTIES INCORPORATED<<                                                                            431,938
      32,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          317,264
      63,989  DCT INDUSTRIAL TRUST INCORPORATED<<                                                                          653,968
         181  DELEK GROUP LIMITED+                                                                                          40,256
      14,862  DIGITAL REALITY TRUST INCORPORATED                                                                           579,618
      19,241  DOGAN SIRKETLER GRUBU HOLDINGS                                                                                36,861
       7,806  DOGAN YAYIN HOLDING+                                                                                          28,467
      17,680  DUKE REALTY CORPORATION                                                                                      597,407
      22,231  E & O PROPERTY DEVELOPMENT BHD+                                                                               23,491
      19,482  EMPRESAS COPEC SA                                                                                            304,087
      20,430  EQUITY INNS INCORPORATED                                                                                     460,084
       5,361  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                     261,081
       6,974  ESSEX PROPERTY TRUST INCORPORATED<<                                                                          821,467
         345  EURAZEO                                                                                                       45,809
      18,877  EXTERRAN HOLDINGS INCORPORATED+<<                                                                          1,462,931
      23,209  FELCOR LODGING TRUST INCORPORATED<<                                                                          509,205
      72,600  FIRST GEN CORPORATION+                                                                                       100,617
      24,404  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                     420,969
       1,608  GEA GROUP AG                                                                                                  51,915
     111,500  GENTING BHD                                                                                                  234,050
         145  GIMV NV                                                                                                        9,541
      42,860  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                                   67,608
       1,000  GREAT EASTERN HOLDINGS LIMITED                                                                                11,808
     106,771  GRUPO CARSO SA DE CV+                                                                                        418,645
       2,050  GS HOLDINGS CORPORATION                                                                                      105,963
      16,713  HACI OMER SABANCI HOLDING AS                                                                                  92,582
      26,326  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                                  800,837
       9,072  HENDERSON GROUP PLC                                                                                           27,803
       8,000  HIAP TECK VENTURE BHD                                                                                          4,592
       5,600  HKR INTERNATIONAL LIMITED                                                                                      3,878
       8,942  HOME PROPERTIES INCORPORATED<<                                                                               454,432

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
      11,799  HOSPITALITY PROPERTIES TRUST<<                                                                       $       465,589
      10,500  HOST HOTELS & RESORTS INCORPORATED<<                                                                         234,045
      79,780  HRPT PROPERTIES TRUST<<                                                                                      780,248
       5,189  ICAP PLC                                                                                                      51,056
      20,681  IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                        35,571
       8,852  IMPERIAL HOLDING LIMITED                                                                                     177,319
     109,484  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                             167,605
       2,000  INDUSTRIVARDEN AB CLASS A                                                                                     40,882
       1,200  INDUSTRIVARDEN AB CLASS C                                                                                     23,224
       4,745  INVERCAP SA                                                                                                   33,068
       9,452  INVESCO PLC                                                                                                  114,822
       3,807  INVESTEC PLC                                                                                                  41,488
      68,879  INVESTIMENTOS ITAU SA                                                                                        415,661
       5,321  INVESTOR AB                                                                                                  130,750
       4,600  INVESTOR AB A SHARES                                                                                         110,700
      16,519  ISTAR FINANCIAL INCORPORATED                                                                                 604,595
       2,492  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                         86,260
      30,000  ITAUSA INVESTIMENTOS ITAU SA                                                                                 275,535
         600  JAFCO COMPANY LIMITED                                                                                         24,665
       5,668  JARDINE MATHESON HOLDINGS LIMITED                                                                            147,368
       8,607  KILROY REALTY CORPORATION<<                                                                                  526,146
      28,610  KIMCO REALTY CORPORATION                                                                                   1,225,080
       8,166  KKR FINANCIAL CORPORATION                                                                                    126,491
      33,600  KNM GROUP BHD                                                                                                 43,181
      13,172  KOC HOLDING AS                                                                                                60,299
      10,288  LASALLE HOTEL PROPERTIES                                                                                     428,392
       5,816  LG CORPORATION                                                                                               334,096
      11,831  LIBERTY PROPERTY TRUST                                                                                       462,119
      26,000  LION DIVERSIFIED HOLDINGS BHD                                                                                 74,254
       7,633  MACERICH COMPANY<<                                                                                           619,952
       8,914  MACK-CALI REALTY CORPORATION                                                                                 372,249
       5,819  MACQUARIE BANK LIMITED                                                                                       349,096
      20,271  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                                 96,227
      62,101  MACQUARIE INFRASTRUCTURE GROUP                                                                               167,728
      20,400  METROPOLITAN BANK & TRUST COMPANY+                                                                            24,108
       6,559  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                             325,261
         440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                                  4,224
      54,600  MMC CORPORATION BHD                                                                                          114,611
     222,700  MULPHA INTERNATIONAL BHD+                                                                                     89,042
      42,700  MULTI-PURPOSE HOLDINGS BHD+                                                                                   21,341
      13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            141,186
      24,552  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                    576,726
       1,128  NATIONALE A PORTEFEUILLE                                                                                      81,118
      33,861  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                                  939,643
      20,258  NEWCASTLE INVESTMENT CORPORATION                                                                             337,093
          77  PARGESA HOLDING SA                                                                                             8,217
      36,691  PETROBRAS ENERGIA PARTICIPACIONES SA+                                                                        334,989
      23,126  PLUM CREEK TIMBER COMPANY                                                                                    969,673
      11,612  POST PROPERTIES INCORPORATED<<                                                                               463,435
      16,000  PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                     7,047
       3,366  PUBLIC STORAGE INCORPORATED CLASS D                                                                          255,075
      21,435  RAIT FINANCIAL TRUST<<                                                                                       189,700
       1,000  RATOS AB B SHARES                                                                                             30,444
      38,779  REALTY INCORPORATEDOME CORPORATION                                                                         1,047,033
       9,858  REDWOOD TRUST INCORPORATED<<                                                                                 367,999

116 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       7,381  REGENCY CENTERS CORPORATION                                                                          $       512,758
      15,908  REMGRO LIMITED                                                                                               410,004
       5,542  RHJ INTERNATIONAL+                                                                                            98,749
         133  SBI HOLDINGS INCORPORATED                                                                                     35,608
       1,259  SCHRODERS PLC                                                                                                 33,609
       9,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                          39,358
     114,100  SIME DARBY BHD                                                                                               306,309
       6,098  SIMON PROPERTY GROUP INCORPORATED                                                                            578,822
       6,320  SL GREEN REALTY CORPORATION<<                                                                                704,743
       4,996  SM INVESTMENTS CORPORATION                                                                                    39,716
         163  SOFINA SA                                                                                                     18,874
      15,800  SOFTBANK CORPORATION                                                                                         303,610
         155  SOLVAC SA                                                                                                     27,874
      27,598  STRATEGIC HOTEL & RESORTS INCORPORATED<<                                                                     567,691
         600  STX CORPORATION                                                                                               51,284
      16,799  SUN HUNG KAI PROPERTIES LIMITED                                                                              224,080
       4,109  SUN INTERNATIONAL LIMITED                                                                                     89,510
      23,751  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                        640,327
      72,500  SWIRE PACIFIC LIMITED B SHARES                                                                               159,548
       2,560  TAKEFUJI CORPORATION                                                                                          68,759
      14,127  TAUBMAN CENTERS INCORPORATED                                                                                 728,671
          98  THE ISRAEL CORPORATION LIMITED+                                                                               67,980
      15,767  THORNBURG MORTGAGE INCORPORATED<<                                                                            185,735
      17,794  UDR INCORPORATED<<                                                                                           446,807
      34,600  UEM WORLD BHD                                                                                                 40,514
      17,498  VENTAS INCORPORATED                                                                                          666,324
      29,149  VIRGIN MEDIA INCORPORATED                                                                                    693,746
       3,700  VORNADO REALTY TRUST<<                                                                                       394,383
       3,091  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                 23,755
      83,640  WATERLAND FINANCIAL HOLDINGS                                                                                  25,852
      10,229  WEINGARTEN REALTY INVESTORS                                                                                  411,308
         297  WENDEL INVESTISSEMENT                                                                                         50,230
     104,420  YTL POWER INTERNATIONAL BHD+                                                                                  71,273

                                                                                                                        42,764,808
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.38%
       7,342  BED BATH & BEYOND INCORPORATED+<<                                                                            254,327
      10,650  BEST BUY COMPANY INCORPORATED<<                                                                              468,068
       8,000  BEST DENKI COMPANY LIMITED                                                                                    49,953
      20,921  CIRCUIT CITY STORES INCORPORATED<<                                                                           227,620
       4,907  ELLERINE HOLDINGS LIMITED+                                                                                    51,553
       7,082  GUITAR CENTER INCORPORATED+<<                                                                                400,770
      15,586  JB HI-FI LIMITED                                                                                             159,455
       8,526  JD GROUP LIMITED                                                                                              83,245
       1,600  K'S HOLDINGS CORPORATION                                                                                      41,178
       2,200  KOKUYO COMPANY LIMITED                                                                                        22,287
       4,439  LEWIS GROUP LIMITED                                                                                           38,491
      49,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                               860,231
       1,400  NAFCO COMPANY LIMITED                                                                                         32,706
       1,700  NITORI COMPANY LIMITED                                                                                        88,531
      29,777  PIER 1 IMPORTS INCORPORATED+<<                                                                               184,022
       6,700  PIONEER CORPORATION                                                                                           81,587
      17,808  RADIOSHACK CORPORATION<<                                                                                     423,296
       1,900  SHIMANO INCORPORATED                                                                                          61,042

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
       8,586  THOMSON                                                                                              $       140,940
       6,000  TOTO LIMITED                                                                                                  47,880
       9,107  TUESDAY MORNING CORPORATION<<                                                                                 96,079
       9,254  WILLIAMS-SONOMA INCORPORATED<<                                                                               308,436
       1,800  XEBIO COMPANY LIMITED                                                                                         46,403
       2,000  YAMADA DENKI COMPANY LIMITED                                                                                 200,708
       4,300  YAMAHA CORPORATION                                                                                            90,984
                                                                                                                         4,459,792
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.41%
       5,905  BOYD GAMING CORPORATION                                                                                      241,219
     629,100  CENTRAL PLAZA HOTEL PCL                                                                                       99,930
       3,669  CHOICE HOTELS INTERNATIONAL INCORPORATED<<                                                                   137,514
       2,000  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                      16,970
      10,870  GAYLORD ENTERTAINMENT COMPANY+<<                                                                             558,175
      10,800  HILTON HOTELS CORPORATION                                                                                    496,260
       1,351  HOME INNS & HOTELS MANAGEMENT ADR+<<                                                                          40,071
      10,500  HONGKONG & SHANGHAI HOTELS LIMITED                                                                            16,428
       1,400  HOTEL SHILLA COMPANY LIMITED                                                                                  37,302
       2,867  INTERCONTINENTAL HOTELS GROUP PLC                                                                             59,941
      29,000  KLCC PROPERTY HOLDINGS BHD                                                                                    28,656
       3,253  LAS VEGAS SANDS CORPORATION+                                                                                 324,324
       8,909  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  395,738
     304,200  MINOR INTERNATIONAL PCL                                                                                      124,127
     311,300  NALURI CORPORATION BHD                                                                                        62,233
       2,794  ORASCOM HOTELS & DEVELOPMENT+                                                                                 29,726
       1,136  ORBIS SA                                                                                                      28,420
      11,293  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                      565,215
      72,000  SHANGRI-LA ASIA LIMITED                                                                                      172,113
     122,533  SINO HOTELS HOLDINGS LIMITED                                                                                  81,713
       8,596  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                          27,636
       5,801  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             354,557
       4,496  STATION CASINOS INCORPORATED                                                                                 394,839
       8,185  VAIL RESORTS INCORPORATED+<<                                                                                 468,018

                                                                                                                         4,761,125
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.94%
     835,000  A-MAX HOLDINGS LIMITED+                                                                                       22,702
       7,056  ACTUANT CORPORATION CLASS A<<                                                                                430,345
      19,951  ADVANTECH COMPANY LIMITED                                                                                     60,277
       1,164  ALSTOM RGPT+                                                                                                 210,369
      12,000  AMADA COMPANY LIMITED                                                                                        130,063
         383  ANDRITZ AG                                                                                                    24,788
      23,888  APPLE COMPUTER INCORPORATED+                                                                               3,308,010
      38,381  APPLIED MATERIALS INCORPORATED<<                                                                             819,818
       4,094  ASTEC INDUSTRIES INCORPORATED+                                                                               207,075
      19,519  ASYST TECHNOLOGIES INCORPORATED+                                                                             114,577
       6,596  ATLAS COPCO AB CLASS A                                                                                       109,488
       4,242  ATLAS COPCO AB CLASS B                                                                                        67,031
      35,865  AXCELIS TECHNOLOGIES INCORPORATED+                                                                           168,924
       8,733  BAKER HUGHES INCORPORATED                                                                                    732,349
      59,000  BENQ CORPORATION                                                                                              27,712
       6,130  BLACK BOX CORPORATION                                                                                        251,024
      18,329  BRIGGS & STRATTON CORPORATION<<                                                                              535,024
      52,794  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                 369,558

118 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      26,339  BROOKS AUTOMATION INCORPORATED+<<                                                                    $       372,697
       9,960  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                   622,400
         983  BUSINESS OBJECTS SA+                                                                                          43,239
      11,919  CAMERON INTERNATIONAL CORPORATION+                                                                           974,617
       3,700  CANON FINETECH INCORPORATED                                                                                   64,548
       1,499  CAP GEMINI SA                                                                                                 96,996
       1,000  CAPCOM COMPANY LIMITED                                                                                        21,504
      16,339  CARLISLE COMPANIES INCORPORATED                                                                              804,369
       4,600  CASIO COMPUTER COMPANY LIMITED                                                                                70,079
      18,000  CATCHER TECHNOLOGY COMPANY LIMITED                                                                           144,000
       7,032  CDW CORPORATION                                                                                              605,244
     138,000  CHEN HSONG HOLDINGS                                                                                          111,318
      17,600  CHICONY ELECTRONICS COMPANY LIMITED                                                                           35,253
       2,400  CKD CORPORATION                                                                                               24,665
      10,282  CUMMINS INCORPORATED                                                                                       1,217,594
       8,000  DAIHEN CORPORATION                                                                                            50,712
       1,169  DASSAULT SYSTEMES SA                                                                                          68,731
       4,753  DEERE & COMPANY                                                                                              646,693
      55,488  DELL INCORPORATED+                                                                                         1,567,536
      55,650  DELTA ELECTRONICS INCORPORATED                                                                               207,423
         700  DISCO CORPORATION                                                                                             41,048
      18,519  DONALDSON COMPANY INCORPORATED                                                                               707,055
       1,804  DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                     173,036
       3,870  DOOSAN INFRACORE COMPANY LIMITED                                                                             140,851
      22,000  DOVER CORPORATION                                                                                          1,086,800
      10,949  DRESSER RAND GROUP INCORPORATED+                                                                             403,690
      16,000  EBARA CORPORATION                                                                                             71,992
      57,720  EMC CORPORATION                                                                                            1,134,775
      33,101  EMULEX CORPORATION+<<                                                                                        646,794
       6,092  FLOWSERVE CORPORATION                                                                                        435,030
       6,950  FMC TECHNOLOGIES INCORPORATED+                                                                               658,165
      90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                                             66,712
      27,600  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                           250,909
      13,000  FUJI HEAVY INDUSTRIES LIMITED                                                                                 54,564
       1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                    35,236
      44,000  FUJITSU LIMITED                                                                                              300,579
      15,721  GAMESTOP CORPORATION CLASS A+                                                                                788,251
      14,066  GARDNER DENVER INCORPORATED+                                                                                 561,374
      97,128  GATEWAY INCORPORATED+                                                                                        178,716
       6,902  GRACO INCORPORATED                                                                                           278,910
      13,769  GRANT PRIDECO INCORPORATED+<<                                                                                761,426
      74,715  HEWLETT-PACKARD COMPANY                                                                                    3,687,185
       3,200  HEXAGON AB                                                                                                    64,831
      16,900  HIGH TECH COMPUTER CORPORATION                                                                               229,174
       3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                               112,756
       5,000  HITACHI KOKI COMPANY LIMITED                                                                                  83,600
      83,000  HITACHI LIMITED                                                                                              536,178
           5  HITACHI LIMITED ADR                                                                                              322
     198,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                 1,470,000
       4,000  HOSOKAWA MICRON CORPORATION                                                                                   35,927
      21,647  IDEX CORPORATION<<                                                                                           832,760
         355  INDRA SISTEMAS SA                                                                                              9,275
       6,272  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                       325,705
      12,355  INTERMEC INCORPORATED+<<                                                                                     303,315
      28,946  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                              3,377,709
     100,800  INVENTEC COMPANY LIMITED                                                                                      64,298

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 119


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         700  ITOCHU TECHNO-SCIENCE CORPORATION                                                                    $        27,567
      22,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                             11,715
      11,687  JOY GLOBAL INCORPORATED                                                                                      507,099
       7,745  KAYDON CORPORATION                                                                                           408,936
      10,404  KENNAMETAL INCORPORATED                                                                                      839,187
       5,000  KITZ CORPORATION                                                                                              43,829
      22,500  KOMATSU LIMITED                                                                                              693,713
          71  KOMATSU LIMITED ADR                                                                                            8,747
       2,200  KONAMI CORPORATION                                                                                            55,290
      28,865  KUBOTA CORPORATION                                                                                           223,860
      22,498  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                                   192,133
      14,408  LAM RESEARCH CORPORATION+<<                                                                                  772,701
      13,079  LARSEN & TOUBRO LIMITED                                                                                      835,748
      74,000  LENOVO GROUP LIMITED                                                                                          49,063
       9,958  LEXMARK INTERNATIONAL INCORPORATED+                                                                          371,035
       4,360  LG PHILLIPS LCD COMPANY LIMITED+                                                                             185,403
     159,300  LITE-ON TECHNOLOGY CORPORATION                                                                               251,501
       3,810  LOGITECH INTERNATIONAL SA+                                                                                   102,743
       2,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                        20,865
       1,767  MAN AG                                                                                                       253,443
       6,548  MANITOWOC COMPANY INCORPORATED                                                                               520,501
       1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                    2,815
         800  MEITEC CORPORATION                                                                                            25,702
       2,000  MELCO HOLDINGS INCORPORATED                                                                                   40,418
       2,085  METSO OYJ                                                                                                    133,550
      10,750  MICROS SYSTEMS INCORPORATED+                                                                                 648,655
       1,500  MISUMI GROUP INCORPORATED                                                                                     25,857
       4,996  MISYS PLC                                                                                                     23,244
      23,743  MITAC INTERNATIONAL CORPORATION                                                                               29,571
      48,000  MITSUBISHI ELECTRIC CORPORATION                                                                              564,194
       6,300  MITSUI HIGH-TEC INCORPORATED                                                                                  76,825
       3,000  MIURA COMPANY LIMITED                                                                                         91,200
      11,722  MODINE MANUFACTURING COMPANY                                                                                 328,802
       3,400  MORI SEIKI COMPANY LIMITED                                                                                    84,714
       4,000  NABTESCO CORPORATION                                                                                          55,583
       5,000  NACHI-FUJIKOSHI CORPORATION                                                                                   21,116
       4,852  NATIONAL OILWELL VARCO INCORPORATED+                                                                         621,056
         601  NCSOFT CORPORATION+                                                                                           49,961
         149  NEC CORPORATION                                                                                                  702
         897  NEOPOST SA                                                                                                   137,211
         900  NETUREN COMPANY LIMITED                                                                                       11,558
       3,300  NOMURA RESEARCH INSTITUTE LIMITED                                                                            111,149
       7,938  NORDSON CORPORATION                                                                                          398,567
         150  OBIC COMPANY LIMITED                                                                                          29,666
       7,000  OKAYA & COMPANY LIMITED                                                                                       87,659
         600  ORACLE CORPORATION JAPAN                                                                                      26,375
       3,095  ORMAT INDUSTRIES+                                                                                             41,076
         400  OTSUKA CORPORATION                                                                                            40,383
      15,663  PALL CORPORATION                                                                                             597,230
      12,600  PARKER HANNIFIN CORPORATION                                                                                1,354,122
      12,642  PENTAIR INCORPORATED                                                                                         469,397
       5,200  PITNEY BOWES INCORPORATED                                                                                    232,284
         588  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                       24,687
      69,222  QUANTUM CORPORATION+<<                                                                                       222,203
       3,700  RISO KAGAKU CORPORATION                                                                                       72,377
      52,000  RITEK CORPORATION+                                                                                            15,632

120 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       8,000  RYOBI LIMITED                                                                                        $        51,058
      13,109  SAGE GROUP PLC                                                                                                62,443
       6,038  SANDISK CORPORATION+<<                                                                                       338,490
      15,000  SANYO ELECTRIC COMPANY LIMITED+                                                                               23,318
       7,159  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                      249,778
       2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                            109,897
       3,295  SIMS GROUP LIMITED                                                                                            75,402
       4,176  SKF AB                                                                                                        84,756
       1,700  SMC CORPORATION                                                                                              225,512
      21,811  SMITH INTERNATIONAL INCORPORATED                                                                           1,461,555
     115,665  SOLECTRON CORPORATION+                                                                                       448,780
       7,386  SPX CORPORATION                                                                                              665,109
       5,000  STANLEY ELECTRIC COMPANY LIMITED                                                                             109,465
      10,630  STANLEY WORKS                                                                                                603,146
         324  STX ENGINE COMPANY LIMITED                                                                                    20,891
          75  SULZER AG                                                                                                     99,450
      12,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                            134,416
       2,000  TADANO LIMITED                                                                                                25,650
       3,400  TDK CORPORATION                                                                                              289,231
      11,106  TEREX CORPORATION+                                                                                           887,147
       3,300  THK COMPANY LIMITED                                                                                           67,545
         760  TIETOENATOR OYJ                                                                                               17,642
       9,515  TIMKEN COMPANY                                                                                               338,353
      12,000  TORI HOLDINGS COMPANY LIMITED                                                                                  2,280
      10,865  TORO COMPANY                                                                                                 642,665
      72,000  TOSHIBA CORPORATION                                                                                          649,175
       2,000  TREND MICRO INCORPORATED                                                                                      82,218
      11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                     70,775
      13,576  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         548,335
       6,851  VERIFONE HOLDINGS INCORPORATED+<<                                                                            253,213
       6,473  WATSCO INCORPORATED<<                                                                                        311,481
       2,076  WEIR GROUP PLC                                                                                                34,532
         317  WINCOR NIXDORF AG                                                                                             27,253
      48,755  WISTRON CORPORATION                                                                                           88,646
       1,113  ZARDOYA-OTIS SA                                                                                               35,084
       7,521  ZEBRA TECHNOLOGIES CORPORATION+                                                                              273,012

                                                                                                                        57,726,023
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.54%
       5,212  AON CORPORATION                                                                                              225,784
      13,044  ARTHUR J. GALLAGHER & COMPANY<<                                                                              385,189
         530  BALOISE HOLDING AG                                                                                            48,533
     343,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                     763,955
         402  CNP ASSURANCES                                                                                                51,345
      10,002  HILB ROGAL & HOBBS COMPANY                                                                                   467,093
      18,017  HUMANA INCORPORATED+                                                                                       1,154,710
      11,209  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                      298,720
       3,200  MATSUI SECURITIES COMPANY LIMITED                                                                             26,697
      25,629  METROPOLITAN HOLDINGS LIMITED                                                                                 53,134
       9,900  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                    483,120
      20,409  STANDARD LIFE PLC                                                                                            123,552
       6,000  TOKYO TATEMONO COMPANY LIMITED                                                                                79,333
      44,653  UNUM GROUP                                                                                                 1,092,659
      25,681  WILLIS GROUP HOLDINGS LIMITED                                                                                998,991

                                                                                                                         6,252,815
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS: 4.05%
       6,768  ACE LIMITED                                                                                          $       390,920
         707  ADMIRAL GROUP PLC                                                                                             12,031
      14,185  AEGON NV                                                                                                     258,742
      14,094  AETNA INCORPORATED                                                                                           717,526
      13,421  AFLAC INCORPORATED<<                                                                                         715,474
      10,000  AIOI INSURANCE COMPANY LIMITED                                                                                56,136
       4,510  AKSIGORTA AS                                                                                                  30,362
      15,523  ALLEANZA ASSICURAZIONI SPA                                                                                   200,149
         531  ALLEGHANY CORPORATION+                                                                                       218,772
       4,757  ALLIANZ AG                                                                                                 1,019,468
           5  ALLIANZ AG ADR                                                                                                   107
       5,147  ALLIED WORLD ASSURANCE HOLDINGS                                                                              247,159
      12,827  ALLSTATE CORPORATION                                                                                         702,278
      13,049  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         819,738
       9,125  AMERICAN FINANCIAL GROUP INCORPORATED                                                                        257,325
      48,009  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  3,168,594
       1,980  AMERICAN NATIONAL INSURANCE COMPANY                                                                          249,579
      14,055  AMERIGROUP CORPORATION+<<                                                                                    445,122
       1,480  AMLIN PLC                                                                                                      9,101
      41,262  AMP LIMITED                                                                                                  355,270
       5,452  ARCH CAPITAL GROUP LIMITED+                                                                                  391,617
      14,334  ASSICURAZIONI GENERALI SPA                                                                                   586,380
      13,105  ASSURANT INCORPORATED                                                                                        675,432
       7,527  ASSURED GUARANTY LIMITED                                                                                     196,229
      27,125  AVIVA PLC                                                                                                    387,484
      17,556  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                            108,340
      18,501  AXA SA                                                                                                       741,219
      18,358  AXIS CAPITAL HOLDINGS LIMITED                                                                                662,724
      11,633  BROWN & BROWN INCORPORATED                                                                                   313,160
      12,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                       29,763
     263,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                               1,269,863
       8,236  CHUBB CORPORATION                                                                                            421,107
       5,580  CIGNA CORPORATION                                                                                            288,374
      19,934  CINCINNATI FINANCIAL CORPORATION                                                                             840,019
      22,691  COMMERCE GROUP INCORPORATED                                                                                  723,389
      19,478  CONSECO INCORPORATED+                                                                                        273,861
       7,808  DISCOVERY HOLDINGS LIMITED                                                                                    29,531
       7,641  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         304,647
       6,784  ERIE INDEMNITY COMPANY                                                                                       379,158
       8,196  EVEREST REINSURANCE GROUP LIMITED                                                                            835,008
         100  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                            20,775
      28,461  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                   517,706
      11,035  FIRST AMERICAN CORPORATION                                                                                   461,594
       1,309  FONDIARIA-SAI SPA                                                                                             42,030
      23,849  FREMONT GENERAL CORPORATION<<                                                                                107,321
      18,781  FRIENDS PROVIDENT PLC                                                                                         67,744
       6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                  20,883
      10,178  GENWORTH FINANCIAL INCORPORATED                                                                              294,958
       2,500  GREAT-WEST LIFECO INCORPORATED                                                                                84,635
         171  HANNOVER RUECKVERSICHERUNG AG                                                                                  7,936
       6,582  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                               585,206
      14,620  HCC INSURANCE HOLDINGS INCORPORATED<<                                                                        403,658
      12,499  HEALTH NET INCORPORATED+                                                                                     684,820
      14,893  HORACE MANN EDUCATORS CORPORATION                                                                            288,031
       2,600  HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                               53,203
         795  INDUSTRIAL ALLIANCE INSURANCE AND FINANCIAL SERVICES INCORPORATED                                             29,534

122 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
      44,820  INSURANCE AUSTRALIA GROUP LIMITED                                                                    $       184,515
       7,793  IPC HOLDINGS LIMITED                                                                                         198,098
       3,330  KOREA REINSURANCE COMPANY                                                                                     45,249
      62,638  LEGAL & GENERAL GROUP PLC                                                                                    183,252
       5,960  LIBERTY GROUP LIMITED                                                                                         74,897
         902  LIBERTY HOLDINGS LIMITED                                                                                      28,175
       2,660  LIG NON-LIFE INSURANCE COMPANY LIMITED                                                                        73,424
       5,660  LINCOLN NATIONAL CORPORATION                                                                                 344,559
       9,548  LOEWS CORPORATION                                                                                            448,851
      16,500  MANULIFE FINANCIAL CORPORATION                                                                               640,469
       6,201  MAPFRE SA                                                                                                     27,369
       1,060  MARKEL CORPORATION+                                                                                          504,200
      17,105  MBIA INCORPORATED                                                                                          1,026,300
       2,596  MEDIOLANUM SPA                                                                                                18,973
       3,205  MERCURY GENERAL CORPORATION                                                                                  168,839
       4,354  MERITZ FIRE MARINE INSURANCE                                                                                  43,340
       9,420  METLIFE INCORPORATED                                                                                         603,351
      10,439  MGIC INVESTMENT CORPORATION<<                                                                                314,840
      10,534  MILANO ASSICURAZIONI SPA                                                                                      83,732
       7,400  MILLEA HOLDINGS INCORPORATED                                                                                 286,311
      11,877  MILLEA HOLDINGS INCORPORATED ADR                                                                             459,034
      32,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                    360,929
      12,748  MONTPELIER RE HOLDINGS LIMITED<<                                                                             209,832
       2,201  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                                380,126
      13,637  MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                    53,392
      20,840  NATIONWIDE FINANCIAL SERVICES                                                                              1,115,357
      16,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                                          148,545
       5,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                 29,839
      55,493  OLD MUTUAL PLC                                                                                               178,685
      27,985  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                       509,047
       7,328  PARTNERRE LIMITED<<                                                                                          532,819
      15,914  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                               636,878
      40,716  PHOENIX COMPANIES INCORPORATED                                                                               563,917
      50,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                             520,028
      10,917  PMI GROUP INCORPORATED<<                                                                                     345,851
         957  PORTO SEGURO SA+                                                                                              31,705
       3,000  POWER CORPORATION OF CANADA                                                                                  115,057
       2,200  POWER FINANCIAL CORPORATION                                                                                   85,375
       5,509  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       305,694
       8,139  PROASSURANCE CORPORATION+                                                                                    427,949
       8,469  PROTECTIVE LIFE CORPORATION                                                                                  354,004
       9,962  PRUDENTIAL FINANCIAL INCORPORATED                                                                            894,388
      26,014  PRUDENTIAL PLC                                                                                               368,729
      19,756  QBE INSURANCE GROUP LIMITED                                                                                  563,501
       9,913  RADIAN GROUP INCORPORATED<<                                                                                  174,865
       3,930  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                    213,438
       8,731  RENAISSANCERE HOLDINGS LIMITED                                                                               500,112
       6,570  RESOLUTION PLC                                                                                                81,931
       5,645  RLI CORPORATION                                                                                              339,547
      28,654  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                      81,750
      13,609  SAFECO CORPORATION                                                                                           789,594
       1,588  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                              308,867
      90,499  SANLAM LIMITED                                                                                               273,319
       1,714  SANTAM LIMITED+                                                                                               27,195
       1,686  SCOR REGROUPE                                                                                                 41,273
         135  SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                        8,007

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
      22,000  SOMPO JAPAN INSURANCE INCORPORATED                                                                   $       246,049
           1  STANCORP FINANCIAL GROUP INCORPORATED<<                                                                           26
       2,200  STOREBRAND ASA                                                                                                33,849
       5,900  SUN LIFE FINANCIAL INCORPORATED                                                                              283,770
         327  SWISS LIFE HOLDING+                                                                                           77,564
       3,917  SWISS REINSURANCE                                                                                            329,522
       5,450  T&D HOLDINGS INCORPORATED                                                                                    316,767
      13,827  THE TRAVELERS COMPANIES INCORPORATED                                                                         698,817
          50  TOPDANMARK AS+                                                                                                 8,047
      12,298  TORCHMARK CORPORATION                                                                                        757,065
       7,013  UNIPOL SPA                                                                                                    23,884
      37,202  UNITEDHEALTH GROUP INCORPORATED                                                                            1,860,472
       5,352  UNITRIN INCORPORATED                                                                                         243,302
       3,680  WELLCARE HEALTH PLANS INCORPORATED+<<                                                                        363,216
         804  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                       419,688
       3,644  XL CAPITAL LIMITED CLASS A                                                                                   277,673
      30,412  YAPI VE KREDI BANKASI AS                                                                                      87,510
      13,832  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                      596,298
      12,540  ZURICH FINANCIAL SERVICES AG                                                                                 358,827

                                                                                                                        47,312,861
                                                                                                                   ---------------
INTERNET SOFTWARE: 0.00%
       1,660  BLINKX PLC+                                                                                                    1,289
         732  FREENET AG                                                                                                    17,052

                                                                                                                            18,341
                                                                                                                   ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
     750,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                                         104,749
         758  GROUPE BRUXELLES LAMBERT SA                                                                                   89,556
         606  TULLETT PREBON PLC                                                                                             5,107

                                                                                                                           199,412
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.07%
      32,800  CORRECTIONS CORPORATION OF AMERICA+                                                                          841,648
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS: 0.08%
      10,866  BROWN SHOE COMPANY INCORPORATED<<                                                                            248,179
       9,986  COACH INCORPORATED+<<                                                                                        444,677
      14,121  TIMBERLAND COMPANY+                                                                                          283,691

                                                                                                                           976,547
                                                                                                                   ---------------

LEGAL SERVICES: 0.10%
      11,291  FTI CONSULTING INCORPORATED+<<                                                                               593,003
       3,192  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                       176,166
      10,096  RAYONIER INCORPORATED                                                                                        431,503

                                                                                                                         1,200,672
                                                                                                                   ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.02%
          16  AP MOLLER-MAERSK AS                                                                                          209,210
                                                                                                                   ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
      28,474  CHAMPION ENTERPRISES INCORPORATED+<<                                                                         328,875
      13,595  LOUISIANA-PACIFIC CORPORATION<<                                                                              254,634
     120,930  TERRANOVA SA                                                                                                  31,263

                                                                                                                           614,772
                                                                                                                   ---------------

124 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MACHINERY: 0.04%
       5,800  CB INDUSTRIAL PRODUCT HOLDING BHD                                                                    $         7,454
       3,500  DAIFUKU COMPANY LIMITED                                                                                       41,200
       2,741  HUSQVARNA AB+                                                                                                 34,567
       9,139  HUSQVARNA AB B SHARES+                                                                                       116,590
       9,000  JAPAN STEEL WORKS                                                                                            133,379
       4,000  OKUMA CORPORATION                                                                                             59,591
       3,400  OSG CORPORATION                                                                                               42,342
         359  RHEINMETALL BERLIN                                                                                            29,798

                                                                                                                           464,921
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.20%
       2,200  A&D COMPANY LIMITED                                                                                           24,890
       7,247  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                      208,279
       8,596  AFFYMETRIX INCORPORATED+<<                                                                                   194,785
       2,819  AGFA-GEVAERT NV                                                                                               58,832
      11,063  AGILENT TECHNOLOGIES INCORPORATED+                                                                           402,693
         900  ALFA LAVAL AB                                                                                                 54,081
       8,104  ALLERGAN INCORPORATED                                                                                        486,321
         708  ALTANA AG                                                                                                     16,184
      19,353  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                            356,095
      23,446  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 741,128
       7,729  ARTHROCARE CORPORATION+<<                                                                                    432,979
       5,574  BAUSCH & LOMB INCORPORATED                                                                                   352,277
       7,712  BAYER AG                                                                                                     608,488
       6,580  BECKMAN COULTER INCORPORATED<<                                                                               473,431
       6,182  BECTON DICKINSON & COMPANY                                                                                   475,643
         123  BEKAERT SA                                                                                                    16,169
       4,918  BIO-RAD LABORATORIES INCORPORATED+                                                                           414,686
      37,553  BOSTON SCIENTIFIC CORPORATION+                                                                               481,805
       2,298  COCHLEAR LIMITED                                                                                             126,014
       7,984  COHERENT INCORPORATED+<<                                                                                     240,239
       1,123  COLOPLAST AS CLASS B                                                                                         106,587
          70  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS                                                                   17,905
       4,605  COOPER COMPANIES INCORPORATED                                                                                224,540
       2,700  COSEL COMPANY LIMITED                                                                                         40,760
      10,066  COVIDIEN LIMITED+                                                                                            400,929
      11,294  CR BARD INCORPORATED                                                                                         941,807
       4,342  CYBERONICS INCORPORATED+<<                                                                                    65,521
       6,597  DANAHER CORPORATION<<                                                                                        512,323
      15,442  DENTSPLY INTERNATIONAL INCORPORATED                                                                          608,106
      10,703  DRS TECHNOLOGIES INCORPORATED                                                                                561,693
      37,402  EASTMAN KODAK COMPANY<<                                                                                      997,511
      10,636  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                    275,579
       6,222  ESCO TECHNOLOGIES INCORPORATED+<<                                                                            204,517
       3,600  ESPEC CORPORATION                                                                                             42,967
       1,986  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                              120,527
       6,812  ESTERLINE TECHNOLOGIES CORPORATION+                                                                          343,938
      10,735  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                        25,470
      17,812  FLIR SYSTEMS INCORPORATED+<<                                                                                 877,063
      11,895  FORMFACTOR INCORPORATED+<<                                                                                   539,557
      17,748  FOSSIL INCORPORATED+<<                                                                                       594,735
         801  FRESENIUS AG                                                                                                  58,945
      12,000  FUJIFILM HOLDINGS CORPORATION                                                                                522,325
      10,000  FUJIKURA LIMITED                                                                                              59,504
      15,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                             71,250

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      12,652  GARMIN LIMITED<<                                                                                     $     1,288,353
         800  GETINGE AB                                                                                                    17,454
       7,132  HAEMONETICS CORPORATION+<<                                                                                   354,032
      20,000  HITACHI CABLE LIMITED                                                                                        116,763
      14,028  HOLOGIC INCORPORATED+<<                                                                                      745,588
       9,500  HOYA CORPORATION                                                                                             329,821
      26,861  INPUT-OUTPUT INCORPORATED+<<                                                                                 381,158
       4,094  INTUITIVE SURGICAL INCORPORATED+                                                                             905,920
       7,904  ITRON INCORPORATED+<<                                                                                        671,050
      10,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                                         164,859
      12,254  KYPHON INCORPORATED+<<                                                                                       819,425
       4,080  LARGAN PRECISION COMPANY LIMITED                                                                              33,196
       1,393  LUXOTTICA GROUP SPA                                                                                           47,554
      32,023  MEDTRONIC INCORPORATED                                                                                     1,692,095
      11,267  MENTOR CORPORATION<<                                                                                         502,396
       3,981  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                   375,448
       5,791  MILLIPORE CORPORATION+<<                                                                                     403,517
       3,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                        27,567
      15,477  NATIONAL INSTRUMENTS CORPORATION                                                                             488,609
       8,000  NIKON CORPORATION                                                                                            250,108
       9,931  OAKLEY INCORPORATED<<                                                                                        285,715
       7,168  OLYMPUS CORPORATION ADR                                                                                      305,482
      20,332  ORBOTECH LIMITED+                                                                                            440,188
       5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                                31,954
      69,000  OSIM INTERNATIONAL LIMITED                                                                                    27,159
       3,500  PARIS MIKI INCORPORATED                                                                                       44,494
      46,681  PERKINELMER INCORPORATED                                                                                   1,279,526
         459  PHONAK HOLDING AG                                                                                             40,550
       6,083  POLYMEDICA CORPORATION<<                                                                                     314,917
       9,333  RAYTHEON COMPANY                                                                                             572,486
       7,731  RESMED INCORPORATED+<<                                                                                       314,342
       7,709  RESPIRONICS INCORPORATED+                                                                                    365,638
       3,651  ROCKWELL AUTOMATION INCORPORATED                                                                             257,249
       9,363  ROPER INDUSTRIES INCORPORATED<<                                                                              592,584
       4,000  SHIMADZU CORPORAION                                                                                           41,351
       2,276  SILEX SYSTEMS LTD+                                                                                            16,113
      13,468  SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                     227,070
       9,106  ST. JUDE MEDICAL INCORPORATED+                                                                               396,748
      24,587  STERIS CORPORATION<<                                                                                         690,157
       7,708  STRYKER CORPORATION<<                                                                                        514,894
      16,700  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                         265,810
       2,100  SUZUKEN COMPANY LIMITED                                                                                       69,462
         533  SYNTHES INCORPORATED                                                                                          60,888
       8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                        156,490
       9,911  TECHNE CORPORATION+                                                                                          624,492
      10,297  TEKTRONIX INCORPORATED<<                                                                                     331,049
      24,108  TERADYNE INCORPORATED+                                                                                       358,968
       4,800  TERUMO CORPORATION                                                                                           225,512
      11,500  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                       623,645
       1,200  TOA MEDICAL ELECTRONICS COMPANY                                                                               43,009
      31,407  TRIMBLE NAVIGATION LIMITED+                                                                                1,108,981
       2,100  USHIO INCORPORATED                                                                                            40,988
       7,902  VARIAN INCORPORATED+<<                                                                                       474,278
       9,355  VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                        765,145
       1,791  VESTAS WIND SYSTEMS AS                                                                                       121,186

126 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      10,865  WATERS CORPORATION+<<                                                                                $       668,958
         196  WILLIAM DEMANT HOLDING+                                                                                       17,277
       4,100  YAMATAKE CORPORATION                                                                                         133,492
       6,555  ZIMMER HOLDINGS INCORPORATED+                                                                                513,453

                                                                                                                        37,355,691
                                                                                                                   ---------------
MEDIA: 0.00%
         147  MODERN TIMES GROUP MTG B SHARES+                                                                               8,407
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.02%
      11,073  INVACARE CORPORATION<<                                                                                       256,561
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 0.09%
     281,100  BANGKOK CHAIN HOSPITAL PCL                                                                                    73,327
      16,969  COVENTRY HEALTH CARE INCORPORATED+                                                                           973,512

                                                                                                                         1,046,839
                                                                                                                   ---------------
MEDICAL PRODUCTS: 0.15%
      17,800  BAXTER INTERNATIONAL INCORPORATED                                                                            974,728
      14,188  ILLUMINA INCORPORATED+<<                                                                                     685,139
         269  ROCHE HOLDINGS AG - BEARER SHARES                                                                             52,581

                                                                                                                         1,712,448
                                                                                                                   ---------------
METAL MINING: 1.18%
       1,959  ACCOR SA                                                                                                     168,151
       3,611  AFRICAN RAINBOW MINERALS LIMITED                                                                              59,435
       1,522  AGNICO EAGLE MINES LIMITED                                                                                    68,058
      22,664  ALUMINA LIMITED                                                                                              128,733
     482,500  ANEKA TAMBANG TBK PT                                                                                         115,615
      14,424  ANGLO AMERICAN PLC                                                                                           827,095
       9,665  ANGLO AMERICAN PLC ADR                                                                                       276,612
       2,263  ANGLO PLATINUM LIMITED                                                                                       302,420
       6,015  ANGLOGOLD ASHANTI LIMITED                                                                                    235,258
      16,281  AURIZON MINES LIMITED+                                                                                        50,261
       5,200  BANPU PCL                                                                                                     45,468
       3,268  BANRO CORPORATION+                                                                                            32,340
      11,100  BARRICK GOLD CORPORATION                                                                                     360,855
       3,000  BOLIDEN AB                                                                                                    63,062
       3,200  CAMECO CORPORATION                                                                                           129,242
     134,300  CHIN WELL HOLDINGS BHD                                                                                        51,396
       3,406  CIA DE MINAS BUENAVENTURA SA                                                                                 131,497
      22,218  CIA MINERA MILPO SA                                                                                           74,529
      23,123  CIA VALE DO RIO DOCE                                                                                       1,148,254
      11,084  CLEVELAND CLIFFS INCORPORATED                                                                                845,377
     105,862  COEUR D'ALENE MINES CORPORATION+<<                                                                           362,048
         629  COMPASS RESOURCES NL+                                                                                          1,858
       2,814  CUMERIO NV SA                                                                                                114,963
       1,265  DENISON MINES CORPORATION+                                                                                    10,961
         699  ELDORADO GOLD CORPORATION+                                                                                     3,482
         643  FIRST QUANTUM MINERALS LIMITED                                                                                48,712
         842  FNX MINING COMPANY INCORPORATED+                                                                              22,964
       1,818  FORTESCUE METALS GROUP LIMITED+                                                                               50,590
      10,421  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          911,004
       6,162  GABRIEL RESOURCES LIMITED+                                                                                    19,140
      19,164  GOLD FIELDS LIMITED                                                                                          293,958

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
       7,136  GOLDCORP INCORPORATED                                                                                $       168,466
      94,699  GRUPO MEXICO SAB DE CV                                                                                       597,394
       1,859  GUYANA GOLDFIELDS INCORPORATED+                                                                               16,196
      15,239  HARMONY GOLD MINING COMPANY LIMITED+                                                                         136,833
       1,248  HUDBAY MINERALS INCORPORATED+                                                                                 28,234
       2,426  IAMGOLD CORPORATION                                                                                           16,288
      21,891  IMPALA PLATINUM HOLDINGS LIMITED                                                                             650,405
       1,432  INDEPENDENCE GROUP NL                                                                                          6,774
         422  INMET MINING CORPORATION                                                                                      34,084
      25,000  INTERNATIONAL NICKEL INDONESIA TBK                                                                           143,504
       2,425  IVANHOE MINES LIMITED+                                                                                        27,212
       2,522  JUBILEE MINES NL                                                                                              31,829
      12,681  KAGARA ZINC LIMITED+                                                                                          52,932
       2,001  KAZAKHMYS PLC                                                                                                 51,198
       4,187  KGHM POLSKA MIEDZ SA                                                                                         172,792
       4,669  KINROSS GOLD CORPORATION+                                                                                     57,125
         587  KOREA ZINC COMPANY LIMITED                                                                                   117,613
         845  LONMIN PLC                                                                                                    53,003
       2,594  LUNDIN MINING CORPORATION+                                                                                    29,723
      28,653  MERIDIAN GOLD INCORPORATED+                                                                                  795,694
       2,870  MINARA RESOURCES LIMITED                                                                                      13,788
       4,880  MINEFINDERS CORPORATION+                                                                                      43,070
      22,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                      89,680
       6,736  MURCHISON METALS LIMITED+                                                                                     24,092
       3,712  MVELAPHANDA RESOURCES LIMITED                                                                                 28,859
       6,459  NEWCREST MINING LIMITED                                                                                      129,516
      11,464  NEWMONT MINING CORPORATION                                                                                   484,469
      17,000  NIPPON DENKO COMPANY LIMITED                                                                                 132,870
      11,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                            24,130
       4,935  NORTHAM PLATINUM LIMITED                                                                                      37,952
     306,000  OCEAN GRAND HOLDINGS LIMITED                                                                                  39,635
       3,400  ONOKEN COMPANY LIMITED                                                                                        49,037
       4,018  OUTOKUMPU OYJ                                                                                                121,512
       5,000  PACIFIC METALS COMPANY LIMITED                                                                                69,350
       1,250  POONGSAN CORPORATION                                                                                          33,971
      12,593  QUEST CAPITAL CORPORATION                                                                                     32,079
       7,184  RIO TINTO LIMITED                                                                                            549,874
      10,727  RIO TINTO PLC                                                                                                741,852
       1,717  SHERRITT INTERNATIONAL CORPORATION                                                                            25,934
         340  SILVER WHEATON CORPORATION+                                                                                    3,867
       3,920  SOCIEDAD MINERA EL BROCAL SA+                                                                                 59,544
       1,420  SOUTHERN COPPER CORPORATION<<                                                                                149,455
      17,915  STILLWATER MINING COMPANY+                                                                                   168,222
       3,496  SXR URANIUM ONE INCORPORATED+                                                                                 38,006
       4,175  TECK COMINCO INCORPORATED LIMITED                                                                            177,931
       1,162  THOMPSON CREEK METALS CO INCORPORATED+                                                                        19,576
         600  TOHO TITANIUM COMPANY LIMITED                                                                                 21,038
       1,900  TONG HERR RESOURCES BHD                                                                                        2,876
      54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                          9,928
       1,332  VEDANTA RESOURCES PLC                                                                                         47,348
      13,114  VOLCAN CIA MINERA SAA+                                                                                        54,988
         213  WESTERN AREAS NL+                                                                                                765
       2,620  YAMANA GOLD INCORPORATED                                                                                      28,855
       1,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                       882
      12,386  ZINIFEX LIMITED                                                                                              171,118

                                                                                                                        13,766,706
                                                                                                                   ---------------

128 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.46%
         588  ABER DIAMOND CORPORATION                                                                             $        20,964
       3,866  ANTOFAGASTA PLC                                                                                               55,421
      78,587  BHP BILLITON LIMITED                                                                                       2,471,159
       6,000  DOWA MINING COMPANY LIMITED                                                                                   67,052
       5,605  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                         350,369
      21,675  ILUKA RESOURCES LIMITED                                                                                       98,457
      67,212  LIHIR GOLD LIMITED+                                                                                          168,880
      14,182  MINSUR SA                                                                                                     46,226
      24,000  MITSUBISHI MATERIALS CORPORATION                                                                             133,483
      27,386  OXIANA LIMITED                                                                                                74,415
       7,322  PALADIN RESOURCES LIMITED+                                                                                    36,316
       3,100  POTASH CORPORATION OF SASKATCHEWAN                                                                           274,714
      13,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                        258,226
         262  UMICORE                                                                                                       59,996
       9,186  VULCAN MATERIALS COMPANY                                                                                     826,832
       6,523  XSTRATA PLC                                                                                                  382,066

                                                                                                                         5,324,576
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.01%
         881  AALBERTS INDUSTRIES NV                                                                                        20,954
       5,732  AECI LIMITED                                                                                                  63,834
       6,434  AFRICAN OXYGEN LIMITED                                                                                        29,742
      14,378  BLUESCOPE STEEL LIMITED                                                                                      125,561
      10,892  BLYTH INCORPORATED                                                                                           243,545
       3,573  BUNZL PLC                                                                                                     49,636
      25,734  CALLAWAY GOLF COMPANY                                                                                        419,979
       1,154  CAMPBELL BROTHERS LIMITED                                                                                     24,085
       2,080  CHEIL INDUSTRIES INCORPORATED                                                                                113,942
      25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                                3,975
       1,906  COOKSON GROUP PLC                                                                                             29,495
      40,000  FIRST PACIFIC COMPANY LIMITED                                                                                 27,136
      18,484  FKI PLC                                                                                                       39,318
      47,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      122,659
      15,116  FUTURIS CORPORATION LIMITED                                                                                   30,311
      27,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                           25,969
       4,300  GLORY LIMITED                                                                                                126,263
       5,232  GRASIM INDUSTRIES LIMITED++                                                                                  383,506
      18,389  HASBRO INCORPORATED                                                                                          518,754
      42,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                   129,270
         700  HITACHI MAXELL LIMITED                                                                                         7,527
     237,835  IDT INTERNATIONAL LIMITED+                                                                                     9,303
       3,409  IMI PLC                                                                                                       38,732
      22,823  INDUSTRIAS PENOLES SA DE CV                                                                                  303,672
       8,033  INVENSYS PLC+                                                                                                 55,352
      30,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                          97,418
      11,855  JAKKS PACIFIC INCORPORATED+                                                                                  266,382
       2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                            27,249
      80,163  JOHNSON & JOHNSON                                                                                          4,953,272
       5,400  JS GROUP CORPORATION                                                                                         107,263
      38,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                            149,322
       2,100  KOSE CORPORATION                                                                                              57,311
      51,495  MATTEL INCORPORATED                                                                                        1,113,837
      82,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                          502,099
      22,083  MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                                  241,809
      10,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                        144,918

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         231  NKT HOLDING AS                                                                                       $        24,417
      53,000  NOBLE GROUP LIMITED                                                                                           58,064
       7,094  ORICA LIMITED                                                                                                166,286
      60,000  SINGAMAS CONTAINER HOLDING                                                                                    37,165
         823  TRELLEBORG AB CLASS B                                                                                         19,806
      10,362  TYCO INTERNATIONAL LIMITED                                                                                   457,586
      21,420  UNIMICRON TECHNOLOGY CORPORATION                                                                              33,623
       1,139  WARTSILA OYJ CLASS B                                                                                          70,831
      10,597  WESFARMERS LIMITED                                                                                           334,436

                                                                                                                        11,805,614
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.19%
      16,800  AEON COMPANY LIMITED                                                                                         229,533
       3,800  ARCS COMPANY LIMITED                                                                                          56,086
       1,230  B2W COMPANHIA GLOBAL DO VAREJO+                                                                               45,138
      38,808  BLOCKBUSTER INCORPORATED<<                                                                                   192,488
      21,525  BORDERS GROUP INCORPORATED                                                                                   322,875
      24,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                            97,722
      15,000  CITIC PACIFIC LIMITED                                                                                         82,044
       6,042  COLDWATER CREEK INCORPORATED+<<                                                                               75,162
      23,173  COLES MYER LIMITED                                                                                           268,748
       9,434  COMERCIAL SIGLO XXI SA                                                                                        58,450
      12,227  COSTCO WHOLESALE CORPORATION                                                                                 755,017
       3,400  CREDIT SAISON COMPANY LIMITED                                                                                 89,265
       3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                      14,309
      43,276  CVS CORPORATION                                                                                            1,636,698
       9,943  DICK'S SPORTING GOODS INCORPORATED+<<                                                                        645,301
      36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                        36,888
      24,464  DILLARD'S INCORPORATED                                                                                       580,775
       6,310  EXPRESS SCRIPTS INCORPORATED+<<                                                                              345,473
       1,347  FAES FARMA SA                                                                                                 26,269
       8,378  FOSCHINI LIMITED                                                                                              68,010
         500  FUJI COMPANY LIMITED                                                                                           8,226
          22  GEO COMPANY LIMITED                                                                                           44,270
       4,400  HEIWADO COMPANY LIMITED                                                                                       72,086
         900  HIKARI TSUSHIN INCORPORATED                                                                                   26,194
       4,200  IZUMI COMPANY LIMITED                                                                                         61,010
       1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                                         16,110
      10,000  KASUMI COMPANY LIMITED                                                                                        53,027
       4,000  LIFE CORPORATION                                                                                              51,887
       8,762  LONGS DRUG STORES CORPORATION                                                                                462,020
       9,114  MASSMART HOLDINGS LIMITED                                                                                    117,456
     136,000  METRO HOLDINGS LIMITED                                                                                        79,850
      12,514  MSC INDUSTRIAL DIRECT COMPANY<<                                                                              648,225
      10,988  NATURA COSMETICOS SA                                                                                         119,569
      14,906  NEW CLICKS HOLDINGS LIMITED                                                                                   31,843
       8,635  NUTRI SYSTEM INCORPORATED+<<                                                                                 468,276
      30,168  OFFICE DEPOT INCORPORATED+                                                                                   737,608
       4,000  OKUWA COMPANY LIMITED                                                                                         49,054
       2,010  ORIX CORPORATION                                                                                             430,677
       8,726  ORKLA ASA                                                                                                    141,291
      14,735  PETSMART INCORPORATED<<                                                                                      511,305
       9,117  PRICELINE.COM INCORPORATED+<<                                                                                756,529
     100,164  RITE AID CORPORATION+<<                                                                                      507,831
         800  RYOHIN KEIKAKU COMPANY LIMITED                                                                                51,749

130 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
     152,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                 $        50,487
       1,124  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                     33,624
       3,600  SHIMACHU COMPANY LIMITED                                                                                      97,625
       2,000  SHOPPERS DRUG MART CORPORATION                                                                               100,871
       2,930  SK NETWORKS COMPANY LIMITED+                                                                                  71,041
       8,674  SPECIALTY STORES LIMITED                                                                                      32,503
      18,902  STAPLES INCORPORATED                                                                                         448,923
       8,000  UNY COMPANY LIMITED                                                                                           69,712
      12,447  VALUEVISION MEDIA INCORPORATED+                                                                              104,928
      27,681  WALGREEN COMPANY                                                                                           1,247,583
      37,659  WOOLWORTHS HOLDINGS LIMITED                                                                                  103,923
      18,262  ZALE CORPORATION+                                                                                            410,347

                                                                                                                        13,843,911
                                                                                                                   ---------------
MISCELLANEOUS SERVICES: 0.07%
       6,692  DUN & BRADSTREET CORPORATION                                                                                 652,805
      13,042  IFIL INVESTMENTS SPA                                                                                         127,119
      47,471  INVERSIONES AGUAS METROPOLITANAS SA+                                                                          57,736

                                                                                                                           837,660
                                                                                                                   ---------------
MOTION PICTURES: 0.43%
      11,958  AVID TECHNOLOGY INCORPORATED+<<                                                                              368,665
       2,000  ESUN HOLDINGS LIMITED+                                                                                         1,282
      50,839  NEWS CORPORATION CLASS A                                                                                   1,028,473
      11,488  NEWS CORPORATION CLASS B                                                                                     249,749
       5,400  ON*MEDIA CORPORATION+                                                                                         43,221
       5,000  TELEVISION BROADCASTS LIMITED                                                                                 30,522
      79,889  TIME WARNER INCORPORATED                                                                                   1,516,293
       2,900  TOHO COMPANY LIMITED TOKYO                                                                                    61,236
       6,370  TVN SA PLN                                                                                                    53,325
      51,500  WALT DISNEY COMPANY                                                                                        1,730,400

                                                                                                                         5,083,166
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.25%
      20,204  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                       105,585
       4,638  CON-WAY INCORPORATED                                                                                         224,850
      22,000  COSCO PACIFIC LIMITED                                                                                         61,083
       2,080  DSV A/S                                                                                                       47,357
       7,821  FORWARD AIR CORPORATION                                                                                      274,048
      14,652  LANDSTAR SYSTEM INCORPORATED                                                                                 630,183
       3,000  MITSUBISHI LOGISTICS CORPORATION                                                                              40,962
      21,000  NIPPON EXPRESS COMPANY LIMITED                                                                               110,631
       8,347  OLD DOMINION FREIGHT LINE+<<                                                                                 240,394
       5,000  SANKYU INCORPORATED                                                                                           27,723
       3,000  SEINO HOLDINGS COMPANY LIMITED                                                                                29,640
      21,000  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                   57,655
      20,258  WERNER ENTERPRISES INCORPORATED<<                                                                            377,001
      22,001  YRC WORLDWIDE INCORPORATED+<<                                                                                677,851

                                                                                                                         2,904,963
                                                                                                                   ---------------
MULTI MEDIA: 0.00%
         280  SANOMAWSOY OYJ                                                                                                 8,536
                                                                                                                   ---------------
MULTI-INDUSTRY COMPANIES: 0.01%
      21,000  FRASER & NEAVE LIMITED                                                                                        68,331
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.74%
       1,870  ACOM COMPANY LIMITED                                                                                 $        55,879
       1,700  AEON CREDIT SERVICE COMPANY LIMITED                                                                           20,936
       1,650  AIFUL CORPORATION                                                                                             32,989
      29,380  AMERICAN EXPRESS COMPANY                                                                                   1,722,256
      15,168  AMERICREDIT CORPORATION+<<                                                                                   262,558
         462  BANCA ITALEASE SPA                                                                                            10,542
       6,427  BRADFORD & BINGLEY PLC                                                                                        49,177
       8,661  CAPITAL ONE FINANCIAL CORPORATION                                                                            560,020
      18,166  CAPITAL SOURCE INCORPORATED<<                                                                                323,900
         937  CATTLES PLC                                                                                                    6,891
      25,179  CIT GROUP INCORPORATED                                                                                       945,975
       3,275  COMPUCREDIT CORPORATION+<<                                                                                    69,496
      11,188  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                          222,082
      10,713  CREDIT SUISSE GROUP                                                                                          699,637
       9,326  DISCOVER FINANCIAL SERVICES+                                                                                 215,804
      20,207  FANNIE MAE                                                                                                 1,325,781
     215,220  FIRST FINANCIAL HOLDING COMPANY LIMITED+                                                                     148,697
       6,699  FIRST MARBLEHEAD CORPORATION<<                                                                               224,350
      13,822  FREDDIE MAC                                                                                                  851,573
       4,600  HITACHI CAPITAL CORPORATION                                                                                   57,684
       2,700  IBJ LEASING COMPANY LIMITED                                                                                   54,331
       1,108  INTERNATIONAL PERSONAL FINANCE PLC+                                                                            4,351
       1,962  IRISH LIFE & PERMANENT PLC                                                                                    48,777
       1,580  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                     62,359
         311  ORIX CORPORATION ADR                                                                                          33,056
      12,960  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                       229,133
       1,750  PROMISE COMPANY LIMITED                                                                                       48,212
         554  PROVIDENT FINANCIAL PLC                                                                                        9,718
       4,800  SAMPO OYJ                                                                                                    137,249
           7  SHINKIN CENTRAL BANK                                                                                          30,167
     107,060  TAIWAN COOPERATIVE BANK                                                                                       73,969
       5,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                        23,577
       3,100  TOKYO LEASING COMPANY                                                                                         33,011
       5,000  UFJ NICOS COMPANY LIMITED                                                                                     13,516

                                                                                                                         8,607,653
                                                                                                                   ---------------
NON-FERROUS METALS: 0.00%
         400  SUMITOMO TITANIUM CORPORATION                                                                                 31,367
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.04%
      24,900  XEROX CORPORATION+                                                                                           426,537
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 4.58%
         700  ADDAX PETROLEUM CORPORATION                                                                                   23,068
       9,856  ANADARKO PETROLEUM CORPORATION                                                                               482,747
       2,300  AOC HOLDINGS INCORPORATED                                                                                     33,669
       6,793  APACHE CORPORATION                                                                                           525,642
         610  ARKEMA+                                                                                                       37,876
       7,108  ATWOOD OCEANICS INCORPORATED+<<                                                                              540,137
       3,779  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                     10,145
      24,475  BEACH PETROLEUM LIMITED                                                                                       27,443
      36,113  BG GROUP PLC                                                                                                 578,134
      31,352  BJ SERVICES COMPANY                                                                                          777,843
         424  BOURBON SA                                                                                                    27,842
     204,327  BP PLC                                                                                                     2,296,758
      26,169  CABOT OIL & GAS CORPORATION                                                                                  872,474

132 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       1,298  CAIRN ENERGY PLC+                                                                                    $        47,029
       5,627  CANADIAN NATURAL RESOURCES LIMITED                                                                           384,672
       2,251  CANADIAN OIL SANDS TRUST                                                                                      64,993
      14,065  CHENIERE ENERGY INCORPORATED+<<                                                                              507,465
      72,000  CHINA OILFIELD SERVICES LIMITED CLASS H                                                                      138,503
     630,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                       686,745
         119  CIA ESPANOLA DE PETROLEOS SA                                                                                  11,315
      10,472  CIMAREX ENERGY COMPANY                                                                                       375,002
      50,000  CNPC (HONG KONG) LIMITED                                                                                      26,546
      14,000  COSMO OIL COMPANY LIMITED                                                                                     63,598
      12,903  DENBURY RESOURCES INCORPORATED+<<                                                                            513,281
       8,705  DEVON ENERGY CORPORATION                                                                                     655,574
       1,685  DIAMOND OFFSHORE DRILLING INCORPORATED                                                                       177,195
       7,950  ENCANA CORPORATION                                                                                           465,933
       1,269  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                         18,072
         604  ENERPLUS RESOURCES                                                                                            25,567
       9,439  ENI SPA<<                                                                                                    651,102
      16,042  ENSCO INTERNATIONAL INCORPORATED                                                                             869,797
       1,247  ENSIGN ENERGY SERVICES INCORPORATED                                                                           21,846
       6,648  EOG RESOURCES INCORPORATED                                                                                   447,809
      31,540  EXCO RESOURCES INCORPORATED+                                                                                 529,872
      39,520  FOREST OIL CORPORATION+<<                                                                                  1,527,448
       2,281  GALP ENERGIA SGPS SA                                                                                          34,149
     123,090  GAZPROM ADR<<                                                                                              5,114,390
      33,257  GLOBAL INDUSTRIES LIMITED+                                                                                   804,154
      69,861  GREY WOLF INCORPORATED+<<                                                                                    463,877
       5,054  GRUPA LOTOS SA+                                                                                               78,710
      24,838  HALLIBURTON COMPANY                                                                                          859,143
       8,659  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                   332,765
      74,808  HONG KONG & CHINA GAS COMPANY LIMITED                                                                        172,686
      61,794  HORIZON OIL LIMITED+                                                                                          15,931
       2,400  HUSKY ENERGY INCORPORATED                                                                                     88,068
         600  IDEMITSU KOSAN COMPANY LIMITED                                                                                65,705
         500  JAPAN PETROLEUM EXPLORATION COMPANY                                                                           31,954
       4,002  JOHN WOOD GROUP PLC                                                                                           29,170
      28,380  LUKOIL ADR<<                                                                                               2,119,986
         692  LUNDIN PETROLEUM AB+                                                                                           6,671
      30,496  MARINER ENERGY INCORPORATED+<<                                                                               639,501
     174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                                             72,268
       2,949  MOL HUNGARIAN OIL & GAS PLC                                                                                  420,312
       1,291  NESTE OIL OYJ LIMITED                                                                                         44,635
      31,969  NEWPARK RESOURCES INCORPORATED+<<                                                                            179,026
       4,600  NEXEN INCORPORATED                                                                                           128,634
      14,594  NEXUS ENERGY LIMITED+                                                                                         21,321
         364  NIKO RESOURCES LIMITED                                                                                        32,057
      21,000  NIPPON MINING HOLDINGS INCORPORATED                                                                          189,887
      32,000  NIPPON OIL CORPORATION                                                                                       270,006
      29,204  NOBLE CORPORATION                                                                                          1,432,748
       7,291  NORSK HYDRO ASA                                                                                              270,127
      17,462  OCCIDENTAL PETROLEUM CORPORATION                                                                             989,921
      14,560  OCEANEERING INTERNATIONAL INCORPORATED+                                                                      977,850
      37,539  OIL REFINERIES LIMITED+                                                                                       29,044
      17,921  OIL SEARCH LIMITED                                                                                            53,976
       1,064  OILEXCO INCORPORATED+                                                                                         13,008
       1,456  OMV AG                                                                                                        90,345

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       1,721  OPTI CANADA INCORPORATED+                                                                            $        31,780
      16,832  ORIGIN ENERGY LIMITED                                                                                        137,348
      39,966  PARKER DRILLING COMPANY+                                                                                     311,335
         600  PENN WEST ENERGY TRUST                                                                                        17,295
       5,100  PETRO-CANADA                                                                                                 260,119
     704,000  PETROCHINA COMPANY LIMITED                                                                                 1,029,233
      42,181  PETROLEO BRASILEIRO SA                                                                                     1,305,203
       1,428  PETROLEUM GEO-SERVICES ASA+                                                                                   33,556
       7,431  PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                     278,885
       6,944  POGO PRODUCING COMPANY                                                                                       345,881
      18,016  PRIDE INTERNATIONAL INCORPORATED+                                                                            633,623
         550  PROSAFE ASA                                                                                                    8,302
      65,100  PTT EXPLORATION & PRODUCTION PCL                                                                             231,484
      26,400  PTT PCL                                                                                                      235,453
       5,400  PTT PCL THB                                                                                                   48,161
       5,627  QUICKSILVER RESOURCES INCORPORATED+<<                                                                        224,799
      16,238  RANGE RESOURCES CORPORATION<<                                                                                589,602
      64,100  RAYONG REFINERY PCL+                                                                                          43,904
       8,597  REPSOL YPF SA                                                                                                310,114
      25,222  ROYAL DUTCH SHELL PLC CLASS A                                                                                978,937
      28,845  ROYAL DUTCH SHELL PLC CLASS B                                                                              1,124,790
       2,444  SAIPEM SPA                                                                                                    91,523
      13,462  SANTOS LIMITED                                                                                               145,988
      32,600  SCHLUMBERGER LIMITED                                                                                       3,145,900
       6,422  SEACOR HOLDINGS INCORPORATED+                                                                                563,852
       4,200  SHOWA SHELL SEKIYU KK                                                                                         50,999
       8,264  SNAM RETE GAS SPA                                                                                             48,661
      18,329  SOUTHWESTERN ENERGY COMPANY+                                                                                 681,656
      16,648  ST. MARY LAND & EXPLORATION COMPANY<<                                                                        555,211
      10,087  STONE ENERGY CORPORATION+                                                                                    332,367
      21,460  SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                                     833,077
       3,300  SURGUTNEFTEGAZ                                                                                               214,500
      19,030  SURGUTNEFTEGAZ ADR<<                                                                                       1,208,405
      10,500  TALISMAN ENERGY INCORPORATED                                                                                 180,170
       1,002  TECHNIP SA                                                                                                    79,974
      18,908  TETRA TECHNOLOGIES INCORPORATED+<<                                                                           377,971
       5,000  TONENGENERAL SEKIYU KK                                                                                        49,529
      23,686  TOTAL SA                                                                                                   1,782,710
       7,830  TRANSOCEAN INCORPORATED+                                                                                     822,855
       1,149  TRICAN WELL SERVICE LIMITED                                                                                   20,456
       6,855  TULLOW OIL PLC                                                                                                70,766
      16,416  ULTRA PETROLEUM CORPORATION+                                                                                 876,614
      12,269  UNIT CORPORATION+                                                                                            601,917
       4,468  UTS ENERGY CORPORATION+                                                                                       23,694
       8,160  W-H ENERGY SERVICES INCORPORATED+                                                                            518,650
       9,366  WEATHERFORD INTERNATIONAL LIMITED+                                                                           546,787
       1,617  WESTERN OIL SANDS INCORPORATED+                                                                               57,299
       9,670  WOODSIDE PETROLEUM LIMITED                                                                                   358,523
      10,051  XTO ENERGY INCORPORATED                                                                                      546,372

                                                                                                                        53,481,397
                                                                                                                   ---------------
OIL FIELD SERVICES: 0.00%
         591  FUGRO NV                                                                                                      41,060
                                                                                                                   ---------------

134 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS: 0.55%
      13,305  BEMIS COMPANY INCORPORATED                                                                           $       397,420
      20,862  BOWATER INCORPORATED<<                                                                                       351,316
       4,088  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                              148,300
      76,338  DOMTAR CORPORATION+                                                                                          610,704
       1,810  HANSOL PAPER COMPANY                                                                                          31,347
       5,000  HOKUETSU PAPER MILLS LIMITED                                                                                  25,477
      10,000  INTERNATIONAL PAPER COMPANY                                                                                  351,100
       9,516  KIMBERLY-CLARK CORPORATION                                                                                   653,654
       6,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                         24,123
      23,658  MEADWESTVACO CORPORATION                                                                                     747,356
       2,558  MONDI PLC                                                                                                     25,244
       3,464  NEENAH PAPER INCORPORATED                                                                                    120,166
      24,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                           71,714
          21  NIPPON PAPER GROUP INCORPORATED                                                                               70,731
         500  NORSKE SKOGINDUSTRIER ASA                                                                                      6,089
      20,000  OJI PAPER COMPANY LIMITED                                                                                    100,009
      11,379  PACKAGING CORPORATION OF AMERICA                                                                             296,423
      17,016  PACTIV CORPORATION+                                                                                          497,718
       8,679  PAPERLINX LIMITED                                                                                             24,009
      14,624  POTLATCH CORPORATION                                                                                         658,665
       5,000  RENGO COMPANY LIMITED                                                                                         31,220
       8,799  SAPPI LIMITED                                                                                                138,356
      24,200  SHANDONG CHENMING PAPER HOLDINGS                                                                              23,866
      12,931  SONOCO PRODUCTS COMPANY                                                                                      465,775
       5,500  STORA ENSO OYJ                                                                                                98,000
       5,700  SVENSKA CELLULOSA AB                                                                                          98,747
       5,000  UPM-KYMMENE OYJ                                                                                              113,271
      22,344  WAUSAU PAPER CORPORATION                                                                                     250,923

                                                                                                                         6,431,723
                                                                                                                   ---------------
PERSONAL SERVICES: 0.24%
       5,316  FIRST CHOICE HOLIDAYS PLC                                                                                     31,700
      38,211  H & R BLOCK INCORPORATED                                                                                     758,106
      11,709  REGIS CORPORATION                                                                                            386,514
     112,343  SERVICE CORPORATION INTERNATIONAL US                                                                       1,372,831
       3,711  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                   192,749
       3,822  WORLEYPARSONS LIMITED                                                                                        120,745

                                                                                                                         2,862,645
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.33%
      97,165  POLISH OIL AND GAS                                                                                           180,756
       7,076  ASHLAND INCORPORATED                                                                                         423,074
       2,843  CALTEX AUSTRALIA LIMITED                                                                                      56,310
      45,566  CHEVRON CORPORATION                                                                                        3,998,872
       3,200  CIA BRASILEIRA DE PETROLEO IPIRANGA SA                                                                        43,221
     327,000  CNOOC LIMITED                                                                                                399,647
         689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                                35,477
      31,986  CONOCOPHILLIPS                                                                                             2,619,334
       7,298  ENI SPA                                                                                                      252,320
     120,322  EXXON MOBIL CORPORATION                                                                                   10,315,205
      60,000  FORMOSA PETROCHEMICAL CORPORATION                                                                            167,273
      15,992  HEADWATERS INCORPORATED+<<                                                                                   264,188
       5,817  HESS CORPORATION                                                                                             356,989
      12,625  HOLLY CORPORATION                                                                                            841,456
       2,800  IMPERIAL OIL LIMITED                                                                                         122,527

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
          19  INPEX HOLDINGS INCORPORATED                                                                          $       173,936
      14,326  MARATHON OIL CORPORATION                                                                                     772,028
   1,071,000  PETRON CORPORATION                                                                                           131,171
      45,300  PETRONAS DAGANGAN BHD                                                                                        108,673
         585  PETROPLUS HOLDINGS AG+                                                                                        50,811
      11,648  POLSKI KONCERN NAFTOWY ORLEN SA                                                                              238,273
      11,780  ROYAL DUTCH SHELL PLC CLASS A                                                                                456,706
       2,750  S-OIL CORPORATION                                                                                            221,571
       1,417  SBM OFFSHORE NV                                                                                               53,103
       2,507  SEADRILL LIMITED+                                                                                             46,656
      14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                               44,204
       6,000  SINGAPORE PETROLEUM CO LTD                                                                                    23,223
       1,174  SK CORPORATION                                                                                               180,798
       2,874  SK ENERGY COMPANY LIMITED+                                                                                   393,594
       6,000  STATOIL ASA                                                                                                  172,897
       4,800  SUNCOR ENERGY INCORPORATED                                                                                   430,000
      15,848  SUNOCO INCORPORATED                                                                                        1,159,123
      17,808  TESORO CORPORATION                                                                                           878,469
      85,700  THAI OIL PCL                                                                                                 204,821
      12,000  TOHO GAS COMPANY LIMITED                                                                                      61,042
       4,557  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                        104,305
      11,451  VALERO ENERGY CORPORATION                                                                                    784,508
       6,364  WD-40 COMPANY<<                                                                                              221,276
       7,386  WORLD FUEL SERVICES CORPORATION<<                                                                            284,730

                                                                                                                        27,272,567
                                                                                                                   ---------------
PHARMACEUTICALS: 0.01%
         425  DAEWOONG PHARMACEUTICAL COMPANY LIMITED                                                                       31,208
       2,670  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                         35,191
                                                                                                                            66,399
                                                                                                                   ---------------
PIPELINES: 0.02%
       5,600  TRANSCANADA CORPORATION                                                                                      195,152
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 1.96%
         729  ACESITA SA                                                                                                    29,725
      14,000  AICHI STEEL CORPORATION                                                                                       73,875
      29,571  AK STEEL HOLDING CORPORATION+<<                                                                            1,182,840
       3,500  ALCAN INCORPORATED                                                                                           345,526
      18,065  ALCOA INCORPORATED                                                                                           659,914
      10,481  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,041,707
     110,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                        301,180
       1,700  ASAHI PRETEC CORPORATION                                                                                      48,303
      11,981  BELDEN CDT INCORPORATED<<                                                                                    582,396
       8,746  CAP SA                                                                                                       202,056
       6,843  CARPENTER TECHNOLOGY CORPORATION                                                                             799,536
      11,508  CHAPARRAL STEEL COMPANY<<                                                                                    983,934
      18,000  CHINA ORIENTAL GROUP COMPANY LIMITED                                                                           9,072
     327,540  CHINA STEEL CORPORATION                                                                                      444,660
       2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                             18,952
      53,000  CHUNG HUNG STEEL CORPORATION+                                                                                 24,252
       4,713  CIA SIDERURGICA NACIONAL SA                                                                                  266,998
      16,310  COMMSCOPE INCORPORATED+<<                                                                                    923,146
       2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                                           108,990

136 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRIMARY METAL INDUSTRIES (Continued)
      14,733  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                $       115,620
       1,880  EXXARO RESOURCES LIMITED                                                                                      19,159
      23,000  FENG HSIN IRON & STEEL COMPANY                                                                                30,980
      13,862  GENERAL CABLE CORPORATION+<<                                                                                 806,491
       8,251  GERDAU SA                                                                                                    199,757
       2,000  GODO STEEL LIMITED                                                                                             7,635
      58,944  HINDALCO INDUSTRIES LIMITED GDR<<                                                                            222,514
       2,000  HITACHI METALS LIMITED                                                                                        23,007
       6,792  HUBBELL INCORPORATED CLASS B<<                                                                               367,991
     102,000  HUNAN NON-FERROUS METAL CORPORATION LIMITED+                                                                  59,387
       2,650  HYUNDAI STEEL COMPANY                                                                                        211,819
      14,000  JFE HOLDINGS INCORPORATED                                                                                    914,069
       6,050  JSC MMC NORILSK NICKEL ADR<<                                                                               1,349,150
       3,744  KAISER ALUMINUM CORPORATION                                                                                  254,292
         401  KOREA IRON & STEEL COMPANY LIMITED                                                                            38,420
      24,000  KURIMOTO LIMITED                                                                                              68,400
       1,700  MARUICHI STEEL TUBE LIMITED                                                                                   45,073
       8,228  MATTHEWS INTERNATIONAL CORPORATION                                                                           354,956
      65,000  MIDAS HOLDINGS LIMITED                                                                                        60,550
      10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                48,018
         571  MITTAL STEEL COMPANY NV                                                                                       37,554
       8,535  MITTAL STEEL COMPANY NV ADR                                                                                  562,388
       9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                                            160,993
      13,746  MUELLER INDUSTRIES INCORPORATED                                                                              476,161
      14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                  35,063
   5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                                    50,535
      19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                         85,819
     152,000  NIPPON STEEL CORPORATION                                                                                   1,065,930
       2,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                            22,562
      15,000  NSK LIMITED                                                                                                  129,027
      17,543  ONESTEEL LIMITED                                                                                              87,010
       1,563  POLIMEX MOSTOSTAL SA                                                                                         128,895
       3,009  POSCO                                                                                                      1,840,740
       3,749  PRECISION CASTPARTS CORPORATION                                                                              488,532
         852  RAUTARUUKKI OYJ                                                                                               46,379
       5,920  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                     412,742
       9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                           75,240
      31,300  SHANGHAI ZHENHUA PORT MACHINERY COMPANY CLASS B                                                               67,107
      18,000  TA CHEN STAINLESS PIPE COMPANY                                                                                25,909
       4,500  TENARIS SA                                                                                                   105,254
       7,226  TEXAS INDUSTRIES INCORPORATED<<                                                                              532,701
       3,740  THYSSENKRUPP AG                                                                                              218,567
      14,935  TITANIUM METALS CORPORATION+<<                                                                               468,212
       3,000  TOHO ZINC COMPANY LIMITED                                                                                     25,883
       4,000  TOPY INDUSTRIES LIMITED                                                                                       13,334
      10,124  TREDEGAR CORPORATION                                                                                         176,968
      21,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                                          28,127
      15,481  UNITED STATES STEEL CORPORATION                                                                            1,462,645
       2,709  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                       180,724
      25,656  WORTHINGTON INDUSTRIES<<                                                                                     542,881
       1,200  YAMATO KOGYO COMPANY LIMITED                                                                                  51,300
       3,000  YODOGAWA STEEL WORKS LIMITED                                                                                  15,830
         413  ZAKLADY METALI LEKKICH                                                                                        31,645

                                                                                                                        22,897,007
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.94%
       2,555  AGGREKO PLC                                                                                          $        27,586
      19,140  AMERICAN GREETINGS CORPORATION CLASS A                                                                       473,524
      10,861  BELO CORPORATION CLASS A                                                                                     187,244
       9,832  BOWNE & COMPANY INCORPORATED                                                                                 166,652
       5,920  CAPITA GROUP PLC                                                                                              89,581
      12,745  CBS CORPORATION CLASS B                                                                                      401,595
      16,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                          233,664
         935  EMAP PLC                                                                                                      17,070
       8,627  EW SCRIPPS COMPANY CLASS A                                                                                   354,570
       4,518  GANNETT COMPANY INCORPORATED<<                                                                               212,346
      13,932  HAYS PLC                                                                                                      44,664
         170  HEIDELBERGER DRUCKMASCHINEN AG                                                                                 7,705
      18,723  IDEARC INCORPORATED                                                                                          639,016
       1,578  INTERTEK GROUP PLC                                                                                            31,244
      12,599  JOHN WILEY & SONS INCORPORATED                                                                               522,481
       2,905  JOHNSTON PRESS PLC                                                                                            22,565
       4,000  KOMORI CORPORATION                                                                                            94,309
      13,903  LEE ENTERPRISES INCORPORATED                                                                                 241,495
      20,902  MCCLATCHY COMPANY CLASS A<<                                                                                  471,967
       9,114  MCGRAW-HILL COMPANIES INCORPORATED                                                                           459,892
       9,158  MEDIA GENERAL INCORPORATED CLASS A                                                                           255,691
      10,324  MEREDITH CORPORATION                                                                                         577,112
      10,946  NASPERS LIMITED                                                                                              274,618
      18,168  NEW YORK TIMES COMPANY CLASS A<<                                                                             399,333
         900  NISSHA PRINTING COMPANY LIMITED                                                                               25,028
       1,278  PAGESJAUNES SA                                                                                                25,905
       6,956  PEARSON PLC                                                                                                  104,487
       8,499  PUBLISHING & BROADCASTING LIMITED                                                                            124,652
         644  RANDSTAD HOLDINGS NV                                                                                          36,039
      12,154  REED ELSEVIER PLC                                                                                            146,666
       7,441  RH DONNELLEY CORPORATION+<<                                                                                  437,754
      28,629  RR DONNELLEY & SONS COMPANY                                                                                1,025,491
      12,922  SCHOLASTIC CORPORATION+<<                                                                                    440,382
       4,818  SERCO GROUP PLC                                                                                               41,019
       3,861  SEVEN NETWORK LIMITED                                                                                         37,257
      33,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                              93,955
      33,600  STAR PUBLICATIONS LIMITED                                                                                     32,626
       1,800  THOMSON CORPORATION                                                                                           76,193
       1,000  TIS INCORPORATED                                                                                              21,591
      13,000  TOPPAN PRINTING COMPANY LIMITED                                                                              130,460
       5,275  TRIBUNE COMPANY<<                                                                                            145,326
      16,958  VALASSIS COMMUNICATIONS INCORPORATED+                                                                        154,657
       1,728  VEDIOR NV                                                                                                     39,241
      16,181  VIACOM INCORPORATED CLASS B+<<                                                                               638,502
      10,649  VISTAPRINT LIMITED+<<                                                                                        350,139
         665  WASHINGTON POST COMPANY CLASS B                                                                              509,157
       3,258  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                    40,931
       3,040  WOLTERS KLUWER NV                                                                                             88,540
       2,550  YELLOW PAGES INCOME FUND                                                                                      32,938

                                                                                                                        11,004,860
                                                                                                                   ---------------
PROPERTIES: 0.01%
      24,200  SHANGHAI LUJIAZUI FINANCE & TRADE ZONE DEVELOPMENT COMPANY LIMITED                                            58,806
                                                                                                                   ---------------

138 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
RAILROAD TRANSPORTATION: 0.38%
      78,069  ALL AMERICA LATINA LOGISTICA                                                                         $       155,183
       7,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     608,625
       4,900  CANADIAN NATIONAL RAILWAY COMPANY                                                                            258,456
       1,400  CANADIAN PACIFIC RAILWAY LIMITED                                                                              98,371
          44  CENTRAL JAPAN RAILWAY COMPANY                                                                                493,998
          92  EAST JAPAN RAILWAY COMPANY                                                                                   733,362
      26,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                         132,032
       7,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                       27,144
      10,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                               63,045
      11,000  KEIO CORPORATION                                                                                              67,735
       7,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                       38,449
      38,000  KINTETSU CORPORATION                                                                                         113,550
      20,435  MTR CORPORATION LIMITED                                                                                       49,740
      19,000  NAGOYA RAILROAD COMPANY LIMITED                                                                               55,462
       9,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                       26,816
       7,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                         24,544
       8,300  NORFOLK SOUTHERN CORPORATION                                                                                 425,043
      12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                       73,271
       8,000  SAGAMI RAILWAY COMPANY LIMITED                                                                                27,429
      16,000  TOBU RAILWAY COMPANY LIMITED                                                                                  71,992
       5,555  UNION PACIFIC CORPORATION                                                                                    619,771
      85,000  WAN HAI LINES LIMITED                                                                                         60,015
          45  WEST JAPAN RAILWAY COMPANY                                                                                   217,247

                                                                                                                         4,441,280
                                                                                                                   ---------------

REAL ESTATE: 1.03%
       1,000  AEON MALL COMPANY LIMITED                                                                                     30,141
      28,000  AGILE PROPERTY HOLDINGS LIMITED                                                                               50,990
      47,283  ALLAN GRAY PROPERTY TRUST                                                                                     42,390
      18,000  ALLGREEN PROPERTIES LIMITED                                                                                   20,192
      10,992  AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                          3,014
         200  ATRIUM COMPANY LIMITED                                                                                         5,665
      24,000  BAOYE GROUP COMPANY LIMITED                                                                                   44,937
       3,283  BRASCAN RESIDENTIAL PROPERTIES SA+                                                                            18,155
       6,185  BRITISH LAND COMPANY PLC                                                                                     161,244
       2,419  BRIXTON PLC                                                                                                   19,290
       5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             10,490
      16,000  CAPITACOMMERICAL TRUST                                                                                        26,451
      37,000  CAPITALAND LIMITED                                                                                           179,618
       1,600  CASTELLUM AB                                                                                                  19,832
      55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                25,667
      21,925  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                 647,226
      17,260  CENTRO PROPERTIES GROUP                                                                                      115,696
       1,328  CENTRO RETAIL GROUP                                                                                            1,804
      47,466  CFS RETAIL PROPERTY TRUST                                                                                     92,071
       5,198  CHARTER HALL GROUP+                                                                                           11,742
      33,000  CHEUNG KONG HOLDINGS LIMITED                                                                                 485,415
       9,500  CHINA MERCHANTS PROPERTY DEVELOPMENT COMPANY LIMITED                                                          47,271
      72,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                     150,507
      22,000  CHINA RESOURCES LAND LIMITED                                                                                  38,032
          50  CHINA VANKE COMPANY LIMITED CLASS B                                                                              147
      20,309  CHINESE ESTATES HOLDINGS LIMITED                                                                              29,796
       9,000  CITY DEVELOPMENTS LIMITED                                                                                     87,972
     114,317  COMMONWEALTH PROPERTY OFFICE FUND                                                                            157,186
     363,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED+                                                                     558,630

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE (continued)
       2,300  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                             $       108,654
     110,335  DB RREEF TRUST                                                                                               181,511
         878  DERWENT VALLEY HOLDINGS PLC                                                                                   31,759
       1,176  ECHO INVESTMENT                                                                                               37,489
       4,586  FKP PROPERTY GROUP                                                                                            26,274
         164  FONCIERE DES REGIONS                                                                                          25,587
       6,802  FOREST CITY ENTERPRISES INCORPORATED                                                                         377,851
           2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                   15,200
       4,364  GAFISA SA                                                                                                     51,158
      22,565  GALILEO SHOPPING AMERICA T                                                                                    20,223
         133  GECINA SA                                                                                                     21,827
      73,600  GENTING INTERNATIONAL PLC+                                                                                    30,660
         310  GOLDCREST COMPANY LIMITED                                                                                     14,056
     273,900  GOLDEN LAND PROPERTY PCL+                                                                                     61,869
      45,916  GPT GROUP                                                                                                    179,632
      10,089  GREAT EAGLE HOLDINGS LIMITED                                                                                  31,893
       1,892  GREAT PORTLAND ESTATES PLC                                                                                    24,681
      12,000  GREENTOWN CHINA HOLDINGS LIMITED+                                                                             26,039
         100  GUANGZHOU R&F PROPERTIES                                                                                         404
      14,666  GUOCOLAND LIMITED                                                                                             45,797
       2,735  HAMMERSON PLC                                                                                                 73,232
      18,000  HANG LUNG GROUP LIMITED                                                                                       85,987
      41,000  HANG LUNG PROPERTIES LIMITED                                                                                 150,116
       3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                                             21,194
      18,000  HENDERSON INVESTMENTS LIMITED                                                                                 29,132
      13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                    90,194
      24,000  HONGKONG LAND HOLDINGS LIMITED                                                                                92,160
      30,000  HOPEWELL HOLDINGS                                                                                            142,928
      10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                           33,408
      12,227  HYSAN DEVELOPMENT COMPANY LIMITED                                                                             30,796
         329  ICADE+                                                                                                        20,074
      56,200  IGB CORPORATION BHD                                                                                           39,323
       4,144  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                               50,750
       4,343  IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                             53,720
      16,507  ING INDUSTRIAL FUND                                                                                           36,207
      24,988  ING OFFICE FUND                                                                                               35,586
      33,792  INVESTA PROPERTY GROUP                                                                                        82,695
         855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                    14,535
         376  IVG IMMOBILIEN AG                                                                                             13,451
           3  JAPAN EXCELLENT INCORPORATED                                                                                  26,427
           2  JAPAN LOGISTICS FUND INCORPORATED                                                                             16,772
         300  JOINT CORPORATION                                                                                              8,498
       3,886  JONES LANG LASALLE INCORPORATED                                                                              433,988
           3  KENEDIX REALTY INVESTMENT                                                                                     20,054
       6,000  KEPPEL LAND LIMITED                                                                                           30,308
       9,552  KERRY PROPERTIES LIMITED                                                                                      70,682
         229  KLEPIERRE                                                                                                     36,121
      12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                           24,161
       4,242  LAND SECURITIES GROUP PLC                                                                                    154,979
       6,753  LEND LEASE CORPORATION LIMITED                                                                               106,174
       2,700  LEOPALACE21 CORPORATION                                                                                       83,479
       2,914  LIBERTY INTERNATIONAL PLC                                                                                     70,446
     123,500  MACQUAIRE OFFICE TRUST                                                                                       158,694
      31,993  MACQUARIE COUNTRYWIDE TRUST                                                                                   54,464
      32,735  MACQUARIE GOODMAN GROUP                                                                                      180,578

140 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
REAL ESTATE (continued)
        257,000   MEGAWORLD CORPORATION+                                                                           $        19,327
          2,590   MEINL EUROPEAN LAND LIMITED+                                                                              47,314
          7,805   MERITAGE CORPORATION+<<                                                                                  141,427
             55   METROVACESA SA                                                                                             5,859
         24,000   MIDLAND HOLDINGS LIMITED                                                                                  16,928
         43,283   MIRVAC GROUP                                                                                             190,587
         31,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                        829,951
         20,000   MITSUI FUDOSAN COMPANY LIMITED                                                                           523,361
         60,000   NEO-CHINA GROUP HOLDINGS LIMITED                                                                          15,081
              5   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                  19,561
              4   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                 23,318
            900   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                   25,494
             40   NTT URBAN DEVELOPMENT CORPORATION                                                                         71,854
              4   ORIX JREIT INCORPORATED                                                                                   27,498
         28,826   PARQUE ARAUCO                                                                                             34,949
            134   PSP SWISS PROPERTY AG                                                                                      7,222
         22,249   PUTRAJAYA PERDANA BHD                                                                                     27,323
          1,354   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                        22,086
          2,267   ROSSI RESIDENCIAL SA                                                                                      50,147
          1,177   SACYR VALLEHERMOSO SA                                                                                     46,658
          4,114   SEGRO PLC                                                                                                 45,375
         17,000   SHIMAO PROPERTY HOLDING LIMITED                                                                           44,911
         36,000   SHUI ON LAND LIMITED+                                                                                     38,042
         32,000   SHUN TAK HOLDINGS LIMITED                                                                                 48,097
         32,097   SINO LAND COMPANY                                                                                         75,080
        186,563   SM PRIME HOLDINGS INCORPORATED                                                                            48,104
         30,700   SP SETIA BHD                                                                                              63,127
         35,857   STEWART ENTERPRISES INCORPORATED                                                                         257,095
         34,919   STOCKLAND                                                                                                245,498
             40   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                 3,282
         11,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            360,048
         13,000   SUN HUNG KAI PROPERTIES LIMITED                                                                          173,386
            600   SURUGA CORPORATION                                                                                        10,571
          7,394   SYCOM PROPERTY FUND                                                                                       18,592
          7,555   THE ST. JOE COMPANY<<                                                                                    238,889
         10,000   TOKYU LAND CORPORATION                                                                                    92,236
          4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                              13,175
            839   UNIBAIL                                                                                                  202,012
         14,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                 25,716
          9,000   UNITED OVERSEAS LAND LIMITED                                                                              29,403
              3   UNITED URBAN INVESTMENT CORPORATION                                                                       21,064
          4,800   URBAN CORPORATION                                                                                         81,333
         16,858   VALAD PROPERTY GROUP                                                                                      27,181
         41,245   WESTFIELD GROUP                                                                                          706,534
         17,000   WHEELOCK AND COMPANY                                                                                      44,584
          7,000   WING TAI HOLDINGS LIMITED                                                                                 15,981
              2   ZEPHYR COMPANY LIMITED                                                                                     3,299

                                                                                                                        12,044,008
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.51%
         47,641   AMERICAN FINANCIAL REALTY TRUST                                                                          394,467
         18,000   ASCENDAS REIT                                                                                             27,750
         33,204   BRANDYWINE REALTY TRUST<<                                                                                855,999
            341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                      7,718
         18,019   CAPITAMALL TRUST                                                                                          40,191

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
            645   CORIO NV                                                                                         $        50,241
          6,307   FEDERAL REALTY INVESTMENT TRUST                                                                          530,229
         30,212   HEALTH CARE REIT INCORPORATED<<                                                                        1,205,459
         18,165   HEALTHCARE REALTY TRUST INCORPORATED                                                                     453,580
              9   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                 36,765
              8   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                  89,127
              7   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                  57,432
          5,000   K-REIT ASIA                                                                                                7,938
         23,538   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   486,766
        125,000   MACQUARIE MEAG PRIME REIT                                                                                100,043
              2   MORI HILLS REIT INVESTMENT CORPORATION                                                                    15,943
              2   MORI TRUST SOGO REIT INCORPORATED                                                                         22,973
             11   NIPPON BUILDING FUND INCORPORATED                                                                        141,549
              5   NOMURA REAL ESTATE OFFICE FUND                                                                            47,500
         13,741   PENNSYLVANIA REIT                                                                                        519,822
          1,009   RIOCAN REIT                                                                                               22,483
         31,480   SENIOR HOUSING PROPERTIES TRUST                                                                          640,303
         26,000   SUNTEC REIT                                                                                               30,190
         32,648   THE LINK REIT                                                                                             65,148
              3   TOKYU REIT INCORPORATED                                                                                   28,241
              3   TOP REIT INCORPORATED                                                                                     19,613
             59   WERELDHAVE NV                                                                                              7,064

                                                                                                                         5,904,534
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 0.08%
         28,111   UNITED RENTALS INCORPORATED+                                                                             916,419
                                                                                                                   ---------------
RETAIL DEPARTMENT STORES: 0.07%
          3,200   EDION CORPORATION                                                                                         33,910
         12,998   MEN'S WEARHOUSE INCORPORATED                                                                             658,739
         14,500   PARKSON RETAIL GROUP LIMITED                                                                             115,942
        188,400   ROBINSON DEPARTMENT STORE PCL+                                                                            57,657

                                                                                                                           866,248
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.38%
          8,617   A SCHULMAN INCORPORATED                                                                                  185,610
         18,070   AMCOR LIMITED                                                                                            112,400
          3,039   ANSELL LIMITED                                                                                            32,583
         21,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                        131,307
          7,323   BRIDGESTONE CORPORATION<<                                                                                293,135
         38,520   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                70,620
          1,449   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  182,526
          1,478   CONTINENTAL AG                                                                                           192,099
         22,954   COOPER TIRE & RUBBER COMPANY                                                                             560,996
         24,179   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        668,791
          4,510   HANKOOK TIRE COMPANY LIMITED                                                                              98,775
         17,077   JARDEN CORPORATION+<<                                                                                    559,955
            620   KOREA KUMHO PETROCHEMICAL COMPANY LIMITED                                                                 48,765
         24,978   NAN KANG RUBBER TIRE COMPANY LIMITED+                                                                     38,754
         17,130   SEALED AIR CORPORATION                                                                                   453,089
         23,009   TUPPERWARE BRANDS CORPORATION                                                                            708,447
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                           98,454

                                                                                                                         4,436,306
                                                                                                                   ---------------

142 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SCHOOLS: 0.00%
          8,686   ABC LEARNING CENTRES LIMITED                                                                     $        48,839
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.99%
            780   AGF MANAGEMENT LIMITED                                                                                    25,897
          4,420   ALLCO FINANCE GROUP LIMITED                                                                               31,871
          4,911   AMERIPRISE FINANCIAL INCORPORATED                                                                        299,620
          6,526   BABCOCK & BROWN LIMITED                                                                                  126,373
          2,317   BEAR STEARNS COMPANIES INCORPORATED                                                                      251,765
            411   BLACKROCK INCORPORATED NEW YORK SHARES                                                                    63,746
         20,100   BURSA MALAYSIA BHD                                                                                        57,978
          2,587   CABCHARGE AUSTRALIA LIMITED                                                                               21,046
         60,900   CAPITAL SECURITIES CORPORATION                                                                            36,540
         28,990   CHARLES SCHWAB CORPORATION                                                                               574,002
          2,210   CME GROUP INCORPORATED                                                                                 1,226,108
          4,830   DAEWOO SECURITIES COMPANY LIMITED                                                                        149,023
          1,910   DAISHIN SECURITIES COMPANY LIMITED                                                                        64,936
          1,956   DEUTSCHE BOERSE AG                                                                                       215,829
         45,946   E*TRADE FINANCIAL CORPORATION+<<                                                                         715,839
         16,161   EATON VANCE CORPORATION                                                                                  620,421
        204,500   ECM LIBRA AVENUE BHD                                                                                      53,147
         12,477   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 438,067
          4,640   FRANKLIN RESOURCES INCORPORATED                                                                          611,413
         52,444   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                    245,962
        296,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                 169,177
          7,743   GOLDMAN SACHS GROUP INCORPORATED                                                                       1,362,845
         92,146   GRUPO FINANCIERO BANORTE SA DE CV                                                                        375,833
        136,969   GRUPO FINANCIERO INBURSA SA DE CV                                                                        333,950
          1,000   GUOCO GROUP LIMITED                                                                                       13,440
          2,330   HYUNDAI SECURITIES COMPANY                                                                                71,020
          1,200   IGM FINANCIAL INCORPORATED                                                                                58,841
          6,348   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                925,983
            708   INTERMEDIATE CAPITAL GROUP PLC                                                                            21,213
          9,835   INTERNATIONAL SECURITIES EXCHANGE INCORPORATED                                                           653,044
          9,235   INVESTEC LIMITED                                                                                         104,138
         11,791   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                477,182
          1,900   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                  21,217
         13,674   JEFFERIES GROUP INCORPORATED                                                                             353,063
          3,847   JSE LIMITED                                                                                               38,261
         86,600   KIM ENG SECURITIES THAILAND PCL                                                                           61,334
          4,103   KINNEVIK INVESTMENT AB                                                                                    78,664
         39,064   KNIGHT CAPITAL GROUP INCORPORATED+                                                                       536,739
         27,355   LABRANCHE & COMPANY INCORPORATED+<<                                                                      172,063
         13,665   LAZARD LIMITED                                                                                           547,830
          3,673   LEGG MASON INCORPORATED                                                                                  318,890
         11,077   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    607,352
         32,562   MACQUARIE AIRPORTS GROUP                                                                                 115,929
         17,242   MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,270,735
            902   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                    80,270
          6,000   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                 58,140
         20,152   MORGAN STANLEY<<                                                                                       1,256,880
         11,285   NASDAQ STOCK MARKET INCORPORATED+<<                                                                      368,568
         12,600   NOMURA HOLDINGS INCORPORATED                                                                             223,076
         30,500   NOMURA HOLDINGS INCORPORATED ADR                                                                         538,935
          8,591   NUVEEN INVESTMENTS CLASS A                                                                               534,188
          5,806   NYSE EURONEXT INCORPORATED                                                                               422,289
          4,000   OKASAN HOLDINGS INCORPORATED                                                                              23,733

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
             12   PACIFIC MANAGEMENT CORPORATION                                                                   $        13,784
          4,588   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    235,640
         78,000   POLARIS SECURITIES COMPANY LIMITED+                                                                       39,827
         48,645   PRESIDENT SECURITIES CORPORATION                                                                          31,030
         12,341   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                   404,661
              4   RISA PARTNERS INCORPORATED                                                                                 7,738
          2,470   SAMSUNG SECURITIES COMPANY LIMITED                                                                       210,330
         15,374   SEI INVESTMENTS COMPANY                                                                                  390,038
         21,360   SEOUL SECURITIES COMPANY LIMITED                                                                          65,107
         11,000   SHINKO SECURITIES COMPANY LIMITED                                                                         52,440
         29,100   SUMITOMO CORPORATION                                                                                     503,891
          9,802   SWS GROUP INCORPORATED                                                                                   173,887
         28,736   T. ROWE PRICE GROUP INCORPORATED<<                                                                     1,474,732
         59,100   TA ENTERPRISES BHD                                                                                        26,162
          5,425   TD AMERITRADE HOLDING CORPORATION+<<                                                                      98,464
              2   TONG YANG INVESTMENT BANK+                                                                                    38
            200   TSX GROUP INCORPORATED                                                                                     8,428
         19,889   UBS AG                                                                                                 1,036,485
         10,389   WADDELL & REED FINANCIAL INCORPORATED                                                                    258,063
          5,530   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                            155,297
          4,000   YAMANASHI CHOU BANK LIMITED                                                                               22,178

                                                                                                                        23,232,625
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
          5,852   ASML HOLDING NV+                                                                                         173,229
          6,970   CABOT MICROELECTRONICS CORPORATION+<<                                                                    290,788

                                                                                                                           464,017
                                                                                                                   ---------------
SEMICONDUCTORS: 0.18%
        110,130   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 221,928
        836,859   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     1,590,033
        573,000   UNITED MICROELECTRONICS CORPORATION                                                                      321,227

                                                                                                                         2,133,188
                                                                                                                   ---------------
SOCIAL SERVICES: 0.04%
          2,485   ABERTIS INFRAESTRUCTURAS SA                                                                               75,365
          2,982   ATLANTIA SPA                                                                                              99,403
          3,287   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        42,225
         12,140   G4S PLC                                                                                                   48,526
         28,426   TRANSURBAN GROUP                                                                                         166,581

                                                                                                                           432,100
                                                                                                                   ---------------
STEEL PRODUCERS, PRODUCTS: 0.02%
          7,700   ORNASTEEL HOLDINGS BHD                                                                                     3,255
          1,009   SALZGITTER AG                                                                                            199,304

                                                                                                                           202,559
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.57%
         78,840   ASIA CEMENT CORPORATION                                                                                  110,615
         11,704   BORAL LIMITED                                                                                             75,579
            751   BUZZI UNICEM SPA                                                                                          21,545
         11,173   CEMENTOS BIO-BIO SA                                                                                       31,999
          1,393   CEMENTOS LIMA SA                                                                                          33,503
        273,631   CEMEX SAB DE CV+                                                                                         886,393
             80   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                174

144 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
         56,000   CHINA NATIONAL BUILDING MATERIAL COMPANY LIMITED                                                 $       155,842
          4,000   CHOFU SEISAKUSHO COMPANY LIMITED                                                                          70,818
          3,113   CIMPOR CIMENTOS DE PORTUGAL SA                                                                            29,261
          5,200   CLEANUP CORPORATION                                                                                       32,963
          3,867   COMPAGNIE DE SAINT-GOBAIN                                                                                420,688
         42,776   CORNING INCORPORATED                                                                                     999,675
          5,536   CRH PLC                                                                                                  239,817
         21,300   CSG HOLDING COMPANY LIMITED                                                                               25,131
        101,100   DYNASTY CERAMIC PCL                                                                                       47,147
         12,837   EAGLE MATERIALS INCORPORATED                                                                             487,293
         49,000   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED+                                                       27,767
            297   HANIL CEMENT COMPANY LIMITED                                                                              34,343
            180   HEIDELBERGCEMENT AG                                                                                       26,973
             86   IMERYS SA                                                                                                  7,874
         40,000   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                        27,263
        100,900   LAFARGE MALAYAN CEMENT BHD                                                                                46,682
          1,421   LAFARGE SA                                                                                               220,657
          3,000   NICHIAS CORPORATION                                                                                       31,505
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                       4,905
          9,076   OWENS CORNING INCORPORATED+<<                                                                            226,537
         18,474   OWENS-ILLINOIS INCORPORATED+                                                                             743,024
         25,992   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                 164,757
        502,000   REPUBLIC CEMENT CORPORATION+                                                                              44,224
         17,662   REXAM PLC                                                                                                186,068
         65,000   SEMEN GRESIK PERSERO TBK PT                                                                               34,265
         11,300   SIAM CEMENT PCL                                                                                           82,338
          1,177   SIG PLC                                                                                                   30,376
             22   SIKA AG                                                                                                   44,313
          2,140   SSANGYONG CEMENT INDUSTRIAL COMPANY LIMITED+                                                              37,632
          4,510   SUEZ CEMENT COMPANY                                                                                       44,458
          9,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                     22,230
         18,000   TAIHEIYO CEMENT CORPORATION                                                                               71,198
        143,420   TAIWAN CEMENT CORPORATION                                                                                184,273
         74,528   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                       67,753
            600   TITAN CEMENT COMPANY SA                                                                                   29,604
          3,500   TOYO SEIKAN KAISHA LIMITED                                                                                66,500
        105,500   UNITED TRACTORS TBK PT                                                                                    91,006
          8,767   USG CORPORATION+<<                                                                                       338,582
        331,800   VANACHAI GROUP PCL                                                                                        45,452

                                                                                                                         6,651,002
                                                                                                                   ---------------
TELECOMMUNICATIONS: 0.03%
          3,084   FIRST QUANTUM MINERALS LIMITED                                                                           233,243
         58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                       75,720

                                                                                                                           308,963
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 0.20%
          9,574   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 372,812
         86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                             29,888
        141,110   FAR EASTERN TEXTILE COMPANY LIMITED                                                                      165,911
         43,000   FORMOSA TAFFETA COMPANY LIMITED                                                                           48,864
          1,102   GILDAN ACTIVEWEAR INCORPORATED+                                                                           35,742
         13,722   INTERFACE INCORPORATED                                                                                   247,545
          7,500   KURARAY COMPANY LIMITED                                                                                   98,584
         12,000   MITSUBISHI RAYON COMPANY LIMITED                                                                          76,483

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 145


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TEXTILE MILL PRODUCTS (continued)
       4,000  NISSHINBO INDUSTRIES INCORPORATED                                                                    $        49,089
      57,000  TAINAN SPINNING COMPANY LIMITED                                                                               28,759
      19,000  TEIJIN LIMITED                                                                                                95,008
      42,000  TORAY INDUSTRIES INCORPORATED                                                                                321,012
      15,000  TOYOBO COMPANY LIMITED                                                                                        34,848
     298,300  UNIVERSAL ROBINA CORPORATION                                                                                 104,155
      19,000  WEIQIAO TEXTILE COMPANY                                                                                       42,154
      20,453  WOLVERINE WORLD WIDE INCORPORATED<<                                                                          537,709

                                                                                                                         2,288,563
                                                                                                                   ---------------
THEATERS & ENTERTAINMENT: 0.06%
      29,065  REGAL ENTERTAINMENT GROUP CLASS A<<                                                                          655,125
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.61%
       2,456  ALTADIS SA                                                                                                   163,102
      44,159  ALTRIA GROUP INCORPORATED                                                                                  3,065,076
       6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                         79,887
      15,473  BRITISH AMERICAN TOBACCO PLC                                                                                 513,198
       6,877  IMPERIAL TOBACCO GROUP PLC                                                                                   310,732
         116  JAPAN TOBACCO INCORPORATED                                                                                   644,166
      68,500  PT GUDANG GARAM TBK                                                                                           69,667
       3,918  REYNOLDS AMERICAN INCORPORATED                                                                               259,058
       3,500  SOUZA CRUZ SA                                                                                                 71,891
       3,000  SWEDISH MATCH AB                                                                                              57,952
     370,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                              427,529
       9,477  UNIVERSAL CORPORATION<<                                                                                      465,605
      21,137  UST INCORPORATED                                                                                           1,041,631

                                                                                                                         7,169,494
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.48%
         200  ACE AVIATION HOLDINGS INCORPORATED+                                                                            4,695
          67  AEROPLAN INCOME FUND                                                                                           1,338
         300  AEROPORTS DE PARIS+                                                                                           34,325
       1,900  AIR CHINA                                                                                                      2,364
       1,787  AIR FRANCE-KLM                                                                                                73,980
      58,400  AIRASIA BHD+                                                                                                  31,522
      53,200  AIRPORTS OF THAILAND PCL                                                                                      89,933
      33,667  AIRTRAN HOLDINGS INCORPORATED+<<                                                                             353,840
      16,253  ALASKA AIR GROUP INCORPORATED+                                                                               403,399
      32,900  ALITALIA SPA+                                                                                                 37,468
      14,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                            55,860
      28,619  AMR CORPORATION+                                                                                             701,452
         502  ARRIVA PLC                                                                                                     7,657
      35,244  BAE SYSTEMS PLC                                                                                              328,478
       6,732  BRITISH AIRWAYS PLC+                                                                                          57,585
      20,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                                52,452
      54,582  CHINA AIRLINES                                                                                                21,419
      74,000  CHINA EASTERN AIRLINES CORPORATION LIMITED CLASS H                                                            35,398
      54,000  CHINA SOUTHERN AIRLINES COMPANY LIMITED+                                                                      68,767
      10,705  COBHAM PLC                                                                                                    43,384
      12,240  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                   407,102
       2,309  DEUTSCHE LUFTHANSA AG                                                                                         67,375
         820  ELBIT SYSTEMS LIMITED+                                                                                        36,396
       3,461  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                  102,687
     128,000  EVA AIRWAYS CORPORATION+                                                                                      47,321

146 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR (continued)
       2,753  FINMECCANICA SPA                                                                                     $        80,668
       5,427  IBERIA LINEAS AEREAS DE ESPANA SA                                                                             24,692
      20,000  JAPAN AIRLINES CORPORATION                                                                                    45,600
          63  JAZZ AIR INCOME FUND                                                                                             458
      20,321  JETBLUE AIRWAYS CORPORATION+<<                                                                               193,456
         397  KLOECKNER & COMPANY                                                                                           24,212
       1,500  KOREAN AIR LINES COMPANY LIMITED                                                                             101,513
       5,565  LAN AIRLINES SA                                                                                               89,040
      17,300  MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 22,826
       6,876  MEGGITT PLC                                                                                                   44,118
      33,414  QANTAS AIRWAYS LIMITED                                                                                       152,600
      31,852  RYANAIR HOLDINGS PLC+                                                                                        231,748
      24,264  SKYWEST INCORPORATED<<                                                                                       609,754
      20,500  SOUTHWEST AIRLINES COMPANY                                                                                   309,755
      76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                                97,293
         940  THALES SA                                                                                                     53,333
       4,845  TUI AG                                                                                                       125,732
       3,565  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                            24,823
       9,725  US AIRWAYS GROUP INCORPORATED+                                                                               300,989
         444  ZODIAC SA                                                                                                     32,056

                                                                                                                         5,630,863
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 2.16%
     123,000  AAPICO HITECH PCL                                                                                             46,604
       9,796  AAR CORPORATION+                                                                                             307,594
       5,900  AISIN SEIKI COMPANY LIMITED                                                                                  222,670
      16,820  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                       392,242
      26,317  ARVIN INDUSTRIES INCORPORATED                                                                                459,232
         149  BAYERISCHE MOTOREN WERKE AG                                                                                    7,388
      19,609  BOEING COMPANY                                                                                             1,896,190
      13,888  BOMBARDIER INCORPORATED CLASS B+                                                                              81,539
       8,000  BOSCH CORPORATION                                                                                             38,345
      11,678  BRUNSWICK CORPORATION<<                                                                                      293,702
       2,500  CAE INCORPORATED                                                                                              32,315
       7,000  CALSONIC KANSEI CORPORATION                                                                                   25,572
      30,150  CHINA MOTOR COMPANY LIMITED                                                                                   26,724
      23,520  CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                  23,768
      26,005  COATES HIRE LIMITED                                                                                          115,997
       2,000  DAIHATSU MOTOR COMPANY LIMITED                                                                                19,276
      10,080  DAIMLERCHRYSLER AG                                                                                           895,017
      11,800  DENSO CORPORATION                                                                                            413,749
     104,000  DENWAY MOTORS LIMITED                                                                                         48,681
     120,000  DONGFENG MOTOR CORPORATION+                                                                                   77,562
      94,900  DRB-HICOM BHD                                                                                                 47,159
       6,741  FIAT SPA                                                                                                     179,067
      58,600  FORD MOTOR COMPANY+<<                                                                                        457,666
       1,200  FUTABA INDUSTRIAL COMPANY LIMITED                                                                             30,313
       6,959  GENERAL DYNAMICS CORPORATION                                                                                 546,699
      10,002  GENERAL MOTORS CORPORATION                                                                                   307,461
      22,279  GENUINE PARTS COMPANY                                                                                      1,106,821
         115  GEORG FISCHER AG+                                                                                             86,852
       7,091  GKN PLC                                                                                                       52,614
      16,287  GOODRICH CORPORATION                                                                                       1,028,687
         899  GUD HOLDINGS LIMITED                                                                                           8,094
       6,883  HARLEY-DAVIDSON INCORPORATED<<                                                                               370,237

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       8,928  HARSCO CORPORATION                                                                                   $       496,843
      16,000  HINO MOTORS LIMITED                                                                                          114,552
      42,100  HONDA MOTOR COMPANY LIMITED                                                                                1,388,911
          25  HONDA MOTOR COMPANY LIMITED ADR                                                                                  823
      14,950  HONEYWELL INTERNATIONAL INCORPORATED                                                                         839,443
         527  HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                        156,140
       2,380  HYUNDAI MOBIS                                                                                                256,187
       5,117  HYUNDAI MOTOR COMPANY LIMITED                                                                                379,562
      36,000  ISUZU MOTORS LIMITED                                                                                         195,872
      19,784  ITT CORPORATION                                                                                            1,345,114
       2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                   29,018
       4,062  JOHNSON CONTROLS INCORPORATED                                                                                459,412
       8,500  JTEKT CORPORATION                                                                                            135,072
       2,100  KEIHIN CORPORATION                                                                                            39,356
      10,340  KIA MOTORS CORPORATION                                                                                       139,953
      27,498  KING YUAN ELECTRONICS COMPANY LIMITED                                                                         16,998
       4,000  KOITO MANUFACTURING COMPANY LIMITED                                                                           45,254
      24,596  LEAR CORPORATION+<<                                                                                          718,941
       2,307  LOCALIZA RENT A CAR                                                                                           23,164
       9,326  LOCKHEED MARTIN CORPORATION                                                                                  924,580
       1,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                      88,883
      11,620  MAHINDRA & MAHINDRA LIMITED                                                                                  210,090
      20,566  MARCOPOLO SA+                                                                                                 84,067
      19,000  MAZDA MOTOR CORPORATION                                                                                       95,665
      76,000  MITSUBISHI MOTORS CORPORATION+                                                                               108,300
      24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                            125,607
       9,603  MONACO COACH CORPORATION                                                                                     128,584
         558  MTU AERO ENGINES HOLDINGS                                                                                     35,506
       5,000  NGK SPARK PLUG COMPANY LIMITED                                                                                82,693
       6,000  NHK SPRING COMPANY LIMITED                                                                                    53,787
       1,000  NIPPON SEIKI COMPANY LIMITED                                                                                  25,304
       6,000  NISSAN SHATAI COMPANY LIMITED                                                                                 36,376
       3,300  NOK CORPORATION                                                                                               63,982
       1,010  NOKIAN RENKAAT OYJ                                                                                            35,497
       6,464  NORTHROP GRUMMAN CORPORATION                                                                                 509,622
      23,600  ORIENTAL HOLDINGS BHD                                                                                         41,451
       7,729  OSHKOSH TRUCK CORPORATION                                                                                    447,432
      28,055  PIRELLI & COMPANY SPA                                                                                         31,511
          84  PORSCHE AG                                                                                                   150,071
      12,700  PROTON HOLDINGS BHD                                                                                           18,860
       1,912  RENAULT SA                                                                                                   257,910
       2,920  SCANIA AB CLASS B                                                                                             67,730
      11,200  SEMBCORP MARINE LIMITED                                                                                       30,712
      11,000  SHINMAYWA INDUSTRIES LIMITED                                                                                  53,485
      26,839  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    959,494
         736  STX SHIPBUILDING COMPANY LIMITED                                                                              45,809
       6,900  SUMITOMO RUBBER INDUSTRIES                                                                                    76,753
       9,916  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                             197,130
       9,800  SUZUKI MOTOR CORPORATION                                                                                     264,911
         700  TACHI-S COMPANY LIMITED                                                                                        5,550
         900  TAKATA CORPORATION                                                                                            31,013
      14,126  TATA MOTORS LIMITED<<                                                                                        239,436
       4,000  TEXTRON INCORPORATED                                                                                         233,360
      13,600  THAI STANLEY ELECTRIC PCL                                                                                     55,098
       3,848  THOR INDUSTRIES INCORPORATED<<                                                                               169,274
       2,400  TOYODA GOSEI COMPANY LIMITED                                                                                  77,520

148 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       5,200  TOYOTA AUTO BODY COMPANY LIMITED                                                                     $        81,510
       4,300  TOYOTA BOSHOKU CORPORATION                                                                                   131,091
       6,500  TOYOTA INDUSTRIES CORPORATION                                                                                275,628
       8,082  TRINITY INDUSTRIES INCORPORATED<<                                                                            303,641
      23,400  UMW HOLDINGS BHD                                                                                              92,892
       2,740  VALEO SA                                                                                                     132,767
      47,993  VISTEON CORPORATION+                                                                                         258,202
       1,441  VOLKSWAGEN AG                                                                                                297,591
       4,000  VOLVO AB CLASS A                                                                                              69,151
      11,580  VOLVO AB CLASS B                                                                                             200,192
       9,424  WABASH NATIONAL CORPORATION                                                                                  123,360
      12,878  WABTEC CORPORATION                                                                                           482,539
       6,000  WEICHAI POWER COMPANY LIMITED                                                                                 47,707
      14,000  XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                                             5,009
       4,200  YAMAHA MOTOR COMPANY LIMITED                                                                                 110,631
      59,000  YANG MING MARINE TRANSPORT                                                                                    41,658
      31,461  YUE LOONG MOTOR                                                                                               34,417

                                                                                                                        25,177,491
                                                                                                                   ---------------
TRANSPORTATION SERVICES: 0.43%
      14,336  ASCIANO GROUP+                                                                                               100,320
      48,400  BANGKOK EXPRESSWAY PCL                                                                                        34,279
         394  CARGOTEC CORPORATION                                                                                          19,140
      18,743  CH ROBINSON WORLDWIDE INCORPORATED                                                                           919,157
       1,951  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                       30,670
     108,000  COMFORTDELGRO CORPORATION LIMITED                                                                            138,157
       8,011  DEUTSCHE POST AG                                                                                             232,774
      24,488  EXPEDIA INCORPORATED+<<                                                                                      730,967
      22,956  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                           1,013,967
       4,203  FIRSTGROUP PLC                                                                                                55,210
      13,811  GRINDROD LIMITED                                                                                              47,767
         451  HANJIN TRANSPORTATION COMPANY LIMITED                                                                         25,475
       6,000  KAMIGUMI COMPANY LIMITED                                                                                      51,559
         599  KOREA EXPRESS COMPANY LIMITED+                                                                                77,245
         536  KUEHNE & NAGEL INTERNATIONAL AG                                                                               50,190
         369  NATIONAL EXPRESS GROUP PLC                                                                                     9,330
      13,570  PACER INTERNATIONAL INCORPORATED                                                                             293,383
         143  PANALPINA WELTTRANSPORT HOLDING AG                                                                            25,432
      41,000  POS MALAYSIA & SERVICES HOLDINGS BHD                                                                          35,596
       1,684  SBS TRANSIT LIMITED                                                                                            3,358
      12,000  SINGAPORE AIRLINES LIMITED                                                                                   149,572
      31,000  SINGAPORE POST LIMITED                                                                                        25,217
      62,000  SINOTRANS LIMITED                                                                                             34,031
       3,000  SMRT CORPORATION LIMITED                                                                                       3,424
         299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                       30,508
       5,131  STAGECOACH GROUP PLC                                                                                          22,965
      14,394  SUPER GROUP LIMITED                                                                                           24,801
       4,625  THOMAS COOK GROUP PLC+                                                                                        26,670
       4,160  TNT NV                                                                                                       175,676
      20,000  TOKYU CORPORATION                                                                                            124,881
      14,336  TOLL HOLDINGS LIMITED                                                                                        159,573
       3,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                      19,552
       9,122  UTI WORLDWIDE INCORPORATED                                                                                   202,965
       9,000  YAMATO HOLDINGS COMPANY LIMITED                                                                              132,058

                                                                                                                         5,025,869
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 149


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WATER TRANSPORTATION: 0.37%
           4  A.P. MOLLER-MAERSK A/S                                                                               $        51,644
       8,800  CARNIVAL CORPORATION<<                                                                                       401,192
       1,642  CARNIVAL PLC                                                                                                  72,769
     128,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                        99,156
      29,545  CIA SUDAMERICANA DE VAPORES SA+                                                                               72,826
      16,000  COSCO CORPORATION SINGAPORE LIMITED                                                                           53,006
         325  COSCO HOLDINGS+                                                                                                  759
       2,574  DS TORM AS                                                                                                   111,326
      98,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                 63,552
      15,000  EZRA HOLDINGS LIMITED                                                                                         58,058
       9,516  GENERAL MARITIME CORPORATION<<                                                                               246,084
       2,610  HANJIN SHIPPING COMPANY LIMITED                                                                              146,035
       2,670  HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                      141,425
       2,200  IINO KAIUN KAISHA LIMITED                                                                                     27,949
     134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED+                                                           93,994
      61,000  JAYA HOLDINGS LIMITED                                                                                         77,233
      13,000  KAWASAKI KISEN KAISHA LIMITED                                                                                167,959
       5,340  KIRBY CORPORATION+                                                                                           204,415
     169,800  MISC BHD                                                                                                     460,688
      27,000  MITSUI OSK LINES LIMITED                                                                                     397,806
      10,000  NEPTUNE ORIENT LINES LIMITED                                                                                  32,145
      35,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                                346,101
       4,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                         43,321
      29,000  PACIFIC BASIN SHIPPING LIMITED                                                                                51,844
      73,800  REGIONAL CONTAINER LINES PCL                                                                                  61,841
      17,122  ROYAL CARIBBEAN CRUISES LIMITED                                                                              651,150
      10,900  SCOMI MARINE BHD                                                                                               3,331
      20,000  SINCERE NAVIGATION CORPORATION                                                                                42,303
      74,400  THORESEN THAI AGENCIES PCL                                                                                   113,844
      22,000  U-MING TRANSPORT CORPORATION                                                                                  65,467

                                                                                                                         4,359,223
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.09%
      18,229  AIRGAS INCORPORATED                                                                                          842,544
      20,472  ALFA SA DE CV                                                                                                147,236
       1,000  ALFRESA HOLDINGS CORPORATION                                                                                  66,500
      20,423  AMERISOURCEBERGEN CORPORATION                                                                                977,241
       4,696  BROWN-FORMAN CORPORATION CLASS B                                                                             336,046
      10,503  CARDINAL HEALTH INCORPORATED                                                                                 718,195
      14,099  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                                449,476
      22,000  ESPRIT HOLDINGS LIMITED                                                                                      320,225
       5,145  HAGEMEYER NV                                                                                                  21,797
       9,583  HENRY SCHEIN INCORPORATED+                                                                                   557,635
       5,257  HERBALIFE LIMITED                                                                                            223,160
       2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                         58,511
       4,510  INCHCAPE PLC                                                                                                  42,920
     172,900  IT CITY PCL                                                                                                   33,512
      36,000  ITOCHU CORPORATION                                                                                           390,500
       8,152  JARDINE CYCLE & CARRIAGE LIMITED                                                                              83,961
       4,540  KT&G CORPORATION                                                                                             345,472
       1,880  LG CHEM LIMITED                                                                                              195,754
      42,000  LI & FUNG LIMITED                                                                                            155,662
       7,942  MCKESSON CORPORATION                                                                                         454,362
       3,448  MEDA AB CLASS A                                                                                               50,986
       7,581  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         647,796

150 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       4,900  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                              $        75,326
         968  METRO INCORPORATED CLASS A                                                                                    32,028
      19,581  NU SKIN ENTERPRISES INCORPORATED                                                                             304,680
      12,509  PERFORMANCE FOOD GROUP COMPANY+<<                                                                            355,756
       1,000  SANKYO COMPANY LIMITED                                                                                        41,282
       4,000  SATORI ELECTRIC COMPANY LIMITED                                                                               51,749
       8,806  SIEMENS AG                                                                                                 1,105,908
      32,157  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                       339,578
      19,900  SOJITZ CORPORATION                                                                                            83,182
      27,422  SUPERVALU INCORPORATED                                                                                     1,155,837
      17,048  SYSCO CORPORATION                                                                                            569,062
       9,180  TRACTOR SUPPLY COMPANY+<<                                                                                    442,109
     148,400  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                        172,009
      10,086  UNITED NATURAL FOODS INCORPORATED+<<                                                                         270,708
       7,292  UNITED STATIONERS INCORPORATED+                                                                              430,374
       6,622  WOLSELEY PLC                                                                                                 138,857

                                                                                                                        12,687,936
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.89%
       1,800  ABC-MART INCORPORATED                                                                                         41,118
       3,334  ALESCO CORPORATION LIMITED                                                                                    37,361
       5,200  CANON MARKETING JAPAN INCORPORATED                                                                           101,494
         808  CELESIO AG                                                                                                    50,577
      70,000  CMC MAGNETICS CORPORATION+                                                                                    30,864
       1,706  CORPORATE EXPRESS                                                                                             19,150
      12,865  CYTYC CORPORATION+                                                                                           549,850
       3,960  DAEWOO INTERNATIONAL CORPORATION                                                                             167,550
     248,180  DIGITAL CHINA HOLDINGS LIMITED                                                                               120,945
      15,676  DYNO NOBEL LIMITED                                                                                            32,075
       1,800  FINNING INTERNATIONAL INCORPORATED                                                                            52,585
       3,100  FUJI ELECTRONICS COMPANY LIMITED                                                                              41,123
       4,800  HAKUTO COMPANY LIMITED                                                                                        70,141
      12,000  HANWA COMPANY LIMITED                                                                                         57,622
       2,640  HANWHA CORPORATION                                                                                           169,941
      40,665  IKON OFFICE SOLUTIONS INCORPORATED                                                                           570,937
       2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                            79,610
      18,796  INGRAM MICRO INCORPORATED+                                                                                   369,153
      18,434  INSIGHT ENTERPRISES INCORPORATED+                                                                            437,254
       9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                               58,451
       3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                              65,374
       8,393  KAMAN CORPORATION                                                                                            276,214
       3,500  KATO SANGYO COMPANY LIMITED                                                                                   43,195
       3,100  KURODA ELECTRIC COMPANY LIMITED                                                                               47,896
          30  KYOCERA CORPORATION                                                                                            2,752
       1,600  LG INTERNATIONAL CORPORATION                                                                                  53,032
       1,300  MACNICA INCORPORATED                                                                                          32,334
       4,593  MARTIN MARIETTA MATERIALS INCORPORATED                                                                       620,055
      16,866  METCASH LIMITED                                                                                               65,707
          33  MITSUBISHI CORPORATION                                                                                         1,856
      34,000  MITSUI & COMPANY LIMITED                                                                                     707,660
         263  MITSUI & COMPANY LIMITED ADR                                                                                 110,360
       6,000  NAGASE & COMPANY LIMITED                                                                                      72,960
       3,000  NIDEC CORPORATION                                                                                            210,381
      13,765  PATTERSON COMPANIES INCORPORATED+                                                                            506,277
      14,398  PEP BOYS-MANNY, MOE & JACK<<                                                                                 235,983

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 151


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      13,166  POOL CORPORATION<<                                                                                   $       429,870
       8,092  PREMIER FOODS PLC                                                                                             39,320
      17,640  PSS WORLD MEDICAL INCORPORATED+<<                                                                            336,571
       7,848  RELIANCE STEEL & ALUMINUM COMPANY                                                                            415,709
       9,058  RYERSON INCORPORATED                                                                                         301,994
       3,400  RYOSHOKU LIMITED                                                                                              78,547
       9,300  RYOYO ELECTRO CORPORATION                                                                                    122,886
       5,427  SAMSUNG CORPORATION                                                                                          369,589
         988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED<<                                                                 7,799
      71,468  SYCAMORE NETWORKS INCORPORATED+                                                                              282,299
      20,904  TECH DATA CORPORATION+                                                                                       815,047
       2,600  TOMEN ELECTRONICS CORPORATION                                                                                 36,713
       3,700  TOYO CORPORATION                                                                                              54,930
         274  TRYGVESTA A/S                                                                                                 21,747
       2,100  VALOR COMPANY LIMITED                                                                                         24,430
       4,967  WESCO INTERNATIONAL INCORPORATED+                                                                            236,380
       8,180  WW GRAINGER INCORPORATED                                                                                     749,370

                                                                                                                        10,433,038
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,038,554,711)                                                                            1,158,826,907
                                                                                                                   ---------------
RIGHTS: 0.04%
      14,185  AEGON NV RIGHTS+(a)                                                                                                0
      42,067  BANCO DE CHILE RIGHTS+(a)                                                                                         14
       4,680  EFG EUROBANK RIGHTS+(a)                                                                                        5,037
       1,587  KKR FINANCIAL HOLDINGS RIGHTS+(a)                                                                              1,539
       9,826  OTP BANK RIGHTS                                                                                              493,823
      11,780  ROYAL DUTCH SHELL RIGHTS+(a)                                                                                       0
         554  S.A.C.I. FALABELLA RIGHTS+                                                                                       159
       8,000  SHANGRI-LA LIMITED RIGHTS+(a)                                                                                    292

TOTAL RIGHTS (COST $511,653)                                                                                               500,864
                                                                                                                   ---------------

                                                                                                 EXPIRATION DATE
WARRANTS: 0.00%
       6,000  CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                                           08/28/2008               3,740
     123,533  ERAWAN WARRANTS+                                                                      12/17/2007               3,600
     203,875  MATAHARI PUTRA WARRANTS+                                                              07/12/2010               1,737

TOTAL WARRANTS (COST $0)                                                                                                     9,077
                                                                                                                   ---------------
PREFERRED STOCKS: 0.49%
      23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                        146,508
      37,616  BANCO BRADESCO SA                                                                                            937,524
      16,595  BANCO ITAU HOLDING FINANCEIRA SA                                                                             728,674
      36,115  COMPANHIA VALE DO RIO DOCE CLASS A                                                                         1,502,031
         420  ITO EN LIMITED NPV PREFERRED SHARES CLASS 1                                                                    7,485
       3,283  METALURGICA GERDAU SA                                                                                        101,719
      58,152  PETROLEO BRASILEIRO SA                                                                                     1,553,091
       2,151  RANDON PARTICIPACOES SA                                                                                       18,004
         169  RWE AG PREFERRED                                                                                              17,207
      12,177  TELE NORTE LESTE PARTICIPACOES SA                                                                            268,738
       2,565  UNIPOL PREFERRED                                                                                               8,150
       4,179  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                               248,440
       1,009  VOLKSWAGEN AG PREFERRED                                                                                      126,184

TOTAL PREFERRED STOCKS (COST $4,262,670)                                                                                 5,663,755
                                                                                                                   ---------------

152 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING: 17.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.47%
      3,074,314   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                            $     3,074,314
      2,364,838   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,364,838

                                                                                                                          5,439,152
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.18%
$     2,064,182   AMSTERDAM FUNDING CORPORATION                                        6.16%          09/18/2007          2,059,971
      1,105,348   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.30           09/13/2007          1,103,900
        307,431   ATLAS CAPITAL FUNDING CORPORATION++                                  5.37           09/12/2007            307,072
      1,097,969   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.10           10/25/2007          1,098,013
      1,317,563   ATOMIUM FUNDING CORPORATION++                                        5.89           09/19/2007          1,314,678
      1,097,969   BANCO SANTANDER TOTTA LN+/-++                                        5.60           10/15/2008          1,097,552
      1,097,969   BANK OF IRELAND SERIES EXTC+/-++                                     5.35           10/14/2008          1,097,629
      7,246,597   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                  (MATURITY VALUE $7,251,106)                                          5.60           09/04/2007          7,246,597
      2,195,938   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,197,292)          5.55           09/04/2007          2,195,938
        878,375   BNP PARIBAS+/-                                                       5.33           05/07/2008            877,190
      3,513,501   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,515,679)                                          5.58           09/04/2007          3,513,501
        597,837   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $598,205)                                            5.54           09/04/2007            597,837
        400,276   BRYANT PARK FUNDING LLC++                                            6.12           09/19/2007            399,399
      1,361,482   BUCKINGHAM III CDO LLC                                               5.34           09/17/2007          1,358,895
      1,537,157   CEDAR SPRINGS CAPITAL COMPANY                                        5.37           09/07/2007          1,536,481
      1,046,892   CEDAR SPRINGS CAPITAL COMPANY                                        5.80           09/05/2007          1,046,735
      2,854,720   CHEYNE FINANCE LLC+/-++                                              5.05           02/25/2008          2,712,098
      2,195,938   CHEYNE FINANCE LLC+/-++                                              5.42           05/19/2008          2,195,938
        439,188   CIT GROUP INCORPORATED+/-                                            5.43           12/19/2007            434,278
        469,272   CIT GROUP INCORPORATED+/-                                            5.59           09/20/2007            468,376
        484,204   CIT GROUP INCORPORATED+/-                                            5.73           11/23/2007            479,982
      8,799,546   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $8,805,002)                                          5.58           09/04/2007          8,799,546
        878,375   CLIPPER RECEIVABLES CORPORATION                                      6.15           09/19/2007            876,452
        219,594   COMERICA BANK+/-                                                     5.33           02/08/2008            218,786
     11,235,748   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $11,242,739)                          5.60           09/04/2007         11,235,748
        439,188   CULLINAN FINANCE CORPORATION                                         5.31           09/04/2007            439,188
      1,097,969   CULLINAN FINANCE CORPORATION+/-++                                    5.32           02/12/2008          1,097,870
      3,293,908   CULLINAN FINANCE CORPORATION+/-++                                    5.45           08/04/2008          3,292,886
      2,635,126   CULLINAN FINANCE CORPORATION+/-++                                    5.49           02/25/2008          2,635,126
      1,756,751   DEER VALLEY FUNDING LLC++                                            5.39           09/12/2007          1,754,695
        483,106   DEER VALLEY FUNDING LLC                                              5.39           09/13/2007            482,474
      2,635,126   DEER VALLEY FUNDING LLC++                                            5.89           09/14/2007          2,631,279
      3,074,314   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,076,220)                                          5.58           09/04/2007          3,074,314
      3,074,314   EBBETS FUNDING LLC++                                                 6.18           09/06/2007          3,073,422
      2,327,695   FALCON ASSET SECURITIZATION CORPORATION++                            5.30           09/14/2007          2,324,296
      1,097,969   FALCON ASSET SECURITIZATION CORPORATION                              5.37           11/06/2007          1,087,901
      4,391,877   FIVE FINANCE INCORPORATED+/-++                                       5.30           07/09/2008          4,390,559
      1,620,603   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40           10/31/2007          1,607,152
        592,903   GEMINI SECURITIZATION CORPORATION++                                  6.17           09/17/2007            591,777
      2,195,938   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED (MATURITY VALUE $2,197,243)                    5.35           09/04/2007          2,195,938
      1,097,969   HARRIER FINANCE FUNDING LLC+/-++                                     5.31           01/11/2008          1,097,826
        439,188   HARRIER FINANCE FUNDING LLC+/-                                       5.52           04/25/2008            439,188
      1,756,751   HARRIER FINANCE FUNDING LLC                                          6.12           09/05/2007          1,756,487

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 153


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,195,938   HUDSON-THAMES LLC+/-++                                               5.33%          06/16/2008    $     2,195,785
      2,854,720   ING USA ANNUITY & LIFE INSURANCE+/-                                  5.66           08/16/2008          2,854,720
      1,097,969   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.51           09/24/2008          1,097,892
        439,188   K2 (USA) LLC+/-++                                                    5.33           09/28/2007            439,179
      3,469,583   K2 (USA) LLC                                                         6.14           10/05/2007          3,453,935
      2,525,329   KESTREL FUNDING US LLC+/-++                                          5.48           02/25/2008          2,525,228
        439,188   KESTREL FUNDING US LLC+/-                                            5.52           04/25/2008            439,188
        658,782   KESTREL FUNDING US LLC                                               5.91           10/09/2007            655,428
      2,766,882   LEXINGTON PARKER CAPITAL CORPORATION                                 5.39           09/10/2007          2,764,475
      2,195,938   LEXINGTON PARKER CAPITAL CORPORATION                                 5.78           09/13/2007          2,193,062
      1,097,969   LIBERTY STREET FUNDING CORPORATION                                   5.36           09/20/2007          1,095,411
      1,317,563   LIBERTY STREET FUNDING CORPORATION                                   6.09           09/18/2007          1,314,875
        878,375   LIBERTY STREET FUNDING CORPORATION                                   6.25           09/27/2007            875,433
      2,195,938   LINKS FINANCE LLC+/-++                                               5.45           08/15/2008          2,195,192
      3,249,989   LIQUID FUNDING LIMITED+/-++                                          5.33           06/11/2008          3,249,534
      2,942,557   LIQUID FUNDING LIMITED+/-++                                          5.34           11/13/2007          2,942,557
     13,175,630   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT
                  -102% COLLATERALIZED (MATURITY VALUE $13,183,609)                    5.45           09/04/2007         13,175,630
        926,686   METLIFE GLOBAL FUNDING I+/-++                                        5.43           10/05/2007            926,380
     14,140,836   MORGAN STANLEY REPURCHASE AGREEMENT -102% COLLATERALIZED
                  (MATURITY VALUE $14,149,603)                                         5.58           09/04/2007         14,140,836
        203,124   MORGAN STANLEY SERIES EXL+/-                                         5.69           09/15/2008            202,791
        175,675   NATIONAL CITY BANK+/-                                                5.17           09/04/2007            175,675
      2,749,359   NEWPORT FUNDING CORPORATION++                                        5.28           09/04/2007          2,749,359
      3,864,852   NORTH SEA FUNDING LLC++                                              5.40           09/04/2007          3,864,852
      1,054,050   NORTH SEA FUNDING LLC++                                              5.40           09/10/2007          1,053,133
      2,195,938   NORTHERN ROCK PLCSS.+/-++                                            5.35           10/03/2008          2,196,575
        660,011   PARK AVENUE RECEIVABLES CORPORATION                                  6.06           09/11/2007            659,338
        878,375   PERRY GLOBAL FUNDING LLC SERIES A                                    6.21           09/11/2007            877,479
      1,251,685   PREMIUM ASSET TRUST+/-++                                             5.48           12/21/2007          1,251,647
      1,097,969   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.64           12/16/2007          1,097,969
        834,457   PYXIS MASTER TRUST 2007-3+/-++                                       5.51           11/27/2007            834,457
        177,651   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.55           02/22/2008            177,691
      2,851,250   REGENCY MARKETS #1 LLC                                               5.89           09/17/2007          2,845,833
      1,581,076   SEDNA FINANCE INCORPORATED+/-++                                      5.32           04/10/2008          1,580,997
      2,195,938   SEDNA FINANCE INCORPORATED                                           5.35           09/11/2007          2,193,699
      2,854,720   SEDNA FINANCE INCORPORATED                                           5.40           10/09/2007          2,840,189
      1,097,969   SHEFFIELD RECEIVABLES CORPORATION++                                  6.02           09/20/2007          1,095,411
      1,119,929   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.68           04/11/2008          1,119,929
      1,097,969   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.31           02/04/2008          1,094,631
        856,416   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.48           02/29/2008            856,335
        878,375   SLM CORPORATION+/-++                                                 5.54           05/12/2008            865,209
      1,361,482   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36           04/03/2008          1,361,781
      2,195,938   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.57           02/15/2008          2,196,487
      1,097,969   SURREY FUNDING CORPORATION                                           5.83           09/06/2007          1,097,651
        351,350   SURREY FUNDING CORPORATION++                                         6.46           09/12/2007            350,939
      2,195,938   TANGO FINANCE CORPORATION                                            5.40           10/04/2007          2,186,342
      1,416,556   TASMAN FUNDING INCORPORATED++                                        5.29           09/28/2007          1,411,598
      1,097,969   TEMPUS FUNDING LLC                                                   5.44           09/21/2007          1,095,246
        658,782   TEMPUS FUNDING LLC++                                                 6.19           09/27/2007            656,575
        439,188   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09           09/20/2007            438,164
        439,188   THREE RIVERS FUNDING CORPORATION                                     5.81           09/13/2007            438,612
        878,375   THUNDER BAY FUNDING INCORPORATED                                     6.05           09/25/2007            875,688
        253,894   TRAVELERS INSURANCE COMPANY+/-                                       5.40           02/08/2008            253,889
      1,097,969   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.35           08/09/2008          1,098,244
      1,097,969   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIBSS.+++/-                5.63           12/09/2008          1,098,167

154 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       592,903   VERSAILLES CDS LLC                                                   5.31%          09/07/2007    $       592,642
      1,097,969   VERSAILLES CDS LLC++                                                 5.40           09/24/2007          1,094,763
        878,375   VETRA FINANCE INCORPORATED++                                         5.29           09/28/2007            875,301
      1,888,507   VICTORIA FINANCE LLC+/-++                                            5.45           07/28/2008          1,888,224
      1,097,969   VICTORIA FINANCE LLC+/-++                                            5.47           08/07/2008          1,097,969
      2,195,938   WHITE PINE FINANCE LLC+/-++                                          5.46           02/22/2008          2,196,334
      1,054,050   YORKTOWN CAPITAL LLC++                                               6.06           09/12/2007          1,052,817
        878,375   ZELA FINANCE CORPORATION                                             5.34           10/26/2007            871,724

                                                                                                                        200,642,066
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $206,081,218)                                                           206,081,218
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 0.73%
      8,566,118   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            8,566,118
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,566,118)                                                                            8,566,118
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,257,976,370)*                                                   118.14%                                    $ 1,379,647,939

OTHER ASSETS AND LIABILITIES, NET                                        (18.14)                                       (211,883,948)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $ 1,167,763,991
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

ss. These securities are subject to a demand feature which reduces the effective maturity.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+++   Short-term security of an affiliate of the fund with a cost of $8,566,118.

##    Long-term security of an affiliate of the fund with a cost of $2,240,012.

** Securities purchased with cash collateral from securities out-on-loan. The fund has also received non-cash collateral in the amount of $2,159,513. The total collateral received represents 102.18% of the value of the portfolio securities loaned.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 155


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.87%
   1,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A+++/-                                  5.43%        04/11/2008    $     1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,000,000)                                                                          1,000,000
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.80%
     921,838  PARAGON MORTGAGES PLC+++/-SS.                                             5.60         11/15/2038            921,838

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $921,838)                                                                  921,838
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.02%

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.40%
     460,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008            461,009
                                                                                                                   ---------------
SPECIAL PURPOSE ENTITY: 0.62%
     710,000  CENTRAL OHIO MEDICAL TEXTILE+/-SS.                                        5.68         03/01/2023            710,000
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $1,171,009)                                                                          1,171,009
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.43%

TEXAS: 0.43%
     300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
              AMBAC INSURED)+/-SS.                                                      5.50         12/01/2046            300,000
     200,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
              BANK OF AMERICA NA LOC)+/-SS.                                             5.50         06/01/2045            199,998
                                                                                                                           499,998
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                              499,998
                                                                                                                   ---------------
COMMERCIAL PAPER: 49.72%
   1,401,000  AMSTEL FUNDING CORPORATION++^                                             5.29         09/17/2007          1,398,324
   1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007          1,000,000
   1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007            999,831
   1,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008            982,489
     500,000  ATOMIUM FUNDING LLC++^                                                    5.31         10/26/2007            496,165
     700,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.48         10/19/2007            700,000
   1,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         09/18/2007            997,951
   1,000,000  CHICAGO (CITY OF)                                                         5.33         10/15/2007          1,000,000
   1,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007          1,000,000
   1,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007            999,475
   1,000,000  COBBLER FUNDING LLC++^                                                    5.26         09/04/2007          1,000,000
   1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                      5.60         11/14/2007            988,956
   3,000,000  CORPORATE ASSET SECURITIZATION LIMITED++^                                 6.25         09/04/2007          3,000,000
   1,000,000  CROWN POINT CAPITAL COMPANY++^                                            5.31         09/04/2007          1,000,000
     500,000  CROWN POINT CAPITAL COMPANY+/-                                            5.31         12/14/2007            499,959
   1,000,000  DEER VALLEY FUNDING LLC++^                                                5.27         10/05/2007            995,462
   2,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         11/28/2007          1,972,092
   1,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007          1,000,000
   1,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007          1,000,000
   1,000,000  EUREKA SECURITIZATION++^                                                  5.75         09/13/2007            998,563
   1,000,000  FALCON ASSET SECURITY COMPANY LLC++^                                      6.00         10/01/2007            995,500
   1,100,000  FCAR OWNER TRUST I^                                                       5.26         10/26/2007          1,091,642
   1,000,000  FIVE FINANCE INCORPORATED++^                                              5.23         11/26/2007            987,942
   1,000,000  FIVE FINANCE INCORPORATED++^                                              5.27         10/31/2007            991,656
   1,000,000  GALLEON CAPITAL LLC++^                                                    6.30         09/07/2007            999,475
     500,000  GEMINI SECURITIZATION LLC++^                                              5.32         11/05/2007            495,419
   1,000,000  GOVCO LLC++^                                                              5.21         12/31/2007            982,923

156 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    700,000  GOVCO LLC++^                                                              6.00%        10/18/2007    $       694,867
   1,000,000  GRAMPIAN FUNDING LLC++^                                                   5.28         10/25/2007            992,520
   1,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008            978,685
     500,000  HBOS TSY SERVICE SYDNEY^                                                  5.25         10/16/2007            496,940
   1,000,000  HUDSON-THAMES LLC++^                                                      5.21         10/09/2007            994,935
   1,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                             5.17         11/19/2007            989,086
   1,000,000  LA FAYETTE ASSET SECURITY++^                                              5.40         09/10/2007            999,100
   1,000,000  LEGACY CAPITAL LLC++^                                                     5.30         11/07/2007            990,578
   1,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007          1,000,000
   1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.28         09/27/2007            996,627
   1,100,000  NORTH SEA FUNDING LLC++^                                                  5.30         09/04/2007          1,100,000
     596,000  PARK AVENUE RECEIVABLES++^                                                5.34         09/04/2007            596,000
   1,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008            981,620
   1,000,000  PRUDENTIAL PLC++^                                                         5.28         11/02/2007            991,347
   1,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.35         11/06/2007            990,638
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  5.75         09/12/2007            998,722
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007            999,829
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007            999,819
   1,000,000  SOLITAIRE FUNDING LLC++^                                                  5.28         11/01/2007            991,493
   1,000,000  STANFIELD VICTORIA FUNDING LLC+++/-                                       5.47         01/17/2008            999,927
   1,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007            999,819
   1,000,000  TANGO FINANCE CORPORATION++^                                              5.27         10/18/2007            993,559
   1,000,000  TASMAN FUNDING INCORPORATED++^                                            5.35         11/05/2007            990,786
   1,000,000  TEMPUS FUNDING LLC++^                                                     5.28         09/24/2007            997,067
   2,000,000  UBS FINANCE DELAWARE LLC^                                                 5.25         10/12/2007          1,988,917
   1,000,000  VERSAILLES CDS LLC++^                                                     5.26         10/10/2007            994,740
   1,000,000  WESTPAC SECURITIES NZ LIMITED++^                                          5.25         10/19/2007            993,438
   1,000,000  WHISTLEJACKET CAPITAL LLC++^                                              5.31         09/24/2007            997,050
   1,000,000  ZELA FINANCE INCORPORATED++^                                              5.27         10/03/2007            995,755

TOTAL COMMERCIAL PAPER (COST $57,307,688)                                                                               57,307,688
                                                                                                                   ---------------
EXTENDABLE BONDS: 9.67%
   1,000,000  ALLIANCE & LEICESTER PLC                                                  5.44         01/14/2008          1,000,299
     800,000  ALLIED IRISH BANKS PLC+++/-                                               5.52         09/18/2008            800,000
     700,000  BASF FINANCE EUROPE NV+++/-                                               5.35         09/19/2008            700,000
     700,000  BES FINANCE LIMITED+++/-                                                  5.37         08/29/2008            700,000
   1,000,000  BNP PARIBAS SA+/-                                                         5.33         06/16/2008          1,000,000
     750,000  CAISSE NATIONALE CDEE+++/-                                                5.35         09/09/2008            750,000
   1,500,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.63         09/12/2008          1,500,000
   1,000,000  INTESA BANK (IRELAND) PLC+++/-                                            5.52         09/24/2008          1,000,000
   1,000,000  IRISH LIFE & PERMANENT+++/-                                               5.52         09/19/2008          1,000,000
     700,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.54         09/27/2008            700,000
   1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.51         08/22/2008          1,000,000
   1,000,000  TOTTA IRELAND PLC+++/-                                                    5.33         09/05/2008          1,000,000

TOTAL EXTENDABLE BONDS (COST $11,150,299)                                                                               11,150,299
                                                                                                                   ---------------
MEDIUM TERM NOTES: 8.68%
   1,500,000  ALLSTATE LIFE GLOBAL FUNDING TRUST+/-                                     5.60         11/14/2007          1,500,133
   1,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.61         07/11/2008          1,000,000
     250,000  ING SECURITY LIFE INSURANCE FUND+++/-                                     5.44         01/14/2008            250,070
   1,000,000  K2 (USA) LLC+++/-                                                         5.36         08/11/2008            999,814
     500,000  KESTREL FUNDING US LLC+++/-                                               5.33         09/21/2007            499,995
     750,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.32         01/04/2008            749,951
     500,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.32         04/02/2008            499,916
     350,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.34         12/20/2007            350,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 157


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$  1,000,000  MORGAN STANLEY+/-                                                         5.39%        04/25/2008    $     1,000,340
     500,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.46         02/01/2008            500,261
     500,000  PARCS MASTER TRUST+++/-                                                   5.36         09/20/2007            500,000
     600,000  SEDNA FINANCE INCORPORATED+++/-                                           5.32         03/25/2008            599,951
     900,000  SEDNA FINANCE INCORPORATED++                                              5.35         05/29/2008            900,000
     300,000  VETRA FINANCE INCORPORATED+++/-                                           5.33         12/06/2007            299,992
     350,000  ZELA FINANCE INCORPORATED+++/-                                            5.33         12/07/2007            349,991

TOTAL MEDIUM TERM NOTES (COST $10,000,414)                                                                              10,000,414
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 3.21%
   1,200,000  BANK OF AMERICA SECURITIES+++/-SS.(e)                                     5.44                             1,200,000
   2,500,000  CITIGROUP GLOBAL+++/-SS.(e)                                               5.45                             2,500,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $3,700,000)                                                                    3,700,000
                                                                                                                   ---------------
TIME DEPOSITS: 5.21%
   3,000,000  CITIBANK NA NASSAU                                                        5.00         09/04/2007          3,000,000
   1,000,000  DEXIA BANK SA (BRUSSELS)                                                  5.38         09/04/2007          1,000,000
   1,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.40         09/04/2007          1,000,000
   1,000,000  ROYAL BANK OF SCOTLAND PLC                                                5.13         09/04/2007          1,000,000

TOTAL TIME DEPOSITS (COST $6,000,000)                                                                                    6,000,000
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 5.20%
     500,000  ABN-AMRO BANK LONDON                                                      5.32         10/16/2007            500,000
     500,000  BANK OF IRELAND                                                           5.32         10/12/2007            500,000
   1,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          1,000,000
     500,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007            500,000
     750,000  NATIXIS+/-                                                                5.40         03/06/2008            750,000
     750,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         07/03/2008            749,258
   1,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008            999,856
   1,000,000  UNICREDITO ITALIANO BANK (NEW YORK)+/-                                    5.31         05/02/2008          1,000,056

TOTAL CERTIFICATES OF DEPOSIT (COST $5,999,170)                                                                          5,999,170
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 14.94%
   3,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $3,000,018)                                               5.38         09/04/2007          3,000,000
   3,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,018)                                    5.40         09/04/2007          3,000,000
   3,218,018  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,218,037)                                    5.40         09/04/2007          3,218,018
   3,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,018)                                    5.45         09/04/2007          3,000,000
   1,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,006)                                    5.46         09/04/2007          1,000,000
   2,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $2,000,012)                                    5.46         09/04/2007          2,000,000
   2,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $2,000,012)                                    5.46         09/04/2007          2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $17,218,018)                                                                          17,218,018
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $114,968,434)*                                               99.75%                                          $   114,968,434

OTHER ASSETS AND LIABILITIES, NET                                   0.25                                                   286,305
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   115,254,739
                                                                  ------                                           ---------------

158 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                                   Wells Fargo Advantage   Master Portfolios 159


                                                                    Diversified Fixed   Diversified Stock    Money Market
                                                                     Income Portfolio       Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ............................   $     623,372,049   $   1,162,574,932   $   97,750,416
      Collateral for securities loaned (Note 2) .................         183,179,717         206,081,218                0
      Investments in affiliates .................................          19,620,871          10,991,789                0
      Repurchase Agreements .....................................                   0                   0       17,218,018
                                                                    ------------------------------------------------------
   Total investments at market value (see cost below) ...........         826,172,637       1,379,647,939      114,968,434
                                                                    ------------------------------------------------------
   Cash .........................................................                   0           1,064,700           50,000
   Foreign currency, at value ...................................           1,394,482           4,237,687                0
   Receivable for investments sold ..............................           6,669,483             200,576                0
   Receivables for dividends and interest .......................           7,379,966           2,032,614          252,184
   Prepaid expenses and other assets ............................                   0              47,950                0
                                                                    ------------------------------------------------------
Total assets ....................................................         841,616,568       1,387,231,466      115,270,618
                                                                    ------------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ......                   0             668,551                0
   Foreign taxes payable ........................................                   0             111,497                0
   Payable for investments purchased ............................          22,245,173          12,165,258                0
   Payable to investment advisor and affiliates (Note 3) ........             197,954             440,471           12,694
   Unrealized depreciation on forward foreign currency
      contracts .................................................                   0                 480                0
   Payable for securities loaned (Note 2) .......................         183,179,717         206,081,218                0
   Accrued expenses and other liabilities .......................               2,865                   0            3,185
                                                                    ------------------------------------------------------
Total liabilities ...............................................         205,625,709         219,467,475           15,879
                                                                    ------------------------------------------------------
TOTAL NET ASSETS ................................................   $     635,990,859   $   1,167,763,991   $  115,254,739
                                                                    ======================================================

Investments at cost .............................................   $     817,957,612   $   1,257,976,370   $  114,968,434
                                                                    ------------------------------------------------------
Foreign currencies at cost ......................................   $       1,396,509   $       4,268,507   $            0
                                                                    ------------------------------------------------------
Securities on loan, at market value (Note 2) ....................   $     180,174,968   $     203,799,509   $            0
                                                                    ------------------------------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

160 Wells Fargo Advantage Master Portfolios

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


                                                                       Diversified Fixed   Diversified Stock   Money Market
                                                                        Income Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .....................................................   $               0   $      11,702,004   $          0
   Interest 1 ......................................................          13,443,716                   0      3,513,994
   Income from affiliated securities ...............................           1,014,884             318,836              0
   Securities lending income, net ..................................              88,628             191,332              0
                                                                       ----------------------------------------------------
Total investment income ............................................          14,547,228          12,212,172      3,513,994
                                                                       ----------------------------------------------------
EXPENSES
   Advisory fees ...................................................             892,774           1,914,942         65,175
   Custody fees ....................................................             119,037             385,527         13,035
   Accounting fees .................................................              17,931              17,931         10,246
   Professional fees ...............................................              14,502              16,675          9,185
   Shareholder reports .............................................               1,768               2,562          2,001
   Trustees' fees ..................................................               4,478               4,478          4,478
   Other fees and expenses .........................................               2,479              10,799          1,076
                                                                       ----------------------------------------------------
Total expenses .....................................................           1,052,969           2,352,914        105,196
                                                                       ----------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ....................                   0                (350)        (1,737)
   Net expenses ....................................................           1,052,969           2,352,564        103,459
                                                                       ----------------------------------------------------
Net investment income (loss) .......................................          13,494,259           9,859,608      3,410,535
                                                                       ----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation .....................................................             (26,198)         36,857,454         (1,351)
   Futures transactions ............................................                   0             191,834              0
                                                                       ----------------------------------------------------
Net realized gain and loss from investments ........................             (26,198)         37,049,288         (1,351)
                                                                       ----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation .....................................................          (2,894,015)          4,929,325              0
   Forward foreign currency contracts ..............................                   0                (175)             0
   Futures transactions ............................................                   0            (136,284)             0
                                                                       ----------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments .....................................................          (2,894,015)          4,792,866              0
                                                                       ----------------------------------------------------
Net realized and unrealized gain (loss) on investments .............          (2,920,213)         41,842,154         (1,351)
                                                                       ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $      10,574,046   $      51,701,762   $  3,409,184
                                                                       ====================================================

1 Net of foreign withholding taxes of ..............................   $          99,049   $         736,536   $          0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

162 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                               DIVERSIFIED FIXED INCOME PORTFOLIO 1
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Period Ended
                                                                                                  (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $    511,061,689   $               0

OPERATIONS
   Net investment income (loss) ............................................................         13,494,259          12,696,955
   Net realized gain (loss) on investments .................................................            (26,198)         (9,320,024)
   Net change in unrealized appreciation (depreciation) of investments .....................         (2,894,015)         11,142,371
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................         10,574,046          14,519,302
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................................        206,972,654         604,657,020
   Withdrawals .............................................................................        (92,617,530)       (108,114,633)
Net increase (decrease) from transactions in investors' beneficial interests ...............        114,355,124         496,542,387
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        124,929,170         511,061,689
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $    635,990,859   $     511,061,689
                                                                                               ====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $     26,191,214   $      12,696,955
                                                                                               ====================================

--------------------------------------------------------------------------------
1     This Portfolio commenced operations on June 26, 2006.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 163


                                                              DIVERSIFIED STOCK PORTFOLIO 1          MONEY MARKET PORTFOLIO 1
                                                           -----------------------------------  -----------------------------------
                                                                For the                             For the
                                                           Six Months Ended       For the       Six Months Ended       For the
                                                            August 31, 2007     Period Ended     August 31, 2007     Period Ended
                                                              (Unaudited)    February 28, 2007     (Unaudited)    February 28, 2007
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................  $    876,896,308  $               0  $    152,041,503  $               0

OPERATIONS
   Net investment income (loss) .........................         9,859,608          6,248,832         3,410,535          4,540,257
   Net realized gain (loss) on investments ..............        37,049,288        119,211,688            (1,351)               172
   Net change in unrealized appreciation (depreciation)
     of investments .....................................         4,792,866        116,679,580                 0                  0
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ............................................        51,701,762        242,140,100         3,409,184          4,540,429
                                                           ------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ........................................       292,478,997        852,508,950        41,558,298        190,814,460
   Withdrawals ..........................................       (53,313,076)      (217,752,742)      (81,754,246)       (43,313,386)
Net increase (decrease) from transactions in investors'
  beneficial interests ..................................       239,165,921        634,756,208       (40,195,948)       147,501,074
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................       290,867,683        876,896,308       (36,786,764)       152,041,503
                                                           ========================================================================
ENDING NET ASSETS .......................................  $  1,167,763,991  $     876,896,308  $    115,254,739  $     152,041,503
                                                           ========================================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) ................................................  $     16,108,440  $       6,248,832  $      7,950,792  $       4,540,257
                                                           ========================================================================

164 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                            Ratio to Average Net Assets (Annualized) 1
                                                        -----------------------------------------------              Portfolio
                                                        Net Investment    Gross     Expenses      Net      Total     Turnover
                                                         Income (Loss)   Expenses    Waived    Expenses   Return 2    Rate 4
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        4.52%        0.35%       0.00%      0.35%      6.70%       46%
June 29, 2006 3  to February 28, 2007 ...............        4.52%        0.44%      (0.01)%     0.43%     16.12%       87%

DIVERSIFIED STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        1.79%        0.43%       0.00%      0.43%      5.48%       17%
June 29, 2006 3  to February 28, 2007 ...............        1.25%        0.37%      (0.01)%     0.36%      6.70%      165%

MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        5.22%        0.16%       0.00%      0.16%      1.92%       NA
June 29, 2006 3  to February 28, 2007 ...............        5.21%        0.18%      (0.01)%     0.17%      4.00%       NA

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4 Portfolio turnover rates presented for periods of less than one year are not annualized.

      The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 165


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

166 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At the six-month period ended August 31, 2007, the Funds had no open forward foreign currency contracts.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 167


FUTURES CONTRACTS

The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2007, the following Fund held futures contracts:

-------------------------------------------------------------------------------------------------------------
                                                                                   Notional    Net Unrealized
                                                                                   Contract    Appreciation
PORTFOLIO                           Contracts       Type       Expiration Date      Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Diversified Stock Portfolio           9 Long      Midcap 400       Sep-07        $   820,170    $ (40,140)
                                     32 Long         S&P 500       Sep-07          2,440,160      (78,560)
                                     10 Long    Russell Mini       Sep-07            841,900      (48,000)
-------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities (reduced to 25%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at August 31, 2007 are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

168 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


--------------------------------------------------------------------------------------------------------------------------
                                                            Advisory                                          Subadvisory
                                                           Fees (% of                                         Fees (% of
                                        Average Daily     Average Daily                     Average Daily    Average Daily
PORTFOLIO                                Net Assets        Net Assets)      Subadviser       Net Assets       Net Assets)
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO    First $1 billion       0.300          SSgA Funds    First $1 billion      0.100
                                      Next $4 billion        0.275          Management    Over $1 billion       0.080
                                      Over $5 billion        0.250
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO           First $1 billion       0.350          SSgA Funds    First $1 billion      0.100
                                      Next $4 billion        0.325          Management    Over $1 billion       0.080
                                      Over $5 billion        0.300
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                All asset levels       0.100          Wells Capital First $1 billion      0.050
                                                                            Management    Next $2 billion       0.030
                                                                            Incorporated  Next $3 billion       0.020
                                                                                          Over $6 billion       0.010
--------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

--------------------------------------------------------------------------------
                                                                 % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                   0.04
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                          0.07
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                               0.02
--------------------------------------------------------------------------------

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended August 31, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO             $ 389,373,259      $  258,907,626
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                      435,646,749         183,527,095
--------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 169


5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six-month period ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

170 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years     Other Directorships
------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Education Consultant to the Director of the     None
65                                                  Institute for Executive Education of the
                                                    Babcock Graduate School of Management of Wake
                                                    Forest University. Prior thereto, the Thomas
                                                    Goho Chair of Finance of Wake Forest
                                                    University, Calloway School of Business and
                                                    Accountancy, from 2006-2007 and Associate
                                                    Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal         None
64                      (Chairman since 2005)       Geyser Water Company and President of Crystal
                        (Lead Trustee since 2001)   Geyser Roxane Water Company.
------------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987         Retired. Prior thereto, President of Richard    None
74                                                  M. Leach Associates (a financial consulting
                                                    firm).
------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management,     None
54                                                  Wharton School, University of Pennsylvania.
                                                    Director of the Boettner Center on Pensions
                                                    and Retirement Research. Research Associate
                                                    and Board Member, Penn Aging Research Center.
                                                    Research Associate, National Bureau of
                                                    Economic Research.
------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         Senior Counselor to the public relations firm   None
55                                                  of Himle-Horner and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis, Minnesota (a
                                                    public policy organization).
------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke &          None
67                                                  Daniels.
------------------------------------------------------------------------------------------------------------------------

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 171


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years    Other Directorships
------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior   None
63                                                  thereto, Chairman of Whitepoint Capital, LLC
                                                    until 2004.
------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years    Other Directorships
------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank,   None
48                                                  N.A. and President of Wells Fargo Funds
                                                    Management, LLC since 2003. Senior Vice
                                                    President and Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells    None
47                      Chief Legal Counsel         Fargo Funds Management, LLC since 2001. Vice
                        since 2003                  President and Managing Senior Counsel of
                                                    Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund              None
48                                                  Accounting, Reporting and Tax for Wells Fargo
                                                    Funds Management, LLC since 2007. From 2002
                                                    to 2004, Controller for Sungard Transaction
                                                    Networks. Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to 2005.
                                                    Director of Fund Administration and SEC
                                                    Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells        None
45                      since 2004                  Fargo Bank and Wells Fargo Funds Management,
                                                    LLC from 1995 to 2002; Chief Compliance
                                                    Officer of Wells Fargo Funds Management, LLC
                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

172 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

DOW JONES TARGET TODAY FUND, DOW JONES TARGET 2010 FUND, DOW JONES TARGET 2015 FUND,
DOW JONES TARGET 2020 FUND, DOW JONES TARGET 2025 FUND, DOW JONES TARGET 2030 FUND,
DOW JONES TARGET 2035 FUND, DOW JONES TARGET 2040 FUND, DOW JONES TARGET 2045 FUND,
DOW JONES TARGET 2050 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND MONEY MARKET PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (together, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve the terms of any new investment advisory and sub-advisory agreements and annually review and consider the continuation of the existing investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Dow Jones Target 2015 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the "New Target Date Funds") and (ii) an investment sub-advisory agreement with Global Index Advisors, Inc. ("GIA") for the New Target Date Funds. Also during this period, the Boards reviewed and re-approved: (i) an investment advisory agreement with Funds Management for the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2040 Fund and the New Target Date Funds (the "Target Date Funds"); (ii) an investment sub-advisory agreement with GIA for the Target Date Funds; (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (the "Master Portfolios"); (iv) an investment sub-advisory agreement with SSgA Funds Management, Inc. ("SSgA") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (v) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Money Market Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with GIA, SSgA and Wells Capital Management (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The Target Date Funds and Master Portfolios identified above are collectively referred to as the "Funds."

More specifically, at meetings held on November 8, 2006 and February 7, 2007, the Board of Funds Trust, including the Independent Trustees advised by their independent legal counsel, and on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and approval of and continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about the continuations. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios, information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers (and that are anticipated to be provided to the New Target Date Funds) under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to (or that would be devoted to) the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible, and proposed to be primarily responsible, for the day-to-day management services for the Funds.

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 173


The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds (and those that were anticipated to be provided to the New Target Date Funds) by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided, or anticipated to be provided, to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds, except the New Target Date Funds which commenced operations on July 1, 2007, and the Master Portfolios, which have been in operation for less than one year, over various time periods ended December 31, 2006. The Boards also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

The Funds Trust Board noted that the performance of the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund was below the median performance of its Peer Group for most time periods and required further review. Upon further review, the Board noted that the restructuring of the Funds from stand-alone funds to gateway blended funds and the related new management of these Funds had been in operation for less than one year and that, given the recent restructuring, Funds Management is confident in the new Sub-Adviser's abilities. The Board also noted that the classifications for each of these Funds' respective Peer Groups (for target-date allocation funds) were developed less than a year ago and, as such, in Funds Management's view, achieving these Funds' stated investment goals of replicating their respective Dow Jones Target Industries Indexes was more meaningful as a measure of results than performing in line with a peer group. The Board requested continued reports on the performance of these Funds.

The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios for each Fund were equal to, lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Funds Trust Board also considered and noted Funds Management's recommendation to reduce certain of the Target Date Funds' net operating expense ratios in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approvals and re-approvals described above.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the

174 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information


"Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the current and proposed Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the current Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board of Master Trust did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Money Market Portfolio was not a material factor in determining whether to approve the agreement. The Boards did not consider profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that these sub-advisers' separate profitability from their relationships with the Target Date Funds, Diversified Fixed Income Portfolio and Diversified Stock Portfolio was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 175


as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are, or will be, made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the initial approval and the approval of the continuation of the Advisory Agreements, as applicable, for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the Advisory Agreements for the New Target Date Funds and the continuation of the Advisory Agreements for all of the Funds for an additional one year period.

176 Wells Fargo Advantage Dow Jones Target Date Funds      List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information ABOUT WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors:1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    106399 10-07
                                                              SOFLD/SAR101 10-07

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                            Wells Fargo Master Trust


                            By: /s/ Karla M. Rabusch


                                    Karla M. Rabusch
                                    President

                            Date: October 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                            By: /s/ Karla M. Rabusch

                                    Karla M. Rabusch
                                    President

                            Date: October 19, 2007


                            By: /s/ Stephen W. Leonhardt

                                    Stephen W. Leonhardt
                                    Treasurer


                            Date: October 19, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 19, 2007

/s/ Karla M. Rabusch

------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------
I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 19, 2007

/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 19, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 19, 2007

                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust